  As filed with the U.S. Securities and Exchange Commission on February 10, 2003

                                                Securities Act File No. 33-23512
                                        Investment Company Act File No. 811-5629

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A

            Registration Statement Under The Securities Act Of 1933          [x]
                          Pre-Effective Amendment No.                        [ ]
                        Post-Effective Amendment No. 50                      [x]
                                     and/or

        Registration Statement Under The Investment Company Act Of 1940      [x]
                               Amendment No. 50                              [x]
                        (Check appropriate box or boxes)

                                  THE GCG TRUST
                 (Exact Name of Registrant Specified in Charter)

                               1475 Dunwoody Drive
                             West Chester, PA 19380
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

            Megan L. Dunphy                                  With copies to:
                  ING                                    Jeffrey S. Puretz, Esq.
         151 Farmington Avenue                                 Dechert LLP
           Hartford, CT 06156                              1775 I Street, N.W.
(Name and Address of Agent for Service)                  Washington, D.C. 20006

                            ------------------------

 It is proposed that this filing will become effective (check appropriate box):

[ ]     Immediately upon filing pursuant to paragraph (b)
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     75 days after filing pursuant to paragraph (a)(2)
[ ]     on (date) pursuant to paragraph (b)
[x]     on May 1, 2003 pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

ING INVESTORS TRUST
(FORMERLY THE GCG TRUST)


PROSPECTUS
MAY 1, 2003
CLASS S SHARES
                              MONEY MARKET FUND
                              ING Liquid Assets Portfolio

                              BOND FUNDS
                              ING Limited Maturity Bond Portfolio
                              ING PIMCO Core Bond Portfolio

                              BALANCED FUNDS
                              ING MFS Total Return Portfolio

                              STOCK FUNDS
                              ING Eagle Asset Value Equity Portfolio
                              ING Janus Growth and Income Portfolio
                              ING Janus Special Equity Portfolio
                              ING J.P. Morgan Fleming Small Cap Equity Portfolio ING Marsico Growth Portfolio
                              ING MFS Mid Cap Growth Portfolio
                              ING MFS Research Portfolio

                              INTERNATIONAL/GLOBAL
                              ING International Equity Portfolio
                              ING J.P. Morgan Fleming International Enhanced EAFE Portfolio


NOT ALL FUNDS MAY BE AVAILABLE IN ALL
JURISDICTIONS, UNDER ALL VARIABLE
CONTRACTS OR UNDER ALL PLANS


                                                                      [ING LOGO]


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS

      IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, WE REFER TO THE ING INVESTORS TRUST AS "THE TRUST," AND TO A PORTFOLIO OF THE TRUST INDIVIDUALLY AS A "PORTFOLIO" AND COLLECTIVELY AS THE "PORTFOLIOS."

                                                                            PAGE

INTRODUCTION
ING Investors Trust.......................................................
Investment Adviser........................................................
Class of Shares
Investing through your Variable Contract
or Qualified Plan ........................................................
Why Reading this Prospectus is Important..................................

DESCRIPTION OF THE PORTFOLIOS
ING Eagle Asset Value Equity..............................................
    ING International Equity
    ING Janus Growth and Income
    ING Janus Special Equity
    ING J.P. Morgan Fleming Int'l Enhanced EAFE
    ING J.P. Morgan Fleming Small Cap Equity
    ING Limited Maturity
    ING Liquid Assets
    ING Marsico Growth
    ING MFS Mid Cap Growth
    ING MFS Research
    ING MFS Total Return
    ING PIMCO Core Bond

PORTFOLIO FEES AND EXPENSES
SUMMARY OF PRINCIPAL RISKS

MORE INFORMATION
    A Word about Portfolio Diversity......................................
    Additional Information about the
       Portfolios.........................................................
    Non-Fundamental Investments Policies..................................
    Temporary Defensive Positions.........................................
    Portfolio Turnover....................................................
    Independent Auditors..................................................

FINANCIAL HIGHLIGHTS

OVERALL MANAGEMENT OF THE TRUST

THE ADVISER...............................................................

ADMINISTRATIVE SERVICES...................................................

DISTRIBUTION

CLASS OF SHARES
    Rule 12b-1 Distribution Fees..........................................
    Service Fees .........................................................

ADVISORY FEE..............................................................

SHARE PRICE...............................................................

TAXES AND DISTRIBUTIONS...................................................

TO OBTAIN MORE INFORMATION................................................  Back

ING INVESTORS TRUST TRUSTEES..............................................  Back

      AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

                                  INTRODUCTION

ING INVESTORS           ING Investors Trust, (the "Trust") is an open-end
TRUST                   management investment company. The Trust consists of a
                        group of mutual fund portfolios (referred to individually as a "Portfolio" and collectively, as the "Portfolios"). Not all of the Portfolios are offered in this prospectus.

INVESTMENT              Directed Services, Inc. ("DSI") is the investment
ADVISER                 adviser of each Portfolio, and each Portfolio has a
                        sub-adviser referred to herein as a "Portfolio Manager".
                        DSI is a wholly-owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management.

CLASS OF SHARES         Pursuant to a multiple class plan (the "Plan"), each
                        Portfolio offers three classes of shares. This prospectus relates only to the Class S shares. For more information about Class S shares, please refer to the section of this prospectus entitled "Class of Shares."

INVESTING               Shares of the Portfolios of the Trust may be offered to
THROUGH YOUR            segregated asset accounts ("Separate Accounts") of
VARIABLE                insurance companies as investment options under variable
CONTRACT OR             annuity contracts and variable life insurance policies
QUALIFIED PLAN          ("Variable Contracts"). Shares may also be offered to
                        qualified pension and retirement plans ("Qualified
                        Plans") outside the Variable Contract and to certain investment advisers and their affiliates.

WHY READING             This prospectus explains the investment objective, risks
THIS PROSPECTUS         and strategy of each of the Portfolios of the Trust
IS IMPORTANT            offered in this prospectus. Reading the prospectus will
                        help you to decide whether a Portfolio is the right investment for you. You should keep this prospectus for future reference.

ING EAGLE ASSET VALUE EQUITY PORTFOLIO (FORMERLY VALUE EQUITY PORTFOLIO)


PORTFOLIO
MANAGER               Eagle Asset Management, Inc. ("Eagle Asset")

INVESTMENT
OBJECTIVE             Capital appreciation. Dividend income is a secondary
                      objective.

PRINCIPAL             The Portfolio normally invests at least 80% of its assets
INVESTMENT            in equity securities of domestic and foreign issuers that
STRATEGY              meet quantitative standards relating to financial
                      soundness and high intrinsic value relative to price. The equity securities in which the Portfolio invests include, common stocks, securities convertible into common stocks, options on equities and rights and warrants. The principal strategies used to select the investments include:

                         (i) A two-step process to identify possible value opportunities:

                              - Screening the universe of equity securities for four key variables: low price-to-book ratios; low price-to-sales ratios; low price-to earnings ratios; and attractive relative price-to-earnings ratios

                              - Performing in-depth fundamental research on individual companies including their industry outlook and trends, strategy, management strength, and financial stability

                         (ii) Identifying stocks trading at a discount to
                              their underlying intrinsic value and which fall into at least one of three basic categories:

                              -  "Pure" value opportunities: stocks that
                                 appear attractive relative to the broader market

                              - "Relative" value opportunities: stocks that trade at a discount to the valuation parameters that the market has historically applied to them or their peer group

                              - "Event-driven" value opportunities: stocks whose underlying value may be recognized as a result of a realized or anticipated event

                      The Portfolio may invest up to 25% of its total assets in foreign issuers. The Portfolio may write covered put and call options and may purchase protective puts. It may also purchase uncovered puts and calls that expose up to 55 of the Portfolio's total assets, and may enter into financial futures contracts and options thereon and currency hedging transactions.

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                Derivatives Risk
                             Foreign Investment Risk
                                  Manager Risk
                             Market and Company Risk
                              Value Investing Risk

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                      The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


              ING EAGLE ASSET VALUE EQUITY -- ANNUAL TOTAL RETURN*

                                  [BAR CHART]

                              Year         Return
                              1995         35.21
                              1996         10.62
                              1997         27.28
                              1998          1.55
                              1999          0.51
                              2000          8.77
                              2001         -4.43
                              2002

                      The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index and the Russell 1000 Value Index. The Standard & Poor's 500 Index is an unmanaged index comprised of 500 U.S. stocks. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

                          Average Annual Total Return

                                                           1 YEAR     5 YEAR     1/3/95
                                                                               (INCEPTION)
                     Class S Return.....................   %          %             %
                     Standard & Poor's 500 Index........   %          %           %(1)
                     Russell 1000 Value Index...........   %          %           %(1)

                     BEST QUARTER

                     Quarter Ended
                     ...............    %

                     WORST QUARTER

                     Quarter Ended
                     ...............    %

                                 (1) Index return is for the period beginning
                                     January 1, 1995.


MORE ON THE           Eagle Asset has managed the Portfolio since its inception.
PORTFOLIO             Eagle Asset is in the business of managing institutional
MANAGER               client accounts and individual accounts on a discretionary basis. Eagle Asset is a subsidiary of Raymond James
                      Financial, Inc., a publicly traded company whose shares are listed on the New York Stock Exchange. As of December
                      31, 2002, Eagle Asset had approximately $ 5.7 billion in client assets under management. The address of Eagle Asset is 880 Carillon Parkway, St. Petersburg, Florida 33716.

                      The following person at Eagle Asset is primarily responsible for the day-to-day investment decisions of the
                      Portfolio:


                      NAME               POSITION AND RECENT BUSINESS EXPERIENCE
                      ----               ---------------------------------------

                      Edmund Cowart      Managing Director and Portfolio
                                         Manager

                                         Mr. Cowart assumed responsibility
                                         for the day-to-day investment
                                         decisions of the Value Equity
                                         Portfolio on August 1, 1999. Prior
                                         to that, he served as Managing
                                         Director for a major investment
                                         advisor since 1990. He has over 20
                                         years of investment experience and
                                         is a Chartered Financial Analyst.

ING INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO
MANAGER               ING Investments, LLC ("ING Investments")

INVESTMENT
OBJECTIVE             Long-term growth of capital

PRINCIPAL
INVESTMENT            Under normal conditions, the Portfolio invests at least
                      80% of its net assets and borrowings for investment purposes in equity securities of issuers located in countries outside of the United States. The term equity securities may include common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Portfolio Manager believes they present attractive investment opportunities. The
                      Portfolio also may invest up to 20% of its assets in securities of U.S. issuers, including investment-grade debt securities.

                      The Portfolio Manager primarily uses "bottom-up" fundamental analysis to identify stocks that it believes offer good value relative to their peers in the same industry, sector or region. The Portfolio Manager also uses "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Portfolio Manager focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, and quality of management and financial measures, especially cash flow and the cash flow return on capital.

                      The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small- and medium-sized companies.

                      The Portfolio Manager will invest at least 65% of the Portfolio in assets of companies which, based upon a fundamental analysis of a company's earning prospects, it believes will experience faster earnings per share growth than that of other companies located in one or more of the same market, sector, or industry.

                      The Portfolio may also invest in debt securities and in derivatives, including options and futures contracts, options on futures and forward contract. The Portfolio may also engage in forward foreign currency contracts, and interest rate futures contracts.

                      The Portfolio may also lend up to 33 1/3% of its total assets.

                      When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL             Any investment involves the possibility that you will lose
RISKS                 money or not make money. An investment in the Portfolio is subject to the following principal risks:

                                    Call Risk
                              Debt Securities Risk
                                Derivatives Risk
                              Emerging Market Risk
                             Foreign Investment Risk
                               Interest Rate Risk
                                 Liquidity Risk
                                  Manager Risk
                             Market and Company Risk
                               Market Trends Risk
                                  Maturity Risk
                              Mid-Cap Company Risk

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                      The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                ING INTERNATIONAL EQUITY -- ANNUAL TOTAL RETURN*

                                  [BAR CHART]

                                Year      Return
                                2002

                      The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST INDEX (MSCI EAFE INDEX). The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the Index.

                           AVERAGE ANNUAL TOTAL RETURN

                                                                      1 YEAR    12/17/01
                                                                               (INCEPTION)
                     Class S Return.................................   %         %
                     MSCI EAFE Index................................   %       %(1)

                     BEST QUARTER

                     Quarter Ended
                     ...............    %

                     WORST QUARTER

                     Quarter Ended
                     ...............    %

                                 (1) Index Return is for the period beginning
                                     December 1, 2001.

MORE ON THE           ("ING Investments") serves as the Portfolio Manager to the
PORTFOLIO             Portfolio. ING Investments also serves as an investment
MANAGER               adviser to other registered investment companies (or
                      series thereof), as well as to privately managed accounts.

                      ING Investments is a registered investment adviser with the SEC. ING Investments is an indirect wholly owned subsidiary of ING Groep, N.V., As of December 31, 2002, ING managed over $____ billion in assets. The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Investments is affiliated with DSI through their common ownership by ING Groep, N.V.

                      The following persons at ING Investments are primarily responsible for the day-to-day investment decisions of the
                      Portfolio:

                      NAME                  POSITION AND RECENT BUSINESS EXPERIENCE
                      ----                  ---------------------------------------
                      Richard T. Saler      Senior Vice President and Director
                                            of International

                                            Equity Investment Strategy of ING
                                            Investments. From 1986 until July
                                            2000, Mr. Saler was Senior Vice
                                            President and Director of
                                            International Equity Strategy at
                                            Lexington Management Corporation
                                            ("Lexington"), which was acquired by
                                            ING Investments' parent company in
                                            July 2000.

                      Phillip A. Schwartz   Senior Vice President and Director
                                            of International

                                            Equity Investment Strategy of ING
                                            Investments. Prior to joining ING
                                            Investments in July 2000, Mr.
                                            Schwartz was Senior Vice President
                                            and Director of International Equity
                                            Investment Strategy at Lexington,
                                            which was acquired by ING
                                            Investments' parent company in July
                                            2000. Prior to 1993, Mr. Schwartz
                                            was a Vice President of European
                                            Research Sales with Cheuvreux de
                                            Virieu in Paris and New York.

ING JANUS GROWTH AND INCOME PORTFOLIO (FORMERLY JANUS GROWTH AND INCOME
PORTFOLIO)


PORTFOLIO
MANAGER               Janus Capital Management LLC ("Janus Capital")

INVESTMENT
OBJECTIVE             Long-term capital growth and current income

PRINCIPAL             The Portfolio normally emphasizes investments in common
INVESTMENT            stocks. It will normally invest up to 75% of its assets in
STRATEGY              equity securities selected primarily for their growth
                      potential, and at least 25% of its assets in securities the Portfolio Manager believes have income potential.
                      Because of this investment strategy, the Portfolio is not designed for investors who need consistent income.

                      The Portfolio Manager applies a "bottom up" approach in choosing investments. In other words, the Portfolio Manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Portfolio Manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. The Portfolio emphasizes aggressive growth stocks and may derive a significant portion of its income from dividend-paying common stocks. Because of these factors, the Portfolio's net asset value may fluctuate more than other equity funds.

                      The Portfolio Manager may shift assets between the growth and income components of the Portfolio based on the Portfolio Manager's analysis of relevant market, financial and economic conditions. If the Portfolio Manager believes that growth securities will provide better returns than the yields available or expected on income-producing securities, the Portfolio Manager may place a greater emphasis on the growth component.

                      The growth component of the Portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential.

                      The income component of the Portfolio is expected to consist of securities that the Portfolio Manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Portfolio if they currently pay dividends or the Portfolio Manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

                      The Portfolio may also invest in:

                           -     debt securities

                           - foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets) (without limit)

                           -     high-yield bonds (up to 35%) of any quality

                           -     index/structured securities

                           - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

                           - securities purchased on a when-issued, delayed delivery or forward commitment basis

                           -     illiquid investments (up to 15%)

                           -     special situation companies

                           - from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors

                      CASH AND CASH EQUIVALENTS. When the Portfolio Manager believes that market conditions are unfavorable for profitable investing or when it is otherwise unable to locate attractive investment opportunities for the Portfolio, the Portfolio's cash or similar investments may increase. The Portfolio Manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

                      PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                    Call Risk
                           Convertible Securities risk
                                   Credit Risk
                              Debt Securities risk
                                 Derivative Risk
                  Foreign Investment Risk Growth Investing risk
                              High-Yield Bond Risk
                                   Income Risk
                               Interest Rate Risk
                                 Liquidity risk
                                  Manager Risk
                             Market and Company Risk
                                  Maturity Risk
                                   Sector Risk
                               Small Company Risk
                             Special Situations Risk

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use.

                      For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                      The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

               ING JANUS GROWTH AND INCOME -- ANNUAL TOTAL RETURN*

                                  [BAR CHART]

                              Year          Return
                              2001           -9.51
                              2002

                      The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged index comprised of 500 U.S. stocks.

                          AVERAGE ANNUAL TOTAL RETURN
                                                                      1 YEAR     10/2/00
                                                                               (INCEPTION)
                      Class S Return...............................    %         %
                      Standard & Poor's 500 Index..................    %       %(1)

                     BEST QUARTER

                     Quarter Ended
                     ...............    %

                     WORST QUARTER

                     Quarter Ended
                     ...............    %

                                 (1) Index return is for the period beginning
                                     October 1, 2000.

MORE ON THE           Janus Capital and its predecessor firm have managed the
PORTFOLIO             Portfolio since its inception. Janis Capital has been an
MANAGER               investment adviser since 1969, and provides advisory
                      services to managed accounts and investment companies. As of December 31, 2002, Janus Capital managed approximately
                      $ 137 billion in assets. The address of Janus Capital is 100 Fillmore Street, Denver, Colorado 80206.

                      Janus Capital is a majority owned subsidiary of Janus Capital Group Inc. ("JCG") and owns approximately 92% of the outstanding member interests of Janus Capital. JCG is a publicly traded holding company with principal operations in financial asset management businesses.

                      The following person at Janus Capital is primarily responsible for the day-to-day investment decisions of the
                      Portfolio:

                      NAME               POSITION AND RECENT BUSINESS EXPERIENCE
                      ----               ---------------------------------------

                      David J. Corkins   Executive Vice President and
                                         Portfolio Manager of the Portfolio
                                         since its inception.

                                         Mr. Corkins joined Janus Capital in
                                         1995 as a research analyst
                                         specializing in domestic financial
                                         services companies and a variety of
                                         foreign industries. Mr. Corkins
                                         holds a Bachelor of Arts degree in
                                         English and Russian from Dartmouth
                                         and he received his Master's degree
                                         in Business Administration from
                                         Columbia University in 1993.

ING JANUS SPECIAL EQUITY PORTFOLIO (FORMERLY SPECIAL SITUATIONS PORTFOLIO)

PORTFOLIO
MANAGER           Janus Capital Management LLC ("Janus Capital)

INVESTMENT
OBJECTIVE         Capital appreciation

PRINCIPAL         The Portfolio invests, under normal circumstances, at least
INVESTMENT        80% of its net assets (plus borrowings for investment
STRATEGY          purposes) in equity securities with the potential for long-
                  term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

                  The Portfolio Manager applies a "bottom up" approach in choosing investments. In other words, the Portfolio Manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Portfolio Manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Portfolio Manager chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

                  The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

                      The Portfolio may also invest in debt securities, foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

                      CASH AND CASH EQUIVALENTS. When the Portfolio Manager believes that market conditions are unfavorable for profitable investing or when it is otherwise unable to locate attractive investment opportunities for the Portfolio, the Portfolio's cash or similar investments may increase. The Portfolio Manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds. Cash equivalent investments may include a money market fund managed by the Portfolio Manager.

                      PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                              Debt Securities Risk
                                 Derivative Risk
                              Diversification Risk
                             Foreign Investment Risk
                               Interest Rate Risk
                                 Liquidity Risk
                                  Manager risk
                             Market and Company Risk
                                  Maturity Risk
                                   Sector Risk
                               Small Company Risk
                             Special Situations Risk

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use.

                      For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                      The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                ING JANUS SPECIAL EQUITY -- ANNUAL TOTAL RETURN*

                                  [BAR CHART]

                               Year       Return
                               2001       -5.03
                               2002

                      The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged index comprised of 500 U.S. stocks.


                          AVERAGE ANNUAL TOTAL RETURN
                                                                      1 YEAR     10/2/00
                                                                               (INCEPTION)
                      Class S Return...............................    %         %
                      Standard & Poor's 500 Index..................    %       %(1)


                     BEST QUARTER

                     Quarter Ended
                     ...............    %

                     WORST QUARTER

                     Quarter Ended
                     ...............    %

                                 (1) Index return is for the period beginning
                                     October 1, 2000.

MORE ON THE           Janus Capital Management LLC and its predecessor firm
PORTFOLIO             ("Janus Capital") have managed the Portfolio since its
MANAGER               inception. Janus Capital has been an investment adviser
                      since 1970, and provides advisory services to managed accounts and investment companies. As of December 31, 2002, Janus Capital managed approximately $ 137 billion in assets. The address of Janus Capital is 100 Fillmore
                      Street, Denver, Colorado 80206.

                      Janus Capital is a majority owned subsidiary of Janus Capital Group Inc. ("JCG") and owns approximately 92% of the outstanding member interests of Janus Capital. JCG is a publicly traded holding company with principal operations in financial asset management businesses.

                      The following person at Janus Capital is primarily responsible for the day-to-day investment decisions of the
                      Portfolio:

                      NAME               POSITION AND RECENT BUSINESS EXPERIENCE
                      ----               ---------------------------------------

                      David C. Decker    Executive Vice President and
                                         Portfolio Manager of the Portfolio
                                         since its inception.

                                         Mr. Decker joined Janus Capital in
                                         1992 and has managed various other
                                         mutual funds and private accounts
                                         since that time. Mr. Decker holds a
                                         Master's of Business Administration
                                         degree in Finance from the Fuqua
                                         School of Business at Duke
                                         University and a Bachelor of Arts
                                         degree in Economics and Political
                                         Science from Tufts University. Mr.
                                         Decker has earned the right to use
                                         the Chartered Financial Analyst
                                         designation.

ING J.P. MORGAN FLEMING INTERNATIONAL ENHANCED EAFE PORTFOLIO (FORMERLY INTERNATIONAL ENHANCED EAFE PORTFOLIO

PORTFOLIO
MANAGER J.P. Morgan Fleming Asset Management (London) Limited ("J.P. Morgan (London))


INVESTMENT
OBJECTIVE             Total return from long-term capital growth and income


PRINCIPAL             Under normal conditions, the Portfolio will invest at
INVESTMENT            least 80% of its total assets in a broad portfolio of
STRATEGY              equity securities of established foreign companies of
                      various sizes, including foreign subsidiaries of U.S.
                      companies, based in countries that are represented in the Morgan Stanley Capital International, Europe, Australia and Far East Index (the "EAFE Index"). The EAFE Index is a widely recognized benchmark of the stock markets of the world's developed nations other than the United States.
                      Equity securities include common stocks, preferred stocks, securities that are convertible into common stocks and warrants to purchase common stocks. These investments may take the form of depositary receipts.

                      The Portfolio Manager's investment process emphasizes stock selection as the primary source of returns. Although the security selection process varies across different regions, the overall process has several common themes. These may be summarized as: an emphasis on 'bottom-up' security selection driven by fundamental research and analysis and extensive direct contact with company management. The Portfolio Manager completes the process using disciplined portfolio construction and formal risk control techniques to build a portfolio that reflects its stock selection ideas, while also seeking to manage risk relative to the EAFE Index.

                      The Portfolio Manager will seek to diversify the Portfolio by investing in at least three issuers in several countries other than the United States. However, the Portfolio may invest a substantial part of its assets in just one country.

                      The Portfolio intends to invest in companies (or governments) in the following countries or regions: the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, the Netherlands, France, Switzerland, Italy, Scandinavia and Spain), Australia, Canada and other countries or areas that the Portfolio Manager may select from time to time. However, the Portfolio may also invest in companies or governments in developing countries.

                      The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio Manager may adjust the Portfolio's exposure to each currency based on its view of the markets and issuers. The Portfolio Manager will decide how much to invest in the securities of a particular country or currency by evaluating the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. It may increase or decrease the emphasis on a type of security, industry, country or currency, based on its analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rate trends. The Portfolio may purchase securities denominated in a currency other than the country in which the company is located.

                      Although the Portfolio invests primarily in equities of companies based in countries that are represented in the EAFE Index, it may also invest up to 20% of its assets in other types of securities including the following:

                               - Companies or governments in developing
                                 countries

                               - Investment grade debt securities.
                                 Investment-grade means a rating of Baa or higher by Moody's Investors Service, Inc. ("Moody's"), BBB or higher by Standard & Poor's Corporation ("S&P") or the equivalent by another national rating organization or unrated securities of comparable quality

                               - Debt securities denominated in currencies
                                 other than U.S. dollar or issued by a single foreign government or international organization, such as the World Bank

                               - High-quality money market instruments and
                                 repurchase agreements

                      To temporarily defend its assets, the Portfolio may invest any amount of its assets in high-quality money market instruments and repurchase agreements.

                      Where capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries.

                      The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or currency exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income, gain or currency exposure.

                      The Portfolio is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified portfolio would.

                      The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                       Closed-End Investment Company risk
                  Convertible and Fixed Income Securities Risk
                                  Currency Risk
                              Debt Securities Risk
                            Defensive Investing Risk
                              Diversification Risk
                                 Derivative Risk
                              Emerging Market Risk
                             Foreign Investment Risk
                               Interest Rate Risk
                                  Manager risk
                             Market and Company Risk
                                  Maturity Risk
                               Small Company Risk

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance.
                      Performance information is only shown for portfolios that have had a full calendar year of operations. The
                      International Enhanced EAFE Portfolio commenced operations on May 1, 2002. Since the Portfolio has not had a full calendar year of operations, annual performance information has not been provided.

MORE ON THE           J.P. Morgan (London) has been the Portfolio Manager to the
PORTFOLIO             Portfolio since its inception J.P. Morgan (London) is a
MANAGER               wholly-owned subsidiary of J.P. Morgan Chase & Co. and
                      makes the day-to-day investment decisions for the Portfolio. J.P. Morgan (London) is located at 20 Finsbury
                      Street, London EC2Y9AQ. As of December 31, 2002, JP Morgan
                      London and its affiliates had $ 515 billion in assets under management.

                      The following persons at J.P. Morgan (London) are primarily responsible for the day-to-day investment decisions of the Portfolio:

                      NAME               POSITION AND RECENT BUSINESS EXPERIENCE
                      ----               ---------------------------------------

                      Peter Harrison     Managing Director at JP. Morgan
                                         (London); Head of the Global
                                         Portfolios Group.

                                         Mr. Harrison has worked at J.P.
                                         Morgan (London) since 1996 in a
                                         number of portfolio management
                                         roles.

                      James Fisher       Managing Director at J.P. Morgan
                                         (London); Portfolio Manager of EAFE
                                         funds.

                                         Mr. Fisher has worked at J.P. Morgan
                                         (London) and its predecessor
                                         companies since 1985 in numerous
                                         investment roles.

                      Tim Leask          Mr. Leask is Vice President and
                                         client portfolio manager in the
                                         Global Portfolios Group. An employee
                                         of J.P. Morgan and its predecessor
                                         companies since January 1997, Mr.
                                         Leask was a client portfolio manager
                                         in the Global Emerging

                                         Markets Portfolio Group and a
                                         Managing Director of Fleming Ans, a
                                         Merchant Bank, the Fleming Group's
                                         joint venture in Trinidad prior to
                                         his present position.

ING J.P. MORGAN FLEMING SMALL CAP EQUITY PORTFOLIO (FORMERLY J.P. MORGAN FLEMING SMALL CAP EQUITY PORTFOLIO)

PORTFOLIO
MANAGER               J.P. Morgan Fleming Asset Management (USA) Inc. (JP Morgan
                      Fleming (USA))

INVESTMENT
OBJECTIVE             Capital growth over the long term

PRINCIPAL             Under normal market conditions, the Portfolio invests at
INVESTMENT            least 80% of its total assets in equity securities of
STRATEGY              small-cap companies. Small-cap companies are companies
                      with market capitalization equal to those within a universe of S&P SmallCap 600 Index stocks. Market capitalization is the total market value of a company's shares.

                      The Portfolio focuses on companies with high quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital available for financing future growth without borrowing extensively from outside sources.

                      The Portfolio Manager uses a disciplined stock selection process, which focuses on identifying attractively valued companies with positive business fundamentals. The Portfolio combines growth and value investing.

                      The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

                      Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

                      The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

                      The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.

                      The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

                      The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective.
                      The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                           Convertible Securities Risk
                            Defensive Investing Risk
                                 Derivative Risk
                             Foreign Investment Risk
                                   Growth Risk
                                  Manager Risk
                             Market and Company Risk
                              Mid-Cap Company Risk
                                    REIT Risk
                               Small Company Risk
                                   Value Risk
                              Diversification Risk

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance.
                      Performance information is only shown for portfolios that have had a full calendar year of operations. Since the Portfolio has not had a full calendar year of operations, annual performance information has not been provided.

MORE ON THE           JPMFAM (USA) serves as the portfolio manager to the
PORTFOLIO             Portfolio. JPMFAM (USA) is a wholly owned subsidiary of
MANAGER               J.P. Morgan Chase & Co., a bank holding company. JPMFAM
                      (USA) also provides discretionary investment services to institutional clients and is located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2002, JPMFAM
                      (USA) and its affiliates had approximately $515 billion in assets under management.

                      The following person at JPMFAM (USA) is primarily responsible for the day-to-day investment decisions of the
                      Portfolio:

                      NAME               POSITION AND RECENT BUSINESS EXPERIENCE
                      ----               ---------------------------------------

                      Juliet Ellis       Managing Director and Senior
                                         Portfolio Manager

                                         Ms. Ellis has worked at JPMFAM (USA)
                                         since 1987 as an analyst and
                                         portfolio manager.

                      Hal Clark          Mr. Clark is a Vice President and
                                         Portfolio Manager at JPMFAM (USA).
                                         An employee since 1999, Mr. Clark is
                                         responsible for client
                                         communications and portfolio
                                         analysis. From 2000 to 2001, he was
                                         a large-cap Analyst covering the
                                         healthcare, software, and consumer
                                         sectors. Prior to this, Mr. Clark
                                         was an investment banking associate
                                         (1999) and an investment banking MBA
                                         intern (1998).

ING LIMITED MATURITY BOND PORTFOLIO (FORMERLY LIMITED MATURITY BOND PORTFOLIO)


PORTFOLIO             ING Investment Management LLC ("ING Investment
MANAGER               Management")

INVESTMENT            Highest current income consistent with low risk to
OBJECTIVE             principal and liquidity. As a secondary objective, the
                      Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

PRINCIPAL             The Portfolio seeks to achieve its investment objective by
INVESTMENT            investing under normal circumstances at least 80% of its
STRATEGY              net assets (plus borrowing for investment purposes) in a
                      diversified portfolio of bonds that are primarily limited maturity debt securities. These short-to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less.

                           The Portfolio Manager utilizes the following decision making process to achieve the Portfolio's objectives:

                           - ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark.

                           - YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates.

                           - SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Portfolio Manager may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.).


                           - SECURITY SELECTION. The Portfolio Manager emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.

                           The Portfolio invests in non-government securities only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Portfolio Manager determines at the time of investment that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined to be of comparable quality by the Portfolio Manager. For a description of bond ratings, please refer to the Statement of Additional Information.

                      Various instruments are eligible for investment, including, corporate securities, mortgage-backed securities, asset-backed securities, variable and floating rate securities, debt securities with special features such as puts, or maturity extension arrangements, U.S. treasury securities and U.S. government agency securities, money market securities such as commercial paper, certificates of deposit and bankers' acceptances, repurchase agreements and reverse repurchase agreements, U.S. dollar-denominated foreign securities, shares of other investment companies, futures contracts, options and options on futures contracts, which could be used for hedging the risk of interest rate changes, sovereign debt, (up to 10% of total assets) supernational organizations and real estate investment trusts (REITs).

                      In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

                      The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes. The portfolio may also lend its securities.

                      When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

                      The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any non-money market fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstance that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy that the sub-adviser uses may fail to produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         Active or Frequent Trading Risk
                                    Call Risk
                              Debt Securities Risk
                                Derivatives Risk
                             Foreign Investment Risk
                                   Income Risk
                               Interest Rate Risk
                                  Manager Risk
                                  Mortgage Risk
                                    REIT Risk
                                   Sector Risk

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                      The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                  [BAR CHART]

                      ING LIMITED MATURITY BOND-ANNUAL TOTAL RETURN*(1)

                                 Year   Return
                                 1993    6.20
                                 1994   -1.19
                                 1995   11.72
                                 1996    4.32
                                 1997    6.67
                                 1998    6.86
                                 1999    1.13
                                 2000    7.73
                                 2001    8.84
                                 2002

                      The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Lehman Brothers 1-5 Year U.S. Government Credit Bond Index. The Lehman Brothers 1-5 Year U.S. Government/Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one to five years.

                                                AVERAGE ANNUAL TOTAL RETURN(1)
                                                ------------------------------
                                                   1 YEAR    5 YEAR     10 YEAR
                                                   ------    ------     -------
                       Class S Return.............   %          %           %
                      Lehman Brothers 1-5 Year
                       U.S. Government/Credit
                       Bond Index.................   %          %           % (2)

                          BEST QUARTER
                          ------------

                          Quarter Ended
                        ................ %

                          WORST QUARTER
                          --------------

                          Quarter Ended
                        ................%

                      (1) ING Investment Management LLC has managed the Portfolio since January 2, 1998. Performance prior to January 2, 1998 is attributable to different portfolio managers.

                      (2) Index Return is for the period beginning January 1, 1989.

MORE ON THE           ING Investment Management (or investment advisers acquired
PORTFOLIO             by ING Investment Management) has managed the Portfolio
MANAGER               since August 13, 1996. ING Investment Management is
                      engaged in the business of providing investment advice to affiliated insurance and investment companies and institutional clients, which, as of December 31, 2002, were valued at approximately $73.5 billion. ING Investment
                      Management is a subsidiary of ING Groep N.V. and is under common control with Directed Services, Inc.

                      The address of ING Investment Management is 5780 Powers Ferry Road, N. W., Suite 300, Atlanta, Georgia 30327.


                      The Portfolio is managed by a team of four investment professionals led by Mr. James B. Kauffman. Mr. Kauffman has been employed by ING Investment Management since 1996 and has over 16 years of investment experience.


ING LIQUID ASSETS PORTFOLIO (FORMERLY LIQUID ASSET PORTFOLIO)


PORTFOLIO             ING Investment Management LLC ("ING Investments")
MANAGER


INVESTMENT            High level of current income consistent with the
OBJECTIVE             preservation of capital and liquidity

PRINCIPAL             The Portfolio Manager strives to maintain a stable $1 per
INVESTMEN             share net Tasset value and its investment strategy focuses
STRATEGY              on safety of principal, liquidity and yield, in order of
                      importance, to achieve this goal. The Portfolio Manager implements its strategy through a four-step investment process also designed to ensure adherence to regulatory requirements.

                      Step One:     The Portfolio Manager actively maintains a
                                    formal approved list of high quality
                                    companies

                      Step Two:     Securities of approved list issuers that
                                    meet maturity guidelines and are rated in one of the two highest ratings categories
                                    (or determined to be of comparable quality by the Portfolio Manager) are eligible for investment

                      Step Three:   Eligible securities are reviewed to ensure
                                    that an investment in such securities would not cause the Portfolio to exceed its diversification limits

                      Step Four:    The Portfolio Manager makes yield curve
                                    positioning decisions based on liquidity requirements, yield curve analysis and market expectations of future interest rates

                      Money market funds are highly regulated by Rule 2a-7 under the Investment Company Act of 1940, which sets forth specific maturity, quality and diversification guidelines. The Portfolio must adhere to procedures adopted by the Board of Trustees pursuant to Rule 2a-7 and to Rule 2a-7 itself. Some of these limitations include:

                      - QUALITY. At least 95% of the Portfolio's investments must be rated in the highest short-term ratings category (or determined to be of comparable quality by the Portfolio Manager) and the Portfolio Manager must make an independent determination that each investment represents minimal credit risk to the Portfolio.

                      - MATURITY. The average maturity of the Portfolio's securities may not exceed 90 days and the maturity of any individual security may not exceed 397 days.

                      - DIVERSIFICATION. At the time of purchase, no more than 5% of total assets may be invested in the securities of a single issuer. In addition, no more than 10% of total assets may be subject to demand features or guarantees from a single institution. The 10% demand feature and guarantee restriction is applicable to 75% of total assets subject to certain exceptions.

                      The Portfolio may invest in U.S. dollar-denominated money market instruments including:

                           - U.S. Treasury and U.S. government agency securities

                           -        fully collateralized repurchase agreements

                           - bank obligations, including certificates of deposit, time deposits, and bankers' acceptances

                           -        commercial paper

                           -        asset-backed securities

                           - variable or floating rate securities, including variable rate demand obligations

                           - short-term corporate debt securities other than commercial paper

                           -        U.S. dollar-denominated foreign securities

                           - shares of other investment companies (not to exceed 10%)

                           -        credit-linked notes

                      Some of the securities purchased may be considered illiquid and thus subject to a restriction of 10% of total assets.

                      The Portfolio may lend up to 33 1/3% of its total assets. The Portfolio may also borrow up to 10% of its net assets (up to 25% to meet redemptions).

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                   Credit Risk
                                   Income Risk
                               Interest Rate Risk
                                  Manager Risk

                      AN INVESTMENT IN THE LIQUID ASSET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO, AND THE PORTFOLIO MANAGER CANNOT ASSURE YOU THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                      The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                  [BAR CHART]

                      ING LIQUID ASSET-ANNUAL RETURN*(1)

                      Year      Return
                      1993      2.64
                      1994      3.70
                      1995      5.51
                      1996      5.01
                      1997      5.07
                      1998      5.05
                      1999      4.74
                      2000      6.05
                      2001      3.85
                      2002

                      The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Merrill Lynch 3-Month U.S. Treasury Bill Index. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an index comprised of U.S. Treasury Bills with initial maturities of three months.

                                             AVERAGE ANNUAL TOTAL RETURN(1)
                                             -------------------------------
                                                 1 YEAR    5 YEAR     10 YEAR
                                                 ------    ------     -------
                      Class S Return..........    %         %          %
                      Merrill Lynch 3-Month
                       U.S. Treasury Bill
                       Index..................    %         %           %(2)

                           BEST QUARTER
                           ------------

                           Quarter Ended
                           2.19............%

                           WORST QUARTER
                           -------------

                           Quarter Ended
                           0.58............%

                      (1) ING Investment Management LLC has managed the Portfolio since January 2, 1998. Performance prior to January 2, 1998 is attributable to different portfolio managers.

                      (2) Index Return is for the period beginning January 1, 1989.


                           The Portfolio's 7-day yield as of December 31, 2002
                      was ____. Call toll free 1-800-366-0066 for the Portfolio's current 7-day yield.

MORE ON THE           ING Investments (or investment advisers acquired by ING
PORTFOLIO             Investment Management ) has managed the Portfolio since
MANAGER               August, 1996.

                      ING Investment Management is engaged in the business of providing investment advice to affiliated insurance and investment companies and institutional clients , which, as of December 31, 2002, were valued at approximately $ 73.5 billion. The address of ING Investment Management is 5780 Powers Ferry Road, N. W., Suite 300, Atlanta, Georgia 30327. ING Investment Management is a subsidiary of ING Groep N.V. and is affiliated with Directed Services, Inc.

                      The Portfolio is managed by a team of four investment professionals led by Ms. Jennifer J. Thompson, CFA. Ms. Thompson has been employed by ING Investment as a portfolio manager since 1998. From 1992 to 1998, Ms. Thompson was employed as an analyst at Fidelity Investments.

ING MARSICO GROWTH PORTFOLIO (FORMERLY MARSICO GROWTH PORTFOLIO)

PORTFOLIO             Marsico Capital Management, LLC ("Marsico")
MANAGER


INVESTMENT            Capital appreciation
OBJECTIVE

PRINCIPAL             The Portfolio invests primarily in equity securities
INVESTMENT            selected for their growth potential. The Portfolio may
STRATEGY              invest in companies of any size, from larger,
                      well-established companies to smaller, emerging growth companies.

                      Marsico's investment approach generally combines "top-down" analysis of economic and social trends with "bottom-up" stock selection. Top-down analysis takes into consideration macro-economic factors such as interest rates, inflation, the regulatory environment and the global competitive landscape, as well as the most attractive global investment opportunities, industry consolidation, and other economic and social trends. Bottom-up analysis emphasizes investments in well-known, high quality companies with specific expertise or dominance, franchise durability and pricing power, solid fundamentals such as strong balance sheets, strong management, and reasonable valuations in light of projected growth rates.

                      If the Portfolio Manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments. The Portfolio may also invest in:

                      - foreign securities (including in emerging or developing markets)

                      - forward foreign currency contracts, futures and options

                      -          debt securities

                      -          high-yield bonds (up to 35%) of any quality

                      - from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors

                      When the Portfolio Manager believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual--they represent the assets that remain after the Portfolio Manager has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Portfolio Manager considers it advantageous to purchase or sell securities. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         Active or Frequent Trading Risk
                              Debt Securities Risk
                                Derivatives Risk
                             Foreign Investment Risk
                              Growth Investing Risk
                              High-Yield Bond Risk
                                  Manager Risk
                             Market and Company Risk
                                   Sector Risk

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                      The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                  [BAR CHART]

                   ING MARSICO GROWTH-ANNUAL TOTAL RETURN*(1)

                                Year   Return
                                1999    78.13
                                2000   -21.99
                                2001   -30.23
                                2002

                      The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks.


                                              AVERAGE ANNUAL TOTAL RETURN(1)
                                              -----------------------------
                                                                                  8/14/98
                                                                     1 YEAR      (INCEPTION)
                                                                     ------      -----------
                      Class S Return..............................     %             %
                      Standard & Poor's 500 Index.................     %             %(2)

                      BEST QUARTER
                      ------------
                      Quarter Ended
                      ...............  %

                      WORST QUARTER
                      -------------
                      Quarter Ended
                      ...............    %

                      (1) Marsico has managed the Portfolio since December 13, 2002. Performance prior to this date is attributable to different portfolio managers.

                      (2)        Index return is for the period beginning August
                                 1, 1998.

MORE ON THE           Marsico is located at 1200 Seventeenth Street, Suite 1300,
PORTFOLIO             Denver, Colorado 80202. Marsico is a registered investment
MANAGER               adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001.
                      Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. As of December 31, 2002, Marsico managed approximately $____ billion in assets.

                      The following persons at Marsico is primarily responsible for the day-to-day investment decisions of the Portfolio:



                         NAME                  POSITION AND RECENT BUSINESS EXPERIENCE
                         ----                  ---------------------------------------
                      Thomas F. Marsico           Mr. Marsico is the Chairman and
                                                  Chief Investment Officer of
                                                  Marsico Capital Management, LLC
                                                  ("Marsico").

                                                   He founded Marsico in 1997, and
                                                   has more than 22 years of
                                                   investment experience. Mr.
                                                   Marsico has more than 22 years
                                                   of experience as a securities
                                                   analyst and a portfolio manager.
                                                   Prior to forming Marsico
                                                   Capital, Mr. Marsico served as
                                                   the portfolio manager of the
                                                   Janus Twenty Fund from January
                                                   31, 1988 through August 11, 1997
                                                   and served in the same capacity
                                                   for the Janus Growth and Income
                                                   Fund from May 31, 1991 (the
                                                   Fund's inception date) through
                                                   August 11, 1997.

                      James A. Hillary             Effective as of the date of this
                                                   prospectus, James A. Hillary
                                                   joins Mr. Marsico as co-manager.

                                                   Mr. Hillary is Portfolio Manager
                                                   and Senior Analyst with Marsico.
                                                   He has 14 years of experience as
                                                   a securities analyst and
                                                   portfolio manager, and was a
                                                   founding member of Marsico.
                                                   Prior to joining Marsico in
                                                   1997, Mr. Hillary was a
                                                   portfolio manager at W.H.
                                                   Reaves, a New Jersey-based money
                                                   management firm. He holds a
                                                   bachelor's degree from Rutgers
                                                   University and a law degree from
                                                   Fordham.

ING MFS MID CAP GROWTH PORTFOLIO (FORMERLY MID-CAP GROWTH PORTFOLIO)


PORTFOLIO             Massachusetts Financial Services Company ("MFS")
MANAGER


INVESTMENT            Long-term growth of capital
OBJECTIVE


PRINCIPAL             The Portfolio normally invests at least 80% of its net
INVESTMENT            assets in common stocks and related securities (such as
STRATEGY              preferred stocks, convertible securities and depositary
                      receipts) of companies with medium market capitalizations
                      (or "mid-cap companies") which the Portfolio Manager believes have above-average growth potential.

                      The Portfolio Manager defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell MidCap Growth Index at the time of the Portfolio's investment. The Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000 Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell MidCap Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 80% investment policy. As of December 31, 2002, the top of the Russell MidCap Growth Index was approximately $13.2 billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

                      The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.

                      The Portfolio may invest up to 20% of net assets in foreign securities (including ADRs and emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts and forward foreign currency contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may also invest in options on securities, stock indexes and futures contracts.

                      The Portfolio may also invest in debt securities and up to 10% of its net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds

                      The Portfolio may establish "short positions" in specific securities or indices through short sales. In a short sale, the Portfolio borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The Portfolio must replace the security at its market value at the time of replacement.

                      When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

                      The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

                      The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         Active or Frequent Trading Risk
                           Convertible Securities Risk
                              Debt Securities Risk
                              Diversification Risk
                              Emerging Market Risk
                             Foreign Investment Risk
                              Growth Investing Risk
                                  Manager Risk
                             Market and Company Risk
                              Mid-Cap Company Risk
                               OTC Investment Risk

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                      The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                  [BAR CHART]

                      ING MFS MID-CAP GROWTH-ANNUAL TOTAL RETURN*

                                Year           Return
                                1999            79.05
                                2000             8.18
                                2001           -23.62
                                2002

                      The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap Growth Index and Russell 2000 Index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The Russell 2000 Index represents the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest U.S. companies, based on total market capitalization.

                                     AVERAGE ANNUAL TOTAL RETURN
                                                                                       8/14/98
                                                                       1 YEAR        (INCEPTION)

                      Class S Return.................................   %               %
                      Russell Midcap Growth Index....................   %               %(1)
                      Russell 2000 Index.............................   %               %(1)

                      BEST QUARTER
                      ------------
                      Quarter Ended
                      ...............  %


                      WORST QUARTER
                      -------------
                      Quarter Ended
                      ...............    %

                      (1)        Index return is for the period beginning August
                                 1, 1998.


MORE ON THE           MFS has managed the Portfolio since its inception. MFS is
PORTFOLIO             the oldest U.S. mutual fund organization. MFS and its
MANAGER               predecessor organizations have managed money since 1924
                      and founded the first mutual fund in the United States.
                      MFS is a subsidiary of Sun Life of Canada (U.S.) Financial
                      Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). Net assets under management of the MFS organization were approximately $112.5 billion as of December 31, 2002. The address of MFS is 500 Boylston
                      Street, Boston, Massachusetts 02116.

                      The Portfolio is managed by a team of portfolio managers comprised of David E. Sette-Ducati, an MFS Senior Vice President, and Eric B. Fischman. Messrs. Sette-Ducati and Fischman have been employed in the MFS investment management area since 1995 and 2000, respectively. Prior to joining MFS, Mr. Fischman was an equity research analyst for State Street Research and for Dreyfus Corporation.

ING MFS RESEARCH  PORTFOLIO (FORMERLY RESEARCH PORTFOLIO)

PORTFOLIO             Massachusetts Financial Services Company ("MFS")
MANAGER


INVESTMENT            Long-term growth of capital and future income
OBJECTIVE


PRINCIPAL             The Portfolio normally invests at least 80% of its net
INVESTMENT            assets in common stocks and related securities (such as
STRATEGY              preferred stocks, convertible securities and depositary
                      receipts). The Portfolio focuses on companies that the Portfolio Manager believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size. The Portfolio's investments may include securities traded on securities exchanges or in the over-the-counter markets.

                      A team of equity research analysts selects portfolio securities for the Portfolio. This team includes investment analysts employed by the Portfolio Manager and its affiliate. The team allocates the Portfolio's assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility.

                      The Portfolio may invest up to 20% of net assets in foreign equity securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

                      The Portfolio may also invest up to 10% of net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds.

                      The Portfolio may also loan securities.

                      The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         Active or Frequent Trading Risk
                           Convertible Securities Risk
                                Derivatives Risk
                             Foreign Investment Risk
                                  Manager Risk
                             Market and Company Risk
                               OTC Investment Risk

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                      The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                  [BAR CHART]

                        ING MFS RESEARCH-ANNUAL TOTAL RETURN*

                                1999            24.23
                                2000            -4.54
                                2001           -21.46
                                2002



                      The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index and the Russell Midcap Index. The Standard & Poor's 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The Russell Midcap Index consists of the 800 smallest companies in the Russell 1000 Index.

                                             AVERAGE ANNUAL TOTAL RETURN
                                             ---------------------------
                                                                                        8/14/98
                                                                     1 YEAR          (INCEPTION)
                                                                     ------          -----------

                      Class S Return...............................    %                 %
                      Standard & Poor's 500 Index..................    %                 %(1)
                      Russell Midcap Index.........................    %                 %(1)


                      BEST QUARTER
                      ------------
                      Quarter Ended
                      ...............  %


                      WORST QUARTER
                      -------------
                      Quarter Ended
                      ...............  %


                      (1)        Index return is for the period beginning August
                                 1, 1998.

MORE ON THE           MFS has managed the Portfolio since its inception. MFS is
PORTFOLIO             the oldest U.S. mutual fund organization. MFS and its
MANAGER               predecessor organizations have managed money since 1924
                      and founded the first mutual fund in the United States.
                      MFS is a subsidiary of Sun Life of Canada (U.S.) Financial
                      Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). Net assets under management of the MFS organization were approximately $112.5 billion as of December 31, 2002. The address of MFS is 500 Boylston
                      Street, Boston, Massachusetts 02116.

                      The Portfolio is managed by a team of equity analysts.

ING MFS TOTAL RETURN PORTFOLIO (FORMERLY TOTAL RETURN PORTFOLIO)


PORTFOLIO             Massachusetts Financial Services Company ("MFS")
MANAGER


INVESTMENT            Above-average income (compared to a portfolio entirely
                      invested in equity

OBJECTIVE                  securities) consistent with the prudent employment of
                           capital. A secondary objective is the reasonable opportunity for growth of capital and income.

PRINCIPAL                  The Portfolio is a "balanced fund," and invests in a
INVESTMENT                 combination of equity and fixed income securities.
STRATEGY                   Under normal market conditions, the Portfolio
                           invests:

                           - at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities) such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities.

                           - at least 25%, but not more than 60%, of its net assets in non-convertible fixed income securities.


                           The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The percentage limits described above are measured at the time of investment.

                           EQUITY PORTION. The Portfolio Manager uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.

                           While the Portfolio may invest in all types of equity securities, the Portfolio Manager generally purchases equity securities of companies that the Portfolio Manager believes are undervalued in the market relative to their long-term potential. The Portfolio Manager deems equity securities of companies to be undervalued if they are temporarily out of favor in the market due to any of the following:

                               -   a decline in the market

                               -   poor economic conditions

                               - developments that have affected or may affect the issuer of the securities or the issuer's industry

                               -   the market has overlooked them

                           Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

                           As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

                           -   a fixed income stream

                           - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

                           FIXED INCOME PORTION. The Portfolio invests in securities that pay a fixed interest rate, including:

                           - U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by, the U.S. government or one of its agencies or instrumentalities,

                           - mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the Portfolio to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the Portfolio invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the Portfolio, and

                           - corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.

                           In selecting fixed income investments for the Portfolio, the Portfolio Manager considers the views of its group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, the Portfolio Manager does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

                           The Portfolio may invest up to 20% of its assets in foreign securities, and up to 20% of its assets in lower rated nonconvertible fixed income securities and comparable unrated securities. The Portfolio may invest with no limitation in zero-coupon bonds, loan participations, mortgage pass-through securities and American Depositary Receipts.

                           The Portfolio may also invest in options, futures contracts, interest rate swaps and foreign currency transactions.

                           The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL                  The principal risks of investing in the Portfolio and
RISKS                      the circumstances reasonably likely to cause the
                           value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         Active or Frequent Trading Risk
                                 Allocation Risk
                                    Call Risk
                           Convertible Securities Risk
                                   Credit Risk
                              Emerging Markets Risk
                             Foreign Investment Risk
                              High-Yield Bond Risk
                                   Income Risk
                               Interest Rate Risk
                                 Liquidity Risk
                                  Manager Risk
                             Market and Company Risk
                                  Maturity Risk
                                  Mortgage Risk
                                   Sector Risk
                           Undervalued Securities Risk

                           Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE                The value of your shares in the Portfolio will
                           fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.


                           The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                           The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                               ING MFS TOTAL RETURN -- ANNUAL TOTAL RETURN*

                                                [BAR CHART]

                                            Year           Return
                                            ----           ------
                                            1999            3.38
                                            2000           16.50
                                            2001            0.49
                                            2002


                           The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index and the Lehman Brothers Government/Corporate Bond Index. The Standard & Poor's 500 Index is an unmanaged index comprised of 500 U.S. stocks. The Lehman Brothers Government/Corporate Bond Index is comprised of intermediate-term U.S. government securities and investment-grade corporate debt securities.

                          AVERAGE ANNUAL TOTAL RETURN
                                                                           1 YEAR         8/14/98
                                                                                        (INCEPTION)

         Class S Return..............................................       %             %
         Standard & Poor's 500 Index.................................       %           %(1)
         Lehman Brothers Government/
            Corporate Bond Index.....................................       %           %(1)
         60% S&P 500/40% Lehman Index................................       %           %(1)

         BEST QUARTER

         Quarter Ended
         .................    %

         WORST QUARTER

         Quarter Ended
         .................    %



(1) Index return is for the period beginning August 1, 1998.

The Portfolio Manager has determined that the Standard & Poor's 500 Index is the most appropriate index to use for comparative purposes. In the future, it will be the only benchmark compared to the Portfolio.

MORE ON THE                MFS has managed the Portfolio since its Portfolio
MANAGER                    inception. MFS is the oldest U.S. mutual fund
                           organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services
                           Holding, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial
                           Services of Canada, Inc., (a diversified financial services organization). Net assets under management of the MFS organization were approximately $112.5 billion as of December 31, 2002. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

                           The Portfolio is managed by a team of portfolio managers at MFS.


ING PIMCO CORE BOND PORTFOLIO (FORMERLY CORE BOND PORTFOLIO)

PORTFOLIO
MANAGER                    Pacific Investment Management Company LLC ("PIMCO")


INVESTMENT                 Maximum total return, consistent with preservation of
OBJECTIVE                  capital and prudent investment management.

PRINCIPAL                  The Portfolio seeks to achieve its investment
INVESTMENT                 objective by investing under normal circumstances at
STRATEGY                   least 80% of its net assets (plus borrowings for
                           investment purposes) in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Portfolio Manager's forecast for interest rates.

                           The instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including Convertible, securities, preferred stock, corporate commercial paper, Yankees and Euros; mortgaged-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities; event-linked bonds and loan participations; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; and money market instruments.

                           The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B at the time of investment or higher by Moody's or S&P or, if unrated, determined by the Portfolio Manager to be of comparable quality. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers, including Yankees and Euros. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


                           The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


PRINCIPAL                  The principal risks of investing in the Portfolio and
RISKS                      the circumstances reasonably likely to cause the
                           value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                             Currency Risk
                                         Debt Securities Risk
                                            Derivative Risk
                                        Foreign Investment Risk
                                         High Yield Bond Risk
                                          Interest Rate risk
                                            Leveraging Risk
                                            Liquidity Risk
                                             Manager Risk
                                        Market and Company risk

                           Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE                The value of your shares in the Portfolio will
                           fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                           The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                           The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                              ING PIMCO CORE BOND -- ANNUAL TOTAL RETURN*(1)

                                              [BAR CHART]

                                        Year           Return
                                        ----           ------
                                        1999           -8.62
                                        2000            0.94
                                        2001            2.46
                                        2002

                           The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the Index.

                                          Average Annual Total Return(1)
                          -----------------------------------------------------------------------
                                                                              1 Year    8/14/98
                                                                                      (Inception)

                          Class S Return........................................%         %

                          Lehman Brothers Aggregate Bond Index................. %         %(2)


             Best Quarter
         ----------------------
             Quarter Ended
         .....................%


             Worst Quarter
         ----------------------
             Quarter Ended
         .....................%

         (1) PIMCO has managed the Portfolio since May 1, 2001. Prior to May 1, 2001 a different portfolio manager managed the Portfolio, and the Portfolio's strategy to invest in bonds of global issuers was different.

         (2)      Index return is for the period beginning August 1, 1998.

MORE ON THE                PIMCO's address is 840 Newport Center Drive, Suite
PORTFOLIO                  300, Newport Beach, California 92660. Organized in
MANAGER                    1971, PIMCO provides investment management and
                           advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2002, PIMCO had approximately $304.6 billion in assets under management.

                           PIMCO, a Delaware limited liability company, is a subsidiary of Allianz Dresdner Asset Management of America L.P., formerly PIMCO Advisors L.P. ("ADAM LP"). Allianz AG ("Allianz") is the indirect majority owner of ADAM LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM LP.

                           A portfolio management team led by William H. Gross, Managing Director, Chief Investment Officer and founding partner of PIMCO, manages the Core Bond Portfolio. The portfolio management team develops and implements investment strategy for the Portfolio.

                           PORTFOLIO FEES AND EXPENSES

           The table that follows shows the estimated operating expenses paid each year by a Portfolio. These estimated expenses are based on the expenses paid by the Portfolios in the year 2002 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

           Your Variable Contract is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company under your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Trust's Portfolios are not fixed or specified under the terms of your variable contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.

                                 CLASS S SHARES
                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                                              TOTAL       TOTAL NET
                                 MANAGEMENT        DISTRIBUTION        SHAREHOLDER            OTHER          OPERATING    PORTFOLIO
                                     FEE           (12B-1) FEE         SERVICES FEE         EXPENSES(2)      EXPENSES     EXPENSES
                                 ----------       ---------------      ------------       --------------     --------     --------
Eagle Asset Value Equity                               0.00%               0.25%
International Equity                                   0.00%               0.25%
Janus Growth and Income                                0.00%               0.25%
Janus Special Equity                                   0.00%               0.25%
J.P. Morgan Fleming Int'l                              0.00%               0.25%              (3)
Enhanced EAFE

J.P. Morgan Fleming Small Cap                          0.00%               0.25%              (3)
Equity
Limited Maturity Bond                                  0.00%               0.25%
Liquid Assets                                          0.00%               0.25%
Marsico Growth                                         0.00%               0.25%
MFS Mid Cap Growth                                     0.00%               0.25%
MFS Research                                           0.00%               0.25%
MFS Total Return                                       0.00%               0.25%
PIMCO Core Bond                                        0.00%               0.25%

      (1) This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.


      (2) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expense.

      (3) "Other Expenses" for the Portfolio are estimated because it did not have a full calendar year of performance as of December 31, 2002.

      EXAMPLE This example is intended to help you compare the cost of investing in Class S of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class S operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year                    3 Years                    5 Years                   10 Years
                                             ------                    -------                    -------                   --------
Eagle Asset Value Equity
International Equity
Janus Growth and Income
Janus Special Equity
J.P. Morgan Fleming Int'l Enhanced EAFE
J.P. Morgan Fleming Small Cap Equity
Limited Maturity Bond
Liquid Assets
Marsico Growth
MFS Mid Cap Growth
MFS Research
MFS Total Return
PIMCO Core Bond

                           SUMMARY OF PRINCIPAL RISKS

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTIONS OF THE PORTFOLIOS AND ARE DESCRIBED IN THIS SECTION. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPALS RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a portfolio's performance.

ALLOCATION RISK. A portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by a portfolio manager. A portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CLOSED-END INVESTMENT COMPANY RISK. When a portfolio invests in closed-end investment companies, the portfolio indirectly pays a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the portfolio.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities and tends to decline as interest rates increase and increase as interest rates decline. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a portfolio's investments in foreign currency-denominated securities may reduce the value of a portfolio's assets.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities.

DERIVATIVE RISK. A portfolio may use futures, options, swaps and other derivative instruments to hedge or protect a portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain a portfolio's investment objective. A portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (1940
Act), which means that the portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKET RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.

HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgement.

INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a portfolio to be more volatile than if a portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A portfolio's investments in illiquid securities may reduce the returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no assurance that these will achieve a Portfolio's objective, and a portfolio manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

MARKET TRENDS RISK. From time to time, the stock market may not favor the type or style of securities in which a portfolio invests. MATURITY RISK. Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price.

MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

MORTGAGE RISK. A portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a portfolio because a portfolio will have to reinvest that money at the lower prevailing interest rates.

OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
(OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

To the extent that a portfolio invests significantly in one geographic region or country, a portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.

REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject the Fund to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

SECTOR RISK. A portfolio may, at times, invest significant assets in securities of issuers in one or more market sectors, such as technology. To the extent a portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a portfolio than it would on a fund that has securities representing a broader range of investments.

SHORT SALES RISK. A portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the portfolio manager believes that the price of a security may decline, causing the value of a security owned by the portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the portfolio owns.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.

SPECIAL SITUATIONS RISK. A " special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Investments in special situation companies may not appreciate if an anticipated development does not occur or does not produce the anticipated result.

UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. A portfolio equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A portfolio manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

VALUE INVESTING RISK. A particular risk of a portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented stocks and may not favor equities at all.

Percentage and Rating Limitation, unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

A WORD ABOUT             Each Portfolio in this prospectus, unless
PORTFOLIO                specifically noted under a portfolio's principal
DIVERSITY                investment strategy, is diversified, as defined in
                         the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer
                         (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under a portfolio's principal investment strategy, is fundamental. In addition, investment restrictions are fundamental if so designated in this prospectus or statement of additional information. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL               The Statement of Additional Information is made a
INFORMATION              part of this prospectus. It identifies investment
ABOUT THE                restrictions, more detailed risk descriptions, a
PORTFOLIOS               description of how the bond rating system works and
                         other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling our Customer Service Center at 1-800-344-6864, or downloading it from the Securities and Exchange Commission's website (http://www.sec.gov).

NON-FUNDAMENTAL          Certain Portfolios have adopted non-fundamental
INVESTMENT               investment policies to invest the assets of the
POLICIES                 Portfolio in securities that are consistent with the
                         Portfolio's name. For more information about these policies, please consult the Statement of Additional
                         Information.

TEMPORARY                A portfolio manager may depart from a portfolio's
POSITIONS                principal investment strategies by Defensive
                         temporarily investing for defensive purposes when a Portfolio Manager believes that adverse market, economic, political or other conditions may affect a Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash items, debt securities that are high quality or higher than normal, more liquid securities or others.
                         While a portfolio invests defensively, it may not be able to pursue its investment objective. A portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a portfolio may engage, unless specifically noted under a portfolio's principal investment strategy, are identified and discussed, together with their risks, in the Statement of Additional Information.

INDEPENDENT                Ernst & Young LLP, located at Two Commerce Square,
AUDITORS                   Suite 4000, 2001 Market Street, Philadelphia,
                           Pennsylvania 19103.

FINANCIAL                  THE FOLLOWING FINANCIAL HIGHLIGHTS TABLES ARE
HIGHLIGHTS                 INTENDED TO HELP YOU UNDERSTAND EACH OF THE
                           PORTFOLIO'S FINANCIAL PERFORMANCE FOR THE PAST 5
                           YEARS (OR, IF SHORTER, FOR THE PERIOD OF THE
                           PORTFOLIO'S OPERATIONS). CERTAIN INFORMATION
                           REFLECTS FINANCIAL RESULTS FOR A SINGLE PORTFOLIO
                           SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE
                           RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN
                           INVESTMENT IN THE PORTFOLIO (ASSUMING REINVESTMENT OF
                           ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION
                           HAS BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT
                           AUDITORS, WHOSE REPORT, ALONG WITH A PORTFOLIO'S
                           FINANCIAL STATEMENTS, ARE INCLUDED IN THE ANNUAL
                           REPORT, WHICH IS AVAILABLE UPON REQUEST.

CORE BOND PORTFOLIO (formerly Global Fixed Income Portfolio)**

                                                                YEAR          YEAR         YEAR         YEAR        PERIOD
                                                                ENDED         ENDED        ENDED        ENDED        ENDED
                                                              12/31/02      12/31/01     12/31/00     12/31/99    12/31/98*#
                                                              --------      --------     --------     --------    ----------
Net asset value, beginning of period                                       $    9.60     $  10.06     $   11.17    $   10.47
                                                                           ---------     --------     ---------    ---------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                                           0.26         0.12          0.34         0.09
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                      (0.02)       (0.03)        (1.30)        0.74
                                                                           ---------     --------     ---------    ---------
Total from investment operations                                                0.24         0.09         (0.96)        0.83
                                                                           ---------     --------     ---------    ---------
LESS DISTRIBUTIONS:
Dividends from net investment income                                              --        (0.32)        (0.14)       (0.09)
Dividends in excess of net investment income                                      --           --            --        (0.04)
Distributions from capital gains                                               (0.05)       (0.00)(1)        --           --
Distributions in excess of capital gains                                          --           --         (0.01)          --
Return of capital                                                                 --        (0.23)           --           --
                                                                           ---------     --------     ---------    ---------
Total distributions                                                            (0.05)       (0.55)        (0.15)       (0.13)
                                                                           ---------     --------     ---------    ---------
Net asset value, end of period                                             $    9.79     $   9.60     $   10.06    $   11.17
                                                                           =========     ========     =========    =========

Total return                                                                    2.46%        0.94%        (8.62)%       7.99%++
                                                                           =========     ========     =========    =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                                       $ 122,176     $ 47,126     $  30,371    $  21,932
Ratio of operating expenses to average net assets                               1.13%        1.60%         1.60%        1.74%+
Ratio of net investment income to average net assets                            3.30%        3.62%         3.17%        2.37%+
Portfolio turnover rate                                                          745%         156%           87%          25%
                                                                           ---------     --------     ---------    ---------

* The Core Bond Portfolio (formerly the Global Fixed Income Portfolio) commenced operations on August 14, 1998.

** Since May 1, 2001, Pacific Investment Management Company has served as the Portfolio Manager of the Portfolio. Prior to that date a different firm served as Portfolio Manager. Along with this change was a name change from the Global Fixed Income Portfolio to the Core Bond Portfolio and a change of investment strategy.

+     Annualized

++    Non-annualized

# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(1)   Less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



GROWTH PORTFOLIO**

                                                               YEAR          YEAR          YEAR            YEAR          PERIOD
                                                               ENDED         ENDED         ENDED           ENDED          ENDED
                                                             12/31/02      12/31/01      12/31/00         12/31/99      12/31/98*#
                                                             --------    -----------    -----------      -----------    ---------
Net asset value, beginning of period                                     $     19.78    $     27.49      $     15.62    $   13.63
                                                                         -----------    -----------      -----------    ---------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:

Net investment income/(loss)                                                    0.00(1)        0.29            (0.03)       (0.03)
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                      (5.98)         (6.43)           12.23         2.02
                                                                         -----------    -----------      -----------    ---------
Total from investment operations                                               (5.98)         (6.14)           12.20         1.99
                                                                         -----------    -----------      -----------    ---------
LESS DISTRIBUTIONS:
Net investment income                                                             --          (0.34)              --           --
Distributions from capital gains                                                  --          (1.23)           (0.33)          --
Return of capital                                                                 --          (0.00)(1)           --           --
                                                                         -----------    -----------      -----------    ---------
Total distributions                                                               --          (1.57)           (0.33)          --
                                                                         -----------    -----------      -----------    ---------
Net asset value, end of period                                           $     13.80    $     19.78      $     27.49    $   15.62
                                                             ========    ===========    ===========      ===========    =========
Total return                                                                  (30.23)%       (21.99)%          78.13%       14.60%++
                                                             ========    ===========    ===========      ===========    =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                                     $ 1,101,625    $ 1,638,875      $ 1,416,872    $ 231,216
Ratio of operating expenses to average net assets                               1.01%          0.99%            1.04%        1.09%+
Ratio of net investment income/(loss) to average net assets                     0.01%          0.19%           (0.40)%      (0.58)%+
Portfolio turnover rate                                                           88%            60%             116%          88%
                                                             --------    -----------    -----------      -----------    ---------


*     The Growth Portfolio commenced operations on August 14, 1998.

** Since March 1, 1999, Janus Capital Management LLC has served as Portfolio Manager for the Growth Portfolio. Prior to that date, a different firm served as Portfolio Manager. Along with this change was a name change from the Value + Growth Portfolio to the Growth Portfolio.

+     Annualized

++    Non-annualized

# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(1)   Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


INTERNATIONAL EQUITY PORTFOLIO


                                                                    YEAR         YEAR
                                                                    ENDED        ENDED
                                                                 12/31/02      12/31/01*
                                                                 --------      ---------
Net asset value, beginning of period                                           $   8.26
                                                                               --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:

Net investment loss                                                               (0.00)(1)
Net realized and unrealized gain on investments
   and foreign currencies                                                          0.03
                                                                               --------
Total from investment operations                                                   0.03
                                                                               --------

Net asset value, end of period                                                 $   8.29
                                                                 ========      ========
Total return                                                                       0.36%++
                                                                 ========      ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                                           $171,577
Ratio of operating expenses to average net assets                                  1.25%+
Ratio of net investment loss to average net assets                                (0.15)%+
Portfolio turnover rate                                                              99%
                                                                 --------      --------

*     The International Equity Portfolio commenced operations on December 17,
      2001.

+     Annualized

++    Non-annualized

(1)   Amount is less than 0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


JANUS GROWTH AND INCOME PORTFOLIO (formerly Growth and Income Portfolio)


                                                                          YEAR        YEAR        PERIOD
                                                                          ENDED       ENDED        ENDED
                                                                        12/31/02    12/31/01     12/31/00**#
                                                                        --------    --------     -----------
Net asset value, beginning of period                                                $    9.97     $  10.00
                                                                                    ---------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                                                    0.02         0.07
Net realized and unrealized loss on investments
   and foreign currencies                                                               (0.97)       (0.09)
                                                                                    ---------     --------
Total from investment operations                                                        (0.95)       (0.02)
                                                                                    ---------     --------
LESS DISTRIBUTIONS:

Dividends from net investment income                                                    (0.05)       (0.01)
                                                                                    ---------     --------

Net asset value, end of period                                                      $    8.97     $   9.97
                                                                        ========    =========     ========
Total return                                                                            (9.51)%      (0.21)%++
                                                                        ========    =========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                                                $  93,222     $ 15,231
Ratio of operating expenses to average net assets                                        1.11%        1.10%+
Ratio of net investment income to average net assets                                     0.93%        2.63%+
Portfolio turnover rate                                                                    42%           5%
                                                                        --------    ---------     --------

* On January 30, 2002 there was a name change from Growth and Income Portfolio to Janus Growth and Income Portfolio.

**    The Janus Growth and Income Portfolio commenced operations on October 2,
      2000.

+     Annualized

++    Non-annualized

# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


LIMITED MATURITY BOND PORTFOLIO*

                                                               YEAR          YEAR           YEAR         YEAR          YEAR
                                                               ENDED         ENDED          ENDED        ENDED         ENDED
                                                             12/31/02       12/31/01      12/31/00      12/31/99      12/31/98
                                                             --------       --------      --------      --------      --------
Net asset value, beginning of year                                          $  10.53      $  10.42      $  10.68      $  10.31
                                                             --------       --------      --------      --------      --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:


Net investment income                                                           0.41          0.55          0.48          0.24
Net realized and unrealized gain(loss) on investments
   and foreign currencies                                                       0.52          0.26         (0.36)         0.47
                                                             --------       --------      --------      --------      --------
Total from investment operations                                                0.93          0.81          0.12          0.71
                                                             --------       --------      --------      --------      --------
LESS DISTRIBUTIONS:

Dividends from net investment income                                           (0.44)        (0.70)        (0.38)        (0.34)
Distributions from capital gains                                                  --            --            --            --
                                                             --------       --------      --------      --------      --------
Total distributions                                                            (0.44)        (0.70)        (0.38)        (0.34)
                                                             --------       --------      --------      --------      --------

Net asset value, end of year                                                $  11.02      $  10.53      $  10.42      $  10.68
                                                             ========       ========      ========      ========      ========


Total return                                                                    8.84%         7.73%         1.13%         6.86%
                                                             ========       ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of year (in 000's)                                          $462,492      $251,060      $207,109      $148,426
Ratio of operating expenses to average net assets                               0.53%         0.55%         0.57%         0.60%
Ration of operating expenses to average net assets,
   including interest expense                                                   0.54%         0.56%           --            --
Ratio of net investment income to average net assets                            4.98%         6.11%         5.29%         5.15%
Portfolio turnover rate                                                          117%          153%          128%           52%
                                                             --------       --------      --------      --------      --------

* On January 2, 1998, ING Investment Management, LLC ("IIM") became the Portfolio Manager of the Portfolio. From August 13, 1996 to January 1, 1998, Equitable Investment Services, Inc., an affiliate of IIM, was the Portfolio Manager of the Portfolio. Prior to August 13, 1996, the Portfolio had been advised by other Portfolio Managers.

# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



 LIQUID ASSET PORTFOLIO*

                                                             YEAR          YEAR           YEAR           YEAR           YEAR
                                                             ENDED         ENDED          ENDED          ENDED          ENDED
                                                           12/31/02      12/31/01       12/31/00       12/31/99       12/31/98
                                                           --------      -----------    --------       --------       --------
Net asset value, beginning of year                         $             $      1.00    $    1.00     $   1.00       $    1.00
                                                           --------      -----------    ---------      -------       ---------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                                          0.038        0.059        0.046           0.050
                                                           --------      -----------    ---------      -------       ---------

LESS DISTRIBUTIONS:

Dividends from net investment income                                          (0.038)      (0.059)      (0.046)         (0.050)
                                                           --------      -----------    --------       -------       ---------

Net asset value, end of year                               $             $      1.00    $    1.00     $   1.00       $    1.00
                                                           ========      ===========    =========     ========       =========

Total return                                                                    3.85%        6.05%        4.74%           5.05%
                                                           ========      ===========    =========     ========       =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of year (in 000's)                                       $ 1,126,626    $ 718,891     $579,848       $ 211,730
Ratio of operating expenses to average net assets                               0.54%        0.55%        0.56%           0.59%
Ratio of net investment income to average net assets                            3.63%        5.91%        4.71%           4.92%
                                                           --------      -----------    ---------     --------       ---------


* On January 2, 1998, ING Investment Management, LLC ("IIM") became the Portfolio Manager of the Portfolio. From August 13, 1996 to January 1, 1998, Equitable Investment Services, Inc., an affiliate of IIM, was the Portfolio Manager of the Portfolio. Prior to August 13, 1996, the Portfolio had been advised by other Portfolio Managers.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


MID-CAP GROWTH PORTFOLIO

                                                               YEAR        YEAR           YEAR          YEAR      PERIOD
                                                               ENDED       ENDED          ENDED        ENDED      ENDED
                                                             12/31/02    12/31/01       12/31/00      12/31/99   12/31/98*#
                                                             --------   ----------     ----------     --------   --------
Net asset value, beginning of period                                    $    18.67     $    29.59     $  18.10   $  15.68
                                                                        ----------     ----------     --------   --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:

Net investment income/(loss)                                                 (0.10)         (0.10)       (0.03)      0.01
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                    (4.31)          1.43        14.22       2.52
                                                                        ----------     ----------     --------   --------
Total from investment operations                                             (4.41)          1.33        14.19       2.53
                                                                        ----------     ----------     --------   --------
LESS DISTRIBUTIONS:

Dividends from net investment income                                            --             --           --      (0.01)
Distributions from capital gains                                             (0.08)        (12.25)       (2.70)     (0.10)
                                                                        ----------     ----------     --------   --------
Total distributions                                                          (0.08)        (12.25)       (2.70)     (0.11)
                                                                        ----------     ----------     --------   --------

Net asset value, end of period                                          $    14.18     $    18.67     $  29.59   $  18.10
                                                             ========   ==========     ==========     ========   ========

Total return                                                                (23.62)%         8.18%       79.05%     16.12%++
                                                             ========   ==========     ==========     ========   ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                                    $1,133,396     $1,461,745     $781,807   $252,022
Ratio of operating expenses to average net assets                             0.89%          0.88%        0.91%      0.95%+
Ratio of net investment income/(loss) to average
   net assets                                                                (0.64)%        (0.58)%      (0.21)%     0.15%+
Portfolio turnover rate                                                         94%           150%         159%        55%
                                                             --------   ----------     ----------     --------   --------


*     The Mid-Cap Growth Portfolio commenced operations on August 14, 1998.

+     Annualized

++    Non-annualized

# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


RESEARCH PORTFOLIO

                                                               YEAR          YEAR         YEAR         YEAR        PERIOD
                                                               ENDED         ENDED        ENDED        ENDED        ENDED
                                                             12/31/02      12/31/01     12/31/00    12/31/99     12/31/98*#
                                                             --------     ---------  -----------  ----------     ----------
Net asset value, beginning of period                                      $   20.95   $    24.81   $    20.31    $   17.75
                                                                          ---------   ----------   ----------    ---------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:

Net investment income/(loss)                                                   0.03        (0.01)        0.01         0.02
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                     (4.53)       (1.25)        4.90         2.56
                                                                          ---------   ----------   ----------    ---------
Total from investment operations                                              (4.50)       (1.26)        4.91         2.58
                                                                          ---------   ----------   ----------    ---------
LESS DISTRIBUTIONS:
Dividends from net investment income                                          (0.02)       (0.04)       (0.01)       (0.01)
Distributions in excess of net investment income                                --           --           --         (0.01)
Distributions from capital gains                                              (0.43)       (2.56)       (0.40)         --
                                                                          ---------   ----------   ----------    ---------
Total distributions                                                           (0.45)       (2.60)       (0.41)       (0.02)
                                                                          ---------   ----------   ----------    ---------
Net asset value, end of period                                            $   16.00   $    20.95   $    24.81    $   20.31
                                                             ========     =========   ==========   ==========    =========
Total return                                                                 (21.46)%      (4.54)%      24.23%       14.54%++
                                                             ========     =========   ==========   ==========    =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                                      $ 871,059   $1,147,196   $1,014,656    $ 613,771
Ratio of operating expenses to average net assets                              0.89%        0.88%        0.91%        0.94%+
Ratio of net investment income/(loss) to average net assets                    0.15%       (0.06)%       0.02%        0.23%+
Portfolio turnover rate                                                          97%          87%          89%          35%
                                                             --------     ---------   ----------   ----------    ---------


*     The Research Portfolio commenced operations on August 14, 1998.

+     Annualized

++    Non-annualized

# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


SPECIAL EQUITY PORTFOLIO

                                                                                          YEAR         YEAR        PERIOD
                                                                                          ENDED        ENDED        ENDED
                                                                                        12/31/02     12/31/01    12/31/00*#
                                                                                        --------     --------    --------
Net asset value, beginning of period                                                                $    8.91     $  10.00
                                                                                                    ---------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                                                                    0.00(1)      0.04
Net realized and unrealized loss on investments
   and foreign currencies                                                                               (0.45)       (1.12)
                                                                                                    ---------     --------
Total from investment operations                                                                        (0.45)       (1.08)
                                                                                                    ---------     --------
LESS DISTRIBUTIONS:

Dividends from net investment income                                                                    (0.02)       (0.01)
Dividends from capital gains                                                                               --        (0.00)(1)
                                                                                                    ---------     --------
Total distributions                                                                                     (0.02)       (0.01)
                                                                                                    ---------     --------
Net asset value, end of period                                                                      $    8.44     $   8.91
                                                                                        ========    =========     ========
Total return                                                                                            (5.03)%     (10.80)%++
                                                                                        ========    =========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                                                                $  26,151     $  8,125
Ratio of operating expenses to average net assets                                                        1.11%        1.10%+
Ratio of net investment income to average net assets                                                     0.25%        1.92%+
Portfolio turnover rate                                                                                    95%          12%
                                                                                        --------    ---------     --------


*     The Special Equity Portfolio commenced operations on October 2, 2000.

+     Annualized

++    Non-annualized

# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(1)   Amount is less than 0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



TOTAL RETURN PORTFOLIO

                                                               YEAR         YEAR         YEAR         YEAR       PERIOD
                                                               ENDED        ENDED        ENDED        ENDED       ENDED
                                                             12/31/02     12/31/01     12/31/00     12/31/99    12/31/98*#
                                                             --------   -----------    ---------    ---------     --------
Net asset value, beginning of period                                    $     17.00    $   15.80    $   15.80     $  14.88
                                                                        -----------    ---------    ---------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                                          0.44         0.50         0.42         0.17
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                     (0.37)        2.07         0.11         0.86
                                                                        -----------    ---------    ---------     --------
Total from investment operations                                               0.07         2.57         0.53         1.03
                                                                        -----------    ---------    ---------     --------
LESS DISTRIBUTIONS:

Dividends from net investment income                                          (0.46)       (0.63)       (0.31)       (0.11)
Distributions from capital gains                                              (0.63)       (0.74)       (0.22)          --
                                                                        -----------    ---------    ---------     --------
Total distributions                                                           (1.09)       (1.37)       (0.53)       (0.11)
                                                                        -----------    ---------    ---------     --------

Net asset value, end of period                                          $     15.98    $   17.00    $   15.80     $  15.80
                                                             ========   ===========    =========    =========     ========

Total return                                                                   0.49%       16.50%        3.38%        6.90%++
                                                             ========   ===========    =========    =========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                                    $ 1,002,724    $ 832,527    $ 675,754     $453,093
Ratio of operating expenses to average net assets                              0.89%        0.88%        0.91%        0.98%+
Ratio of net investment income to average net assets                           2.88%        3.28%        3.04%        2.95%+
Portfolio turnover rate                                                         106%         113%          81%          37%
                                                             --------   -----------    ---------    ---------     --------


*     The Total Return Portfolio commenced operations on August 14, 1998.

+     Annualized

++    Non-annualized

# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


VALUE EQUITY PORTFOLIO

                                                               YEAR          YEAR         YEAR         YEAR         YEAR
                                                               ENDED         ENDED        ENDED        ENDED        ENDED
                                                             12/31/02      12/31/01     12/31/00     12/31/99     12/31/98
                                                             --------      --------     --------     --------     --------
Net asset value, beginning of year                                            16.61     $  15.52     $  15.88     $  16.13
                                                             --------      --------     --------     --------     --------

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                                          0.12         0.13         0.17         0.19
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                     (0.86)        1.22        (0.09)        0.06
                                                             --------      --------     --------     --------     --------
Total from investment operations                                              (0.74)        1.35         0.08         0.25
                                                             --------      --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income                                          (0.11)       (0.19)       (0.15)       (0.18)
Distributions from capital gains                                              (0.21)       (0.02)       (0.29)       (0.32)
Return of capital                                                                --        (0.05)          --           --
                                                             --------      --------     --------     --------     --------
Total distributions                                                           (0.32)       (0.26)       (0.44)       (0.50)
                                                             --------      --------     --------     --------     --------

Net asset value, end of year                                               $  15.55     $  16.61     $  15.52     $  15.88
                                                             ========      ========     ========     ========     ========
Total return                                                                  (4.43)%       8.77%        0.51%        1.55%
                                                             ========      ========     ========     ========     ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                         $204,675     $186,345     $141,595     $129,784
Ratio of operating expenses to average net assets                              0.95%        0.95%        0.96%        0.98%
Ratio of net investment income to average net assets                           0.76%        0.92%        1.11%        1.49%
Portfolio turnover rate                                                          61%          84%          62%         124%
                                                             --------      --------     --------     --------     --------

THE ADVISER                Directed Services, Inc. ("DSI"), A New York
                           corporation, is the adviser to the Trust. As of December 31, 2002, DSI managed over $____ billion in registered investment company assets. DSI is registered with the U.S. Securities and Exchange
                           Commission ("SEC") as an investment adviser and a broker-dealer.

                           DSI, subject to the supervision of the Board of Trustees of the Trust, (the "Board"), acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, the Adviser delegates to Portfolio Managers the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement portfolio managers to the Board of the Trust. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace a non-affiliated Portfolio Manager for a Portfolio, as well as change the terms of a contract with a non-affiliated portfolio manager without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of the portfolio manager of a portfolio. In this event, the name of the portfolio and its investment strategies may also change.


                           DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a portfolio's assets and the purchase and sale of portfolio securities for one or more portfolios.

ADMINISTRATIVE             In addition to advisory services, DSI provides
SERVICES                   administrative and other services necessary for the
                           ordinary operation of the Portfolios. DSI procures and pays for the services and information necessary to the proper conduct of the portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the portfolios offer their shares. DSI also ensures that the portfolios operate in compliance with applicable legal requirements and monitors the portfolio managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent
                           Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

                           The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the portfolio managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by the Manager.

                           DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services will provide the Portfolios with certain administrative services. The administrative services performed by ING Funds Services on behalf of DSI include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and monitoring the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios.


PORTFOLIO                  DSI is the principal underwriter and distributor of
DISTRIBUTION               each Portfolio. It is a New York corporation with its
                           principal offices at 1475 Dunwoody Drive, West
                           Chester, Pennsylvania 19380.

                           DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

CLASS OF SHARES            The Trust offers three classes of shares of each
                           Portfolio which are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only Class S shares are offered by this prospectus.

SERVICE FEES               The Trust has entered into a Shareholder Services
                           Agreement (the "Agreement") for the Class A shares of each Portfolio of the Trust. The Agreement allows
                           DSI, the Distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class A shares and their beneficial shareholders, including variable contract owners with interests in the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the portfolios and delivering portfolio documents. Under the Agreement, each portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class A shares.

                           Effective August 1, 2002, in connection with the implementation of the Multiple Class Plan, the management fee of those Portfolios that commenced operations prior to May 1, 2002 was reduced by 0.25%, the same amount as the new service fee.

ADVISORY FEE               The Trust pays DSI a management fee, payable monthly,
                           based on the average daily net assets of a Portfolio
                           (or the combined net assets of two or more portfolios).

                           MANAGEMENT FEE PAID IN 2002. The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                                      FEE PAID TO ADVISER DURING 2002
         PORTFOLIO                                (AS A PERCENTAGE OF AVERAGE NET ASSETS)
         ---------                                ---------------------------------------
         Eagle Asset Value Equity                                   %
         International Equity                                       %
         Janus Growth and Income                                    %
         Janus Special Equity                                       %
         J.P. Morgan Fleming Int'l Enhanced EAFE                    %
         J.P. Morgan Fleming Small Cap Equity                       %
         Limited Maturity Bond                                      %
         Liquid Assets                                              %
         Marsico Growth*                                            %
         MFS Mid Cap Growth                                         %
         MFS Research                                               %
         MFS Total Return                                           %
         PIMCO Core Bond                                            %

* DSI has agreed to a voluntary fee waiver of 0.05% of assets in excess of $1.3 billion with respect to the Marsico Growth Portfolio through December 31, 2002.


                                   SHARE PRICE

The net asset value (NAV) per share for each class of each Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Portfolios do not price shares, the NAV of a Portfolio that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

The Liquid Asset Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio's Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio's NAV can be maintained at $1.00 per share.

                             TAXES AND DISTRIBUTIONS

The Trust pays net investment income, if any, on outstanding shares of each portfolio annually, except that net investment income of the Liquid Asset Portfolio is declared as a dividend daily and paid monthly and that the Limited Maturity Bond Portfolio may declare a dividend monthly or quarterly. Any net realized long-term capital gains for any portfolio will be declared and paid at least once annually. Net realized short-term gains may be declared and paid more frequently. Dividends and distributions made by any portfolio will automatically be reinvested in additional shares of that portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract) makes an election to receive distributions in cash. Dividends or distributions by a portfolio other than the Liquid Asset Portfolio will reduce the per share net asset value by the per share amount paid.

Each portfolio of the Trust intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the portfolios are generally not subject to federal income tax on its ordinary income and net realized capital gains that are distributed. It is each portfolio's intention to distribute all such income and gains.

Each portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated May 1, 2003, has been filed with the Securities and Exchange Commission, and is made a part of this prospectus by reference.

Additional information about the GCG Trust's investments is available in the GCG Trust's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the GCG Trust's performance during its last fiscal year.

To obtain a free copy of these documents or to make inquiries about the portfolios, please write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066.

Information about the GCG Trust can be reviewed and copied at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the GCG Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

THE GCG TRUST

TRUSTEES

Paul S. Doherty

J. Michael Earley

R. Barbara Gitenstein

R. Glenn Hilliard

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

Blaine E. Rieke

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer



[ING LOGO]



05/01/03                                                   SEC File No. 811-5629

ING INVESTORS TRUST (FORMERLY THE GCG TRUST)

PROSPECTUS
MAY 1, 2003
CLASS S SHARES

                   BALANCED FUNDS
                      ING T. Rowe Price Capital Appreciation Portfolio ING UBS U.S. Balanced Portfolio

                   STOCK FUNDS

                       ING AIM Capital Mid Cap Portfolio
                       ING Alliance Mid Cap Growth Portfolio
                       ING Capital Guardian Large Cap Value Portfolio ING Capital Guardian Small Cap Portfolio
                       ING FMR Diversified Mid Cap Portfolio
                       ING Goldman Sachs Internet Tollkeeper(SM)
                       ING Hard Assets Portfolio
                       ING Jennison Equity Opportunity Portfolio
                       ING Mercury Focus Value Portfolio
                       ING Mercury Fundamental Growth Portfolio
                       ING Salomon Brothers All Cap Portfolio
                       ING Salomon Brothers Investors Portfolio
                       ING T. Rowe Price Equity Income Portfolio
                       ING Van Kampen Equity Growth Portfolio
                       ING Van Kampen Growth and Income Portfolio
                       ING Van Kampen Real Estate Portfolio

                       INTERNATIONAL/GLOBAL
                       ING Capital Guardian Managed Global Portfolio ING Developing World Portfolio
                       ING Van Kampen Global franchise Portfolio

                   Goldman Sachs Internet Tollkeeper(SM) is a service mark of Goldman Sachs & Co.

                                               NOT ALL FUNDS MAY BE AVAILABLE IN

ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

                                                                      ING [LOGO]

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS

IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, WE REFER TO THE ING INVESTORS TRUST AS "THE TRUST," AND TO A PORTFOLIO OF THE TRUST INDIVIDUALLY AS A "PORTFOLIO" AND COLLECTIVELY AS THE "PORTFOLIOS."

                                                                            PAGE
INTRODUCTION
ING Investors Trust......................................................
Investment Adviser.......................................................
Class of Shares
Investing through your Variable Contract
or Qualified Plan........................................................
Why Reading this Prospectus is Important.................................

DESCRIPTION OF THE PORTFOLIOS
    ING AIM Capital Mid Cap
    ING Alliance Mid Cap Growth
    ING Capital Guardian Managed Global
    ING Capital Guardian Small Cap
    ING Developing World
    ING FMR Diversified Mid Cap
    ING Goldman Sachs Internet Tollkeeper(SM)
    ING Hard Assets
    ING Jennison Equity Opportunity
    ING Mercury Focus Value
    ING Fundamental Growth
    ING Salomon All Cap
    ING Salomon Investors
    ING T. Rowe Price Capital Appreciation
    ING T. Rowe Price Equity Income
    ING UBS U.S. Balanced
    ING Van Kampen Equity Growth
    ING Van Kampen Global Franchise
    ING Van Kampen Growth and Income
    ING Van Kampen Real Estate

PORTFOLIO FEES AND EXPENSES

SUMMARY OF PRINCIPAL RISKS

MORE INFORMATION
    A Word about Portfolio Diversity.....................................
    Additional Information about the Portfolios..........................
    Non-Fundamental Investments Policies.................................
    Temporary Defensive Positions........................................
    Portfolio Turnover...................................................
    Independent Auditors.................................................

FINANCIAL HIGHLIGHTS

OVERALL MANAGEMENT OF THE TRUST

THE ADVISER..............................................................

ADMINISTRATIVE SERVICES..................................................

PORTFOLIO DISTRIBUTION

CLASS OF SHARES
    Rule 12b-1 Distribution Fees.........................................
    Service Fees ........................................................

ADVISORY FEE.............................................................

SHARE PRICE..............................................................

TAXES AND DISTRIBUTIONS..................................................

TO OBTAIN MORE INFORMATION...............................................  Back

ING INVESTORS TRUST TRUSTEES.............................................  Back

AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

ING INVESTORS         The ING Investors Trust (the "Trust") is an open-end
TRUST                 management investment company. The Trust is a group of
                      mutual funds (referred to individually as a "Portfolio" and collectively, as the "Portfolios"). Not all of the portfolios are offered in this prospectus.

INVESTMENT            Directed Services, Inc. ("DSI") is the investment adviser
ADVISER               of each Portfolio, and each Portfolio has a sub-adviser
                      referred to herein as a "Portfolio Manager". DSI is a wholly-owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management.

CLASS OF SHARES       Pursuant to a multiple class plan (the "Plan"), each
                      Portfolio offers three classes of shares. This prospectus relates only to the Class S shares. For more information about share classes, please refer to the section of this prospectus entitled "Class S Shares."

INVESTING             Shares of the Portfolios of the Trust may be offered to
THROUGH YOUR          segregated asset accounts ("Separate Accounts") of
VARIABLE              insurance companies as investment options under variable
CONTRACT OR           annuity contracts and variable life insurance policies
QUALIFIED PLAN        ("Variable Contracts"). Shares may also be offered to
                      qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates.

WHY READING           This prospectus explains the investment objective, risks
THIS PROSPECTUS       and strategy of each of the portfolios of the Trust
IS IMPORTANT          offered in this prospectus. Reading the prospectus will
                      help you to decide whether a portfolio is the right investment for you. You should keep this prospectus for future reference.

ING SALOMON BROTHERS ALL CAP PORTFOLIO (FORMERLY ALL CAP PORTFOLIO)

PORTFOLIO
MANAGER               Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT            Capital appreciation through investment in securities
OBJECTIVE             which the Portfolio Manager believes have above-average
                      capital appreciation potential

PRINCIPAL             The Portfolio invests primarily in common stocks and
INVESTMENT            common stock equivalents, such as preferred stocks and
STRATEGY              securities convertible into common stocks, of companies
                      the Portfolio Manager believes are undervalued in the marketplace. While the Portfolio Manager selects investments primarily for their capital appreciation potential, consideration may also be given to a company's dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies, but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Portfolio Manager believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks.

                      The Portfolio Manager employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Portfolio Manager uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the Portfolio Manager looks for a positive catalyst in the company's near term outlook which the Portfolio Manager believes will accelerate earnings or improve the value of the company's assets. The Portfolio Manager also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.

                      When evaluating an individual stock, the Portfolio Manager looks for:

                      - Low market valuations measured by its valuation models.

                      -

                      - Positive changes in earnings prospects because of factors such as:

                              *     New, improved or unique products and
                                    services;

                              * New or rapidly expanding markets for the company's products;

                              * New management; * Changes in the economic. financial, regulatory or political environment particularly affecting the company;

                              * Effective research, product development and marketing; and

                              * A business strategy not yet recognized by the marketplace.

                      The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets and may lend portfolio securities to generate income. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.

                      The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.

                      When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

                      The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which may affect the Portfolio's performance.

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         Active or Frequent Trading Risk
                           Convertible Securities Risk
                              Diversification Risk
                                  Manager Risk

                             Market and Company Risk
                              Mid-Cap Company Risk
                               Small Company Risk
                           Undervalued Securities Risk
                              Value Investing Risk
                                Derivatives Risk

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                      The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                          ING SALOMON BROTHERS ALL CAP -- ANNUAL TOTAL RETURN *

                                        [ANNUAL TOTAL RETURN CHART]

                                         Year          Return
                                         2001           1.91
                                         2002

                      The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

                                        AVERAGE ANNUAL TOTAL RETURN

                                                   1 YEAR      2/1/00
                                                            (INCEPTION)
                      Class S Return...........      %          %
                      Russell 3000 Index.......      %          %

                                BEST QUARTER

                      Quarter Ended
                      ............... %

                                WORST QUARTER

                      Quarter Ended
                      ................%

MORE ON THE           Salomon Brothers Asset Management Inc. ("SaBAM") is a
PORTFOLIO MANAGER     full-service, global investment management organization
                      and is wholly owned by Salomon Smith Barney Holdings Inc., which is a subsidiary of Citigroup Inc. SaBAM was registered as a U.S. Investment Advisor in 1989. As of December 31, 2002, SaBAM managed over $___ billion in assets, including a wide spectrum of equity and fixed income products for both institutional and private investors, including corporations, pension funds, public funds, central banks, insurance companies, supranational organizations, endowments and foundations. The headquarters of SaBAM is located at 399 Park Avenue, New
                      York, New York 10022. Additionally, the firm maintains investment management offices in Frankfurt, London, Hong
                      Kong and Tokyo.

                      The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

                      NAME            POSITION AND RECENT BUSINESS EXPERIENCE
                      ----            ---------------------------------------

                      John G. Goode   Managing Director, SaBAM

                                      Mr. Goode has been employed by Citigroup
                                      Inc. or its predecessor firms since 1969.

                      Peter J. Hable  Managing Director, SaBAM

                                      Mr. Hable has been employed by Citigroup
                                      Inc. and its predecessor firms since 1983.

ING UBS U.S. BALANCED PORTFOLIO (FORMERLY ASSET ALLOCATION GROWTH PORTFOLIO)

PORTFOLIO
MANAGER               UBS Global Asset Management (Americas) Inc.

INVESTMENT            Maximize total return over the long term by allocating its
OBJECTIVE             assets among stocks, bonds, short-term instruments and
                      other investments
PRINCIPAL
INVESTMENT            The Portfolio Manager allocates the Portfolio's assets
STRATEGY              among the following classes, or types, of investments:
                      stocks, bonds and short-term money market debt obligations. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class.

                      The Portfolio Manager uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Portfolio Manager may invest the Portfolio's assets in these classes by investing in other funds.

                      Within the equity portion of the Portfolio, the Portfolio Manager selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Portfolio Manager's assessment of what a security is worth. The Portfolio Manager bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Portfolio Manager then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

                      In selecting fixed income securities, the Portfolio Manager uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Portfolio Manager considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year, and will generally be of investment-grade quality and possess a minimum rating of BBB by S&P or Baa by Moody's or, if unrated, determined to be of comparable quality by the Portfolio Manager.

                      The Portfolio Manager's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Portfolio Manager manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

                      The Portfolio Manager may, but is not required to, use various techniques, such as buying and selling futures contracts, swaps and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its objective.

                      PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                 Allocation Risk
                                    Call Risk
                                   Credit Risk

                                 Derivative Risk
                                   Income Risk
                               Interest Rate Risk
                                  Manager Risk
                             Market and Company Risk
                                  Maturity Risk

                      In response to market, economic, political or other conditions, the Portfolio Manager may temporarily use a different investment strategy for defensive purposes. If the Portfolio Manager does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risk of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                      The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                              ING UBS U.S. BALANCED -- ANNUAL TOTAL RETURN

                                      [ANNUAL TOTAL RETURN CHART]

                                       Year         Return
                                       2001         -6.52
                                       2002

                      The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Wilshire 5000 Index and the Lehman U.S. Aggregate Index. The Wilshire 5000 Index is an unmanaged index comprised of all U.S. headquartered equity securities with readily available price data.

                      Over 7,000 capitalization weighted security returns are used to adjust the index. The Lehman U.S. Aggregate Index an unmanaged index of investments grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year.

                                     AVERAGE ANNUAL TOTAL RETURN(1)

                                                            1 YEAR    10/2/00
                                                                     (INCEPTION)
                      Class S shares......................     %          %
                      Wilshire 5000 Index(1)..............     %          %
                      Lehman U.S. Aggregate Bond Index....     %          %
                      70% Wilshire 5000/30% Lehman Index..     %          %

                                BEST QUARTER

                      Quarter Ended
                      ............... %

                                WORST QUARTER

                      Quarter Ended
                      ................%

                      (1) UBS has managed the Portfolio since May 1, 2003. Performance prior to this date is attributable to a different portfolio manager.

MORE ON THE
PORTFOLIO
MANAGER

                      UBS Global Asset Management (Americas) Inc. ("UBS") is the Portfolio Manager. UBS is a registered investment adviser located at One North Wacker Drive, Chicago Illinois 60606. As of December 31, 2002, UBS had approximately $34 billion in assets under management.

                      UBS is an indirect wholly owned subsidiary of UBS AG ("UBS AG"), and a member of the UBS Global Asset Management Division. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

                      Investment decisions for the Portfolio are made by an investment management team at UBS

ING ALLIANCE MIDCAP GROWTH PORTFOLIO (FORMERLY CAPITAL GROWTH PORTFOLIO)

PORTFOLIO
MANAGER               Alliance Capital Management L.P. ("Alliance Capital")

INVESTMENT
OBJECTIVE             Long-term total return

PRINCIPAL             The Portfolio invests primarily in common stocks of middle
INVESTMENT            capitalization companies. The Portfolio normally invests
STRATEGY              substantially all of its assets in high-quality common
                      stocks that Alliance expects to increase in value. Under normal circumstances, the Portfolio will invest at least
                      80% of its net assets in mid- capitalization companies.
                      For purposes of this policy, net assets includes any borrowings for investment purposes. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The
                      Portfolio may invest without limit in foreign securities.
                      The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.

                      The Portfolio also may:

                      - write exchange-traded covered call options on up to 25% of its total assets;

                      - make secured loans on portfolio securities of up to 25% of its total assets;

                      - enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and

                      - enter into futures contracts on securities indexes and options on such futures contracts

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                   Convertible Securities Risk
                                      Debt Securities Risk
                                        Derivatives Risk
                                     Foreign Investment Risk
                                      Growth Investing Risk
                                          Manager Risk
                                     Market and Company Risk

                                      Mid-Cap Company Risk
                                           Sector Risk
                                     Securities Lending Risk

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or

                      Qualified Plan. The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                        ING ALLIANCE MID CAP GROWTH -- ANNUAL TOTAL RETURN*(1)

                                       [ANNUAL TOTAL RETURN CHART]

                                  Year             Return
                                  1999              25.56
                                  2000             -17.12
                                  2001             -13.73
                                  2002

                      The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap Growth Index. The Russell Midcap Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                                     AVERAGE ANNUAL TOTAL RETURN(1)

                                                                      1 YEAR      8/14/98
                                                                                (INCEPTION)
                      Class S Return...............................      %         %
                      Russell Midcap Growth Index..................      %         %(2)
                      ..........................Quarter Ended

                                BEST QUARTER

                      Quarter Ended
                      ............... %

                                WORST QUARTER

                      ................%

                      (1) Alliance Capital Management L.P. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

                      (2) Index return is for the period beginning August 1, 1998.

MORE ON THE           Alliance Capital is a leading global investment management
PORTFOLIO             firm supervising client accounts with assets as of
MANAGER               December 31, 2002, totaling approximately $ 289 billion.
                      Alliance Capital provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios.

                      Alliance Capital, a registered investment adviser, is a Delaware limited partnership, of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is the general partner. As of December 31, 2002, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately __ % of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Units"). ACMC is the general partner of Alliance Holding, whose equity interests are traded on the New York Stock Exchange, Inc. ("NYSE") in the form of units

                      ("Alliance Holding Units"). As of December 31, 2002, AXA Financial, together with certain of its other wholly-owned subsidiaries, beneficially owned approximately __% of the outstanding Alliance Holding Units and __% of the outstanding Alliance Units. AXA Financial is a Delaware corporation whose shares are traded on the NYSE. AXA Financial is a wholly-owned subsidiary of AXA, an international financial services company.

                      The following person at Alliance Capital is primarily responsible for the day-to-day investment decisions of the
                      Portfolio:

                      NAME               POSITION AND RECENT BUSINESS EXPERIENCE
                      ----               ---------------------------------------

                      Catherine Wood     Senior Vice President and Portfolio
                                         Manager, Alliance Capital, and Chief
                                         Investment Officer, Regent Investor
                                         Services, a division of Alliance
                                         Capital.

                                         Ms. Wood joined Alliance Capital in
                                         2001 from Tupelo Capital Management
                                         where she was a General Partner,
                                         co-managing global equity-oriented
                                         portfolios. Prior to that, Ms. Wood
                                         worked for 18 years with Jennison
                                         Associates as a Director and Portfolio
                                         Manager, Equity Research Analyst and
                                         Chief Economist.

ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO (FORMERLY CAPITAL GUARDIAN SMALL CAP PORTFOLIO)

PORTFOLIO
MANAGER               Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT
OBJECTIVE             Long-term capital appreciation

PRINCIPAL             The Portfolio invests at least 80% of its assets in equity
INVESTMENT            securities of small capitalization ("small-cap")
STRATEGY              companies. The Portfolio Manager considers small cap
                      companies to be companies that have total market capitalization within the range of companies included in the:

                           -   Russell 2000 Index

                           -   Standard & Poor's SmallCap 600 Index

                      Both indexes are broad indexes of small capitalization stocks. As of December 31, 2002, the range of the market capitalizations of companies included in the Russell 2000 Index was $ 8 million to $ 2.4 billion, the range of the market capitalizations of companies included in the S&P SmallCap 600 Index was $ 39 million to $ 2.7 billion, and the combined range was $ 8 million to $ 2.7 billion. The Portfolio may invest up to 20% of its assets in companies outside this combined range, measured at the time of investment.

                      Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights.

                      The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.

                      The Portfolio may engage in derivatives, including interest rate and securities index futures contracts and options on such futures contracts. The Portfolio may also enter into currency-related transactions including, currency futures and forward contracts and options on currencies.

                      The Portfolio may also enter into short sales, lend its securities and borrow up to 10% of its net assets (up to 25 % to meet redemptions).

                      The Portfolio may also invest a portion of its assets in money market instruments and repurchase agreements.When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                        Manager Risk
                                   Market and Company Risk
                                    Mid-Cap Company Risk
                                     OTC Investment Risk
                                     Small Company Risk

                                      Derivatives Risk
                                      Short Sales Risk

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these changes were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                      ING CAPITAL GUARDIAN SMALL CAP -- ANNUAL TOTAL RETURN*(1)

                                   [ANNUAL TOTAL RETURN CHART]

                             Year             Return
                             1996             20.10
                             1997             10.32
                             1998             20.98
                             1999             50.61
                             2000            -18.17
                             2001             -1.56
                             2002

                      The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 2000 Index and the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"). The Russell 2000 Index is an unmanaged equity index representing the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest U.S. companies based upon total market capitalization. The S&P SmallCap 600 Index is a market-value weighted index consisting of 600 domestic stocks chosen for market size, liquidity and industry group representation.

                                     AVERAGE ANNUAL TOTAL RETURN(1)

                                                           1 YEAR      5 YEAR     1/3/96
                                                                               (INCEPTION)
                      Class S Return....................      %           %         %
                      Russell 2000 Index................      %           %         %(2)
                      S&P SmallCap
                         600 Index......................      %           %         %(2)

                                BEST QUARTER

                      Quarter Ended
                      ............... %

                                WORST QUARTER

                      Quarter Ended
                      ................%

                      (1) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager.

                      (2) Index return is for the period beginning January 1, 1996.

MORE ON THE         Capital Guardian located at 333 South Hope Street, Los
PORTFOLIO           Angeles, CA 90071, began management of the Portfolio on
MANAGER             February 1, 2000. Capital Guardian is a wholly owned
                    subsidiary of Capital Group International, Inc Manager.
                    which is located at the same address as Capital Guardian.
                    Capital Guardian has been providing investment management services since 1968 and managed $ 105.4 billion in assets as of December 31, 2002.

                    The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the
                    Portfolio:

                    NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                 ---------------------------------------

                    Michael R.           Mr. Erickson is a Senior Vice
                    Ericksen             President and portfolio manager
                                         for Capital Guardian Trust
                                         Company, and joined the Capital
                                         Guardian Trust organization in
                                         1986.

                    James S. Kang        Mr. Kang is a Vice President for
                                         Capital International Research,
                                         Inc. with research and portfolio
                                         management responsibilities with
                                         Capital Guardian Trust Company,
                                         and joined the Capital Guardian
                                         Trust Company organization in
                                         1987.

                    Robert G. Kirby      Mr. Kirby is a Chairman Emeritus
                                         and a portfolio manager of
                                         Capital Guardian Trust Company,
                                         and was a founding officer of the
                                         Capital Guardian Trust Company
                                         organization in 1968.

                    Karen A. Miller      Ms. Miller is a Senior Vice
                                         President and Director of Capital
                                         International Research, Inc. with
                                         portfolio management
                                         responsibilities for Capital
                                         Guardian Trust Company, and
                                         joined the Capital Guardian Trust
                                         Company organization in 1990.

                    Lawrence R. Solomon  Mr. Solomon is a Senior Vice
                                         President and Director of Capital
                                         International Research, Inc. with
                                         portfolio management
                                         responsibilities for Capital
                                         Guardian Trust Company, and
                                         joined the Capital Guardian Trust
                                         Company organization in 1984.

                    Kathryn M. Peters    Ms. Peters is a Vice President
                                         and U.S. Small Capitalization
                                         Equity portfolio manager for
                                         Capital International Research,
                                         Inc. Prior to joining our
                                         organization in 2001, Ms. Peters
                                         was a portfolio manager and
                                         principal with Montgomery Asset
                                         Management, LLC. At Montgomery
                                         she managed small cap
                                         institutional accounts and a
                                         small cap mutual fund. Before
                                         joining Montgomery, Ms. Peters
                                         worked for Donaldson, Lufkin &
                                         Jenrette where she processed
                                         investment banking transactions
                                         including equity and high yield
                                         offerings. Prior to that, she
                                         analyzed mezzanine investments
                                         for Barclays de Zoete Wedd and
                                         worked in the leveraged buy-out
                                         group of Marine Midland Bank. Ms.
                                         Peters has an MBA from Harvard
                                         Graduate School of Business
                                         Administration and a BA in
                                         psychology with a
                                         concentration in business magnum cum
                                         laude from Boston College. She is based
                                         in our San Francisco office.

ING DEVELOPING WORLD PORTFOLIO (FORMERLY DEVELOPING WORLD PORTFOLIO)

PORTFOLIO
MANAGER               Baring International Investment Limited ("Baring
                      International")

INVESTMENT
OBJECTIVE             Capital appreciation

PRINCIPAL             The Portfolio invests primarily in the equity securities
INVESTMENT            of companies in "emerging market countries." The Portfolio
STRATEGY              normally invests in at least six emerging market countries with no more than 35% of its assets in any one country, measured at the time of investment. Emerging market countries are those that are identified as such in the Morgan Stanley Capital International Emerging Markets Free
                      Index, or the International Finance Corporation Emerging
                      Market Index, or by the Portfolio Manager because they have a developing economy or because their markets have begun a process of change and are growing in size and/or sophistication. As of the date of this prospectus, the Portfolio Manager considers the following to be emerging market countries:

                        LATIN AMERICA                 ASIA                  EUROPE                MIDDLE EAST
                        Argentina                     Bangladesh            Croatia               Africa
                        Brazil                        China                 Czech Republic        Egypt
                        Chile                         Hong Kong*            Estonia               Ghana
                        Colombia                      India                 Hungary               Israel
                        Costa Rica                    Indonesia             Poland                Ivory Coast
                        Jamaica                       Korea                 Russia                Jordan
                        Mexico                        Malaysia              Turkey                Kenya
                        Peru                          Pakistan                                    Morocco
                        Trinidad and Tobago           Philippines                                 Nigeria
                        Uruguay                       Sri Lanka                                   South Africa
                        Venezuela                     Taiwan                                      Tunisia
                                                      Thailand                                    Zimbabwe
                                                      Vietnam

                      * Includes Chinese companies that are quoted on the Hong Kong Stock Exchange.

                      Other countries may be recognized as emerging market countries, including countries that meet the International Finance Corporation definition of an emerging market as being (those countries where the Gross Domestic Product is less than U.S. $10,000 a year per capita), countries included in the Morgan Stanley Emerging Markets Free Index and other countries that satisfy the definition of an emerging market country that are not currently included in the Index.

                      The Portfolio Manager's philosophy is based on the belief that superior long-term results come from identifying unrecognized growth investment opportunities in countries and companies.

                      The Portfolio Manager's investment process seeks to deliver superior risk-adjusted returns by evaluating key investment drivers at both the country and company level.

                      As a result of in-depth research into the key drivers of emerging market performance, the Portfolio Manager has defined a disciplined investment framework consisting of five critical drivers -- Growth, Liquidity, Currency, Management and Valuation. Structured fundamental research takes place at the country and company level using the discipline of the investment framework. The research focuses on the key factors behind each of the five drivers. For example, with regards to growth, the Portfolio Manager focuses on the quality and direction of GDP growth in a country or the potential for earnings surprise at the company level. It is the structured fundamental research that drives both the country and company selection decision making.

                      Equity securities in which the Portfolio invests are primarily common stocks, but may also include other types of equity and equity derivative securities. The Portfolio may invest a portion of its assets in debt securities and cash equivalents, invest in securities of other investment companies, and invest 10% in debt securities rated below investment-grade.

                      The Portfolio may engage in derivatives. The Portfolio may purchase and write put and call options on securities, currencies and stock market indexes. The Portfolio may also engage in swaps, futures contracts and related options and may enter into forward currency contracts (up to 33 1/3% of its total assets).

                      The Portfolio may also lend up to 30% of its net assets and borrow up to 33 1/3% of its net assets.

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                   Derivatives Risk
                                 Emerging Market Risk
                                Foreign Investment Risk
                                 Growth Investing Risk
                                 High-Yield Bond Risk
                                     Manager Risk
                                Market and Company Risk

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these changes were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                      The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                            ING DEVELOPING WORLD -- ANNUAL TOTAL RETURN*(1)

                                      [ANNUAL TOTAL RETURN CHART]

                                  Year             Return
                                  1999              61.66
                                  2000             -33.79
                                  2001              -5.25
                                  2002

                      The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International Emerging Markets Free Index (the "MSCI Emerging Markets Free Index"). The MSCI Emerging Markets Free Index is an unmanaged index that is comprised of equity securities in emerging markets.

                                     AVERAGE ANNUAL TOTAL RETURN(1)

                                                                          1 YEAR       2/18/98
                                                                                     (INCEPTION)
                      Class S Return.................................         %            %
                      MSCI
                         Emerging Markets Free Index.................         %            %(2)

                                BEST QUARTER

                      Quarter Ended
                      ............... %

                                WORST QUARTER

                      Quarter Ended
                      ................%

                      (1) Baring International Investment Limited has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

                      (2) Index return is for the period beginning February 1, 1998.

MORE ON THE           Baring International has managed the Portfolio since March
PORTFOLIO             1, 1999. Baring International is a subsidiary of Baring
MANAGER               Asset Management Holdings Limited ("Baring Asset
                      Management"). Baring Asset Management is the parent of the worldwide group of investment management companies that operate under the collective name "Baring Asset
                      Management" and is owned by ING Groep N.V., a publicly traded company based in The Netherlands with worldwide insurance and banking subsidiaries. The address of Baring International is 155 Bishopsgate, London.

                      Baring Asset Management provides global investment management services to U.S. investment companies and maintains major investment offices in Boston, London, Hong Kong and Tokyo. Baring Asset Management's predecessor corporation was founded in 1762. Baring provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 2002, Baring Asset Management managed approximately $ __ billion of assets.

                      The Portfolio is managed by a team of 18 investment professionals.

                      The following person at Baring International is primarily responsible for the day-to-day investment decisions of the
                      Portfolio:

                      NAME              POSITION AND RECENT BUSINESS EXPERIENCE
                      ----              ---------------------------------------

                      Kate Munday       Investment Manager

                                        Ms. Munday has been an investment
                                        professional with Baring International
                                        and its ING affiliates since 1993 and
                                        has 16 years of investment experience.

ING FMR DIVERSIFIED MID-CAP PORTFOLIO (FORMERLY DIVERSIFIED MID CAP PORTFOLIO)

PORTFOLIO
MANAGER               Fidelity Management & Research Company ("FMR")

INVESTMENT
OBJECTIVE             Long-term growth of capital

PRINCIPAL             The Portfolio Manager normally invests the Portfolio's
INVESTMENT            assets primarily in common stocks. The Portfolio Manager
STRATEGY              normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations.

                      Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Portfolio Manager generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the Standard & Poor's MidCap 400 Index ("S&P MidCap 400 Index"). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Portfolio Manager may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.

                      The Portfolio Manager may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

                      The Portfolio Manager is not constrained by any particular investment style. At any given time, the Portfolio Manager may tend to buy "growth" stocks or "value" stocks, or a combination of both types. The sector allocation of the Portfolio normally is within a close range of the sector allocation of its benchmark index.

                      The Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Portfolio, the Portfolio Manager invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

                      The Portfolio Manager may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its objective.

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                       Derivative Risk
                                   Foreign Investment Risk
                                    Growth Investing Risk
                                        Manager Risk.
                                   Market and Company Risk
                                    Mid-Cap Company Risk
                                     Small Company Risk
                                    Value Investing Risk

                               Active or Frequent Trading Risk

                      In response to market, economic, political or other conditions, the Portfolio Manager may temporarily use a different investment strategy for defensive purposes. If the Portfolio Manager does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                      The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                        ING FMR DIVERSIFIED MID-CAP -- ANNUAL TOTAL RETURN*(1)

                                      [ANNUAL TOTAL RETURN CHART]

                                  Year             Return
                                  2001             -6.64
                                  2002

                      The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap Index. The Russell Midcap Index is an unmanaged index consisting of the 800 smallest companies in the Russell 1000 Index. The Russell 1000 Index contains the 1,000 largest companies in the United States.

                                   AVERAGE ANNUAL TOTAL RETURN

                                                                           1 YEAR     10/2/00
                                                                                    (INCEPTION)
                      Class S Return.................................        %          %(1)
                      Russell Midcap Index...........................        %          %(1)

                                BEST QUARTER

                      Quarter Ended
                      ............... %

                                WORST QUARTER

                      Quarter Ended
                      ................%

                      (1) Index return is for the period beginning October 1, 2000.

MORE ON THE           FMR has managed the Portfolio since

PORTFOLIO             its inception. FMR Corp., organized in 1972, is the
MANAGER               ultimate parent company of FMR. The voting common stock of
                      FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

                      As of December 31, 2002, FMR and its wholly owned subsidiaries had approximately $888 billion in total assets under management. The address of FMR is 82 Devonshire Street, Boston, MA 02109.

                      The following person at FMR is primarily responsible for the day-to-day investment decisions of the Portfolio:

                      NAME               POSITION AND RECENT BUSINESS EXPERIENCE
                      ----               ---------------------------------------

                      Robert L.          Senior Vice President of FMR and
                      Macdonald          Portfolio Manager.

                                         Mr. Macdonald has been employed
                                         by FMR since 1985 and has been a
                                         portfolio manager since 1987.

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO (FORMERLY EQUITY GROWTH PORTFOLIO)

PORTFOLIO
MANAGER               Van Kampen

INVESTMENT
OBJECTIVE             Long-term capital appreciation

PRINCIPAL             The Portfolio Manager seeks to maximize long-term capital
INVESTMENT            appreciation by investing primarily in growth-oriented
STRATEGY              equity securities of large-capitalization U.S. and, to a
                      limited extent, foreign companies that are listed on U.S.
                      exchanges or traded in U.S. markets. The Portfolio invests primarily in companies with market capitalizations of $10 billion or more that the Portfolio Manager believes exhibit strong earnings growth. The Portfolio Manager emphasizes individual security selection and may focus the Portfolio's holdings within the limits permissible for a diversified fund. Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities plus any borrowings for investment purposes.

                      The Portfolio Manager follows a flexible investment program in looking for companies with above-average capital appreciation potential. The Portfolio Manager focuses on companies that it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Portfolio Manager studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The

                      Portfolio Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

                      When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                     Growth Investing Risk
                                         Manager Risk
                                    Market and Company Risk

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance.
                      Performance information is only shown for portfolios that have had a full calendar year of operations. The Portfolio commenced operations on May 1, 2002. Since the Portfolio has not had a full calendar year of operations, annual performance information has not been provided.

MORE ON THE           Morgan Stanley Investment Management Inc. ("MSIM Inc.") is
PORTFOLIO             a registered investment adviser, located at 1221 Avenue of
MANAGER               the Americas, New York, New York 10020, and is a direct
                      subsidiary of Morgan Stanley. MSIM Inc. does business in certain instances (including in its role as Portfolio
                      Manager to the Portfolio) under the name "Van Kampen." As of December 31, 2002, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $ 376.2 billion.

                      The Portfolio is managed by Van Kampen's Large Cap Growth team. Current members of the team include William Auslander, Managing Director, and Jeffrey Alvino, Executive Director. Composition of the team may change at any time without notice.

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO (FORMERLY EQUITY INCOME PORTFOLIO)

PORTFOLIO

MANAGER               T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT            Substantial dividend income as well as long-term growth of
OBJECTIVE             capital

PRINCIPAL             The Portfolio normally invests at least 80% of its assets
INVESTMENT            in common stocks, with 65% in the common stocks of
STRATEGY              well-established companies paying above-average dividends.
                      The Portfolio may also invest in convertible securities, warrants and preferred stocks.

                      The Portfolio Manager typically employs a "value" approach in selecting investments. The Portfolio Manager's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

                      In selecting investments, the Portfolio Manager generally looks for companies with the following:

                      -   an established operating history

                      -   above-average dividend yield relative to the S&P 500

                      -   low price/earnings ratio relative to the S&P 500

                      - a sound balance sheet and other positive financial characteristics

                      - low stock price relative to a company's underlying value as measured by assets cash flow or business franchises

                      While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Funds, Inc., an internally managed money market fund of T. Rowe Price.

                      The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other circumstance that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective.
                      The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                      Debt Securities Risk

                                        Derivatives Risk
                                     Foreign Investment Risk
                                          Manager Risk
                                     Market and Company Risk
                                   Undervalued Securities Risk
                                      Value Investing Risk

                      The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the portfolio invests may reduce or eliminate its dividend.

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                      The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                      ING T. ROWE PRICE EQUITY INCOME -- ANNUAL TOTAL RETURN*(1)

                                   [ANNUAL TOTAL RETURN CHART]

                                   Year             Return
                                   1993             11.13
                                   1994             -1.18
                                   1995             18.93
                                   1996              8.77
                                   1997             17.44
                                   1998              8.26
                                   1999             -0.72
                                   2000             12.93
                                   2001              1.36
                                   2002

                      The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged index consisting of 500 U.S. stocks.

                                     AVERAGE ANNUAL TOTAL RETURN(1)

                                                   1 YEAR     5 YEAR      10 YEAR
                     Class S Return............      %          %            %
                     Standard & Poor's
                        500 Index..............      %          %            %        %(2)

                                BEST QUARTER

                      Quarter Ended
                      ............... %

                                WORST QUARTER

                      Quarter Ended
                      ................%

                      (1) T. Rowe Price Associates, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to different portfolio managers.

                      (2) Index return is for the period beginning January 1, 1989.

MORE ON THE           T. Rowe Price has managed the Portfolio since March 1,
PORTFOLIO             1999. Prior to that date, different firms at different
MANAGER               times served as portfolio manager. T. Rowe Price was
                      founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe
                      Price is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. As of December 31, 2002, the firm and its affiliates managed over $ ___ billion in assets. The address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202.

                      The Portfolio is managed by an Investment Advisory Committee. Brian Rogers, as Committee Chair, has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been Chairman of the Committee since March 1999. He joined T. Rowe Price in 1982.

ING JENNISON EQUITY OPPORTUNITY PORTFOLIO (FORMERLY EQUITY OPPORTUNITY
PORTFOLIO)

PORTFOLIO
MANAGER               Jennison Associates LLC ("Jennison")

INVESTMENT
OBJECTIVE             Long-term capital growth

PRINCIPAL             The Portfolio normally invests at least 80% of its net
INVESTMENT            assets (plus any borrowings for investment purposes) in
STRATEGY              attractively valued equity securities of companies with
                      current or emerging earnings growth the Portfolio Manager believes to be not fully appreciated or recognized by the market.

                      The Portfolio also may invest in preferred stocks, convertible securities and debt instruments that are consistent with its investment objective. The Portfolio also may invest up to 25% of its assets in foreign securities.

                      The Portfolio Manager uses a bottom-up research-based multi-cap opportunistic approach that seeks identify attractively valued equity securities with favorable earnings prospects. The Portfolio Manager looks for investments that offer attractive reward to risk relationships as well as catalysts for fundamental change that could create strong return potential. Stocks can be poised for potential appreciation due to potential catalysts such as:

                          -   Industry cycle turns;

                          -   Corporate restructuring;

                          -   New product development;

                          -   Management focus on increasing shareholder value;

                          -   Improving balance sheets and cash flow.

                      The Portfolio Manager usually sells or reduces a particular security when it believes:

                          - a stock's long-term price objective has been achieved

                          -   a more attractive security has been identified;

                          - the reward to risk relationship of a stock is no longer favorable;

                          - negative industry and/or company fundamentals have developed.

                      In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

                      The Portfolio may invest in options and futures contracts and may investment up to 25% of its total assets in real estate investment trusts.

                      The Portfolio may also loan up to 33 1/3% of its total assets.

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                              Debt Securities Risk
                             Foreign Investment Risk
                                  Manager Risk
                             Market and Company Risk
                              Mid-Cap Company Risk
                               Small Company Risk

                              Value Investing Risk
                                 Derivative Risk
                                    REIT Risk

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                      The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                      ING JENNISON EQUITY OPPORTUNITY -- ANNUAL TOTAL RETURN*(1)

                                   [ANNUAL TOTAL RETURN CHART]

                                  Year       Return

                                  1993        8.31
                                  1994       -1.59
                                  1995       30.16
                                  1996       20.26
                                  1997       28.95
                                  1998       12.68
                                  1999       24.64
                                  2000      -15.22
                                  2001      -12.98
                                  2002

                      The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged index that is comprised of 500 U.S. stocks.

                                     AVERAGE ANNUAL TOTAL RETURN(1)

                                                     1 YEAR   5 YEAR     10 YEAR

                     Class S Return............         %        %          %
                     Standard & Poor's
                        500 Index..............         %        %          %

                                BEST QUARTER

                      Quarter Ended
                      ............... %

                                WORST QUARTER

                      Quarter Ended
                     ................%

                        (1) Jennison Associates LLC has managed the Portfolio since July 31, 2002. Performance prior to July 31, 2002 is attributable to different portfolio managers.

MORE ON THE           Jennison began managing the Portfolio on July 31, 2002.
PORTFOLIO             Jennison is a registered investment adviser and wholly
MANAGER               owned subsidiary of Prudential Investment Management, Inc.
                      ("PIM") located at Gateway Center Two, 100 Mulberry
                      Street, Newark, New Jersey 07102-4077. PIM is a wholly-owned subsidiary of Prudential Asset Management
                      Holding Company, Inc., which is a wholly-owned subsidiary of Prudential Financial, Inc. The address of Jennison is
                      466 Lexington Avenue, New York, New York 10017. As of
                      December 31, 2002, Jennison managed approximately $ 48 billion in assets.

                      The following persons at Jennison are primarily responsible for the day-to-day investment decisions of the
                      Portfolio:

                      NAME               POSITION AND RECENT BUSINESS EXPERIENCE
                      ----               ---------------------------------------

                      Mark G. DeFranco   Senior Vice President of Jennison

                                         Mr. DeFranco has been associated
                                         with Jennison since 1998. Prior to
                                         joining Jennison, he served as an
                                         analyst and portfolio manager with
                                         Pomboy Capital, as an analyst at
                                         Comstock Partners and as a member of
                                         the equity research sales division
                                         of Salomon Brothers.

                      Brian M. Gillott   Senior Vice President of Jennison

                                         Prior to joining Jennison in 1998,
                                         Mr. Gillott served as an analyst
                                         with Soros Fund Management and as an
                                         analyst at Goldman Sachs & Co.

ING MERCURY FOCUS VALUE PORTFOLIO (FORMERLY FOCUS VALUE PORTFOLIO)

PORTFOLIO
MANAGER               Mercury Advisors

INVESTMENT
OBJECTIVE             Long-term growth of capital

PRINCIPAL             The Portfolio tries to achieve its investment objective by
INVESTMENT            investing primarily in a diversified portfolio consisting
STRATEGY              of equity securities that the Portfolio Manager believes
                      are undervalued relative to its assessment of the current or prospective condition of the issuer.

                      The Portfolio may invest in securities that are selling at a substantial discount to their intrinsic value, as measured by such factors as price-to-book ratio, price-to-earnings ratio and cash flow. The Portfolio may also invest in securities that are undervalued relative to prevailing market ratios. The Portfolio may invest in securities of companies or institutions that are experiencing poor operating conditions. Some of the characteristics of companies in which the Portfolio invests may include:

                           -   depressed earnings

                           -   special competition

                           -   product obsolescence

                           -   relatively low price-to-earnings and
                               price-to-book ratios

                           -   stock out of favor

                      The Portfolio may invest in debt securities of any maturity. The Portfolio has established no rating criteria for the fixed income securities in which it invests and the fixed income securities in which it invests may not be rated at all for creditworthiness.

                      Although not principal strategies, the Portfolio may also use the following investment strategies:

                      The Portfolio may invest in fixed income securities, including, high yield debt securities that are rated below investment grade, commonly called "junk bonds."

                      The Portfolio may invest in junk bonds rated Caa or lower by Moody's Investors Service, Inc. or CCC or lower by Standard & Poor's Corporation. Although junk bonds may have a higher yield than debt securities with higher credit ratings, they are high risk investments that may not pay interest or return principal as scheduled. Junk bonds are generally less liquid and experience more price volatility than higher rated fixed income securities. As a matter of operating policy, the Portfolio does not intend to invest in excess of 10% of the total asset value of the Portfolio at time of purchase in junk bonds.

                      The Portfolio will not invest more than 10% of its total assets at the time of purchase in the equity and fixed income securities of foreign issuers. The Portfolio may also invest in debt securities issued or guaranteed by foreign government entities, commonly known as "sovereign debt securities."

                      The Portfolio will normally invest a portion of its investments in short-term debt securities and cash or cash equivalents (including repurchase agreements) when the Portfolio Manager is unable to find attractive equity or long-term debt securities or when the Portfolio Manager believes it is advisable to reduce exposure to these markets temporarily. Investment in these securities may also be used to meet redemptions. Short-term investments may limit the potential for an increase in the value of your shares or for the Portfolio to achieve its investment objective.

                      The Portfolio may invest up to 15% of its net assets in illiquid securities. These securities, which cannot easily be resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as "restricted securities," including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

                      The Portfolio may borrow amounts up to 20% of its total assets, taken at market value, only from banks as a temporary measure for extraordinary or emergency purposes such as the settlement of a trade or the redemption of Portfolio shares.

                      The Portfolio may write (i.e., sell) covered call options not exceeding 10% of its total assets, taken at market value. The Portfolio may also enter into closing transactions with respect to these options. A call option is considered covered when the Portfolio, as writer of the option, owns the underlying securities.

                      The Portfolio may also loan up to 33 1/3% of its total assets.

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual market fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the

                 Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                    Borrowing and Leverage Risk
                                        Debt Securities Risk
                                          Derivative Risk
                                      Foreign Investment Risk
                                        High Yield Bond Risk
                                            Manager Risk
                                      Market and company risk
                              Restricted and Illiquid Securities Risk
                                        Sovereign Debt risk
                                    Undervalued Securities risk
                                        Value Investing Risk

                 Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE      The value of your shares in the Portfolio will fluctuate
                 depending on the Portfolio's investment performance.
                 Performance information is only shown for portfolios that have had a full calendar year of operations. The Focus
                 Value Portfolio commenced operations on May 1, 2002. Since the Portfolio has not had a full calendar year of operations, annual performance information has not been provided.

MORE ON THE      Fund Asset Management L.P. ("FAM") serves as the portfolio
PORTFOLIO        manager to the Portfolio. FAM does business in certain
MANAGER          instances (including in its role as Portfolio Manager to
                 the Portfolio) under the name "Mercury Advisors."

                 FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. FAM and its affiliates had approximately $ 462 billion in investment company and other portfolio assets under management as of December 31, 2002.

                 The following persons at FAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

                 NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
                 ----                   ---------------------------------------

                 Robert J. Martorelli   Senior Portfolio Manager.

                                        Mr. Martorelli joined Mercury Advisors
                                        in 1985 as a Fund Analyst and has served as a Portfolio Manager since 1986.

                 Kevin Rendino          Senior Portfolio Manager.

                                        Mr. Rendino joined Mercury Advisors in
                                        1990 as a Research Associate and was
                                        subsequently named Senior Analyst before becoming a Portfolio Manager.

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (FORMERLY FULLY MANAGED PORTFOLIO)

PORTFOLIO
MANAGER               T. Rowe Price Associates, Inc. ("T. Rowe")

INVESTMENT            Over the long-term, a high total investment return,
OBJECTIVE             consistent with the preservation of capital and with
                      prudent investment risk

PRINCIPAL             The Portfolio pursues an active asset allocation strategy
INVESTMENT            whereby investments are allocated among three asset
STRATEGY              classes - equity securities, debt securities and money
                      market instruments. The Portfolio invests primarily in the common stocks of established companies the Portfolio
                      Manager believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, foreign securities, futures, and options, in pursuit of its asset allocation strategy.

                      The Portfolio's common stocks generally fall into one of two categories:

                      - the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors;

                      - the smaller category is composed of opportunistic investments whose prices are expected by the Portfolio Manager to rise in the short term but not necessarily over the long term.

                      Since the Portfolio Manager attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Portfolio Manager may establish relatively large positions in companies it finds particularly attractive.

                      The Portfolio may invest up to 25% of its net assets in foreign equity securities. The Portfolio's approach differs from that of many other stock funds. The Portfolio Manager works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Portfolio Manager searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Portfolio Manager's ability to find companies that meet valuation criteria rather than its market outlook.

                      Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies.

                      In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

                      The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

                      DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The Portfolio Manager may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

                      MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Portfolio Manager may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

                              (1)   shares of the T. Rowe Price Reserve
                                    Investment Funds, Inc., an internally
                                    managed money market fund of T. Rowe Price

                              (2)   U.S. government obligations

                              (3) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation

                              (4)   commercial paper rated at the date of
                                    purchase in the two highest rating
                                    categories by at least one rating agency

                              (5)   repurchase agreements

                      The Portfolio may lend its securities and borrow. When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

                      The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual market fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                               Active or Frequent Trading Risk
                                       Allocation Risk
                                          Call Risk
                                         Credit Risk
                                 Convertible Securities Risk
                                    Debt Securities Risk
                                      Derivatives Risk
                                   Foreign Investment Risk
                                    High Yield Bond Risk
                                         Income Risk
                                     Interest Rate Risk
                                        Manager Risk
                                   Market and Company Risk
                                    Value Investing Risk

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      The performance information does not include insurance-related charges under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                      The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                               ING T. ROWE PRICE CAPITAL APPRECIATION --
                                         ANNUAL TOTAL RETURN*(1)

                                       [ANNUAL TOTAL RETURN CHART]

                                  Year             Return
                                  1993               7.59
                                  1994              -7.27
                                  1995              20.80
                                  1996              16.36
                                  1997              15.27
                                  1998               5.89
                                  1999               6.92
                                  2000              21.97
                                  2001               9.92
                                  2002

                      The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index and the Lehman Brothers Government/Corporate Bond Index. The Standard & Poor's 500 Index is an unmanaged index comprised of 500 U.S. stocks. The Lehman Brothers Government/Corporate Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities.

                                     AVERAGE ANNUAL TOTAL RETURN(1)

                                                     1 YEAR    5 YEAR     10 YEAR

                     Class S Return............         %         %          %
                     Standard & Poor's 500.....
                        Index..................         %         %          %
                     Lehman Brothers
                        Government/Corporate
                        Bond Index.............         %         %          %
                     60% S&P 500/40%
                        Lehman Index...........         %         %          %

                                BEST QUARTER

                      Quarter Ended
                      ............... %

                                WORST QUARTER

                      Quarter Ended
                      ................%

                      (1) T. Rowe Price Associates, Inc. has managed the Portfolio since January 1, 1995. Performance prior to January 1, 1995 is attributable to a different portfolio manager.

MORE ON THE           T. Rowe Price has managed the Portfolio since 1995. T.
PORTFOLIO             Rowe Price was founded in 1937 by the late Thomas Rowe
MANAGER               Price, Jr. T. Rowe Price is a wholly owned subsidiary of
                      T. Rowe Price Group, a publicly held financial services holding company. As of December 31, 2002, the firm and its affiliates managed over $ ___ billion in assets. The address of T. Rowe Price is 100 East Pratt Street,
                      Baltimore, Maryland 21202.

                      The Portfolio is managed by an Investment Advisory Committee. Stephen W. Boesel, Committee Chair, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Portfolio's investment program. Mr. Boesel has been Chairman of the Committee since August 1, 2001. He has been managing investments since joining T. Rowe Price in 1973.

ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO (FORMERLY FUNDAMENTAL GROWTH PORTFOLIO)

PORTFOLIO
MANAGER               Mercury Advisors

INVESTMENT
OBJECTIVE             Long-term growth of capital

PRINCIPAL             The Portfolio invests in a diversified portfolio
INVESTMENT            consisting primarily of common stocks. The Portfolio will
STRATEGY              generally invest at least 65% of its total assets in the
                      following equity securities: common stock, convertible preferred stock, securities convertible into common stock and rights and warrants to subscribe to common stock.

                      In selecting securities, the Portfolio Manager emphasizes common stocks of companies that have above-average rates of earnings growth. The Portfolio Manager believes that the common stocks of companies with above-average rates of earnings growth frequently have the prospect of having above-average increases in price. On the other hand, such companies tend to have higher stock market valuations. As a result, their shares may be more vulnerable to price declines from unexpected adverse developments. The common stocks of these companies also tend to have higher prices relative to stocks of companies that do not have above-average rates of earnings growth.

                      Some, but not all, of the factors that may cause a company to have an above-average rate of earnings growth include: above-average growth rates in sales, improvement in its profit margin, providing proprietary or niche products or services, leading market share and strong industry growth.

                      The Portfolio may invest in companies of any size, but emphasizes common stocks of companies having a medium to large stock market capitalization (approximately $2 billion or more).

                      The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities representing interests in securities of foreign companies. The Portfolio's restriction limiting investments in foreign securities to 10% of total assets does not include ADRs. The Portfolio may also engage in derivatives for hedging purposes and lend portfolio securities.

                      The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or government and money market securities when the Portfolio Manager is unable to find enough attractive equity investments and to reduce exposure to equities when the Portfolio Manager believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

                      When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                     Convertible Securities Risk
                                         Debt Securities Risk
                                       Defensive Investing Risk
                                       Foreign Investment Risk
                                        Growth Investing Risk

                                             Income Risk
                                          Interest Rate Risk
                                             Manager Risk
                                       Market and Company Risk
                                            Maturity Risk
                                         Mid-Cap Company Risk
                                          Small Company Risk
                                     Unsponsored Depositary Risk

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance.
                      Performance information is only shown for portfolios that have had a full calendar year of operations. The
                      Fundamental Growth Portfolio commenced operations on May
                      1, 2002. Since the Portfolio has not had a full calendar year of operations, annual performance information has not been provided.

MORE ON THE           Fund Asset Management L.P. ("FAM") serves as the portfolio
PORTFOLIO             manager to the Portfolio. FAM does business in certain
MANAGER               instances (including in its role as Portfolio Manager to
                      the Portfolio) under the name "Mercury Advisors."

                      FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. FAM and its affiliates had approximately $ 462 billion in investment company and other portfolio assets under management as of December 31, 2002.

                      The following persons at FAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

                                              POSITION AND RECENT BUSINESS
                      NAME                    EXPERIENCE
                      ----                    --------------------------------

                      Lawrence R. Fuller      Managing Director and Senior
                                              Portfolio Manager of Mercury
                                              Advisors since 1997. From
                                              1992-1997, Mr. Fuller served as a
                                              Vice President of Mercury
                                              Advisors.

                      Thomas Burke, CFA       Director and Associate Portfolio
                                              Manager of Mercury Advisors since
                                              1993.

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO (FORMERLY GLOBAL FRANCHISE PORTFOLIO)

PORTFOLIO
MANAGER               Van Kampen

INVESTMENT
OBJECTIVE             Long-term capital appreciation

PRINCIPAL             The Portfolio Manager seeks long-term capital appreciation
INVESTMENT            by investing primarily in equity securities of issuers
STRATEGY              located throughout the world that it believes have, among
                      other things, resilient business franchises and growth potential. The Portfolio may invest of in the securities of companies of any size. The Portfolio Manager emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests in securities of issuers from at least three different countries, which may include the United States.

                      The Portfolio Manager seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable management and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Portfolio Manager's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

                      The Portfolio Manager relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Portfolio Manager believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Portfolio Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

                      The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes.The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may fail to produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                            Concentration Risk
                                           Diversification Risk
                                           Emerging Market Risk
                                         Foreign Investment Risk
                                               Manager Risk
                                         Market and Company Risk
                                       Umdervalued Securities Risk

PRINCIPAL
RISKS
                                           Value Investing Risk

                                             Derivative Risk

                                            Small Company Risk
                                           Mid-Cap Company Risk

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance.
                      Performance information is only shown for portfolios that have had a full calendar year of operations. The Global
                      Franchise Portfolio commenced operations on May 1, 2002.
                      Since the Portfolio has not had a full calendar year of operations, annual performance information has not been provided.

MORE ON THE           Morgan Stanley Investment Management Inc. ("MSIM Inc.") is
PORTFOLIO             a registered investment adviser, located at 1221 Avenue of
MANAGER               the Americas, New York, New York 10020, and is a direct
                      subsidiary of Morgan Stanley. MSIM Inc. does business in certain instances (including in its role as Portfolio
                      Manager to the Portfolio) under the name "Van Kampen." As of December 31, 2002, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $ 376.2 billion.

                      The Portfolio is managed by the Global Franchise team. Hassan Elmasry, Managing Director, and Paras Dodhia, Senior Associate are current members of the team. Composition of the team may change without notice at anytime.

ING HARD ASSETS PORTFOLIO (FORMERLY HARD ASSETS PORTFOLIO)

PORTFOLIO
MANAGER               Baring International Investment Limited ("Baring
                      International")

INVESTMENT
OBJECTIVE             Long-term capital appreciation

PRINCIPAL
INVESTMENT            The Portfolio normally invests at least 80% of its assets
STRATEGY              in the equities of producers of commodities.

                      Hard asset securities in which the Portfolio may invest include equity securities and debt securities of hard asset companies. The Portfolio may also invest in structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:

                           -   precious metals

                           -   ferrous and non-ferrous metals

                           -   integrated oil

                           -   gas/other hydrocarbons

                           -   forest products

                           -   agricultural commodities

                           - other basic materials that can be priced by a market

                      The Portfolio may invest up to a maximum of 50% of its net assets in any of the above sectors. The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values or a rise in activity which consumes more of these commodities.

                      The Portfolio also may invest in:

                           - securities of foreign issuers, including up to 35% in South Africa

                           - companies not engaged in natural resources/hard asset activities

                           -   investment-grade corporate debt

                           -   U.S. government or foreign obligations

                           -   money market instruments

                           -   repurchase agreements

                           - special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country

                           -   derivatives

                      The Portfolio may also invest directly in commodities, including gold bullion and coins.

                      Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter, and include:

                           -   common stock

                           -   preferred stock

                           -   rights

                           -   warrants

                           -   "when-issued" securities

                           -   direct equity interests in trusts

                           -   joint ventures

                           -   "partly paid" securities

                           -   partnerships

                           -   restricted securities

                      The Portfolio may also engage in short sales (up to 25% of net assets).

                      The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

                      The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                    Active or Frequent Trading Risk
                                          Debt Securities Risk

                                            Derivatives Risk
                                          Diversification Risk
                                          Emerging Market Risk
                                        Foreign Investment Risk
                                            Hard Asset Risk
                                      Industry Concentration Risk
                                              Manager Risk
                                        Market and Company Risk
                                          OTC Investment Risk
                                Restricted and Illiquid Securities Risk
                                              Sector Risk
                                            Short Sales Risk

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

                      The Portfolio invests at least 80% of its assets in the equities of producers of commodities.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                      The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                             ING HARD ASSETS -- ANNUAL TOTAL RETURN*(1)

                                     [ANNUAL TOTAL RETURN CHART]

                             Year           Return
                             1993           49.93
                             1994            2.53
                             1995           10.69
                             1996           33.17
                             1997            6.22
                             1998          -29.58
                             1999           23.36
                             2000           -4.73
                             2001          -12.12
                             2002

                      The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of two broadly based market indexes - the Standard & Poor's 500 Index and the Russell 2000 Index. The Standard & Poor's 500 Index is comprised of 500 U.S. stocks. The Russell 2000 Index represents the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest U.S. companies, based on total market capitalization.

                                 AVERAGE ANNUAL TOTAL RETURN*(1)

                                                    1 YEAR    5 YEAR     10 YEAR
                    Class S Return.............        %        %          %
                    Standard & Poor's 500......
                      Index....................        %        %          %
                    Russell 2000 Index.........        %        %          %

                                BEST QUARTER

                      Quarter Ended
                      ............... %

                                WORST QUARTER

                      Quarter Ended
                      ................%

                      (1) Baring International Investment Limited has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

MORE ON THE           Baring International Investment Limited ("Baring
PORTFOLIO             International") has managed the Portfolio since March 1,
MANAGER               1999. Baring International is a subsidiary of Baring Asset
                      Management Holdings Limited ("Baring Asset Management").
                      Baring Asset Management is the parent of the worldwide group of investment management companies that operate under the collective name "Baring Asset Management" and is owned by ING Groep N.V., a publicly traded company based in the Netherlands with worldwide insurance and banking subsidiaries. The address of Baring International is 155
                      Bishopsgate, London.

                      Baring Asset Management provides global investment management services to U.S. investment companies and maintains major investment offices in Boston, London, Hong Kong and Tokyo. Baring Asset Management's predecessor corporation was founded in 1762. Baring Asset Management provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 2002, Baring Asset Management managed approximately $ ___ billion of assets.

                      The following person at Baring International is primarily responsible for the day-to-day investment decisions of the
                      Portfolio:

                      NAME             POSITION AND RECENT BUSINESS EXPERIENCE
                      ----             ---------------------------------------

                      John Payne       Investment Manager

                                       Mr. Payne has been an investment
                                       professional with Baring International
                                       Investment Limited and its ING affiliates since 1993 and has 16 years of investment experience.

ING GOLDMAN SACHS INTERNET TOLLKEEPERSM PORTFOLIO (FORMERLY INTERNET TOLLKEEPERSM PORTFOLIO)

PORTFOLIO             Goldman Sachs Asset Management ("Goldman Sachs")
MANAGER

INVESTMENT
OBJECTIVE             Long-term growth of capital

PRINCIPAL             The Portfolio invests, under normal circumstances, at
INVESTMENT            least 80% of its net assets plus any borrowings for
STRATEGY              investment purposes (measured at time of investment) in
                      equity investments in "Internet Tollkeeper" companies, which are companies in the media, telecommunications, technology and internet sectors, which provide access, infrastructure, content and services to internet companies and internet users. In general, the Portfolio Manager defines a tollkeeper company as a company with predictable, sustainable or recurring revenue streams. The
                      Portfolio Manager anticipates that tollkeeper companies may increase revenue by increasing "traffic," or customers and sales, and raising "tolls," or prices. The Portfolio
                      Manager does not define companies that merely have an Internet site or sell some products over the internet as Internet Tollkeepers although the Portfolio may invest in such companies as part of the Portfolio's 20% basket of securities which are not or may not be defined as Internet
                      Tollkeepers.

                      Examples of Internet Tollkeeper companies may include:

                      - Access providers that enable individuals and businesses to connect to the internet through, for example, cable systems or the telephone network;

                      - Infrastructure companies that provide items such as servers, routers, software and storage necessary for companies to participate in the internet;

                      - Media content providers that own copyrights, distribution networks and/or programming who may benefit from increased advertising by internet companies, and/or copyright owners that stand to benefit from having new distribution channels;

                      - Service providers that may facilitate transactions, communications, security, computer programming and back-office functions for internet businesses.

                      Because the Portfolio concentrates its investments in Internet Tollkeeper companies, the Portfolio's performance may be substantially different from the returns of the broader stock market and of "pure" internet mutual funds.

                      The Portfolio may participate significantly in the initial public offering ("IPO") market. The Portfolio may also invest up to 20% of its total assets in companies whose rapid adoption of an Internet strategy is expected to improve their cost structure, revenue opportunities or competitive advantage and Internet-based companies that the Portfolio Manager believes exhibit a sustainable business model.

                      The equity securities in which the Portfolio may invest include common stock, preferred stock, convertible securities, and warrants and rights, although the Portfolio invests primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in emerging markets or countries and securities quoted in foreign currencies. The Portfolio may maintain a portion of its assets in debt securities, asset-backed securities and cash equivalents. The Portfolio may invest up to 10% of its total assets in high-yield debt securities . The Portfolio may also invest in foreign currency hedging purchase and sale transactions, write covered put and call options on securities or securities indexes, enter into financial futures contracts or options on such contracts and sell portfolio securities short.

                      The Portfolio Manager may temporarily change its usual strategies if it believes economic conditions make it necessary to try to protect the Portfolio from potential loss. In this case, the Portfolio may invest more significantly in U.S. government securities, repurchase agreements collateralized by U.S. government securities, CD's, bankers acceptances, repurchase agreements, commercial paper, bank instruments, and non-convertible preferred stocks or corporate bonds with a remaining maturity of less than one year, which may prevent the Portfolio from achieving its investment goal.

                      The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL             The principal risks of investing in the Portfolio and the
RISKS                 circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.
                      As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                             Emerging Market Risk
                                           Foreign Investment Risk
                                            Growth Investing Risk
                                                Internet Risk
                                                   IPO Risk
                                                 Manager Risk
                                           Market and Company Risk
                                                 Sector Risk
                                                 Credit Risk
                                                Internet Risk
                                               Derivative Risk
                                               Short Sales Risk

                      Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                      The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                               ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) --
                                            ANNUAL TOTAL RETURN

                                        [ANNUAL TOTAL RETURN CHART]

                             Year           Return
                             2002

                      The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of three broadly based market indices
                      - the S&P 500 Index, the NASDAQ Composite Index and the Goldman Sachs Internet Index. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small-Cap stocks. The Goldman Sachs Internet Index is a capitalization-weighted index of selected Internet companies.

                                 AVERAGE ANNUAL TOTAL RETURN

                                                            1 YEAR    10/2/00
                                                                     (INCEPTION)
                      Class S Return...................        %         %
                      S&P 500 Index....................        %
                      NASDAQ Composite Index...........
                      Goldman Sachs Internet Index.....

                                BEST QUARTER

                      Quarter Ended
                      ............... %

                                WORST QUARTER

                      Quarter Ended
                      ................%

MORE ON THE      Goldman Sachs has managed the Portfolio since its inception.
PORTFOLIO        Goldman Sachs is a business unit of the Investment Management
MANAGER          Division ("IMD") of Goldman, Sachs & Co. Goldman Sachs
                 provides a wide range of discretionary investment advisory services, quantitatively driven and actively managed to U.S.
                 and international equity portfolios, U.S. and global fixed income portfolios, commodity and currency products and money market accounts. As of December 31, 2002, Goldman Sachs, along with units of IMD, had assets under management of $ ___ billion. The address of Goldman Sachs is 32 Old Slip, New
                 York, New York 10005.

                 The Portfolio is managed by a team of portfolio managers at Goldman Sachs. The following persons are primarily responsible for the day-to-day investment decisions of the Portfolio:

                 NAME                    POSITION AND RECENT BUSINESS EXPERIENCE
                 ----                    ---------------------------------------

                 Steven M. Barry         Mr. Barry is a managing director,
                                         co-chief investment officer and senior
                                         portfolio manager of Goldman Sachs. He
                                         joined Goldman Sachs as a portfolio
                                         manager in 1999. From 1988 to 1999, Mr.
                                         Barry was a portfolio manager at
                                         Alliance Capital Management.

                 Kenneth T. Berents      Mr. Berents is a managing director,
                                         co-chairman of the investment committee
                                         and senior portfolio manager of Goldman
                                         Sachs. He joined Goldman Sachs as a
                                         portfolio manager in 2000. From 1992 to
                                         1999, Mr. Berents was Director of
                                         Research and head of the Investment
                                         Committee at Wheat First Union.

                 Herbert E. Ehlers       Mr. Ehlers is a managing director and
                                         senior portfolio manager of Goldman
                                         Sachs. He joined Goldman Sachs in 1997.
                                         From 1981 to 1997, Mr. Ehlers was the
                                         chief investment officer and chairman
                                         of Liberty Investment Management, Inc.
                                         ("Liberty"), and its predecessor firm,
                                         Eagle Asset Management ("Eagle").

                 Gregory H. Ekizian      Mr. Ekizian is a managing director,
                                         co-chief investment officer and senior
                                         portfolio manager of Goldman Sachs. He
                                         joined Goldman Sachs as a portfolio
                                         manager and co-chair of the growth
                                         investment committee in 1997. From 1990
                                         to

                                         1997, Mr. Ekizian was a portfolio
                                         manager at Liberty and its predecessor
                                         firm, Eagle.

                 Scott Kolar             Mr. Kolar is a vice president and a
                                         portfolio manager of Goldman Sachs. He
                                         joined Goldman Sachs as an equity
                                         analyst in 1997 and became a portfolio
                                         manager in 1999. From 1994 to 1997, Mr.
                                         Kolar was an equity analyst and
                                         information systems specialist at
                                         Liberty.

                 Ernest C. Segundo, Jr.  Mr. Segundo is a vice president,
                                         co-chairman of the investment committee
                                         and senior portfolio manager of Goldman
                                         Sachs. He joined Goldman Sachs as a
                                         portfolio manager in 1997. From 1992 to
                                         1997, Mr. Segundo was a portfolio
                                         manager at Liberty and its predecessor
                                         firm, Eagle.

                 Andrew F. Pyne          Mr. Pyne is a vice president and senior
                                         portfolio manager at Goldman Sachs. He
                                         joined Goldman Sachs as a product
                                         manager in 1997 and became a portfolio
                                         manager in August 2001. From 1992 to
                                         1997, Mr. Pyne was a product manager at
                                         Van Kampen Investments.

                 David G. Shell          Mr. Shell is a managing director,
                                         co-chief investment officer and senior
                                         portfolio manager of Goldman Sachs. He
                                         joined Goldman Sachs as a portfolio
                                         manager in 1997. From 1987 to 1997, Mr.
                                         Shell was a portfolio manager at
                                         Liberty and its predecessor firm,
                                         Eagle.

ING SALOMON BROTHERS INVESTORS PORTFOLIO (FORMERLY INVESTORS PORTFOLIO)

PORTFOLIO
MANAGER           Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT
OBJECTIVE         Long-term growth of capital. Current income is a secondary objective.

PRINCIPAL         The Portfolio invests primarily in equity securities of U.S.
INVESTMENT        companies. The Portfolio may also invest in other equity
STRATEGY          securities. To a lesser degree, the Portfolio invests in
                  income producing securities such as debt securities.

                  The Portfolio Manager emphasizes individual security selection while spreading the Portfolio's investments across industries, which may help to reduce risk. The Portfolio Manager focuses on established large capitalization companies, defined by the Portfolio Manager as companies with over $5 billion in market capitalization, seeking to identify those companies with solid growth potential at reasonable values. The Portfolio Manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.

                  In selecting individual companies for investment, the Portfolio Manager looks for the following:

                       -   Long-term history of performance

                       -   Competitive market position

                       -   Competitive products and services

                       -   Strong cash flow

                       -   High return on equity

                       -   Strong financial condition

                       -   Experienced and effective management

                       -   Global scope

                  Investment ideas are subjected to extensive, fundamental analysis, focusing on four key criteria:

                       -   Operating characteristics

                       -   Quality of management

                       -   Financial character

                       -   Valuation

                  Only companies that pass the Portfolio Manager's strict in-depth research and debate are eligible for purchase. The Portfolio Manager's bottom-up approach focuses on creating an information advantage through a thorough understanding of company fundamentals. From time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

                  The Portfolio may invest a portion of its assets in debts securities, including high-yield debt securities, and in cash equivalents. The Portfolio may borrow up to 5% of its total assets and lend up to 33 1/3% of it total assets.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                         Credit Risk
                                     Debt Securities Risk
                                     Growth Investing Risk
                                         Income Risk
                                      Interest Rate Risk
                                         Manager Risk
                                   Market and Company Risk
                                         Sector Risk


                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio Manager may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                       ING SALOMON BROTHERS INVESTORS -- ANNUAL TOTAL RETURN*

                                    [ANNUAL TOTAL RETURN CHART]

                                  Year             Return
                                  2001              -4.27
                                  2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged index that is comprised of 500 U.S. stocks.

                                 AVERAGE ANNUAL TOTAL RETURN

                                                                  1 YEAR     2/1/00
                                                                           (INCEPTION)
                  Class S Return...............................     %          %
                  Standard & Poor's 500 Index..................     %          %

                                BEST QUARTER

                      Quarter Ended
                      ............... %

                                WORST QUARTER

                      Quarter Ended
                      ................%

MORE ON THE       SaBAMis a full-service, global investment management
PORTFOLIO         organization and is wholly owned by Salomon Smith Barney
MANAGER           Holdings Inc., which is a subsidiary of Citigroup Inc. SaBAM has been registered as a U.S. Investment Advisor since 1989.
                  As of December 31, 2002, SaBAM managed over $___ billion in assets, including a wide spectrum of equity and fixed income products for both institutional and private investors, including corporations, pension funds, public funds, central banks, insurance companies, supranational organizations, endowments and foundations. The headquarters of SaBAM is located at 399 Park Avenue, New York, New York 10022.
                  Additionally, the firm maintains investment management offices in Frankfurt, London, Hong Kong and Tokyo.

                  The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

                  NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
                  ----                   ---------------------------------------

                  John Cunningham        Senior Portfolio Manager and Managing
                                         Director

                                         Mr. Cunningham joined SaBAM in 1995 and
                                         has thirteen years experience in the
                                         industry. Prior to becoming a Portfolio
                                         Manager, Mr. Cunningham was an
                                         investment banker in the Global Power
                                         Group at Salomon Brothers Inc. Mr.
                                         Cunningham has served in various
                                         investment management positions during
                                         his tenure at SaBAM.

                  Mark McAllister        Director and Equity Analyst with SaBAM.

                                         Executive Vice President and Portfolio
                                         Manager at JLW Capital Management Inc.
                                         from March 1998 to May 1999. Prior to
                                         March 1998, Mr. McAllister was a Vice
                                         President and Equity Analyst at Cohen &
                                         Steers Capital Management.

ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO (FORMERLY LARGE CAP VALUE)

PORTFOLIO
MANAGER           Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT
OBJECTIVE         Long-term growth of capital and income

PRINCIPAL         The Portfolio Manager seeks to achieve the Portfolio's
INVESTMENT        investment objective by investing, under normal market
STRATEGY          conditions, at least 80% of its assets in equity and
                  equity-related securities of companies with market capitalizations greater than $1 billion at the time of investment.

                  In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts and Global Depositary Receipts.The Portfolio may invest a portion of its assets in debt securities and cash equivalents. The Portfolio may also engage in hedging transactions including, put and call options on securities, financial futures contracts, including stock index futures, and interest rate and currency.

                  The Portfolio may also lend up to 33 1/3% of its total assets.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                     Growth Investing Risk
                                          Manager Risk
                                    Market and Company Risk
                                           Value Risk
                                        Derivatives Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                    ING CAPITAL GUARDIAN LARGE CAP VALUE -- ANNUAL TOTAL RETURN*

                                    [ANNUAL TOTAL RETURN CHART]

                                  Year             Return
                                  2001             -3.62
                                  2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged index consisting of 500 U.S. stocks.

                                 AVERAGE ANNUAL TOTAL RETURN

                                                                      1 YEAR     2/1/00
                                                                               (INCEPTION)
                  Class S Return...............................          %         %
                  Standard & Poor's 500 Index..................          %         %

                            BEST QUARTER

                  Quarter Ended
                  ............... %

                            WORST QUARTER

                  Quarter Ended
                  ................%

MORE ON THE       Capital Guardian, located at 333 South Hope Street, Los
PORTFOLIO         Angeles, CA 90071, began management of the Portfolio on
MANAGER           February 1, 2000. Capital Guardian is a wholly owned
                  subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital
                  Guardian has been providing investment management services since 1968 and managed over $105.4 billion in assets as of December 31, 2002.

                  The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the
                  Portfolio:

                  NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
                  ----                   ---------------------------------------

                  Karen A. Miller        Ms. Miller is a Senior Vice President
                                         and Director of Capital International
                                         Research, Inc., with portfolio
                                         management responsibilities for
                                         Capital Guardian Trust Company. She
                                         joined the Capital Guardian
                                         Organization in 1990 where she served
                                         in various portfolio management
                                         positions.

                  Michael R. Erickson    Mr. Erickson is a Senior Vice
                                         President and Portfolio Manager. He
                                         joined the Capital Guardian
                                         organization in 1987 where he served
                                         in various capacities.

                  David Fisher           Mr. Fisher is Chairman of the Board of
                                         Capital Guardian Group International,
                                         Inc. and Capital Guardian. He joined
                                         the Capital Guardian organization in
                                         1969 where he served in various
                                         portfolio management positions.

                  Theodore Samuels       Mr. Samuels is a Senior Vice President
                                         and Director for Capital Guardian, as
                                         well as a Director of Capital
                                         International Research, Inc. He joined
                                         the Capital Guardian organization in
                                         1981 where he served in various
                                         portfolio management positions.

                  Eugene P. Stein        Mr. Stein is Executive Vice President,
                                         a Director, a portfolio manager, and
                                         Chairman of the Investment Committee
                                         for Capital Guardian. He joined the
                                         Capital Guardian organization in 1972
                                         where he served in various portfolio
                                         manager positions.

                  Terry Berkemeier        Mr. Berkemeier is a Vice President of
                                          Capital International Research, Inc.
                                          with U.S. equity portfolio management
                                          responsibility in Capital Guardian. He
                                          joined the Capital Guardian
                                          organization in 1992.

                  Alan J. Wilson          Mr. Wilson is an Executive Vice
                                          President and U.S. Research Director
                                          for Capital International Research,
                                          Inc. (CIRI). He is also an investment
                                          analyst for CIRI with portfolio
                                          management responsibilities,
                                          specializing in U.S. oil services and
                                          household products. He also serves as
                                          Vice President and a Director of
                                          Capital Guardian Trust Company. Prior
                                          to joining our organization in 1991,
                                          Mr. Wilson was a consultant with the
                                          Texas Eastern Corporation. Mr. Wilson
                                          received his MBA from Harvard
                                          University Graduate School of Business
                                          Administration and his BS in civil
                                          engineering from the Massachusetts
                                          Institute of Technology. He is based
                                          in our Los Angeles office.

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO (FORMERLY MANAGED GLOBAL
PORTFOLIO)

PORTFOLIO
MANAGER           Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT
OBJECTIVE         Capital appreciation. Current income is only an incidental consideration.

PRINCIPAL         The Portfolio invests primarily in common stocks traded in
INVESTMENT        securities markets throughout the world. The Portfolio may
STRATEGY          invest up to 100% of its total assets in securities traded in securities markets outside the United States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United
                  States.

                  In unusual market circumstances where the Portfolio Manager believes that foreign investing may be unduly risky, all of the Portfolio's assets may be invested in the United States. The Portfolio may hold a portion of its assets in debt securities, cash or money market instruments.

                  The Portfolio may invest in any type of company, large or small, with earnings that show a relatively strong growth trend, or in a company in which significant further growth is not anticipated but whose securities are thought to be undervalued. The Portfolio may also invest in small and relatively less well known companies.

                  The Portfolio may write covered put and call options on securities and indexes, purchase and sell futures contracts, and enter into foreign currency transactions. The Portfolio may also engage in short sales (up to 25% of total assets) and borrow up to 10% of total assets (up to 25% to meet redemptions).

                  The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. The Portfolio may not invest more than 10% of its total assets in the securities of a single issuer.The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                 Active or Frequent Trading Risk
                                       Diversification Risk
                                       Emerging Market Risk
                                     Foreign Investment Risk
                                           Manager Risk
                                     Market and Company Risk
                                       Mid-Cap Company Risk
                                        Small Company Risk
                                         Short Sales Risk
                                         Derivatives Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                             ING CAPITAL GUARDIAN MANAGED GLOBAL --
                                     ANNUAL TOTAL RETURN*(1)

                                 [ANNUAL TOTAL RETURN CHART]

                                    Year          Return
                                    1993            6.59
                                    1994          -13.21
                                    1995            7.56
                                    1996           12.27
                                    1997           12.17
                                    1998           29.31
                                    1999           63.30
                                    2000          -14.56
                                    2001          -11.91
                                    2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International All Country World Free Index ("MSCI All Country World Free Index"). The MSCI All Country World Free Index is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets.

                                 AVERAGE ANNUAL TOTAL RETURN(1)

                                                           1 YEAR    5 YEAR     10 YEAR
                                                                              (INCEPTION)
                  Class S Return.............                 %         %          %
                  MSCI All Country World Free Index

                            BEST QUARTER

                  Quarter Ended
                  ............... %

                            WORST QUARTER

                  (1) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager.

MORE ON THE       Capital Guardian, located at 333 South Hope Street, Los
PORTFOLIO         Angeles, CA 90071, began management of the Portfolio on
MANAGER           February 1, 2000. Capital Guardian is a wholly owned
                  subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital
                  Guardian has been providing investment management services since 1968 and managed over $ 105.4 billion in assets as of December 31, 2002.

                  The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the
                  Portfolio:

                  NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
                  ----                   ---------------------------------------

                  David I. Fisher        Mr. Fisher is Chairman of the Board of
                                         Capital Group International, Inc. with
                                         portfolio management responsibilities
                                         for Capital Guardian Trust Company, and
                                         joined the Capital Guardian Trust
                                         organization in 1969.

                  Eugene P. Stein        Mr. Stein is an Executive Vice
                                         President of Capital Guardian Trust
                                         Company, and joined the Capital
                                         Guardian Trust Company organization in
                                         1972.

                  Christopher A. Reed    Mr. Reed is a Vice President of Capital
                                         International Research, Inc. with
                                         portfolio management responsibilities
                                         for Capital Guardian Trust Company, and
                                         joined the Capital Guardian Trust
                                         Company organization in 1993.

                  Michael R. Erickson    Mr. Erickson is a Senior Vice President
                                         and portfolio manager for Capital
                                         Guardian Trust Company, and joined the
                                         Capital Guardian Trust Company
                                         organization in 1986.

                  Richard N. Havas       Mr. Havas is a Senior Vice President
                                         and a portfolio manager with research
                                         responsibilities for the Capital
                                         Guardian Trust Company, and joined the
                                         Capital Guardian Trust Company
                                         organization in 1985.

                  Nancy J. Kyle          Ms. Kyle is a Senior Vice President of
                                         Capital Guardian Trust Company, and
                                         joined the Capital Guardian Trust
                                         Company organization in 1990.

                  Lionel M. Sauvage      Mr. Sauvage is a Senior Vice President
                                         of Capital Guardian Trust Company, and
                                         joined the Capital Guardian Trust
                                         Company organization in 1986.Nilly
                                         Sikorsky Ms. Sikorsky is President and
                                         Managing Director of Capital
                                         International with portfolio management
                                         responsibilities for Capital Guardian
                                         Trust Company, and joined the Capital
                                         Guardian Trust Company organization in
                                         1962.

                  Rudolf M. Staehelin    Mr. Staehelin is a Senior Vice
                                         President and Director of Capital
                                         International Research, Inc. with
                                         portfolio management responsibilities
                                         for Capital Guardian Trust Company, and
                                         joined the Capital Guardian Trust
                                         Company organization in 1981.

ING VAN KAMPEN REAL  ESTATE  PORTFOLIO (FORMERLY REAL ESTATE PORTFOLIO)

PORTFOLIO
MANAGER           Van Kampen

INVESTMENT
OBJECTIVE         Capital appreciation. Current income is a secondary objective.

PRINCIPAL         The Portfolio invests at least 80% of its assets in equity
INVESTMENT        securities of companies in the U.S. real estate industry that
STRATEGY          are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").

                  The Portfolio Manager selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies that have at least 50% of their assets in, or that derive at least 50% of their revenues or profits from, the following sectors of the real estate industry:

                      - ownership (including listed real estate investment trusts)

                      -   construction and development

                      -   asset sales

                      -   property management or sale

                      -   other related real estate services

                  The Portfolio may invest more than 25% of its assets in any of the above sectors.

                  The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

                  The Portfolio also may invest in:

                  - equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry

                  - financial institutions which issue or service mortgages, not to exceed 25% of total assets

                  - securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued

                  - high yield debt securities and convertible bonds, not to exceed 20% of total assets

                  -   mortgage- and asset-backed securities

                  -   covered options on securities and stock indexes

                  The Portfolio is non-diversified which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                     Diversification Risk
                                         Manager Risk
                                   Market and Company Risk
                                             REIT Risk
                                         Sector Risk
                                       Derivatives Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

                  The Portfolio normally invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                     ING VAN KAMPEN REAL ESTATE -- ANNUAL TOTAL RETURN*(1)

                                  [ANNUAL TOTAL RETURN CHART]

                                  Year             Return
                                  1993              17.27
                                  1994               6.34
                                  1995              16.59
                                  1996              35.30
                                  1997              22.79
                                  1998             -13.45
                                  1999              -3.81
                                  2000              30.99
                                  2001               8.14
                                  2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Wilshire Real Estate Securities Index. The Wilshire Real Estate Securities Index consists of real estate investment trusts (REITs) and real estate operating companies (REOCs).

                                 AVERAGE ANNUAL TOTAL RETURN(1)

                                                    1 YEAR    5 YEAR     10 YEAR
                  Class S Return..............         %         %          %
                  Wilshire Real Estate........
                     Securities Index.........         %         %          %

                            BEST QUARTER

                  Quarter Ended
                  ............... %

                            WORST QUARTER

                  Quarter Ended
                  ................%

                  (1) On December 17, 2001, Van Kampen became the Portfolio Manager of the Portfolio. Performance prior to December 17, 2001 is attributable to different portfolio managers.

MORE ON THE       Morgan Stanley Investment Management Inc. ("MSIM Inc.") is a
PORTFOLIO         registered investment adviser, located at 1221 Avenue of the
MANAGER           Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. does business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen." As of December 31,
                  2002, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $ 376.2 billion.

                  The Portfolio is managed by Van Kampen's Real Estate team. Current members of the team include Theodore R. Bigman, Managing Director, and Douglas A. Funke, Managing Director. Composition of the team may change without notice at any time.

ING AIM CAPITAL MID CAP GROWTH (FORMERLY STRATEGIC EQUITY PORTFOLIO)

PORTFOLIO
MANAGER           A I M Capital Management, Inc. ("AIM Capital")

INVESTMENT
OBJECTIVE         Capital appreciation

PRINCIPAL         The Portfolio seeks to meet its objective by investing,
INVESTMENT        normally, at least 80% of its assets in equity securities of
STRATEGY          mid-capitalization companies. In complying with this 80%
                  investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as debt securities and synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American
                  Depositary Receipts. The Portfolio considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidCap
                  Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell MidCap Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000(R) Index. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. These companies are considered representative of medium-sized companies. Under normal conditions, the top 10 holdings may comprise up to 40% of the Portfolio's total assets.

                  The Portfolio may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the Portfolio may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

                  The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth. The portfolio manages consider whether to sell a particular security when any of those factors materially changes.

                  The Portfolio may also loan up to 33 1/3% of its total assets.

                  In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the Portfolio may not achieve its investment objective.

                  The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                           Active or Frequent Trading Risk

                             Convertible Securities Risk
                                   Derivative Risk
                               Foreign Investment Risk
                                Growth Investing Risk
                                    Manager Risk.
                               Market and Company Risk
                                Mid-Cap Company Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                   ING AIM CAPITAL MID CAP GROWTH -- ANNUAL TOTAL RETURN*(1)

                                [ANNUAL TOTAL RETURN CHART]

                                  Year             Return
                                  1996              19.39
                                  1997              23.16
                                  1998               0.84
                                  1999              56.24
                                  2000             -12.45
                                  2001             -21.17
                                  2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap Index. The Russell Midcap Index is an unmanaged index consisting of the 800 smallest companies in the Russell 1000 Index.

                                 AVERAGE ANNUAL TOTAL RETURN(1)

                                                        1 YEAR     5 YEAR     10/2/95
                                                                            (INCEPTION)
                  Class S Return....................       %          %          %
                     Quarter Ended


                  Russell Midcap Index..............       %          %          %(2)

                            BEST QUARTER

                  Quarter Ended
                  ............... %

                            WORST QUARTER

                  Quarter Ended
                  ................%

                  (1) AIM Capital Management, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

                  (2) Index return is for the period beginning October 1, 1995.

MORE ON THE       A I M Capital has managed the Portfolio since March 1, 1999.
PORTFOLIO         AIM Capital is an indirect subsidiary of AMVESCAP, one of the
MANAGER           world's largest independent investment companies. As of
                  December 31, 2002, AIM Capital and its immediate parent, A I M
                  Advisors, Inc., managed approximately $ 124 billion in assets.
                  The address of AIM Capital is 11 Greenway Plaza, Houston,
                  Texas 77046.

                  The following persons at AIM Capital are primarily responsible for the day-to-day investment decisions of the Portfolio:

                  NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
                  ----                   ---------------------------------------

                  Robert M. Kippes       Senior Portfolio Manager

                                         Mr. Kippes has been associated with AIM
                                         Capital since 1989.

                  Kenneth A. Zschappel   Senior Portfolio Manager

                                         Mr. Zschappel has been associated with
                                         AIM Capital and/or its affiliates since
                                         1990.

                  Ryan E. Crane          Senior Portfolio Manager

                                         Mr. Crane has been associated with AIM
                                         Capital since 1994.

                  Jay K. Rushin          Portfolio Manager

                                         Mr. Rushin has been associated with AIM
                                         Capital from 1998 to the present and
                                         1994 to 1996. During the period of 1996
                                         to 1998, Mr. Rushin worked as an
                                         associate equity analyst at Prudential
                                         Securities.

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO (FORMERLY VAN KAMPEN GROWTH AND INCOME PORTFOLIO)

PORTFOLIO
MANAGER           Van Kampen

INVESTMENT
OBJECTIVE         Long-term growth of capital and income

PRINCIPAL         Under normal market conditions, the Portfolio Manager seeks to
INVESTMENT        achieve the Portfolio's investment objective by investing
STRATEGY          primarily in what it believes to be income-producing
                  equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated
                  "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's ("S&P") or by Moody's Investors Service, Inc. ("Moody's"). A more complete description of security ratings is contained in the Trust's
                  Statement of Additional Information.

PRINCIPAL         In selecting securities for investment, the Portfolio focuses
INVESTMENT        primarily on the security's potential for growth of capital
STRATEGY          and income. Although the Portfolio may invest in companies of any size, the Portfolio Manager may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Portfolio
                  Manager indicate that it is desirable to do so. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                 Convertible Securities Risk
                                     Debt Securities Risk
                                       Derivative Risk
                                   Foreign Investment Risk
                                    Growth Investing Risk
                                         Manager Risk
                                   Market and Company Risk
                                     Mid-Cap Company Risk
                                      Small Company Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                    ING VAN KAMPEN GROWTH AND INCOME -- ANNUAL TOTAL RETURN*(1)

                                 [ANNUAL TOTAL RETURN CHART]

                                  Year             Return
                                  1994               0.59
                                  1995              31.06
                                  1996              20.65
                                  1997              29.82
                                  1998              14.13
                                  1999              15.88
                                  2000              -2.11
                                  2001             -11.95
                                  2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index and the Russell 1000 Index. The Standard & Poor's 500 Index is comprised of 500 U.S. stocks. The Russell 1000 Index consists of the 1000 largest companies in the Russell 3000 Index.

                                 AVERAGE ANNUAL TOTAL RETURN(1)

                                                         1 YEAR     5 YEAR     10/4/93
                                                                             (INCEPTION)
                  Class S Return.....................       %          %          %
                  Standard & Poor's
                    500 Index........................       %          %          %(2)
                  Russell 1000 Index.................       %          %          %(2)

                            BEST QUARTER

                  Quarter Ended
                  ............... %

                            WORST QUARTER

                  Quarter Ended
                  ................%

                  (1) Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different portfolio manager.

                  (2) Index return is for the period beginning October 1, 1993.

MORE ON THE       Morgan Stanley Investment Management Inc. ("MSIM Inc.") is a
PORTFOLIO         registered investment adviser, located at 1221 Avenue of the
MANAGER           Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. does business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen." As of December 31,
                  2002, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $ 376.2 billion.

                  The Portfolio is managed by Van Kampen's Equity Income team. Current members of the team include James A. Gilligan, Managing Director; James O. Roeder, Vice President; Sergio Marcheli, Vice President and Vincent Vizachero, Associate.

                           PORTFOLIO FEES AND EXPENSES

      The table that follows shows the estimated operating expenses paid each year by a Portfolio. These estimated expenses are based on the expenses paid by the Portfolios in the year 2002 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

      Your variable annuity contract or variable life insurance policy ("Variable Contract") is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company under your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Trust's Portfolios are not fixed or specified under the terms of your variable contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.

                                 CLASS S SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)

                                                                       SHAREHOLDER                     TOTAL        TOTAL NET
                                   MANAGEMENT      DISTRIBUTION         SERVICES        OTHER        OPERATING      PORTFOLIO
                                       FEE         (12B-1) FEE             FEE        EXPENSES(2)     EXPENSES      EXPENSES
                                   ----------     ---------------      -----------    -----------    ---------      ----------
Aim Capital Mid Cap                                      0.00%           0.25%

Alliance Mid Cap Growth                                  0.00%           0.25%

Capital Guardian Large Cap
Value                                                    0.00%           0.25%

Capital Guardian Managed
Global                                                   0.00%           0.25%

Capital Guardian Small Cap                               0.00%           0.25%

Developing World                                         0.00%           0.25%
FMR Diversified Mid Cap                                  0.00%           0.25%

Goldman Sachs Internet
Tollkeeper(SM)                                           0.00%           0.25%

Hard Assets                                              0.00%           0.25%

Jennison Equity Opportunity                              0.00%           0.25%

Mercury Focus Value                                      0.00%           0.25%           (3)

Mercury Fundamental Growth                               0.00%           0.25%           (3)

Salamon Brothers All Cap                                 0.00%           0.25%

Salomon Brothers Investors                               0.00%           0.25%

                                                                       SHAREHOLDER                     TOTAL        TOTAL NET
                                   MANAGEMENT      DISTRIBUTION         SERVICES        OTHER        OPERATING      PORTFOLIO
                                       FEE         (12B-1) FEE             FEE        EXPENSES(2)     EXPENSES      EXPENSES
                                   ----------     ---------------      -----------    -----------    ---------      ----------
T. Rowe Price Capital
Appreciation                                             0.00%           0.25%

T. Rowe Price Equity Income                              0.00%           0.25%

UBS U.S. Balanced                                        0.00%           0.25%

Van Kampen Equity Growth                                 0.00%           0.25%           (3)

Van Kampen Global Franchise                              0.00%           0.25%           (3)

Van Kampen Growth and Income                             0.00%           0.25%

Van Kampen Real Estate                                   0.00%           0.25%

(1) This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

(2) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expense.

(3) "Other Expenses" for the Van Kampen Equity Growth Portfolio, Mercury Focus Value Portfolio and Mercury Fundamental Growth Portfolio are estimated because the Portfolios did not have a full year of performance as of December 31, 2002.

EXAMPLE This example is intended to help you compare the cost of investing in Class S of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class S operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 Year             3 Years           5 Years            10 Years
                                                  ------             -------           -------            --------
Aim Capital Mid Cap

Alliance Mid Cap Growth

Capital Guardian Large Cap Value

Capital Guardian Managed Global

Capital Guardian Small Cap

Developing World

FMR Diversified Mid Cap

Goldman Sachs Internet Tollkeeper(SM)

Hard Assets

Jennison Equity Opportunity

Mercury Focus Value

                                                  1 Year             3 Years           5 Years            10 Years
                                                  ------             -------           -------            --------
Mercury Fundamental Growth

Salamon Brothers All Cap

Salomon Brothers Investors

T. Rowe Price Capital Appreciation

T. Rowe Price Equity Income

UBS U.S. Balanced

Van Kampen Equity Growth

Van Kampen Global Franchise

Van Kampen Growth and Income

Van Kampen Real Estate

                           SUMMARY OF PRINCIPAL RISKS

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTIONS OF THE PORTFOLIOS AND ARE DESCRIBED IN THIS SECTION. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPALS RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a portfolio's performance.

ALLOCATION RISK. A portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by a portfolio manager. A portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

BORROWING AND LEVERAGE RISK. The Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of the Portfolio shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CLOSED-END INVESTMENT COMPANY RISK. When a portfolio invests in closed-end investment companies, the portfolio indirectly pays a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the portfolio.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities and tends to decline as interest rates increase and increase as interest rates decline. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a portfolio's investments in foreign currency-denominated securities may reduce the value of a portfolio's assets.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities.

DERIVATIVE RISK. A portfolio may use futures, options, swaps and other derivative instruments to hedge or protect a portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain a portfolio's investment objective. A portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (1940
Act), which means that the portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKET RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.

HARD ASSET RISK. The production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.

HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgement.

INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDUSTRY CONCENTRATION RISK. Since the Portfolio invests primarily in securities of companies in a particular market sector, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector.

INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on the Portfolio during the start-up phase when the Portfolio's asset base is relatively small. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a portfolio to be more volatile than if a portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets .

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A portfolio's investments in illiquid securities may reduce the returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no assurance that these will achieve a Portfolio's objective, and a portfolio manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

MARKET TRENDS RISK. From time to time, the stock market may not favor the type or style of securities in which a portfolio invests.

MATURITY RISK. Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price.

MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

MORTGAGE RISK. A portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a portfolio because a portfolio will have to reinvest that money at the lower prevailing interest rates.

OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
(OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

To the extent that a portfolio invests significantly in one geographic region or country, a portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.

REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject the Fund to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

RESTRICTED AND ILLIQUID SECURITIES RISK. Certain Portfolio may invest in restricted and illiquid securities. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio Manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further ,the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

SECTOR RISK. A sector is a group of selected industries, such as technology. A portfolio may, at times, invest significant assets in securities of issuers in one or more market sectors, such as technology. To the extent a portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a portfolio than it would on a fund that has securities representing a broader range of investments.

SECURITIES LENDING RISK. The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio.

SHORT SALES RISK. A portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the portfolio manager believes that the price of a security may decline, causing the value of a security owned by the portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the portfolio owns.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.

SOVEREIGN DEBT RISK. The Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

SPECIAL SITUATIONS RISK. A " special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Investments in special situation companies may not appreciate if an anticipated development does not occur or does not produce the anticipated result.

UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. A portfolio equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A portfolio manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

VALUE INVESTING RISK. A particular risk of a portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented stocks and may not favor equities at all.

SHORT SALES RISK. A portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the portfolio manager believes that the price of a security may decline, causing the value of a security owned by the portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the portfolio owns.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

A WORD ABOUT          Each Portfolio in this prospectus, unless specifically
PORTFOLIO             noted under a portfolio's principal investment strategy,
DIVERSITY             is diversified, as defined in the Investment Company Act
                      of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under a portfolio's principal investment strategy, is fundamental.
                      In addition, investment restrictions are fundamental if so designated in this prospectus or statement of additional information. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL            The Statement of Additional Information is made a part of
INFORMATION           this prospectus. It identifies investment restrictions
ABOUT THE             more detailed risk descriptions, a description of how the
PORTFOLIOS            bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling our Customer Service
                      Center at 1-800-344-6864, or downloading it from the Securities and Exchange Commission's website
                      (http://www.sec.gov).

NON-FUNDAMENTAL       Certain Portfolios have adopted non-fundamental investment
INVESTMENT            policies to invest the assets of the Portfolio in
POLICIES              securities that are consistent with the Portfolio's name.
                      For more information about these policies, please consult the Statement of Additional Information.

TEMPORARY             A portfolio manager may depart from a portfolio's its
DEFENSIVE             principal investment strategies by temporarily investing
POSITIONS             for defensive purposes when a Portfolio Manager believes
                      that adverse market, economic, political or other conditions may affect a Portfolio . Instead, the Portfolio may invest in securities believed to present less risk, such as cash items, debt securities that are high quality or higher than normal, more liquid securities or others.
                      While a portfolio invests defensively, it may not be able to pursue its investment objective. A portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a portfolio may engage, unless specifically noted under a portfolio's principal investment strategy, are identified and discussed, together with their risks, in the Statement of Additional Information.

INDEPENDENT           Ernst & Young LLP, located at Two Commerce Square, Suite
AUDITORS              4000, 2001 Market Street, Philadelphia, Pennsylvania
                      19103.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------




      The following financial highlights tables are intended to help you understand each of the portfolio's financial performance for the past 5 years (or, if shorter, for the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with a portfolio's financial statements, are included in the annual report, which is available upon request.

ALL CAP PORTFOLIO

                                                                                                       YEAR         PERIOD
                                                                                                       ENDED        ENDED
                                                                                      --------       ---------     --------
                                                                                      12/31/02        12/31/01     12/31/00*
                                                                                      --------       ---------     --------
 Net asset value, beginning of period                                                 $              $   11.45     $  10.00
                                                                                      --------       ---------     --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                                                                    0.09         0.05
 Net realized and unrealized gain on investments
    and foreign currencies                                                                                0.12         1.68
                                                                                      --------       ---------     --------
 Total from investment operations                                                                         0.21         1.73
                                                                                      --------       ---------     --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income                                                                    (0.09)       (0.04)
 Distributions from capital gains                                                                        (0.04)       (0.24)
                                                                                      --------       ---------     --------
 Total distributions                                                                                     (0.13)       (0.28)
                                                                                      --------       ---------     --------
 Net asset value, end of period                                                       $              $   11.53     $  11.45
                                                                                      ========       =========     ========

 Total return                                                                                             1.91%       17.45%++
                                                                                      ========       =========     ========

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

 Net assets, end of period (in 000's)                                                 $              $ 307,030      $111,887
 Ratio of operating expenses to average net assets                                                        1.01%        1.00%+
 Ratio of net investment income to average net assets                                                     1.15%        1.10%+
 Portfolio turnover rate                                                                                    75%           82%
                                                                                      --------       ---------     --------

      *     The All Cap Portfolio commenced operations on February 1, 2000.

      +     Annualized

      ++    Non-annualized

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------








ASSET ALLOCATION GROWTH PORTFOLIO

                                                                                        YEAR          YEAR           PERIOD
                                                                                        ENDED         ENDED          ENDED
                                                                                      ----------     --------      ----------
                                                                                       12/31/02      12/31/01      12/31/00*#
                                                                                      ----------     --------      ----------
 Net asset value, beginning of period                                                 $              $   9.40        $10.00
                                                                                      ----------     --------        ------
 INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                                                   0.03          0.09
 Net realized and unrealized loss on investments
    and foreign currencies                                                                              (0.64)        (0.68)
                                                                                      ----------     --------        ------
 Total from investment operations                                                                       (0.61)        (0.59)
                                                                                      ----------     --------        ------
 LESS DISTRIBUTIONS:
 Dividends from net investment income                                                                   (0.08)        (0.01)
                                                                                      ----------     --------        ------
 Net asset value, end of period                                                       $              $   8.71       $  9.40
                                                                                      ==========     ========       =======
 Total return                                                                                           (6.52)%       (5.90)%++
                                                                                      ==========     ========       =======
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                                 $               $51,723       $ 8,497
 Ratio of operating expenses to average net assets                                                       1.01%         1.00%+
 Ratio of net investment loss to average net assets                                                      1.50%         3.80%+
 Portfolio turnover rate                                                                                   50%           10%
                                                                                      ----------     --------        ------

      * The Asset Allocation Growth Portfolio commenced operations on October 2, 2000.

      +     Annualized

      ++    Non-annualized

      # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------








CAPITAL APPRECIATION PORTFOLIO*

                                                               YEAR         YEAR         YEAR         YEAR         YEAR
                                                               ENDED        ENDED        ENDED        ENDED        ENDED
                                                             ---------    ---------    ---------    ---------     --------
                                                              12/31/02     12/31/01     12/31/00     12/31/99     12/31/98
                                                             ---------    ---------    ---------    ---------     --------
Net asset value, beginning of year                           $            $   16.33    $   20.02    $   18.09     $  17.65
                                                             ---------    ---------    ---------    ---------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                                   0.01         0.00(1)     (0.01)        0.15
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                     (2.13)       (3.08)        4.38         2.07
                                                             ---------    ---------    ---------    ---------     --------
Total from investment operations                                              (2.12)       (3.08)        4.37         2.22
                                                             ---------    ---------    ---------    ---------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income                                           (0.01)         --        (0.03)       (0.15)
Distributions from capital gains                                                 --        (0.61)       (2.41)       (1.63)
                                                             ---------    ---------    ---------    ---------     --------
Total distributions                                                           (0.01)       (0.61)       (2.44)       (1.78)
                                                             ---------    ---------    ---------    ---------     --------
Net asset value, end of year                                              $   14.20    $   16.33    $   20.02     $  18.09
                                                             =========    =========    =========    =========     ========
Total return                                                                 (12.98)%     (15.22)%      24.64%       12.68%
                                                             =========    =========    =========    =========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                        $ 450,704    $ 491,555    $ 411,898    $ 263,313
Ratio of operating expenses to average net assets                              0.95%        0.95%        0.96%        0.98%
Ratio of net investment income/(loss) to average
   net assets                                                                  0.09%        0.00%(1)    (0.05)%       0.95%
Portfolio turnover rate                                                          40%          62%         126%          64%
                                                             ---------    ---------    ---------    ---------     --------

      * Since April 1, 1999, A I M Capital Management, Inc. has served as the Portfolio Manager for the Capital Appreciation Portfolio. Prior to that date, a different firm served as Portfolio Manager.

     (1)     Amount is less than 0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------








 CAPITAL GROWTH PORTFOLIO**

                                                               YEAR         YEAR         YEAR         YEAR         PERIOD
                                                               ENDED        ENDED        ENDED        ENDED        ENDED
                                                             ---------    ---------    ---------    ---------    ----------
                                                              12/31/02     12/31/01     12/31/00     12/31/99    12/31/98*#
                                                             ---------    ---------    ---------    ---------    ----------
Net asset value, beginning of period                         $            $   14.78    $   18.52    $   15.62     $  14.24
                                                             ---------    ---------    ---------    ---------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                                  (0.07)       (0.07)         --          0.09
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                     (1.96)       (3.14)        3.96         1.36
                                                             ---------    ---------    ---------    ---------     --------
Total from investment operations                                              (2.03)       (3.21)        3.96         1.45
                                                             ---------    ---------    ---------    ---------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income                                            --           --         (0.02)       (0.07)
Distributions in excess of net investment income                                --           --         (0.01)         --
Distributions from capital gains                                                --         (0.53)       (1.03)         --
Return of capital                                                               --         (0.00)(1)      --           --
                                                             ---------    ---------    ---------    ---------     --------
Total distributions                                                             --         (0.53)       (1.06)       (0.07)
                                                             ---------    ---------    ---------    ---------     --------
Net asset value, end of period                               $            $   12.75    $   14.78    $   18.52     $  15.62
                                                             =========    =========    =========    =========     ========
Total return                                                                 (13.73)%     (17.12)%      25.56%       10.19%++
                                                             =========    =========    =========    =========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                                      $ 468,567     $562,549     $567,628      $298,839
Ratio of operating expenses to average net assets                              1.01%        0.99%        1.05%        1.08%+
Ratio of net investment income/(loss) to average net assets                   (0.53)%      (0.45)%       0.00%        1.86%+
Portfolio turnover rate                                                         211%          59%         185%          92%
                                                             ---------    ---------    ---------    ---------     --------

      *     The Capital Growth Portfolio commenced operations on August 14,
            1998.

      ** Since March 1, 1999, Alliance Capital Management, L.P. has served as Portfolio Manager for the Capital Growth Portfolio. Prior to that date, a different firm served as Portfolio Manager. Prior to July 1, 1999, the Capital Growth Portfolio was named the Growth & Income Portfolio.

      +     Annualized

      ++    Non-annualized

      # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

     (1)     Amount is less than $0.01.

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------








CAPITAL GUARDIAN SMALL CAP PORTFOLIO (FORMERLY SMALL CAP PORTFOLIO)*

                                                                YEAR         YEAR         YEAR         YEAR          YEAR
                                                                ENDED        ENDED        ENDED        ENDED         ENDED
                                                              ---------    ---------    ---------    ---------     --------
                                                              12/31/02      12/31/01     12/31/00     12/31/99     12/31/98
                                                              ---------    ---------    ---------    ---------     --------
 Net asset value, beginning of period                         $   10.71    $   10.71    $   23.44    $   16.03     $  13.25
                                                              ---------    ---------    ---------    ---------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                                   0.01         0.04        (0.07)       (0.03)
 Net realized and unrealized gain/(loss) on investments
    and foreign currencies                                                     (0.18)       (5.05)        8.17         2.81
                                                              ---------    ---------    ---------    ---------     --------
 Total from investment operations                                              (0.17)       (5.01)        8.10         2.78
                                                              ---------    ---------    ---------    ---------     --------
 LESS DISTRIBUTIONS:
 Net investment income                                                         (0.01)       (0.03)         --           --
 Distributions from capital gains                                                --         (7.69)       (0.69)         --
                                                              ---------    ---------    ---------    ---------     --------
 Total distributions                                                           (0.01)       (7.72)       (0.69)         --
                                                              ---------    ---------    ---------    ---------     --------
 Net asset value, end of period                               $            $   10.53    $   10.71    $   23.44     $  16.03
                                                              =========    =========    =========    =========     ========
 Total return                                                                  (1.56)%     (18.17)%      50.61%       20.98%
                                                              =========    =========    =========    =========     ========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                      $ 516,009    $ 461,106    $ 367,637     $147,696
 Ratio of operating expenses to average net assets                              0.95%        0.95%        0.96%        0.99%
 Ratio of net investment income/(loss) to average
    net assets                                                                  0.16%        0.21%       (0.49)%      (0.32)%
 Portfolio turnover rate                                                          42%         116%         132%         133%
                                                              ---------    ---------    ---------    ---------     --------

      * Since February 1, 2000, Capital Guardian Trust Company has served as Portfolio Manager for the Small Cap Portfolio. Prior to that date, a different firm served as Portfolio Manager.

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------








DEVELOPING WORLD PORTFOLIO**

                                                               YEAR         YEAR         YEAR         YEAR         PERIOD
                                                               ENDED        ENDED        ENDED        ENDED        ENDED
                                                             ---------    ---------    ---------    ---------     --------
                                                              12/31/02      12/31/01     12/31/00     12/31/99#   12/31/98*#
                                                             ---------    ---------    ---------    ---------     --------
Net asset value, beginning of period                         $            $    7.59    $   11.56    $    7.37     $  10.00
                                                             ---------    ---------    ---------    ---------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                                   0.09        (0.05)        0.08         0.04
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                     (0.49)       (3.86)        4.44        (2.67)
                                                             ---------    ---------    ---------    ---------     --------
Total from investment operations                                              (0.40)       (3.91)        4.52        (2.63)
                                                             ---------    ---------    ---------    ---------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income                                          (0.08)         --         (0.10)         --
Distributions in excess of net investment income                                --           --         (0.03)         --
Distributions from capital gains                                              (0.01)       (0.06)       (0.20)         --
                                                                          ---------    ---------    ---------     --------
Total distributions                                                           (0.09)       (0.06)       (0.33)         --
                                                                          ---------    ---------    ---------     --------
Net asset value, end of period                               $            $    7.10    $    7.59    $   11.56     $   7.37
                                                             =========    =========    =========    =========     ========
Total return                                                                  (5.25)%     (33.79)%      61.66%      (26.27)%++
                                                             =========    =========    =========    =========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                         $            $  74,797    $  60,541    $  62,616     $  8,797
Ratio of operating expenses to average net assets                              1.76%        1.75%        1.75%        1.83%+
Ratio of net investment income/(loss) to average net assets                    1.27%       (0.39)%       0.85%        0.69%+
Portfolio turnover rate                                                         180%         130%         135%          67%
                                                             ---------    ---------    ---------    ---------     --------

      *     The Developing World Portfolio commenced operations on February 18,
            1998.

      ** Since March 1, 1999, Baring International Investment Limited has served as Portfolio Manager for the Developing World Portfolio. Prior to that date, a different firm served as Portfolio Manager.

      +     Annualized

      ++    Non-annualized

      # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------








DIVERSIFIED MID-CAP PORTFOLIO

                                                                                         YEAR         YEAR         PERIOD
                                                                                         ENDED        ENDED        ENDED
                                                                                       ---------    ---------    ----------
                                                                                        12/31/02     12/31/01    12/31/00*#
                                                                                       ---------    ---------    ----------
Net asset value, beginning of period                                                   $            $    9.89     $  10.00
                                                                                       ---------    ---------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                                                    0.02         0.04
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                                               (0.68)       (0.13)
                                                                                       ---------    ---------     --------
Total from investment operations                                                                        (0.66)       (0.09)
                                                                                       ---------    ---------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income                                                                    (0.02)       (0.02)
                                                                                       ---------    ---------     --------
Net asset value, end of period                                                         $            $    9.21     $   9.89
                                                                                       =========    =========     ========
Total return                                                                                            (6.64)%      (0.87)%++
                                                                                       =========    =========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                                $  58,712     $  13,834
Ratio of operating expenses to average net assets                                                        1.01%        1.00%+
Ratio of net investment income to average net assets                                                     0.47%        1.70%+
Portfolio turnover rate                                                                                    89%          20%
                                                                                        ---------    ---------     --------

      *     The Diversified Mid-Cap Portfolio commenced operations on October 2,
            2000.

      +     Annualized

      ++    Non-annualized

      # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------








EQUITY INCOME PORTFOLIO*

                                                              YEAR          YEAR         YEAR         YEAR         YEAR
                                                              ENDED         ENDED        ENDED        ENDED        ENDED
                                                             --------     ---------    ---------    ---------     --------
                                                             12/31/02      12/31/01     12/31/00     12/31/99     12/31/98
                                                             --------     ---------    ---------    ---------     --------
Net asset value, beginning of year                           $            $   11.67    $   11.24    $   12.67     $  13.09
                                                             --------     ---------    ---------    ---------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                          0.14         0.23         0.27         0.49
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                      0.01         1.18        (0.39)        0.58
                                                             --------     ---------    ---------    ---------     --------
Total from investment operations                                               0.15         1.41        (0.12)        1.07
                                                             --------     ---------    ---------    ---------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income                                          (0.14)       (0.30)       (0.29)       (0.50)
Distributions from capital gains                                              (0.27)       (0.68)       (1.02)       (0.99)
                                                             --------     ---------    ---------    ---------     --------
Total distributions                                                           (0.41)       (0.98)       (1.31)       (1.49)
                                                             --------     ---------    ---------    ---------     --------
Net asset value, end of year                                 $            $   11.41    $   11.67    $   11.24     $  12.67
                                                             ========     =========    =========    =========     ========
Total return                                                                   1.36%       12.93%       (0.72)%       8.26%
                                                             ========     =========    =========    =========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                           $             $426,726     $298,092     $277,354      $278,074
Ratio of operating expenses to average net assets                              0.95%        0.95%        0.96%        0.98%
Ratio of net investment income to average net assets                           1.43%        1.98%        2.19%        3.63%
Portfolio turnover rate                                                          16%          53%         122%          61%
                                                             --------     ---------    ---------    ---------     --------

      * Since March 1, 1999, T. Rowe Price Associates, Inc. has served as the Portfolio Manager of the Portfolio. Prior to that date a different firm served as Portfolio Manager. Along with this change was a name change from the Multiple Allocation Portfolio to the Equity Income Portfolio.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------








FULLY MANAGED PORTFOLIO

                                                              YEAR          YEAR         YEAR         YEAR         YEAR
                                                              ENDED         ENDED        ENDED        ENDED        ENDED
                                                             --------     ---------    ---------    ---------     --------
                                                             12/31/02      12/31/01     12/31/00     12/31/99     12/31/98
                                                             --------     ---------    ---------    ---------     --------
Net asset value, beginning of year                           $            $   16.62    $   15.05    $   15.23     $  15.73
                                                             --------     ---------    ---------    ---------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                          0.36         0.47         0.50         0.36
Net realized and unrealized gain on investments
   and foreign currencies                                                      1.28         2.78         0.53         0.55
                                                             --------     ---------    ---------    ---------     --------
Total from investment operations                                               1.64         3.25         1.03         0.91
                                                             --------     ---------    ---------    ---------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income                                          (0.37)       (0.62)       (0.40)       (0.36)
Distributions from capital gains                                              (0.39)       (1.06)       (0.81)       (1.05)
                                                             --------     ---------    ---------    ---------     --------
Total distributions                                                           (0.76)       (1.68)       (1.21)       (1.41)
                                                             --------     ---------    ---------    ---------     --------
Net asset value, end of year                                 $            $   17.50    $   16.62    $   15.05     $  15.23
                                                             ========     =========    =========    =========     ========
Total return                                                                   9.92%       21.97%        6.92%        5.89%
                                                             ========     =========    =========    =========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                           $             $688,506     $373,548     $287,909      $246,196
Ratio of operating expenses to average net assets                              0.95%        0.95%        0.97%        0.98%
Ratio of net investment income to average net assets                           2.65%        3.24%        3.45%        2.83%
Portfolio turnover rate                                                          23%          42%          36%          44%
                                                             --------     ---------    ---------    ---------     --------

HARD ASSETS PORTFOLIO*

                                                            YEAR          YEAR         YEAR           YEAR          YEAR
                                                            ENDED         ENDED        ENDED          ENDED         ENDED
                                                          12/31/02      12/31/01     12/31/00       12/31/99      12/31/98
                                                          --------      --------     --------       --------      --------
Net asset value, beginning of year                        $           $     11.14   $     11.76   $      9.60   $     15.05
                                                          --------    -----------   -----------   -----------   -----------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                                        0.19          0.01          0.12          0.26
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                   (1.54)        (0.57)         2.12         (4.73)
                                                          --------    -----------   -----------   -----------   -----------
Total from investment operations                                            (1.35)        (0.56)         2.24         (4.47)
                                                          --------    -----------   -----------   -----------   -----------
LESS DISTRIBUTIONS:

Dividends from net investment income                                        --            (0.05)        (0.08)        (0.26)
Distributions from capital gains                                            --            --            --            (0.72)
Return of capital                                                           --            (0.01)        --            --
                                                          --------    -----------   -----------   -----------   -----------
Total distributions                                                         --            (0.06)        (0.08)        (0.98)
                                                          --------    -----------   -----------   -----------   -----------
Net asset value, end of year                              $           $      9.79   $     11.14   $     11.76   $      9.60
                                                          ========    ===========   ===========   ===========   ===========
Total return                                                               (12.12)%       (4.73)%       23.36%       (29.58)%
                                                          ========    ===========   ===========   ===========   ===========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                        $           $    33,787   $    42,109   $    40,291   $    30,530
Ratio of operating expenses to average net assets                            0.95%         0.95%         0.96%         1.00%
Ratio of net investment income to average net assets                         1.68%         1.00%         1.07%         1.99%
Portfolio turnover rate                                                       240%          207%          204%          178%

      * Prior to January 23, 1997, the Hard Assets Portfolio was named the Natural Resources Portfolio. Since March 1, 1999, Baring International Investment Limited has served as Portfolio Manager for the Hard Assets Portfolio. Prior to that date, a different firm served as Portfolio Manager.

INTERNET TOLLKEEPER(SM) PORTFOLIO

                                                             PERIOD     PERIOD
                                                             ENDED       ENDED
                                                            12/31/02   12/31/01*
                                                            --------   ---------
Net asset value, beginning of period                          $        $   10.00
                                                            --------   ---------
LOSS FROM INVESTMENT OPERATIONS:

Net investment loss                                                        (0.06)
Net realized and unrealized loss on investments
   and foreign currencies                                                  (2.25)
                                                            --------   ---------
Total from investment operations                                           (2.31)
                                                            --------   ---------
Net asset value, end of period                                $        $    7.69
                                                            ========   =========
Total return                                                              (23.10)%++
                                                            ========   =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                          $        $   9,255
Ratio of operating expenses to average net assets                           1.85%+
Ratio of net investment loss to average net assets                         (1.69)%+
Portfolio turnover rate                                                       21%
                                                            --------   ---------

      *     The Internet Tollkeeper(SM) Portfolio commenced operations on May 1,
            2001.

      +     Annualized

      ++    Non-annualized

INVESTORS PORTFOLIO
                                                               YEAR         YEAR        PERIOD
                                                               ENDED        ENDED        ENDED
                                                              12/31/02     12/31/01     12/31/00*
                                                              --------     --------     ---------
Net asset value, beginning of period                         $            $   11.06     $  10.00
                                                             ---------     --------     ---------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                                          0.04         0.06
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                     (0.52)        1.33
                                                             ----------     --------     ---------
Total from investment operations                                              (0.48)        1.39
                                                             ----------     --------     ---------
LESS DISTRIBUTIONS:

Dividends from net investment income                                          (0.05)       (0.05)
Distributions from capital gains                                              (0.03)       (0.28)
                                                             ----------     --------     ---------
Total distributions                                                           (0.08)       (0.33)
                                                             ----------     --------     ---------

Net asset value, end of period                               $            $   10.50     $  11.06
                                                             ==========     ========     =========
Total return                                                                  (4.27)%      14.07%++
                                                             ==========     ========     =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                         $            $  95,347     $  27,440
Ratio of operating expenses to average net assets                              1.01%        1.00%+
Ratio of net investment income to average net assets                           0.78%        1.13%+
Portfolio turnover rate                                                          39%         118%
                                                             ----------     --------     ---------

      *     The Investors Portfolio commenced operations on February 1, 2000.

      +     Annualized

      ++    Non-annualized

LARGE CAP VALUE PORTFOLIO
                                                                YEAR         YEAR         PERIOD
                                                                ENDED        ENDED         ENDED
                                                               12/31/02     12/31/01      12/31/00*
                                                               --------     --------      ---------
Net asset value, beginning of period                           $            $   10.58     $   10.00
                                                               --------      --------     ---------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                            0.01          0.03
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                       (0.39)         0.65
                                                               --------      --------     ---------
Total from investment operations                                                (0.38)         0.68
                                                               --------      --------     ---------
LESS DISTRIBUTIONS:
Dividends from net investment income                                            (0.02)        (0.02)
Distributions from capital gains                                                (0.00)(1)     (0.08)
                                                               --------      --------     ---------
Total distributions                                                             (0.02)        (0.10)
                                                               --------      --------     ---------

Net asset value, end of period                                 $            $   10.18     $   10.58
                                                               ========      ========     =========
Total return                                                                    (3.62)%        6.81%++
                                                               ========      ========     =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                        $ 282,049     $  113,206
Ratio of operating expenses to average net assets                                1.01%         1.00%+
Ratio of net investment income to average net assets                             0.17%         0.60%+
Portfolio turnover rate                                                            29%           22%

      *     The Large Cap Value Portfolio commenced operations on February 1,
            2000.

      +     Annualized

      ++    Non-annualized

      1     Amount is less than 0.01.

MANAGED GLOBAL PORTFOLIO*
                                                               YEAR          YEAR         YEAR         YEAR         YEAR
                                                               ENDED         ENDED        ENDED        ENDED        ENDED
                                                             12/31/02      12/31/01     12/31/00     12/31/99     12/31/98
                                                             --------      --------     --------     --------     --------
Net asset value, beginning of year                           $            $   11.82    $   19.96    $   14.19     $  11.46
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:                    --------     ---------    ---------    ---------     --------
Net investment income/(loss)                                                   0.00(1)        --        (0.03)       (0.02)
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                     (1.41)       (3.13)        8.82         3.37
                                                             --------     ---------    ---------    ---------     --------
Total from investment operations                                              (1.41)       (3.13)        8.79         3.35
                                                             --------     ---------    ---------    ---------     --------
LESS DISTRIBUTIONS:

Dividends from net investment income                                          (0.01)       (0.02)          --        (0.05)
Dividends in excess of net investment income                                     --           --           --           --
Distributions from capital gains                                                 --        (4.99)       (3.02)       (0.57)
                                                             --------     ---------    ---------    ---------     --------
Total distributions                                                           (0.01)       (5.01)       (3.02)       (0.62)
                                                             --------     ---------    ---------    ---------     --------
Net asset value, end of year                                 $            $   10.40    $   11.82    $   19.96     $  14.19
                                                             ========     =========    =========    =========     ========
Total return                                                                 (11.91)%     (14.56)%      63.30%       29.31%
                                                             ========     =========    =========    =========     ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                         $255,251     $232,963     $184,486     $134,078
Ratio of operating expenses to average net assets                              1.26%        1.25%        1.25%        1.26%
Ratio of net investment income/(loss) to average
   net assets                                                                 (0.01)%       0.05%       (0.19)%      (0.17)%
Portfolio turnover rate                                                          30%         109%         168%         173%

      * Since February 1, 2000, Capital Guardian Trust Company has served as Portfolio Manager of the Portfolio. Prior to that date, different firms served as Portfolio Manager.

      1     Amount is less than 0.01.

REAL ESTATE PORTFOLIO*
                                                               YEAR          YEAR         YEAR         YEAR         YEAR
                                                               ENDED         ENDED        ENDED        ENDED        ENDED
                                                             12/31/02      12/31/01     12/31/00     12/31/99     12/31/98
Net asset value, beginning of year                           $            $   15.21    $   12.12    $   13.58     $  18.27
                                                             --------      --------     --------     --------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                          0.70         0.42         0.84         0.83
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                      0.53         3.33        (1.39)       (3.34)
                                                             --------      --------     --------     --------     --------
Total from investment operations                                               1.23         3.75        (0.55)       (2.51)
                                                             --------      --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income                                          (0.59)       (0.66)       (0.54)       (0.66)
Distributions from capital gains                                              (0.21)      --            (0.37)       (1.52)
                                                             --------      --------     --------     --------     --------
Total distributions                                                           (0.80)       (0.66)       (0.91)       (2.18)
                                                             --------      --------     --------     --------     --------

Net asset value, end of year                                 $            $   15.64    $   15.21    $   12.12     $  13.58
                                                             ========      ========     ========     ========     ========
Total return                                                                   8.14%       30.99%       (3.81)%     (13.45)%
                                                             ========      ========     ========     ========     ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of year (in 000's)                                         $130,643    $103,800$    56,906  $     69,911
Ratio of operating expenses to average net assets                              0.95%        0.95%        0.96%        0.99%
Ratio of net investment income to average net assets                           5.35%        5.60%        5.61%        5.26%
Portfolio turnover rate                                                          81%          69%          36%           29%

      * Since December 17, 2001, Van Kampen has served as Portfolio Manager for the Real Estate Portfolio. Prior to that date, different firms served as Portfolio Manager.

STRATEGIC EQUITY PORTFOLIO*
                                                               YEAR          YEAR         YEAR         YEAR        PERIOD
                                                               ENDED         ENDED        ENDED        ENDED        ENDED
                                                             12/31/02      12/31/01     12/31/00     12/31/99     12/31/98
                                                             --------      --------     --------     --------     --------
Net asset value, beginning of year                           $            $   16.72    $   19.95    $   12.82     $  13.63
                                                             --------      --------     --------     --------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                                  (0.08)       (0.02)       (0.03)        0.16
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                     (3.46)       (2.52)        7.24        (0.07)
                                                             --------      --------     --------     --------     --------
Total from investment operations                                              (3.54)       (2.54)        7.21         0.09
                                                             --------      --------     --------     --------     --------
LESS DISTRIBUTIONS:

Dividends from net investment income                                            --            --        (0.02)       (0.16)
Distributions from capital gains                                              (0.02)       (0.69)       (0.06)       (0.59)
Distributions in excess capital gains                                           --           --            --        (0.15)
                                                             --------      --------     --------     --------     --------
Total distributions                                                           (0.02)       (0.69)       (0.08)       (0.90)
                                                             --------      --------     --------     --------     --------
Net asset value, end of year                                 $            $   13.16    $   16.72    $   19.95     $  12.82
                                                             ========      ========     ========     ========     ========
Total return                                                                 (21.17)%     (12.45)%      56.24%        0.84%
                                                             ========      ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of year (in 000's)                                        $ 269,805     $374,614     $205,799     $  73,261
Ratio of operating expenses to average net assets                              0.95%        0.95%        0.96%        0.99%
Ratio of net investment income/(loss) to average
   net assets                                                                 (0.53)%      (0.19)%      (0.14)%       1.46%
Portfolio turnover rate                                                         200%         219%         176%         139%

    * Since March 1, 1999, A I M Capital Management, Inc. has served as Portfolio Manager for the Strategic Equity Portfolio. Prior to that date, a different firm served as Portfolio Manager.

VAN KAMPEN GROWTH AND INCOME PORTFOLIO (FORMERLY, RISING DIVIDENDS PORTFOLIO) *
                                                               YEAR          YEAR         YEAR         YEAR         YEAR
                                                               ENDED         ENDED        ENDED        ENDED        ENDED
                                                             12/31/02      12/31/01     12/31/00     12/31/99     12/31/98
                                                             --------     ---------    ---------    ---------    ---------
Net asset value, beginning of year                           $            $   23.53    $   24.84    $   22.01     $  20.04
                                                             --------     ---------    ---------    ---------    ---------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                          0.07         0.07         0.08         0.10
Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                     (2.89)       (0.62)        3.41         2.74
                                                             --------     ---------    ---------    ---------    ---------
Total from investment operations                                              (2.82)       (0.55)        3.49         2.84
                                                             --------     ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS:

Dividends from net investment income                                          (0.06)       (0.11)       (0.07)       (0.10)
Distributions from capital gains                                              (0.24)       (0.65)       (0.59)       (0.77)
                                                             --------     ---------    ---------    ---------    ---------
Total distributions                                                           (0.30)       (0.76)       (0.66)       (0.87)
                                                             --------     ---------    ---------    ---------    ---------
Net asset value, end of year                                 $            $   20.41    $   23.53    $   24.84     $  22.01
                                                             ========     =========    =========    =========    =========
Total return                                                                 (11.95)%      (2.11)%      15.88%       14.13%
                                                             ========     =========    =========    =========    =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                         $793,601      $941,024      $899,753   $574,843
Ratio of operating expenses to average net assets                              0.95%        0.95%        0.96%        0.98%
Ratio of net investment income to average net assets                           0.33%        0.30%        0.40%        0.72%
Portfolio turnover rate                                                          36%          37%          27%          34%

      * Since January 30, 2002, Van Kampen has served as the Portfolio Manager of the Portfolio. Prior to that date a different firm served as Portfolio Manager. Along with this change was a name change from the Rising Dividends Portfolio to the Van Kampen Growth and Income Portfolio and a change of investment strategy.

THE ADVISER           Directed Services, Inc. ("DSI"), a New York corporation,
                      is the adviser to the Trust. As of December 31, 2002, DSI managed over $____ billion in registered investment company assets. DSI is registered with the U.S. Securities and Exchange Commission ("SEC") as an investment adviser and a broker-dealer.

                      DSI, subject to the supervision of the Board of Trustees of the Trust, (the "Board"), acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, the Adviser delegates to Portfolio Managers the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement portfolio managers to the Board of the Trust. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace a non-affiliated Portfolio Manager for a Portfolio, as well as change the terms of a contract with a non-affiliated portfolio manager without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of the portfolio manager of a portfolio. In this event, the name of the portfolio and its investment strategies may also change.

                      DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a portfolio's assets and the purchase and sale of portfolio securities for one or more portfolios.

ADMINISTRATIVE        In addition to advisory services, DSI provides
SERVICES              administrative and other services necessary or the
                      ordinary operation of the Portfolios. DSI procures and pays for the services and information necessary to the proper conduct of the portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the portfolios offer their shares. DSI also ensures that the portfolios operate in compliance with applicable legal requirements and monitors the portfolio managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent
                      Trustees, and extraordinary expenses, such as litigation or indemnification expenses. The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the portfolio managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by the Manager.

                      The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the portfolio managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by the Manager.

                      DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services will provide the Portfolios with certain administrative services. The administrative services performed by ING Funds Services on behalf of DSI include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and monitoring the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios.

PORTFOLIO             DSI is the principal underwriter and distributor of each
DISTRIBUTION          Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania
                      19380.

                      DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

CLASS OF SHARES       The Trust offers three classes of shares of each Portfolio which are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only Class S shares are offered by this prospectus.

SERVICE FEES          The Trust has entered into a Shareholder Services
                      Agreement (the "Agreement") for the Class A and S shares of each portfolio of the Trust. The Agreement allows DSI, the Distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class A and S shares and their beneficial shareholders, including variable contract owners with interests in the portfolios. Services that may be provided under the Agreement include, among other things, providing information about the portfolios and delivering portfolio documents. Under the Agreement, each portfolio makes payments to DSI at an annual rate of up to 0.25% of the portfolio's average daily net assets attributable to its Class A and S shares.

                      Effective August 1, 2002, in connection with the implementation of the Multiple Class Plan, the management fee below of those Portfolios that commenced operations prior to May 1, 2002 was reduced by 0.25%, the same amount as the new service fee.

ADVISORY FEE          The Trust pays DSI a management fee, payable monthly,
                      based on the average daily net assets of a Portfolio (or the combined net assets of two or more portfolios).

                      MANAGEMENT FEE PAID IN 2002. The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                                                    FEE PAID TO ADVISER DURING 2002
                      PORTFOLIO                                (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                      AIM Capital Mid Cap                                      %
                      Alliance Mid Cap Growth                                  %
                      Capital Guardian Large Cap Value                         %
                      Capital Guardian Managed Global                          %
                      Capital Guardian Small Cap                               %
                      Developing World                                         %
                      FMR Diversified Mid-Cap                                  %
                      Goldman Sachs Internet Tollkeeper(SM)                    %
                      Hard Assets                                              %
                      Jennison Equity Opportunity                              %
                      Mercury Focus Value                                      %
                      Mercury Fundamental Growth                               %
                      Salomon Brothers All Cap                                 %
                      Salomon Brothers Investors                               %
                      T. Rowe Price Capital Appreciation                       %
                      T. Rowe Price Equity Income                              %
                      UBS U.S. Balanced                                        %
                      Van Kampen Equity Growth                                 %
                      Van Kampen Global Franchise                              %
                      Van Kampen Growth and Income                             %
                      Van Kampen Real Estate                                   %

                      * DSI had agreed to a voluntary fee waiver of 0.05% of assets in excess of $840 million with respect to the Van Kampen Growth and Income Portfolio through December 31, 2002.

                      DSI pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.

                                   SHARE PRICE

                      The net asset value (NAV) per share for each class of each Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Portfolios do not price shares, the NAV of a Portfolio that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

                      In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

                             TAXES AND DISTRIBUTIONS

                      The Trust pays net investment income, if any, on outstanding shares of each portfolio annually, except that net investment income of the Liquid Asset Portfolio is declared as a dividend daily and paid monthly and that the Limited Maturity Bond Portfolio may declare a dividend monthly or quarterly. Any net realized long-term capital gains for any portfolio will be declared and paid at least once annually. Net realized short-term gains may be declared and paid more frequently. Dividends and distributions made by any portfolio will automatically be reinvested in additional shares of that portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract) makes an election to receive distributions in cash. Dividends or distributions by a portfolio other than the Liquid Asset Portfolio will reduce the per share net asset value by the per share amount paid.

                      Each portfolio of the Trust intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the portfolios are generally not subject to federal income tax on its ordinary income and net realized capital gains that are distributed. It is each portfolio's intention to distribute all such income and gains.

                      Each portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a portfolio to the insurance company's separate accounts.

                      The foregoing is only a summary of some of the important federal income tax considerations generally affecting a portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

TO OBTAIN MORE INFORMATION

A Statement of Additional Information, dated May 1, 2003, has been filed with the Securities and Exchange Commission, and is made a part of this prospectus by reference.

Additional information about the GCG Trust's investments is available in the GCG Trust's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the GCG Trust's performance during its last fiscal year.

To obtain a free copy of these documents or to make inquiries about the portfolios, please write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066.

Information about the GCG Trust can be reviewed and copied at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the GCG Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102

THE GCG TRUST TRUSTEES

Paul S. Doherty

J. Michael Earley

R. Barbara Gitenstein

R. Glenn Hilliard

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

Blaine E. Rieke

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer

            ING [LOGO]

05/01/03                                                   SEC File No. 811-5629

ING INVESTORS TRUST
(FORMERLY THE GCG TRUST)

PROSPECTUS
MAY 1, 2003
CLASS A SHARES

                   MONEY MARKET FUND
                   ING Liquid Assets Portfolio

                   BOND FUNDS
                   ING Limited Maturity Bond Portfolio
                   ING PIMCO Core Bond Portfolio

                   BALANCED FUNDS
                   ING MFS Total Return Portfolio

                   STOCK FUNDS
                   ING Eagle Asset Value Equity Portfolio
                   ING Janus Growth and Income Portfolio
                   ING Janus Special Equity Portfolio
                   ING J.P. Morgan Fleming Small Cap Equity Portfolio ING Marsico Growth Portfolio
                   ING MFS Mid Cap Growth Portfolio
                   ING MFS Research Portfolio

                   INTERNATIONAL/GLOBAL
                   ING International Equity Portfolio
                   ING J.P. Morgan Fleming International Enhanced
                   EAFE Portfolio

NOT ALL FUNDS MAY BE AVAILABLE IN ALL
JURISDICTIONS, UNDER ALL VARIABLE
CONTRACTS OR UNDER ALL PLANS

                                                                      ING [LOGO]

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS

IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, WE REFER TO THE ING INVESTORS TRUST AS "THE TRUST," AND TO A PORTFOLIO OF THE TRUST INDIVIDUALLY AS A "PORTFOLIO" AND COLLECTIVELY AS THE "PORTFOLIOS."

                                                                           PAGE
INTRODUCTION
ING Investors Trust .....................................................
Investment Adviser ......................................................
Class of Shares
Investing through your Variable Contract
or Qualified Plan .......................................................
Why Reading this Prospectus is Important ................................

DESCRIPTION OF THE PORTFOLIOS
    ING Eagle Asset Value Equity ........................................
    ING International Equity
    ING Janus Growth and Income
    ING Janus Special Equity
    ING J.P. Morgan Fleming Int'l Enhanced EAFE
    ING J.P. Morgan Fleming Small Cap Equity
    ING Limited Maturity
    ING Liquid Assets
    ING Marsico Growth
    ING MFS Mid Cap Growth
    ING MFS Research
    ING MFS Total Return
    ING PIMCO Core Bond

PORTFOLIO FEES AND EXPENSES
SUMMARY OF PRINCIPAL RISKS

MORE INFORMATION
    A Word about Portfolio Diversity ....................................
    Additional Information about the
       Portfolios .......................................................
    Non-Fundamental Investments Strategies Policies .....................
    Temporary Defensive Positions ......................................
    Portfolio Turnover .................................................
    Independent Auditors ...............................................

FINANCIAL HIGHLIGHTS

OVERALL MANAGEMENT OF THE TRUST

THE ADVISER ............................................................

ADMINISTRATIVE SERVICES ................................................

DISTRIBUTION

CLASS OF SHARES
    Rule 12b-1 Distribution Fees .......................................
    Service Fees .......................................................

ADVISORY FEE ...........................................................

SHARE PRICE ............................................................

TAXES AND DISTRIBUTIONS ................................................

TO OBTAIN MORE INFORMATION .............................................    Back

ING INVESTORS TRUST TRUSTEES ...........................................    Back

AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

                                  INTRODUCTION

ING INVESTORS      ING Investors Trust, (the "Trust") is an open-end management
TRUST              investment company. The Trust consists of a group of mutual fund portfolios (referred to individually as a "Portfolio" and collectively, as the "Portfolios"). Not all of the Portfolios are offered in this prospectus.

INVESTMENT         Directed Services, Inc. ("DSI") is the investment adviser of
ADVISER            each Portfolio, and each Portfolio has a sub-adviser referred to herein as a "Portfolio Manager". DSI is a wholly-owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management.

CLASS OF SHARES    Pursuant to a multiple class plan (the "Plan"), each
                   Portfolio offers three classes of shares. This prospectus relates only to the Class A shares. For more information about Class A shares, please refer to the section of this prospectus entitled "Class A Shares."

INVESTING          Shares of the Portfolios of the Trust may be offered to
THROUGH YOUR       segregated asset accounts ("Separate Accounts") of insurance
VARIABLE           companies as investment options under variable annuity
CONTRACT OR        contracts and variable life insurance policies ("Variable
QUALIFIED PLAN     Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable
                   Contract and to certain investment advisers and their affiliates.

WHY READING        This prospectus explains the investment objective, risks and
THIS PROSPECTUS    strategy of each of the Portfolios of the Trust offered in
IS IMPORTANT       this prospectus. Reading the prospectus will help you to
                   decide whether a Portfolio is the right investment for you.
                   You should keep this prospectus for future reference.

ING EAGLE ASSET VALUE EQUITY PORTFOLIO (FORMERLY VALUE EQUITY PORTFOLIO)

PORTFOLIO
MANAGER            Eagle Asset Management, Inc. ("Eagle Asset")

INVESTMENT
OBJECTIVE          Capital appreciation.  Dividend income is a secondary
                   objective.

PRINCIPAL          The Portfolio normally invests at least 80% of its assets in
INVESTMENT         equity securities of domestic and foreign issuers that meet
STRATEGY           quantitative standards relating to financial soundness and high intrinsic value relative to price. The equity securities in which the Portfolio invests include, common stocks, securities convertible into common stocks, options on equities and rights and warrants. The principal strategies used to select the investments include:

                  (i) A two-step process to identify possible value opportunities:

                        - Screening the universe of equity securities for four key variables: low price-to-book ratios; low price-to-sales ratios; low price-to earnings ratios; and attractive relative price-to-earnings ratios

                        - Performing in-depth fundamental research on individual companies including their industry outlook and trends, strategy, management strength, and financial stability

                  (ii) Identifying stocks trading at a discount to their underlying intrinsic value and which fall into at least one of three basic categories:

                        - "Pure" value opportunities: stocks that appear attractive relative to the broader market

                        - "Relative" value opportunities: stocks that trade at a discount to the valuation parameters that the market has historically applied to them or their peer group

                        - "Event-driven" value opportunities: stocks whose underlying value may be recognized as a result of a realized or anticipated event

                   The Portfolio may invest up to 25% of its total assets in foreign issuers. The Portfolio may write covered put and call options and may purchase protective puts. It may also purchase uncovered puts and calls that expose up to 55 of the Portfolio's total assets, and may enter into financial futures contracts and options thereon and currency hedging transactions.

PRINCIPAL          The principal risks of investing in the Portfolio and the
RISKS              circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                Derivatives Risk
                             Foreign Investment Risk
                                  Manager Risk
                             Market and Company Risk
                              Value Investing Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                       ING EAGLE ASSET VALUE EQUITY -- ANNUAL TOTAL RETURN*

                                   [ANNUAL TOTAL RETURN CHART]

                                   YEAR                 RETURN
                                   1995                 35.21
                                   1996                 10.62
                                   1997                 27.28
                                   1998                  1.55
                                   1999                  0.51
                                   2000                  8.77
                                   2001                 -4.43
                                   2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index and the Russell 1000 Value Index. The Standard & Poor's 500 Index is an unmanaged index comprised of 500 U.S. stocks. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

                          AVERAGE ANNUAL TOTAL RETURN

                                                    1 YEAR   5 YEAR    1/3/95
                                                                     (INCEPTION)
                  Class S Shares*.................     %        %          %
                  Standard & Poor's 500 Index.....     %        %          %(1)
                  Russell 1000 Value Index........     %        %          %(1)

                                BEST QUARTER

                      Quarter Ended
                      ............... %

                                WORST QUARTER

                      Quarter Ended
                      ................%

                  * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                  (1) Index return is for the period beginning January 1, 1995.

MORE ON THE       Eagle Asset has managed the Portfolio since its inception.
PORTFOLIO         Eagle Asset is in the business of managing institutional
MANAGER           client accounts and individual accounts on a discretionary basis. Eagle Asset is a subsidiary of Raymond James Financial, Inc., a publicly traded company whose shares are listed on the New York Stock Exchange. As of December 31, 2002, Eagle Asset had approximately $ 5.7 billion in client assets under management. The address of Eagle Asset is 880 Carillon
                  Parkway, St. Petersburg, Florida 33716.

                  The following person at Eagle Asset is primarily responsible for the day-to-day investment decisions of the Portfolio:

                  NAME                   POSITION AND RECENT BUSINESS EXPERIENCE

                  Edmund Cowart          Managing Director and Portfolio Manager

                                         Mr. Cowart assumed responsibility for
                                         the day-to-day investment decisions of
                                         the Value Equity Portfolio on August 1,
                                         1999. Prior to that, he served as
                                         Managing Director for a major
                                         investment advisor since 1990. He has
                                         over 20 years of investment experience
                                         and is a Chartered Financial Analyst.

ING INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO
MANAGER           ING Investments, LLC ("ING Investments")

INVESTMENT
OBJECTIVE         Long-term growth of capital

PRINCIPAL
INVESTMENT        Under normal conditions, the Portfolio invests at least 80% of its net assets and borrowings for investment purposes in equity securities of issuers located in countries outside of the United States. The term equity securities may include common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Portfolio
                  Manager believes they present attractive investment opportunities. The Portfolio also may invest up to 20% of its assets in securities of U.S. issuers, including investment-grade debt securities.

                  The Portfolio Manager primarily uses "bottom-up" fundamental analysis to identify stocks that it believes offer good value relative to their peers in the same industry, sector or region. The Portfolio Manager also uses "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Portfolio Manager focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, and quality of management and financial measures, especially cash flow and the cash flow return on capital.

                  The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small- and medium-sized companies.

                  The Portfolio Manager will invest at least 65% of the Portfolio in assets of companies which, based upon a fundamental analysis of a company's earning prospects, it believes will experience faster earnings per share growth than that of other companies located in one or more of the same market, sector, or industry.

                  The Portfolio may also invest in debt securities and in derivatives, including options and futures contracts, options on futures and forward contract. The Portfolio may also engage in forward foreign currency contracts, and interest rate futures contracts.

                  The Portfolio may also lend up to 33 1/3% of its total assets.

                  When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL         Any investment involves the possibility that you will lose
RISKS             money or not make money. An investment in the Portfolio is subject to the following principal risks:

                                         Call Risk
                                   Debt Securities Risk
                                     Derivatives Risk
                                   Emerging Market Risk
                                  Foreign Investment Risk
                                    Interest Rate Risk
                                      Liquidity Risk
                                       Manager Risk
                                  Market and Company Risk
                                    Market Trends Risk
                                       Maturity Risk
                                   Mid-Cap Company Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                        ING INTERNATIONAL EQUITY -- ANNUAL TOTAL RETURN*

                                   YEAR                 RETURN
                                   2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST INDEX (MSCI EAFE INDEX). The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the Index.

                          AVERAGE ANNUAL TOTAL RETURN

                                                            1 YEAR    12/17/01
                                                                     (INCEPTION)
                  Class S Shares*.........................     %            %
                     MSCI EAFE Index......................     %            %(1)


                                BEST QUARTER

                      Quarter Ended
                      ............... %

                                WORST QUARTER

                      Quarter Ended
                      ................%

                  * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                  (1) Index return is for the period beginning December 1, 2001.

MORE ON THE       ("ING Investments") serves as the Portfolio Manager to the
PORTFOLIO         Portfolio. ING Investments also serves as an investment
MANAGER           adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.


                  ING Investments is a registered investment adviser with the SEC. ING Investments is an indirect wholly owned subsidiary of ING Groep, N.V., As of December 31, 2002, ING managed over $____ billion in assets. The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Investments is affiliated with DSI through their common ownership by ING Groep, N.V.

                  The following persons at ING Investments are primarily responsible for the day-to-day investment decisions of the
                  Portfolio:

                  NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
                  ----                   ---------------------------------------
                  Richard T. Saler       Senior Vice President and Director of
                                         International

                                         Equity Investment Strategy of ING
                                         Investments. From 1986 until July 2000,
                                         Mr. Saler was Senior Vice President and
                                         Director of International Equity
                                         Strategy at Lexington Management
                                         Corporation ("Lexington"), which was
                                         acquired by ING Investments' parent
                                         company in July 2000.

                  Phillip A. Schwartz    Senior Vice President and Director of
                                         International

                                         Equity Investment Strategy of ING
                                         Investments. Prior to joining ING
                                         Investments in July 2000, Mr. Schwartz
                                         was Senior Vice President and Director
                                         of International Equity Investment
                                         Strategy at Lexington, which was
                                         acquired by ING Investments' parent
                                         company in July 2000. Prior to 1993,
                                         Mr. Schwartz was a Vice President of
                                         European Research Sales with Cheuvreux
                                         de Virieu in Paris and New York.

ING JANUS GROWTH AND INCOME PORTFOLIO (FORMERLY JANUS GROWTH AND INCOME
PORTFOLIO)

PORTFOLIO
MANAGER           Janus Capital Management LLC ("Janus Capital")

INVESTMENT
OBJECTIVE         Long-term capital growth and current income

PRINCIPAL         The Portfolio normally emphasizes investments in common
INVESTMENT        stocks. It will normally invest up to 75% of its assets in
STRATEGY          equity securities selected primarily for their growth
                  potential, and at least 25% of its assets in securities the Portfolio Manager believes have income potential. Because of this investment strategy, the Portfolio is not designed for investors who need consistent income.

                  The Portfolio Manager applies a "bottom up" approach in choosing investments. In other words, the Portfolio Manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Portfolio Manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. The Portfolio emphasizes aggressive growth stocks and may derive a significant portion of its income from dividend-paying common stocks. Because of these factors, the Portfolio's net asset value may fluctuate more than other equity funds.

                  The Portfolio Manager may shift assets between the growth and income components of the Portfolio based on the Portfolio Manager's analysis of relevant market, financial and economic conditions. If the Portfolio Manager believes that growth securities will provide better returns than the yields available or expected on income-producing securities, the Portfolio Manager may place a greater emphasis on the growth component.

                  The growth component of the Portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential.

                  The income component of the Portfolio is expected to consist of securities that the Portfolio Manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Portfolio if they currently pay dividends or the Portfolio Manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

                  The Portfolio may also invest in:

                  -     debt securities

                  - foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets) (without limit)

                  -     high-yield bonds (up to 35%) of any quality

                  -     index/structured securities

                  - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

                  - securities purchased on a when-issued, delayed delivery or forward commitment basis

                  -     illiquid investments (up to 15%)

                  -     special situation companies

                  - from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors

                  CASH AND CASH EQUIVALENTS. When the Portfolio Manager believes that market conditions are unfavorable for profitable investing or when it is otherwise unable to locate attractive investment opportunities for the Portfolio, the Portfolio's cash or similar investments may increase. The Portfolio Manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

                  PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                             Call Risk
                                    Convertible Securities risk
                                            Credit Risk
                                       Debt Securities risk
                                          Derivative Risk
                           Foreign Investment Risk Growth Investing risk
                                       High-Yield Bond Risk
                                            Income Risk

                                        Interest Rate Risk
                                          Liquidity risk
                                           Manager Risk
                                      Market and Company Risk
                                           Maturity Risk
                                            Sector Risk
                                        Small Company Risk
                                      Special Situations Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                       ING JANUS GROWTH AND INCOME -- ANNUAL TOTAL RETURN*

                                   YEAR                 RETURN
                                   2001                 -9.51
                                   2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged index comprised of 500 U.S. stocks.

                          AVERAGE ANNUAL TOTAL RETURN

                                                            1 YEAR     10/2/00
                                                                     (INCEPTION)

                  Class S Shares*........................       %          %
                  Standard & Poor's 500 Index............       %          %(1)

                                BEST QUARTER

                      Quarter Ended
                      ............... %

                                WORST QUARTER

                      Quarter Ended
                      ................%

                  * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                  (1) Index return is for the period beginning October 1, 2000.

MORE ON THE       Janus Capital and its predecessor firm have managed the
PORTFOLIO         Portfolio since its inception. Janis Capital has been an
MANAGER           investment adviser since 1969, and provides advisory services to managed accounts and investment companies. As of December
                  31, 2002, Janus Capital managed approximately $ 137 billion in assets. The address of Janus Capital is 100 Fillmore Street,
                  Denver, Colorado 80206.

                  Janus Capital is a majority owned subsidiary of Janus Capital Group Inc. ("JCG") and owns approximately 92% of the outstanding member interests of Janus Capital. JCG is a publicly traded holding company with principal operations in financial asset management businesses.

                  The following person at Janus Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:

                  NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
                  ----                   ---------------------------------------
                  David J. Corkins       Executive Vice President and Portfolio
                                         Manager of the Portfolio since its
                                         inception.

                                         Mr. Corkins joined Janus Capital in
                                         1995 as a research analyst specializing
                                         in domestic financial services
                                         companies and a variety of foreign
                                         industries. Mr. Corkins holds a
                                         Bachelor of Arts degree in English and
                                         Russian from Dartmouth and he received
                                         his Master's degree in Business
                                         Administration from Columbia University
                                         in 1993.

ING JANUS SPECIAL EQUITY PORTFOLIO (FORMERLY SPECIAL SITUATIONS PORTFOLIO)

PORTFOLIO
MANAGER           Janus Capital Management LLC ("Janus Capital)

INVESTMENT
OBJECTIVE         Capital appreciation


PRINCIPAL         The Portfolio invests, under normal circumstances, at least
INVESTMENT        80% of its net assets (plus borrowings for investment
STRATEGY          purposes) in equity securities with the potential for long-
                  term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

                  The Portfolio Manager applies a "bottom up" approach in choosing investments. In other words, the Portfolio Manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Portfolio Manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Portfolio Manager chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

                  The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

                  The Portfolio may also invest in debt securities, foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

                  CASH AND CASH EQUIVALENTS. When the Portfolio Manager believes that market conditions are unfavorable for profitable investing or when it is otherwise unable to locate attractive investment opportunities for the Portfolio, the Portfolio's cash or similar investments may increase. The Portfolio Manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds. Cash equivalent investments may include a money market fund managed by the Portfolio Manager.

                  PORTFOLIO TURNOVER . The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                     Debt Securities Risk
                                       Derivative Risk
                                     Diversification Risk
                                   Foreign Investment Risk
                                      Interest Rate Risk
                                        Liquidity Risk
                                         Manager risk
                                   Market and Company Risk
                                        Maturity Risk
                                         Sector Risk
                                      Small Company Risk
                                   Special Situations Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                    ING JANUS SPECIAL EQUITY -- ANNUAL TOTAL RETURN*

                                   YEAR                 RETURN
                                   2001                 -5.03
                                   2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged index comprised of 500 U.S. stocks.

                           AVERAGE ANNUAL TOTAL RETURN

                                                            1 YEAR    10/2/00
                                                                     (INCEPTION)
                  Class S Shares*.........................     %            %
                  Standard & Poor's 500 Index.............     %            %(1)


                                BEST QUARTER

                      Quarter Ended
                      ............... %

                                WORST QUARTER

                      Quarter Ended
                      ................%

                  * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                  (1) Index return is for the period beginning October 1, 2000.

MORE ON THE       Janus Capital Management LLC and its predecessor firm ("Janus
PORTFOLIO         Capital") have managed the Portfolio since its inception.
MANAGER           Janus Capital has been an investment adviser since 1970, and provides advisory services to managed accounts and investment companies. As of December 31, 2002, Janus Capital managed approximately $ 137 billion in assets. The address of Janus
                  Capital is 100 Fillmore Street, Denver, Colorado 80206.

                  Janus Capital is a majority owned subsidiary of Janus Capital Group Inc. ("JCG") and owns approximately 92% of the outstanding member interests of Janus Capital. JCG is a publicly traded holding company with principal operations in financial asset management businesses.

                  The following person at Janus Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:

                  NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
                  ----                   ---------------------------------------
                  David C. Decker        Executive Vice President and Portfolio
                                         Manager of the Portfolio since its
                                         inception.

                                         Mr. Decker joined Janus Capital in 1992
                                         and has managed various other mutual
                                         funds and private accounts since that
                                         time. Mr. Decker holds a Master's of
                                         Business Administration degree in
                                         Finance from the Fuqua School of
                                         Business at Duke University and a
                                         Bachelor of Arts degree in Economics
                                         and Political Science from Tufts
                                         University. Mr. Decker has earned the
                                         right to use the Chartered Financial
                                         Analyst designation.

ING J.P. MORGAN FLEMING INTERNATIONAL ENHANCED EAFE PORTFOLIO (FORMERLY INTERNATIONAL ENHANCED EAFE PORTFOLIO

PORTFOLIO
MANAGER           J.P. Morgan Fleming Asset Management (London) Limited ("J.P.
                  Morgan (London))

INVESTMENT
OBJECTIVE         Total return from long-term capital growth and income

PRINCIPAL         Under normal conditions, the Portfolio will invest at least
INVESTMENT        80% of its total assets in a broad portfolio of equity
STRATEGY          securities of established foreign companies of various sizes, including foreign subsidiaries of U.S. companies, based in countries that are represented in the Morgan Stanley Capital
                  International, Europe, Australia and Far East Index (the "EAFE
                  Index"). The EAFE Index is a widely recognized benchmark of the stock markets of the world's developed nations other than the United States. Equity securities include common stocks, preferred stocks, securities that are convertible into common stocks and warrants to purchase common stocks. These investments may take the form of depositary receipts.


                  The Portfolio Manager's investment process emphasizes stock selection as the primary source of returns. Although the security selection process varies across different regions, the overall process has several common themes. These may be summarized as: an emphasis on `bottom-up' security selection driven by fundamental research and analysis and extensive direct contact with company management. The Portfolio Manager completes the process using disciplined portfolio construction and formal risk control techniques to build a portfolio that reflects its stock selection ideas, while also seeking to manage risk relative to the EAFE Index.

                  The Portfolio Manager will seek to diversify the Portfolio by investing in at least three issuers in several countries other than the United States. However, the Portfolio may invest a substantial part of its assets in just one country.

                  The Portfolio intends to invest in companies (or governments) in the following countries or regions: the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, the Netherlands, France, Switzerland, Italy, Scandinavia and Spain), Australia, Canada and other countries or areas that the Portfolio Manager may select from time to time. However, the Portfolio may also invest in companies or governments in developing countries.

                  The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio Manager may adjust the Portfolio's exposure to each currency based on its view of the markets and issuers. The Portfolio Manager will decide how much to invest in the securities of a particular country or currency by evaluating the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. It may increase or decrease the emphasis on a type of security, industry, country or currency, based on its analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rate trends. The Portfolio may purchase securities denominated in a currency other than the country in which the company is located.

                  Although the Portfolio invests primarily in equities of companies based in countries that are represented in the EAFE Index, it may also invest up to 20% of its assets in other types of securities including the following:

                  -     Companies or governments in developing countries

                  - Investment grade debt securities. Investment-grade means a rating of Baa or higher by Moody's Investors Service, Inc. ("Moody's"), BBB or higher by Standard & Poor's Corporation ("S&P") or the equivalent by another national rating organization or unrated securities of comparable quality

                  - Debt securities denominated in currencies other than U.S. dollar or issued by a single foreign government or international organization, such as the World Bank

                  - High-quality money market instruments and repurchase agreements

                  To temporarily defend its assets, the Portfolio may invest any amount of its assets in high-quality money market instruments and repurchase agreements.

                  Where capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries.

                  The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or currency exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income, gain or currency exposure.

                  The Portfolio is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified portfolio would.

                  The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                               Closed-End Investment Company risk
                          Convertible and Fixed Income Securities Risk
                                         Currency Risk
                                      Debt Securities Risk
                                    Defensive Investing Risk
                                      Diversification Risk
                                        Derivative Risk
                                      Emerging Market Risk
                                    Foreign Investment Risk
                                       Interest Rate Risk
                                          Manager risk
                                    Market and Company Risk
                                         Maturity Risk
                                       Small Company Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE      The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. Performance information is only shown for portfolios that have had a full calendar year of operations. The International Enhanced EAFE Portfolio commenced operations on May 1, 2002. Since the Portfolio has not had a full calendar year of operations, annual performance information has not been provided.

MORE ON THE       J.P. Morgan (London) has been the Portfolio Manager to the
inception         Portfolio since its J.P. Morgan (London) is a wholly-owned
PORTFOLIO         subsidiary of J.P. Morgan Chase & Co. and makes the day-to-day
MANAGER           investment decisions for the Portfolio. J.P. Morgan (London)
                  is located at 20 Finsbury Street, London EC2Y9AQ. As of
                  December 31, 2002, JP Morgan London and its affiliates had $
                  515 billion in assets under management.

                  The following persons at J.P. Morgan (London) are primarily responsible for the day-to-day investment decisions of the
                  Portfolio:

                  NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
                  ----                   ---------------------------------------
                  Peter Harrison         Managing Director at JP. Morgan
                                         (London); Head of the Global Portfolios
                                         Group.

                                         Mr. Harrison has worked at J.P. Morgan
                                         (London) since 1996 in a number of
                                         portfolio management roles.

                  James Fisher           Managing Director at J.P. Morgan
                                         (London); Portfolio Manager of EAFE
                                         funds.

                                         Mr. Fisher has worked at J.P. Morgan
                                         (London) and its predecessor companies
                                         since 1985 in numerous investment
                                         roles.

                  Tim Leask              Mr. Leask is Vice President and client
                                         portfolio manager in the Global
                                         Portfolios Group. An employee of J.P.
                                         Morgan and its predecessor companies
                                         since January 1997, Mr. Leask was a
                                         client portfolio manager in the Global
                                         Emerging Markets Portfolio Group and a
                                         Managing Director of Fleming Ans, a
                                         Merchant Bank, the Fleming Group's
                                         joint venture in Trinidad prior to his
                                         present position.

ING J.P. MORGAN FLEMING SMALL CAP EQUITY PORTFOLIO (FORMERLY J.P. MORGAN FLEMING SMALL CAP EQUITY PORTFOLIO)

PORTFOLIO
MANAGER           J.P. Morgan Fleming Asset Management (USA) Inc. (JP Morgan
                  Fleming (USA))

INVESTMENT
OBJECTIVE         Capital growth over the long term

PRINCIPAL         Under normal market conditions, the Portfolio invests at least
INVESTMENT        80% of its total assets in equity securities of small-cap
STRATEGY          companies. Small-cap companies are companies with market
                  capitalization equal to those within a universe of S&P
                  SmallCap 600 Index stocks. Market capitalization is the total market value of a company's shares.

                  The Portfolio focuses on companies with high quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital available for financing future growth without borrowing extensively from outside sources.

                  The Portfolio Manager uses a disciplined stock selection process, which focuses on identifying attractively valued companies with positive business fundamentals. The Portfolio combines growth and value investing.

                  The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

                  Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

                  The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

                  The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.

                  The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

                  The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                   Convertible Securities Risk
                                     Defensive Investing Risk
                                         Derivative Risk
                                     Foreign Investment Risk
                                           Growth Risk
                                           Manager Risk
                                     Market and Company Risk
                                       Mid-Cap Company Risk
                                            REIT Risk
                                        Small Company Risk
                                            Value Risk
                                       Diversification Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance.
                  Performance information is only shown for portfolios that have had a full calendar year of operations. Since the Portfolio has not had a full calendar year of operations, annual performance information has not been provided.

MORE ON THE       JPMFAM (USA) serves as the portfolio manager to the Portfolio.
PORTFOLIO         JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase
MANAGER           & Co., a bank holding company. JPMFAM (USA) also provides
                  discretionary investment services to institutional clients and is located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2002, JPMFAM (USA) and its affiliates had approximately $515 billion in assets under management.

                  The following person at JPMFAM (USA) is primarily responsible for the day-to-day investment decisions of the Portfolio:

                  NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
                  ----                   ---------------------------------------
                  Juliet Ellis           Managing Director and Senior Portfolio
                                         Manager

                                         Ms. Ellis has worked at JPMFAM (USA)
                                         since 1987 as an analyst and portfolio
                                         manager.

                  Hal Clark              Mr. Clark is a Vice President and
                                         Portfolio Manager at JPMFAM (USA). An
                                         employee since 1999, Mr. Clark is
                                         responsible for client communications
                                         and portfolio analysis. From 2000 to
                                         2001, he was a large-cap Analyst
                                         covering the healthcare, software, and
                                         consumer sectors. Prior to this, Mr.
                                         Clark was an investment banking
                                         associate (1999) and an investment
                                         banking MBA intern (1998).

ING LIMITED MATURITY BOND PORTFOLIO (FORMERLY LIMITED MATURITY BOND PORTFOLIO)

PORTFOLIO
MANAGER           ING Investment Management LLC ("ING Investment Management")

INVESTMENT
OBJECTIVE         Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

PRINCIPAL         The Portfolio seeks to achieve its investment objective by
INVESTMENT        investing under normal circumstances at least 80% of its net
STRATEGY          assets (plus borrowing for investment purposes) in a
                  diversified portfolio of bonds that are primarily limited maturity debt securities. These short-to intermediate-term debt securities have remaining PRINCIPAL maturities of seven years or less. The dollar-weighted average maturity of the Portfolio INVESTMENT generally will not exceed five years and in periods of rising interest rates may be shortened to one
                  STRATEGY year or less.

                  The Portfolio Manager utilizes the following decision making process to achieve the Portfolio's objectives:

                  - ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark.

                  - YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates.

                  - SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Portfolio Manager may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.).

                  - SECURITY SELECTION. The Portfolio Manager emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.

                  The Portfolio invests in non-government securities only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Portfolio Manager determines at the time of investment that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined to be of comparable quality by the Portfolio Manager. For a description of bond ratings, please refer to the Statement of Additional Information.

                  Various instruments are eligible for investment, including, corporate securities, mortgage-backed securities, asset-backed securities, variable and floating rate securities, debt securities with special features such as puts, or maturity extension arrangements, U.S. treasury securities and U.S. government agency securities, money market securities such as commercial paper, certificates of deposit and bankers' acceptances, repurchase agreements and reverse repurchase agreements, U.S. dollar-denominated foreign securities, shares of other investment companies, futures contracts, options and options on futures contracts, which could be used for hedging the risk of interest rate changes, sovereign debt, (up to 10% of total assets) supernational organizations and real estate investment trusts (REITs).

                  In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

                  The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes. The portfolio may also lend its securities.

                  When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

                  The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any non-money market fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstance that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy that the sub-adviser uses may fail to produce the intended results.
                  Your investment in the Portfolio is subject to the following principal risks:

                               Active or Frequent Trading Risk
                                         Call Risk
                                     Debt Securities Risk
                                       Derivatives Risk
                                   Foreign Investment Risk
                                         Income Risk
                                      Interest Rate Risk
                                         Manager Risk
                                        Mortgage Risk
                                          REIT Risk
                                         Sector Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                     ING LIMITED MATURITY BOND -- ANNUAL TOTAL RETURN *1)

                                    [ANNUAL TOTAL RETURN CHART]

                                   YEAR                 RETURN
                                   1993                  6.20
                                   1994                 -1.19
                                   1995                 11.72
                                   1996                  4.32
                                   1997                  6.67
                                   1998                  6.86
                                   1999                  1.13
                                   2000                  7.73
                                   2001                  8.84
                                   2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Lehman Brothers 1-5 Year U.S. Government Credit Bond Index. The Lehman Brothers 1-5 Year U.S. Government/Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one to five years.

                                    AVERAGE ANNUAL TOTAL RETURN(1)

                                               1 YEAR    5 YEAR     10 YEAR
                  Class S Shares*............     %         %          %
                  Lehman Brothers 1-5 Year
                    U.S. Government/Credit
                  Bond Index.................     %         %          %

                                BEST QUARTER

                      Quarter Ended
                      ..............  %

                                WORST QUARTER

                      Quarter Ended
                      ..............  %

                  * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                  (1) ING Investment Management LLC has managed the Portfolio since January 2, 1998. Performance prior to January 2, 1998 is attributable to different portfolio managers.

MORE ON THE       ING Investment Management (or investment advisers acquired by
PORTFOLIO         ING Investment Management) has managed the Portfolio since
MANAGER           August 13, 1996. ING Investment Management is engaged in the business of providing investment advice to affiliated insurance and investment companies and institutional clients, which, as of December 31, 2002, were valued at approximately
                  $73.5 billion. ING Investment Management is a subsidiary of ING Groep N.V. and is under common control with Directed
                  Services, Inc. The address of ING Investment Management is
                  5780 Powers Ferry Road, N. W., Suite 300, Atlanta, Georgia
                  30327.

                  The Portfolio is managed by a team of four investment professionals led by Mr. James B. Kauffman. Mr. Kauffman has been employed by ING Investment Management since 1996 and has over 16 years of investment experience.

ING LIQUID ASSETS PORTFOLIO (FORMERLY LIQUID ASSET PORTFOLIO)

PORTFOLIO
MANAGER           ING Investment Management LLC ("ING Investments")

INVESTMENT
OBJECTIVE         High level of current income consistent with the preservation of capital and liquidity

PRINCIPAL         The Portfolio Manager strives to maintain a stable $1 per
INVESTMENT        share net asset value and its investment strategy focuses on
STRATEGY          safety of principal, liquidity and yield, in order of
                  importance, to achieve this goal. The Portfolio Manager implements its strategy through a four-step investment process also designed to ensure adherence to regulatory requirements.

                  Step One:   The Portfolio Manager actively maintains a formal
                              approved list of high quality companies

                  Step Two:   Securities of approved list issuers that meet
                              maturity guidelines and are rated in one of the two highest ratings categories (or determined to be of comparable quality by the Portfolio Manager) are eligible for investment

                  Step Three: Eligible securities are reviewed to ensure that an investment in such securities would not cause the Portfolio to exceed its diversification limits

                  Step Four:  The Portfolio Manager makes yield curve
                              positioning decisions based on liquidity requirements, yield curve analysis and market expectations of future interest rates

                  Money market funds are highly regulated by Rule 2a-7 under the Investment Company Act of 1940, which sets forth specific maturity, quality and diversification guidelines. The Portfolio must adhere to procedures adopted by the Board of Trustees pursuant to Rule 2a-7 and to Rule 2a-7 itself. Some of these limitations include:

                  - QUALITY. At least 95% of the Portfolio's investments must be rated in the highest short-term ratings category (or determined to be of comparable quality by the Portfolio Manager) and the Portfolio Manager must make an independent determination that each investment represents minimal credit risk to the Portfolio.

                  - MATURITY. The average maturity of the Portfolio's securities may not exceed 90 days and the maturity of any individual security may not exceed 397 days.

                  - DIVERSIFICATION. At the time of purchase, no more than 5% of total assets may be invested in the securities of a single issuer. In addition, no more than 10% of total assets may be subject to demand features or guarantees from a single institution. The 10% demand feature and guarantee restriction is applicable to 75% of total assets subject to certain exceptions.

                  The Portfolio may invest in U.S. dollar-denominated money market instruments including:

                  -     U.S. Treasury and U.S. government agency securities

                  -     fully collateralized repurchase agreements

                  - bank obligations, including certificates of deposit, time deposits, and bankers' acceptances

                  -     commercial paper

                  -     asset-backed securities

                  - variable or floating rate securities, including variable rate demand obligations

                  - short-term corporate debt securities other than commercial paper

                  -     U.S. dollar-denominated foreign securities

                  -     shares of other investment companies (not to exceed 10%)

                  -     credit-linked notes

                  Some of the securities purchased may be considered illiquid and thus subject to a restriction of 10% of total assets.

                  The Portfolio may lend up to 33 1/3% of its total assets. The Portfolio may also borrow up to 10% of its net assets (up to 25% to meet redemptions).

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio
                  Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                           Credit Risk
                                           Income Risk
                                        Interest Rate Risk
                                           Manager Risk

                  AN INVESTMENT IN THE LIQUID ASSET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO, AND THE PORTFOLIO MANAGER CANNOT ASSURE YOU THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                            ING LIQUID ASSET -- ANNUAL TOTAL RETURN*(1)

                                    [ANNUAL TOTAL RETURN CHART]

                                   YEAR                 RETURN
                                   1993                  2.64
                                   1994                  3.70
                                   1995                  5.51
                                   1996                  5.01
                                   1997                  5.07
                                   1998                  5.05
                                   1999                  4.74
                                   2000                  6.05
                                   2001                  3.85
                                   2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Merrill Lynch 3-Month U.S. Treasury Bill Index. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an index comprised of U.S. Treasury Bills with initial maturities of three months.

                                  AVERAGE ANNUAL TOTAL RETURN(1)

                                               1 YEAR    5 YEAR     10 YEAR
                  Class S Shares*............      %         %          %
                  Merrill Lynch 3-Month
                   U.S. Treasury Bill
                   Index.....................      %         %          %

                                BEST QUARTER

                      Quarter Ended
                      2.19............... %

                                WORST QUARTER

                      Quarter Ended
                      0.58................%


                  * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                  (1) ING Investment Management LLC has managed the Portfolio since January 2, 1998. Performance prior to January 2, 1998 is attributable to different portfolio managers.

                  The Portfolio's 7-day yield as of December 31, 2002 was ____. Call toll free 1-800-366-0066 for the Portfolio's current 7-day yield.

MORE ON THE       ING Investments (or investment advisers acquired by ING
PORTFOLIO         Investment Management ) has managed the Portfolio since
MANAGER           August, 1996. ING Investment Management is engaged in the
                  business of providing investment advice to affiliated insurance and investment companies and institutional clients , which, as of December 31, 2002, were valued at approximately $
                  73.5 billion. The address of ING Investment Management is 5780
                  Powers Ferry Road, N. W., Suite 300, Atlanta, Georgia 30327.
                  ING Investment Management is a subsidiary of ING Groep N.V.
                  and is affiliated with Directed Services, Inc.

                  The Portfolio is managed by a team of four investment professionals led by Ms. Jennifer J. Thompson, CFA. Ms. Thompson has been employed by ING Investment as a portfolio manager since 1998. From 1992 to 1998, Ms. Thompson was employed as an analyst at Fidelity Investments.

ING MARSICO  GROWTH  PORTFOLIO (FORMERLY MARSICO GROWTH PORTFOLIO)

PORTFOLIO
MANAGER           Marsico Capital Management, LLC ("Marsico")

INVESTMENT
OBJECTIVE         Capital appreciation

PRINCIPAL         The Portfolio invests primarily in equity securities selected
INVESTMENT        for their growth potential. The Portfolio may invest in
STRATEGY          companies of any size, from larger, well-established companies to smaller, emerging growth companies.

                  Marsico's investment approach generally combines "top-down" analysis of economic and social trends with "bottom-up" stock selection. Top-down analysis takes into consideration macro-economic factors such as interest rates, inflation, the regulatory environment and the global competitive landscape, as well as the most attractive global investment opportunities, industry consolidation, and other economic and social trends. Bottom-up analysis emphasizes investments in well-known, high quality companies with specific expertise or dominance, franchise durability and pricing power, solid fundamentals such as strong balance sheets, strong management, and reasonable valuations in light of projected growth rates.

                  If the Portfolio Manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments. The Portfolio may also invest in:

                  - foreign securities (including in emerging or developing markets)

                  -     forward foreign currency contracts, futures and options

                  -     debt securities

                  -     high-yield bonds (up to 35%) of any quality

                  - from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors

                  When the Portfolio Manager believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual--they represent the assets that remain after the Portfolio Manager has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Portfolio Manager considers it advantageous to purchase or sell securities. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                    Active or Frequent Trading Risk
                                          Debt Securities Risk
                                            Derivatives Risk
                                        Foreign Investment Risk
                                         Growth Investing Risk
                                          High-Yield Bond Risk
                                              Manager Risk
                                        Market and Company Risk
                                              Sector Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                           ING MARSICO GROWTH -- ANNUAL TOTAL RETURN*(1)

                                    [ANNUAL TOTAL RETURN CHART]

                                   YEAR                 RETURN
                                   1999                 78.13
                                   2000                -21.99
                                   2001                -30.23
                                   2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks.

                                     AVERAGE ANNUAL TOTAL RETURN(1)

                                                            1 YEAR    8/14/98
                                                                     (INCEPTION)
                  Class S Shares*......................        %          %
                  Standard & Poor's 500 Index..........        %          %(2)

                                BEST QUARTER

                      Quarter Ended
                      ............... %

                                WORST QUARTER

                      Quarter Ended
                      ................%


                  * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                  (1) Marsico has managed the Portfolio since December 13, 2002. Performance prior to this date is attributable to different portfolio managers.

                  (2)   Index return is for the period beginning August 1, 1998.

MORE ON THE       Marsico is located at 1200 Seventeenth Street, Suite 1300,
PORTFOLIO         Denver, Colorado 80202. Marsico is a registered investment
MANAGER           adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001.
                  Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. As of December 31, 2002, Marsico managed approximately $____ billion in assets.

                  The following persons at Marsico is primarily responsible for the day-to-day investment decisions of the Portfolio:

                  NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
                  ----                   ---------------------------------------
                  Thomas F. Marsico      Mr. Marsico is the Chairman and Chief
                                         Investment Officer of Marsico Capital
                                         Management, LLC ("Marsico").

                                         He founded Marsico in 1997, and has
                                         more than 22 years of investment
                                         experience. Mr. Marsico has more than
                                         22 years of experience as a securities
                                         analyst and a portfolio manager. Prior
                                         to forming Marsico Capital, Mr. Marsico
                                         served as the portfolio manager of the
                                         Janus Twenty Fund from January 31, 1988
                                         through August 11, 1997 and served in
                                         the same capacity for the Janus Growth
                                         and Income Fund from May 31, 1991 (the
                                         Fund's inception date) through August
                                         11, 1997.

                  James A. Hillary       Effective as of the date of this
                                         prospectus, James A. Hillary joins Mr.
                                         Marsico as co-manager.

                                         Mr. Hillary is Portfolio Manager and
                                         Senior Analyst with Marsico. He has 14
                                         years of experience as a securities
                                         analyst and portfolio manager, and was
                                         a founding member of Marsico. Prior to
                                         joining Marsico in 1997, Mr. Hillary
                                         was a portfolio manager at W.H. Reaves,
                                         a New Jersey-based money management
                                         firm. He holds a bachelor's degree from
                                         Rutgers University and a law degree
                                         from Fordham.

ING MFS MID CAP GROWTH PORTFOLIO (FORMERLY MID-CAP GROWTH PORTFOLIO)

PORTFOLIO
MANAGER           Massachusetts Financial Services Company ("MFS")

INVESTMENT
OBJECTIVE         Long-term growth of capital

PRINCIPAL         The Portfolio normally invests at least 80% of its net assets
INVESTMENT        in common stocks and related securities (such as preferred
STRATEGY          stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Portfolio Manager believes have above-average growth potential.

                  The Portfolio Manager defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell MidCap Growth Index at the time of the Portfolio's investment. The Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000 Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell MidCap Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 80% investment policy. As of December 31, 2002, the top of the Russell MidCap Growth Index was approximately 13.2 billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

                  The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.

                  The Portfolio may invest up to 20% of net assets in foreign securities (including ADRs and emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts and forward foreign currency contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may also invest in options on securities, stock indexes and futures contracts.

                  The Portfolio may also invest in debt securities and up to 10% of its net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds

                  The Portfolio may establish "short positions" in specific securities or indices through short sales. In a short sale, the Portfolio borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The Portfolio must replace the security at its market value at the time of replacement.

                  When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

                  The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

                  The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                Active or Frequent Trading Risk
                                  Convertible Securities Risk

                                      Debt Securities Risk
                                      Diversification Risk
                                      Emerging Market Risk
                                    Foreign Investment Risk
                                     Growth Investing Risk
                                          Manager Risk
                                    Market and Company Risk
                                      Mid-Cap Company Risk
                                      OTC Investment Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                           ING MFS MID-CAP GROWTH -- ANNUAL TOTAL RETURN*

                                    [ANNUAL TOTAL RETURN CHART]

                                   YEAR                 RETURN
                                   1999                 79.05
                                   2000                  8.18
                                   2001                -23.62
                                   2002


                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap Growth Index and Russell 2000 Index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The Russell 2000 Index represents the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest U.S. companies, based on total market capitalization.

                                   AVERAGE ANNUAL TOTAL RETURN

                                                                  1 YEAR     8/14/98
                                                                           (INCEPTION)

                  Class S Shares*................................     %         %
                  Russell Midcap Growth Index....................     %         %(1)
                  Russell 2000 Index.............................     %         %(1)

                                BEST QUARTER

                      Quarter Ended
                      ............... %

                                WORST QUARTER

                      Quarter Ended
                      ................%

                  * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                  (1)   Index return is for the period beginning August 1, 1998.

MORE ON THE       MFS has managed the Portfolio since its inception. MFS is the
PORTFOLIO         oldest U.S. mutual fund organization. MFS and its predecessor
MANAGER           organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun
                  Life Financial Services of Canada, Inc. (a diversified financial services organization). Net assets under management of the MFS organization were approximately $112.5 billion as of December 31, 2002. The address of MFS is 500 Boylston
                  Street, Boston, Massachusetts 02116.

                  The Portfolio is managed by a team of portfolio managers comprised of David E. Sette-Ducati, an MFS Senior Vice President, and Eric B. Fischman. Messrs. Sette-Ducati and Fischman have been employed in the MFS investment management area since 1995 and 2000, respectively. Prior to joining MFS, Mr. Fischman was an equity research analyst for State Street Research and for Dreyfus Corporation.

ING MFS RESEARCH  PORTFOLIO (FORMERLY RESEARCH PORTFOLIO)

PORTFOLIO
MANAGER           Massachusetts Financial Services Company ("MFS")

INVESTMENT
OBJECTIVE         Long-term growth of capital and future income

PRINCIPAL         The Portfolio normally invests at least 80% of its net assets
INVESTMENT        in common stocks and related securities (such as preferred
STRATEGY          stocks, convertible securities and depositary receipts). The
                  Portfolio focuses on companies that the Portfolio Manager believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size.
                  The Portfolio's investments may include securities traded on securities exchanges or in the over-the-counter markets.

                  A team of equity research analysts selects portfolio securities for the Portfolio. This team includes investment analysts employed by the Portfolio Manager and its affiliate. The team allocates the Portfolio's assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility.

                  The Portfolio may invest up to 20% of net assets in foreign equity securities (including emerging market securities), and may have exposure to foreign currencies through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

                  The Portfolio may also invest up to 10% of net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds.

                  The Portfolio may also loan securities.

                  The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                  Active or Frequent Trading Risk
                                    Convertible Securities Risk
                                          Derivatives Risk
                                      Foreign Investment Risk
                                            Manager Risk
                                      Market and Company Risk
                                        OTC Investment Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                           ING MARSICO RESEARCH -- ANNUAL TOTAL RETURN*

                                    [ANNUAL TOTAL RETURN CHART]

                                   YEAR                 RETURN
                                   1999                 24.23
                                   2000                 -4.54
                                   2001                -21.46
                                   2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index and the Russell Midcap Index. The Standard & Poor's 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The Russell Midcap Index consists of the 800 smallest companies in the Russell 1000 Index.

                                    AVERAGE ANNUAL TOTAL RETURN

                                                              1 YEAR    8/14/98
                                                                       (INCEPTION)
                  Class S Shares*..........................    %             %
                  Standard & Poor's 500 Index..............    %             %(1)
                  Russell Midcap Index.....................    %             %(1)

                                BEST QUARTER

                      Quarter Ended
                      ............... %

                                WORST QUARTER

                      Quarter Ended
                      ................%

                  * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                  (1)   Index return is for the period beginning August 1, 1998.

MORE ON THE       MFS has managed the Portfolio since its inception. MFS is the
PORTFOLIO         oldest U.S. mutual fund organization. MFS and its predecessor
MANAGER           organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun
                  Life Financial Services of Canada, Inc. (a diversified financial services organization). Net assets under management of the MFS organization were approximately $112.5 billion as of December 31, 2002. The address of MFS is 500 Boylston
                  Street, Boston, Massachusetts 02116.

                  The Portfolio is managed by a team of equity analysts.

ING MFS TOTAL RETURN PORTFOLIO (FORMERLY TOTAL RETURN PORTFOLIO)

PORTFOLIO
MANAGER           Massachusetts Financial Services Company ("MFS")

INVESTMENT        Above-average income (compared to a portfolio entirely
OBJECTIVE         invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

PRINCIPAL
INVESTMENT        The Portfolio is a "balanced fund," and invests in a
STRATEGY          combination of equity and fixed income securities. Under
                  normal market conditions, the Portfolio invests:

                  - at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities) such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities.

                  - at least 25%, but not more than 60%, of its net assets in non-convertible fixed income securities.

                  The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The percentage limits described above are measured at the time of investment.

                  EQUITY PORTION. The Portfolio Manager uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.

                  While the Portfolio may invest in all types of equity securities, the Portfolio Manager generally purchases equity securities of companies that the Portfolio Manager believes are undervalued in the market relative to their long-term potential. The Portfolio Manager deems equity securities of companies to be undervalued if they are temporarily out of favor in the market due to any of the following:

                  -     a decline in the market

                  -     poor economic conditions

                  - developments that have affected or may affect the issuer of the securities or the issuer's industry

                  -     the market has overlooked them

                  Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

                  As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

                  -     a fixed income stream

                  - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

                  FIXED INCOME PORTION. The Portfolio invests in securities that pay a fixed interest rate, including:

                  - U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by, the U.S. government or one of its agencies or instrumentalities,

                  - mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the Portfolio to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the Portfolio invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the Portfolio, and

                  - corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.

                  In selecting fixed income investments for the Portfolio, the Portfolio Manager considers the views of its group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, the Portfolio Manager does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

                  The Portfolio may invest up to 20% of its assets in foreign securities , and up to 20% of its assets in lower rated nonconvertible fixed income securities and comparable unrated securities. The Portfolio may invest with no limitation in zero-coupon bonds, loan participations, mortgage pass-through securities and American Depositary Receipts.

                  The Portfolio may also invest in options, futures contracts, interest rate swaps and foreign currency transactions.

                  The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                 Active or Frequent Trading Risk
                                         Allocation Risk
                                            Call Risk
                                   Convertible Securities Risk
                                           Credit Risk
                                      Emerging Markets Risk
                                     Foreign Investment Risk
                                       High-Yield Bond Risk
                                           Income Risk
                                        Interest Rate Risk
                                          Liquidity Risk
                                           Manager Risk
                                     Market and Company Risk

                                          Maturity Risk
                                          Mortgage Risk
                                           Sector Risk
                                   Undervalued Securities Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                           ING MARSICO RESEARCH -- ANNUAL TOTAL RETURN*

                                    [ANNUAL TOTAL RETURN CHART]

                                   YEAR                 RETURN
                                   1999                  3.38
                                   2000                 16.50
                                   2001                  0.49
                                   2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index and the Lehman Brothers Government/Corporate Bond Index. The Standard & Poor's 500 Index is an unmanaged index comprised of 500 U.S. stocks. The Lehman Brothers Government/Corporate Bond Index is comprised of intermediate-term U.S. government securities and investment-grade corporate debt securities.

                                      AVERAGE ANNUAL TOTAL RETURN

                                                            1 YEAR    8/14/98
                                                                     (INCEPTION)
                  Class S Shares*........................      %         %
                  Standard & Poor's 500 Index............      %         %(1)
                  Lehman Brothers Government/
                     Corporate Bond Index................      %         %(1)
                  60% S&P 500/40% Lehman Index...........      %         %(1)

                                BEST QUARTER

                      Quarter Ended
                      ............... %

                                WORST QUARTER

                      Quarter Ended
                      ................%

                  * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                  (1)   Index return is for the period beginning August 1, 1998.

                  The Portfolio Manager has determined that the Standard & Poor's 500 Index is the most appropriate index to use for comparative purposes. In the future, it will be the only benchmark compared to the Portfolio.

MORE ON THE       MFS has managed the Portfolio since its inception. MFS is the
PORTFOLIO         oldest U.S. mutual fund organization. MFS and its predecessor
MANAGER           organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holding, Inc., which in turn is an indirect wholly-owned subsidiary of Sun
                  Life Financial Services of Canada, Inc., (a diversified financial services organization). Net assets under management of the MFS organization were approximately $112.5 billion as of December 31, 2002. The address of MFS is 500 Boylston
                  Street, Boston, Massachusetts 02116.

                  The Portfolio is managed by a team of portfolio managers at MFS.

ING PIMCO CORE BOND PORTFOLIO(FORMERLY CORE BOND PORTFOLIO)

PORTFOLIO
MANAGER           Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT        Maximum total return, consistent with preservation of capital
OBJECTIVE         and prudent investment management.

PRINCIPAL         The Portfolio seeks to achieve its investment objective by
INVESTMENT        investing under normal circumstances at least 80% of its net
STRATEGY          assets (plus borrowings for investment purposes) in a
                  diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Portfolio Manager's forecast for interest rates.

                  The instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including Convertible, securities, preferred stock, corporate commercial paper, Yankees and Euros; mortgaged-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities; event-linked bonds and loan participations; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; and money market instruments.

                  The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B at the time of investment or higher by Moody's or S&P or, if unrated, determined by the Portfolio Manager to be of comparable quality. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers, including Yankees and Euros. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

                  The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                            Currency Risk
                                         Debt Securities Risk
                                           Derivative Risk
                                       Foreign Investment Risk
                                         High Yield Bond Risk
                                          Interest Rate risk
                                           Leveraging Risk
                                            Liquidity Risk
                                             Manager Risk
                                       Market and Company risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                        ING PIMCO CORE BOND -- ANNUAL TOTAL RETURN*(1)

                                    [ANNUAL TOTAL RETURN CHART]

                                   YEAR                 RETURN
                                   1999                 -8.62
                                   2000                  0.94
                                   2001                  2.46
                                   2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the Index.

                               AVERAGE ANNUAL TOTAL RETURN CHART(1)

                                                          1 YEAR    8/14/98
                                                                   (INCEPTION)
                  Class S Shares*.......................  %           %
                  Lehman Brothers Aggregate Bond
                     Index..............................  %           %(2)

                                BEST QUARTER

                      Quarter Ended
                      ............... %

                                WORST QUARTER

                      Quarter Ended
                      ................%

                  * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                  (1) PIMCO has managed the Portfolio since May 1, 2001. Prior to May 1, 2001 a different portfolio manager managed the Portfolio, and the Portfolio's strategy to invest in bonds of global issuers was different.

                  (2)   Index return is for the period beginning August 1, 1998.

MORE ON THE       PIMCO's address is 840 Newport Center Drive, Suite 300,
PORTFOLIO         Newport Beach, California 92660. Organized in 1971, PIMCO
MANAGER           provides investment management and advisory services to
                  private accounts of institutional and individual clients and to mutual funds. As of December 31, 2002, PIMCO had approximately $304.6 billion in assets under management.

                  PIMCO, a Delaware limited liability company, is a subsidiary of Allianz Dresdner Asset Management of America L.P., formerly PIMCO Advisors L.P. ("ADAM LP"). Allianz AG ("Allianz") is the indirect majority owner of ADAM LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM LP.

                  A portfolio management team led by William H. Gross, Managing Director, Chief Investment Officer and founding partner of PIMCO, manages the Core Bond Portfolio.

                  The portfolio management team develops and implements investment strategy for the Portfolio.

                           PORTFOLIO FEES AND EXPENSES

      The table that follows shows the estimated operating expenses paid each year by a Portfolio. These estimated expenses are based on the expenses paid by the Portfolios in the year 2002 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

      Your Variable Contract is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company under your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Trust's Portfolios are not fixed or specified under the terms of your variable contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.

                                 CLASS A SHARES
                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                           DISTRIBUTION                                   TOTAL       FEE WAIVER/         TOTAL NET
                                             (12B-1)     SHAREHOLDER        OTHER       OPERATING       EXPENSE           PORTFOLIO
                           MANAGEMENT FEE    FEE (2)     SERVICES FEE   EXPENSES(3)(4)  EXPENSES     REIMBURSEMENT(2)     EXPENSES
                           --------------    -------     ------------   --------------  --------     ----------------     --------
Eagle Asset Value Equity                     0.25%           0.25%                                        0.10%

International Equity                         0.25%           0.25%                                        0.10%

Janus Growth and Income                      0.25%           0.25%                                        0.10%

Janus Special Equity                         0.25%           0.25%                                        0.10%

J.P. Morgan Fleming
Int'l Enhanced EAFE                          0.25%           0.25%                          4                                0.10%

J.P. Morgan Fleming
Small Cap Equity                             0.25%           0.25%                          4                                0.10%

Limited Maturity Bond                        0.25%           0.25%                                        0.10%

Liquid Assets                                0.25%           0.25%                                        0.10%

Marsico Growth                               0.25%           0.25%                                        0.10%

MFS Mid Cap Growth                           0.25%           0.25%                                        0.10%

MFS Research                                 0.25%           0.25%                                        0.10%

MFS Total Return                             0.25%           0.25%                                        0.10%

PIMCO Core Bond                              0.25%           0.25%                                        0.10%

(1) This table shows the estimated operating expenses for Class A shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

(2) Directed Services, Inc. ("DSI") has agreed to waive 0.10% of the distribution fee for Class A shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least December 31, 2003. There is no guarantee that this waiver will continue after this date.

(3) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expense.

(4) "Other Expenses" for the Portfolio are estimated because it did not have a full calendar year of performance as of December 31, 2002.

EXAMPLE This example is intended to help you compare the cost of investing in Class A of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class A shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class A operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year      3 Years      5 Years      10 Years
                                 ------      -------      -------      --------
Eagle Asset Value Equity

International Equity

Janus Growth and Income

Janus Special Equity

J.P. Morgan Fleming Int'l
Enhanced EAFE

J.P. Morgan Fleming Small Cap
Equity

Limited Maturity Bond

Liquid Assets

Marsico Growth

MFS Mid Cap Growth

MFS Research

MFS Total Return

PIMCO Core Bond

                           SUMMARY OF PRINCIPAL RISKS

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTIONS OF THE PORTFOLIOS AND ARE DESCRIBED IN THIS SECTION. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPALS RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a portfolio's performance.

ALLOCATION RISK. A portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by a portfolio manager. A portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CLOSED-END INVESTMENT COMPANY RISK. When a portfolio invests in closed-end investment companies, the portfolio indirectly pays a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the portfolio.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities and tends to decline as interest rates increase and increase as interest rates decline. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a portfolio's investments in foreign currency-denominated securities may reduce the value of a portfolio's assets.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities.

DERIVATIVE RISK. A portfolio may use futures, options, swaps and other derivative instruments to hedge or protect a portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain a portfolio's investment objective. A portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (1940
Act), which means that the portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKET RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.

HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgement.

INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a portfolio to be more volatile than if a portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A portfolio's investments in illiquid securities may reduce the returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no assurance that these will achieve a Portfolio's objective, and a portfolio manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

MARKET TRENDS RISK. From time to time, the stock market may not favor the type or style of securities in which a portfolio invests.

MATURITY RISK. Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price.

MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

MORTGAGE RISK. A portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a portfolio because a portfolio will have to reinvest that money at the lower prevailing interest rates.

OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
(OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

To the extent that a portfolio invests significantly in one geographic region or country, a portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.

REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject the Fund to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

SECTOR RISK. A portfolio may, at times, invest significant assets in securities of issuers in one or more market sectors, such as technology. To the extent a portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a portfolio than it would on a fund that has securities representing a broader range of investments.

SHORT SALES RISK. A portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the portfolio manager believes that the price of a security may decline, causing the value of a security owned by the portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the portfolio owns.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.

SPECIAL SITUATIONS RISK. A " special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Investments in special situation companies may not appreciate if an anticipated development does not occur or does not produce the anticipated result.

UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. A portfolio equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A portfolio manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

VALUE INVESTING RISK. A particular risk of a portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented stocks and may not favor equities at all.

Percentage and Rating Limitation, unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

A WORD ABOUT      Each Portfolio in this prospectus, unless specifically noted
PORTFOLIO         under a portfolio's principal investment strategy, is
DIVERSITY         diversified, as defined in the Investment Company Act of 1940.
                  A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S.
                  government securities). The investment objective of each Portfolio, unless specifically noted under a portfolio's principal investment strategy, is fundamental. In addition, investment restrictions are fundamental if so designated in this prospectus or statement of additional information. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL        The Statement of Additional Information is made a part of this
INFORMATION       prospectus. It identifies investment restrictions, more
ABOUT THE         detailed risk descriptions, a description of how the bond
PORTFOLIOS        rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling our Customer Service Center at 1-800-344-6864, or downloading it from the Securities and Exchange Commission's website (http://www.sec.gov).


NON-FUNDAMENTAL

INVESTMENT
POLICIES Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the Statement of Additional Information.

TEMPORARY         A portfolio manager may depart from a portfolio's principal
DEFENSIVE         investment strategies by temporarily investing for defensive
POSITIONS         purposes when a Portfolio Manager believes that adverse
                  market, economic, political or other conditions may affect a Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash items, debt securities that are high quality or higher than normal, more liquid securities or others. While a portfolio invests defensively, it may not be able to pursue its investment objective. A portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a portfolio may engage, unless specifically noted under a portfolio's principal investment strategy, are identified and discussed, together with their risks, in the Statement of Additional Information.

INDEPENDENT       Ernst & Young LLP, located at Two Commerce Square, Suite 4000,
AUDITORS          2001 Market Street, Philadelphia, Pennsylvania 19103.

FINANCIAL         Because the Class A shares of the Funds commenced operations
HIGHLIGHTS        in 2002, audited financial highlights for the Portfolios are not available.

THE ADVISER       Directed Services, Inc. ("DSI"), A New York corporation, is the adviser to the Trust. As of December 31, 2002, DSI managed over $____ billion in registered investment company assets.
                  DSI is registered with the U.S. Securities and Exchange
                  Commission ("SEC") as an investment adviser and a broker-dealer.

                  DSI, subject to the supervision of the Board of Trustees of the Trust, (the "Board"), acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, the Adviser delegates to Portfolio Managers the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement portfolio managers to the Board of the Trust. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace a non-affiliated Portfolio Manager for a Portfolio, as well as change the terms of a contract with a non-affiliated portfolio manager without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of the portfolio manager of a portfolio. In this event, the name of the portfolio and its investment strategies may also change.

                  DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a portfolio's assets and the purchase and sale of portfolio securities for one or more portfolios.

ADMINISTRATIVE    In addition to advisory services, DSI provides administrative
SERVICES          and other services necessary for the ordinary operation of the
                  Portfolios. DSI procures and pays for the services and information necessary to the proper conduct of the portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the portfolios offer their shares. DSI also ensures that the portfolios operate in compliance with applicable legal requirements and monitors the portfolio managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

                  The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the portfolio managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by the Manager.

                  DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services will provide the Portfolios with certain administrative services. The administrative services performed by ING Funds Services on behalf of DSI include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and monitoring the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios.

PORTFOLIO         DSI is the principal underwriter and distributor of each
DISTRIBUTION      Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania
                  19380.

                  DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

CLASS OF SHARES   The Trust offers three classes of shares of each Portfolio which are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only Class A shares are offered by this prospectus.

RULE 12B-1        The Trust has adopted a Rule 12b-1 Distribution Plan (the
DISTRIBUTION      "12b-1 Plan") for the Class A the distribution fee for Class A
FEES              shares. The expense waiver will continue through at shares of each Portfolio of the Trust. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to DSI, as the Distributor, to pay or reimburse certain distribution-related expenses. DSI has agreed to waive 0.10% of least December 31, 2003, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15%
                  (not to exceed 0.25% under the current 12b-1 Plan) in the future. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:

                  (a) printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

                  (b) expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

                  (c) holding seminars and sales meetings designed to promote Trust shares;

                  (d) obtaining information and providing explanations to variable contract owners or other investors regarding a portfolio's investment objectives and policies and other information about the Trust and the portfolios including the performance of the portfolio's Class A Shares;

                  (e)   training sales personnel regarding the Trust

                  (f) compensating sales personnel in connection with the allocation of cash values and premiums under the ariable Contracts to the Trust; and

                  (g) financing any other activity that the Trust's Board of Trustees determines is primarily intended to result in the sale of the portfolios' Class A Shares.

SERVICE FEES      The Trust has entered into a Shareholder Services Agreement
                  (the "Agreement") for the Class A shares of each Portfolio of the Trust. The Agreement allows DSI, the Distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class A shares and their beneficial shareholders, including variable contract owners with interests in the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the portfolios and delivering portfolio documents. Under the Agreement, each portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class A shares.

                  Effective August 1, 2002, in connection with the implementation of the Multiple Class Plan, the management fee of those Portfolios that commenced operations prior to May 1, 2002 was reduced by 0.25%, the same amount as the new service fee.

ADVISORY FEE      The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more portfolios).

                  MANAGEMENT FEE PAID IN 2002. The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                             FEE PAID TO ADVISER DURING 2002
PORTFOLIO                                (AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------                                ---------------------------------------
Eagle Asset Value Equity                                 %
International Equity                                     %
Janus Growth and Income                                  %
Janus Special Equity                                     %
J.P. Morgan Fleming Int'l Enhanced EAFE                  %
J.P. Morgan Fleming Small Cap Equity                     %
Limited Maturity Bond                                    %
Liquid Assets                                            %
Marsico Growth*                                          %
MFS Mid Cap Growth                                       %
MFS Research                                             %
MFS Total Return                                         %
PIMCO Core Bond                                          %

* DSI has agreed to a voluntary fee waiver of 0.05% of assets in excess of $1.3 billion with respect to the Marsico Growth Portfolio through December 31, 2002.

                                   SHARE PRICE

The net asset value (NAV) per share for each class of each Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Portfolios do not price shares, the NAV of a Portfolio that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

The Liquid Asset Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio's Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio's NAV can be maintained at $1.00 per share.

                             TAXES AND DISTRIBUTIONS

The Trust pays net investment income, if any, on outstanding shares of each portfolio annually, except that net investment income of the Liquid Asset Portfolio is declared as a dividend daily and paid monthly and that the Limited Maturity Bond Portfolio may declare a dividend monthly or quarterly. Any net realized long-term capital gains for any portfolio will be declared and paid at least once annually. Net realized short-term gains may be declared and paid more frequently. Dividends and distributions made by any portfolio will automatically be reinvested in additional shares of that portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract) makes an election to receive distributions in cash. Dividends or distributions by a portfolio other than the Liquid Asset Portfolio will reduce the per share net asset value by the per share amount paid.

Each portfolio of the Trust intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the portfolios are generally not subject to federal income tax on its ordinary income and net realized capital gains that are distributed. It is each portfolio's intention to distribute all such income and gains.

Each portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

TO OBTAIN MORE INFORMATION

A Statement of Additional Information, dated May 1, 2003, has been filed with the Securities and Exchange Commission, and is made a part of this prospectus by reference.

Additional information about the GCG Trust's investments is available in the GCG Trust's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the GCG Trust's performance during its last fiscal year.

To obtain a free copy of these documents or to make inquiries about the portfolios, please write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066.

Information about the GCG Trust can be reviewed and copied at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the GCG Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                                                                      ING [LOGO]

THE GCG TRUST TRUSTEES

Paul S. Doherty

J. Michael Earley

R. Barbara Gitenstein

R. Glenn Hilliard

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

Blaine E. Rieke

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer

ING INVESTORS TRUST (FORMERLY THE GCG TRUST)

PROSPECTUS
MAY 1, 2003
CLASS A SHARES

               BALANCED FUNDS
                  ING T. Rowe Price Capital Appreciation Portfolio ING UBS U.S. Balanced Portfolio

               STOCK FUNDS

                   ING AIM Capital Mid Cap Portfolio
                   ING Alliance Mid Cap Growth Portfolio
                   ING Capital Guardian Large Cap Value Portfolio ING Capital Guardian Small Cap Portfolio
                   ING FMR Diversified Mid Cap Portfolio
                   ING Goldman Sachs Internet Tollkeeper(SM)
                   ING Hard Assets Portfolio
                   ING Jennison Equity Opportunity Portfolio
                   ING Mercury Focus Value Portfolio
                   ING Mercury Fundamental Growth Portfolio
                   ING Salomon Brothers All Cap Portfolio
                   ING Salomon Brothers Investors Portfolio
                   ING T. Rowe Price Equity Income Portfolio
                   ING Van Kampen Equity Growth Portfolio
                   ING Van Kampen Growth and Income Portfolio
                   ING Van Kampen Real Estate Portfolio

                   INTERNATIONAL/GLOBAL
                   ING Capital Guardian Managed Global Portfolio
                   ING Developing World Portfolio
                   ING Van Kampen Global franchise Portfolio

               Goldman Sachs Internet Tollkeeper(SM)is a service mark of Goldman Sachs & Co.

                                               NOT ALL FUNDS MAY BE AVAILABLE IN

ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

                                                                      ING [LOGO]

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS

IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, WE REFER TO THE ING INVESTORS TRUST AS "THE TRUST," AND TO A PORTFOLIO OF THE TRUST INDIVIDUALLY AS A "PORTFOLIO" AND COLLECTIVELY AS THE "PORTFOLIOS."

                                                                PAGE
INTRODUCTION
ING Investors Trust..............................
Investment Adviser...............................
Class of Shares
Investing through your Variable Contract
or Qualified Plan................................
Why Reading this Prospectus is Important.........

DESCRIPTION OF THE PORTFOLIOS
    ING AIM Capital Mid Cap
    ING Alliance Mid Cap Growth
    ING Capital Guardian Managed Global
    ING Capital Guardian Small Cap
    ING Developing World
    ING FMR Diversified Mid Cap
    ING Goldman Sachs Internet Tollkeeper(SM)
    ING Hard Assets
    ING Jennison Equity Opportunity
    ING Mercury Focus Value
    ING Fundamental Growth
    ING Salomon All Cap
    ING Salomon Investors
    ING T. Rowe Price Capital Appreciation
    ING T. Rowe Price Equity Income
    ING UBS U.S. Balanced
    ING Van Kampen Equity Growth
    ING Van Kampen Global Franchise
    ING Van Kampen Growth and Income
    ING Van Kampen Real Estate

PORTFOLIO FEES AND EXPENSES

SUMMARY OF PRINCIPAL RISKS

MORE INFORMATION
    A Word about Portfolio Diversity.............
    Additional Information about the
       Portfolios................................
    Non-Fundamental Investments Policies.........
    Temporary Defensive Positions................
    Portfolio Turnover...........................
    Independent Auditors.........................

FINANCIAL HIGHLIGHTS

OVERALL MANAGEMENT OF THE TRUST

THE ADVISER......................................

ADMINISTRATIVE SERVICES..........................

PORTFOLIO DISTRIBUTION

CLASS OF SHARES
    Rule 12b-1 Distribution Fees.................
    Service Fees ................................

ADVISORY FEE.....................................

SHARE PRICE......................................

TAXES AND DISTRIBUTIONS..........................

TO OBTAIN MORE INFORMATION.......................               Back

ING INVESTORS TRUST TRUSTEES.....................               Back


AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

ING INVESTORS       The ING Investors Trust (the "Trust") is an open-end
TRUST               management investment company. The Trust is a group of
                    mutual funds (referred to individually as a "Portfolio" and collectively, as the "Portfolios"). Not all of the portfolios are offered in this prospectus.

INVESTMENT          Directed Services, Inc. ("DSI") is the investment adviser of
ADVISER             each Portfolio, and each Portfolio has a sub-adviser
                    referred to herein as a "Portfolio Manager". DSI is a wholly-owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management.

CLASS OF SHARES     Pursuant to a multiple class plan (the "Plan"), each
                    Portfolio offers three classes of shares. This prospectus relates only to the Class A shares. For more information about share classes, please refer to the section of this prospectus entitled "Class Shares."

INVESTING           Shares of the Portfolios of the Trust may be offered to
THROUGH YOUR        segregated asset accounts ("Separate Accounts") of insurance
VARIABLE            companies as investment options under variable annuity
CONTRACT OR         contracts and variable life insurance policies ("Variable
QUALIFIED PLAN      Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates.

WHY READING         This prospectus explains the investment objective, risks and
THIS PROSPECTUS     strategy of each of the portfolios of the Trust offered in
IS IMPORTANT        this prospectus. Reading the prospectus will help you to
                    decide whether a portfolio is the right investment for you.
                    You should keep this prospectus for future reference.

ING SALOMON BROTHERS ALL CAP PORTFOLIO (FORMERLY ALL CAP PORTFOLIO)

PORTFOLIO
MANAGER             Salomon Brothers Asset Management Inc. ("SaBAM")


INVESTMENT          Capital appreciation through investment in securities which
OBJECTIVE           the Portfolio Manager believes have above-average capital
                    appreciation potential

PRINCIPAL           The Portfolio invests primarily in common stocks and common
INVESTMENT          stock equivalents, such as preferred stocks and securities
STRATEGY            convertible into common stocks, of companies the Portfolio
                    Manager believes are undervalued in the marketplace. While the Portfolio Manager selects investments primarily for their capital appreciation potential, consideration may also be given to a company's dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Portfolio Manager believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks.

                    The Portfolio Manager employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Portfolio Manager uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the Portfolio Manager looks for a positive catalyst in the company's near term outlook which the Portfolio Manager believes will accelerate earnings or improve the value of the company's assets. The Portfolio Manager also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.

                    When evaluating an individual stock, the Portfolio Manager looks for:

                    -   Low market valuations measured by its valuation models.

                    -

                    - Positive changes in earnings prospects because of factors such as:

                              *     New, improved or unique products and
                                    services;

                              * New or rapidly expanding markets for the company's products;

                              *     New management;

                              *     Changes in the economic. financial,
                                    regulatory or political environment
                                    particularly affecting the company;

                              * Effective research, product development and marketing; and

                              * A business strategy not yet recognized by the marketplace.

                    The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets and may lend portfolio securities to generate income. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.

                    The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.

                    When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

                    The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which may affect the Portfolio's performance.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:


                         Active or Frequent Trading Risk
                           Convertible Securities Risk
                              Diversification Risk
                                  Manager Risk

                             Market and Company Risk
                              Mid-Cap Company Risk
                               Small Company Risk
                           Undervalued Securities Risk
                              Value Investing Risk
                                Derivatives Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                      ING SALOMON BROTHERS ALL CAP -- ANNUAL TOTAL RETURN *

                                [ANNUAL TOTAL RETURN CHART]

                                  Year             Return
                                  2001              1.91
                                  2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

                                 AVERAGE ANNUAL TOTAL RETURN

                                                                    1 YEAR      2/1/00
                                                                              (INCEPTION)
                    Class S Shares*..............................     %           %
                    Russell 3000 Index...........................     %           %

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ............... %

                    * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

MORE ON THE         Salomon Brothers Asset Management Inc. ("SaBAM") is a
PORTFOLIO           full-service, global investment management organization and
MANAGER             is wholly owned by Salomon Smith Barney Holdings Inc., which is a subsidiary of Citigroup Inc. SaBAM was registered as a U.S. Investment Advisor in 1989. As of December 31, 2002,
                    SaBAM managed over $___ billion in assets, including a wide spectrum of equity and fixed income products for both institutional and private investors, including corporations, pension funds, public funds, central banks, insurance companies, supranational organizations, endowments and foundations. The headquarters of SaBAM is located at 399
                    Park Avenue, New York, New York 10022. Additionally, the firm maintains investment management offices in Frankfurt, London, Hong Kong and Tokyo.

                    The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

                    NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                 ---------------------------------------

                    John G. Goode        Managing Director, SaBAM

                                         Mr. Goode has been employed by
                                         Citigroup Inc. or its predecessor
                                         firms since 1969.

                    Peter J. Hable       Managing Director, SaBAM

                                         Mr. Hable has been employed by
                                         Citigroup Inc. and its predecessor
                                         firms since 1983.

ING UBS U.S. BALANCED PORTFOLIO (FORMERLY ASSET ALLOCATION GROWTH PORTFOLIO)

PORTFOLIO
MANAGER             UBS Global Asset Management (Americas) Inc.

INVESTMENT          Maximize total return over the long term by allocating its assets among stocks,

OBJECTIVE           bonds, short-term instruments and other investments

PRINCIPAL           The Portfolio Manager allocates the Portfolio's assets among
INVESTMENT          the following classes, or types, of investments: stocks,
STRATEGY            bonds and short-term money market debt obligations. The
                    stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class.

                    The Portfolio Manager uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Portfolio Manager may invest the Portfolio's assets in these classes by investing in other funds. Within the equity portion of the Portfolio, the Portfolio Manager selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Portfolio Manager's assessment of what a security is worth. The Portfolio Manager bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Portfolio Manager then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

                    In selecting fixed income securities, the Portfolio Manager uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Portfolio Manager considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year, and will generally be of investment-grade quality and possess a minimum rating of BBB by S&P or Baa by Moody's or, if unrated, determined to be of comparable quality by the Portfolio Manager.

                    The Portfolio Manager's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Portfolio Manager manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

                    The Portfolio Manager may, but is not required to, use various techniques, such as buying and selling futures contracts, swaps and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its objective.

                    PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                 Allocation Risk
                                    Call Risk
                                   Credit Risk
                                 Derivative Risk
                                   Income Risk
                               Interest Rate Risk
                                  Manager Risk
                             Market and Company Risk
                                  Maturity Risk

                    In response to market, economic, political or other conditions, the Portfolio Manager may temporarily use a different investment strategy for defensive purposes. If the Portfolio Manager does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.


                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risk of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                       ING UBS U.S. BALANCED -- ANNUAL TOTAL RETURN

                                [ANNUAL TOTAL RETURN CHART]

                                  Year             Return
                                  2001             -6.52
                                  2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Wilshire 5000 Index and the Lehman U.S. Aggregate Index. The Wilshire 5000 Index is an unmanaged index comprised of all U.S. headquartered equity securities with readily available price data. Over 7,000 capitalization weighted security returns are used to adjust the index. The Lehman U.S. Aggregate Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year

                             [AVERAGE ANNUAL TOTAL RETURN](1)

                                                                     1 YEAR     10/2/00
                                                                              (INCEPTION)
                    Class S Shares*..............................       %          %
                    Wilshire 5000 Index..........................       %          %
                    Lehman U.S. Aggregate Bond Index.............       %          %
                    70% Wilshire 5000/30% Lehman Index...........       %          %

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ............... %

                   (1) UBS has managed the Portfolio since May 1, 2003. Performance prior to this date is attributable to a different portfolio manager.

                    * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

MORE ON THE
PORTFOLIO
MANAGER

                    UBS Global Asset Management (Americas) Inc. ("UBS") is the Portfolio Manager. UBS is a registered investment adviser located at One North Wacker Drive, Chicago Illinois 60606. As of December 31, 2002, UBS had approximately $34 billion in assets under management.

                    UBS is an indirect wholly owned subsidiary of UBS AG ("UBS AG"), and a member of the UBS Global Asset Management Division. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

                    Investment decisions for the Portfolio are made by an investment management team at UBS.

ING ALLIANCE MIDCAP GROWTH PORTFOLIO (FORMERLY CAPITAL GROWTH PORTFOLIO)

PORTFOLIO
MANAGER             Alliance Capital Management L.P. ("Alliance Capital")

INVESTMENT
OBJECTIVE           Long-term total return

PRINCIPAL           The Portfolio invests primarily in common stocks of middle
INVESTMENT          capitalization companies. The Portfolio normally invests
STRATEGY            substantially all of its assets in high-quality common
                    stocks that Alliance expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in mid- capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short- term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.

                    The Portfolio also may:

                    - write exchange-traded covered call options on up to 25% of its total assets;

                    - make secured loans on portfolio securities of up to 25% of its total assets;

                    - enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and

                    - enter into futures contracts on securities indexes and options on such futures contracts

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                           Convertible Securities Risk
                              Debt Securities Risk
                                Derivatives Risk
                             Foreign Investment Risk
                              Growth Investing Risk
                                  Manager Risk
                             Market and Company Risk

                              Mid-Cap Company Risk
                                   Sector Risk
                             Securities Lending Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                       ING ALLIANCE MID CAP GROWTH -- ANNUAL TOTAL RETURN* (1)

                                [ANNUAL TOTAL RETURN CHART]

                                  Year             Return
                                  1999              25.56
                                  2000             -17.12
                                  2001             -13.73
                                  2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap Growth Index. The Russell Midcap Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                             [AVERAGE ANNUAL TOTAL RETURN]

                                                                      1 YEAR       8/14/98
                                                                                 (INCEPTION)
                    Class S Shares*..............................        %           %
                    Russell Midcap Growth Index..................        %           %(2)
                    ..........................Quarter Ended

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ............... %

                    * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                    (1) Alliance Capital Management L.P. has managed the
                        Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

                    (2) Index return is for the period beginning August 1, 1998.

MORE ON THE         Alliance Capital is a leading global investment management
PORTFOLIO           firm supervising client accounts with assets as of December
MANAGER             31, 2002, totaling approximately $ 289 billion. Alliance
                    Capital provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios.

                    Alliance Capital, a registered investment adviser, is a Delaware limited partnership, of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is the general partner. As of December 31, 2002, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately __ % of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Units"). ACMC is the general partner of Alliance Holding, whose equity interests are traded on the New York Stock Exchange, Inc. ("NYSE") in the form of units ("Alliance Holding Units"). As of December 31, 2002, AXA Financial, together with certain of its other wholly-owned subsidiaries, beneficially owned approximately __% of the outstanding Alliance Holding Units and __% of the outstanding Alliance Units. AXA Financial is a Delaware corporation whose shares are traded on the NYSE. AXA Financial is a wholly-owned subsidiary of AXA, an international financial services company.

                    The following person at Alliance Capital is primarily responsible for the day-to-day investment decisions of the
                    Portfolio:

                    NAME                POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                ---------------------------------------

                    Catherine Wood      Senior Vice President and Portfolio
                                        Manager, Alliance Capital, and Chief
                                        Investment Officer, Regent Investor
                                        Services, a division of Alliance
                                        Capital.

                                        Ms. Wood joined Alliance Capital in 2001 from Tupelo Capital Management where she was a General Partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 18 years with Jennison Associates as a Director and Portfolio Manager, Equity Research Analyst and Chief Economist.

ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO (FORMERLY CAPITAL GUARDIAN SMALL CAP PORTFOLIO)

PORTFOLIO
MANAGER             Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT
OBJECTIVE           Long-term capital appreciation

PRINCIPAL           The Portfolio invests at least 80% of its assets in equity
INVESTMENT          securities of small capitalization ("small-cap") companies.
STRATEGY            The Portfolio Manager considers small cap companies to be
                    companies that have total market capitalization within the range of companies included in the:

                        -     Russell 2000 Index

                        -     Standard & Poor's SmallCap 600 Index

                    Both indexes are broad indexes of small capitalization stocks. As of December 31, 2002, the range of the market capitalizations of companies included in the Russell 2000 Index was $ 8 million to $ 2.4 billion, the range of the market capitalizations of companies included in the S&P SmallCap 600 Index was $ 39 million to $ 2.7 billion, and the combined range was $ 8 million to $ 2.7 billion. The Portfolio may invest up to 20% of its assets in companies outside this combined range, measured at the time of investment.

                    Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights.

                    The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.

                    The Portfolio may engage in derivatives, including interest rate and securities index futures contracts and options on such futures contracts. The Portfolio may also enter into currency-related transactions including, currency futures and forward contracts and options on currencies.

                    The Portfolio may also enter into short sales, lend its securities and borrow up to 10% of its net assets (up to 25% to meet redemptions).

                    The Portfolio may also invest a portion of its assets in money market instruments and repurchase agreements.When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                  Manager Risk
                             Market and Company Risk
                              Mid-Cap Company Risk

                               OTC Investment Risk
                               Small Company Risk

                                Derivatives Risk
                                Short Sales Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these changes were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                      ING CAPITAL GUARDIAN SMALL CAP -- ANNUAL TOTAL RETURN* (1)

                                [ANNUAL TOTAL RETURN CHART]

                                 Year             Return
                                 1996              20.10
                                 1997              10.32
                                 1998              20.98
                                 1999              50.61
                                 2000             -18.17
                                 2001              -1.56
                                 2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 2000 Index and the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"). The Russell 2000 Index is an unmanaged equity index representing the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest U.S. companies based upon total market capitalization. The S&P SmallCap 600 Index is a market-value weighted index consisting of 600 domestic stocks chosen for market size, liquidity and industry group representation.

                               [AVERAGE ANNUAL TOTAL RETURN]

                                                         1 YEAR     5 YEAR     1/3/96
                                                                             (INCEPTION)
                    Class S Shares*...................      %          %         %
                    Russell 2000 Index................      %          %         %(2)
                    S&P SmallCap
                       600 Index......................      %          %         %(2)

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ............... %

                    * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                    (1) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager.

                    (2) Index return is for the period beginning January 1,
                        1996.

MORE ON THE         Capital Guardian located at 333 South Hope Street, Los
PORTFOLIO           Angeles, CA 90071, began management of the Portfolio on
MANAGER             February 1, 2000. Capital Guardian is a wholly owned
                    subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital
                    Guardian has been providing investment management services since 1968 and managed $ 105.4 billion in assets as of December 31, 2002.

                    The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the
                    Portfolio:

                    NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                 ---------------------------------------

                    Michael R. Ericksen  Mr. Erickson is a Senior Vice
                                         President and portfolio manager for
                                         Capital Guardian Trust Company, and
                                         joined the Capital Guardian Trust
                                         organization in 1986.

                    James S. Kang        Mr. Kang is a Vice President for
                                         Capital International Research, Inc.
                                         with research and portfolio management
                                         responsibilities with Capital Guardian
                                         Trust Company, and joined the Capital
                                         Guardian Trust Company organization in
                                         1987.

                    Robert G. Kirby      Mr. Kirby is a Chairman Emeritus and a
                                         portfolio manager of Capital Guardian
                                         Trust Company, and was a founding
                                         officer of the Capital Guardian Trust
                                         Company organization in 1968.

                    Karen A. Miller      Ms. Miller is a Senior Vice President
                                         and Director of Capital International
                                         Research, Inc. with portfolio
                                         management responsibilities for
                                         Capital Guardian Trust Company, and
                                         joined the Capital Guardian Trust
                                         Company organization in 1990.

                    Lawrence R. Solomon  Mr. Solomon is a Senior Vice President
                                         and Director of Capital International
                                         Research, Inc. with portfolio
                                         management responsibilities for
                                         Capital Guardian Trust Company, and
                                         joined the Capital Guardian Trust
                                         Company organization in 1984.

                    Kathryn M. Peters    Ms. Peters is a Vice President and
                                         U.S. Small Capitalization Equity
                                         portfolio manager for Capital
                                         International Research, Inc. Prior to
                                         joining our organization in 2001, Ms.
                                         Peters was a portfolio manager and
                                         principal with Montgomery Asset
                                         Management, LLC. At Montgomery she
                                         managed small cap institutional
                                         accounts and a small cap mutual fund.
                                         Before joining Montgomery, Ms. Peters
                                         worked for Donaldson, Lufkin &
                                         Jenrette where she processed
                                         investment banking transactions
                                         including equity and high yield
                                         offerings. Prior to that, she analyzed
                                         mezzanine investments for Barclays de
                                         Zoete Wedd and worked in the leveraged
                                         buy-out group of Marine Midland Bank.
                                         Ms. Peters has an MBA from Harvard
                                         Graduate School of Business
                                         Administration and a BA in psychology
                                         with a concentration in business
                                         magnum cum laude from Boston College.
                                         She is based in our San Francisco
                                         office.

ING DEVELOPING WORLD PORTFOLIO (FORMERLY DEVELOPING WORLD PORTFOLIO)

PORTFOLIO
MANAGER             Baring International Investment Limited ("Baring
                    International")

INVESTMENT
OBJECTIVE           Capital appreciation

PRINCIPAL           The Portfolio invests primarily in the equity securities of
INVESTMENT          companies in "emerging market countries." The Portfolio
STRATEGY            normally invests in at least six emerging market countries with no more than 35% of its assets in any one country, measured at the time of investment. Emerging market countries are those that are identified as such in the Morgan Stanley Capital International Emerging Markets Free
                    Index, or the International Finance Corporation Emerging
                    Market Index, or by the Portfolio Manager because they have a developing economy or because their markets have begun a process of change and are growing in size and/or sophistication. As of the date of this prospectus, the Portfolio Manager considers the following to be emerging market countries:

                    LATIN AMERICA          ASIA           EUROPE             MIDDLE EAST
                    Argentina              Bangladesh     Croatia            Africa
                    Brazil                 China          Czech Republic     Egypt
                    Chile                  Hong Kong*     Estonia            Ghana
                    Colombia               India          Hungary            Israel
                    Costa Rica             Indonesia      Poland             Ivory Coast
                    Jamaica                Korea          Russia             Jordan
                    Mexico                 Malaysia       Turkey             Kenya
                    Peru                   Pakistan                          Morocco
                    Trinidad and Tobago    Philippines                       Nigeria
                    Uruguay                Sri Lanka                         South Africa
                    Venezuela              Taiwan                            Tunisia
                                           Thailand                          Zimbabwe
                                           Vietnam

                     * Includes Chinese companies that are quoted on the Hong Kong Stock Exchange.

                    Other countries may be recognized as emerging market countries, including countries that meet the International Finance Corporation definition of an emerging market as being (those countries where the Gross Domestic Product is less than U.S. $10,000 a year per capita), countries included in the Morgan Stanley Emerging Markets Free Index and other countries that satisfy the definition of an emerging market country that are not currently included in the Index.

                    The Portfolio Manager's philosophy is based on the belief that superior long-term results come from identifying unrecognized growth investment opportunities in countries and companies.

                    The Portfolio Manager's investment process seeks to deliver superior risk-adjusted returns by evaluating key investment drivers at both the country and company level.

                    As a result of in-depth research into the key drivers of emerging market performance, the Portfolio Manager has defined a disciplined investment framework consisting of five critical drivers -- Growth, Liquidity, Currency, Management and Valuation. Structured fundamental research takes place at the country and company level using the discipline of the investment framework. The research focuses on the key factors behind each of the five drivers. For example, with regards to growth, the Portfolio Manager focuses on the quality and direction of GDP growth in a country or the potential for earnings surprise at the company level. It is the structured fundamental research that drives both the country and company selection decision making.

                    Equity securities in which the Portfolio invests are primarily common stocks, but may also include other types of equity and equity derivative securities. The Portfolio may invest a portion of its assets in debt securities and cash equivalents, invest in securities of other investment companies, and invest 10% in debt securities rated below investment-grade.

                    The Portfolio may engage in derivatives. The Portfolio may purchase and write put and call options on securities, currencies and stock market indexes. The Portfolio may also engage in swaps, futures contracts and related options and may enter into forward currency contracts (up to 33 1/3% of its total assets).

                    The Portfolio may also lend up to 30% of its net assets and borrow up to 33 1/3% of its net assets.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                Derivatives Risk
                              Emerging Market Risk
                             Foreign Investment Risk
                              Growth Investing Risk
                              High-Yield Bond Risk
                                  Manager Risk
                             Market and Company Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these changes were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                        ING DEVELOPING WORLD -- ANNUAL TOTAL RETURN*

                                [ANNUAL TOTAL RETURN CHART]

                                 Year             Return
                                 1999              61,66
                                 2000             -33.79
                                 2001              -5.25
                                 2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International Emerging Markets Free Index (the "MSCI Emerging Markets Free Index"). The MSCI Emerging Markets Free Index is an unmanaged index that is comprised of equity securities in emerging markets.

                               [AVERAGE ANNUAL TOTAL RETURN]

                                                         1 YEAR       2/18/98
                                                                    (INCEPTION)
                    Class S Shares*...................      %           %
                    MSCI
                       Emerging Markets Free Index....      %           %(2)

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ............... %

                    * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                    (1) Baring International Investment Limited has managed the
                        Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

                    (2) Index return is for the period beginning February 1,
                        1998.


MORE ON THE         Baring International has managed the Portfolio since March
PORTFOLIO           1, 1999. Baring International is a subsidiary of Baring
MANAGER             Asset Management Holdings Limited ("Baring Asset
                    Management"). Baring Asset Management is the parent of the worldwide group of investment management companies that operate under the collective name "Baring Asset Management" and is owned by ING Groep N.V., a publicly traded company based in The Netherlands with worldwide insurance and banking subsidiaries. The address of Baring International is 155 Bishopsgate, London.

                    Baring Asset Management provides global investment management services to U.S. investment companies and maintains major investment offices in Boston, London, Hong Kong and Tokyo. Baring Asset Management's predecessor corporation was founded in 1762. Baring provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 2002, Baring Asset Management managed approximately $ __ billion of assets.

                    The Portfolio is managed by a team of 18 investment professionals.

                    The following person at Baring International is primarily responsible for the day-to-day investment decisions of the
                    Portfolio:

                    NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                 ---------------------------------------

                    Kate Munday          Investment Manager

                                         Ms. Munday has been an investment
                                         professional with Baring International
                                         and its ING affiliates since 1993 and
                                         has 16 years of investment experience.

ING FMR DIVERSIFIED MID-CAP PORTFOLIO (FORMERLY DIVERSIFIED MID CAP PORTFOLIO)

PORTFOLIO
MANAGER             Fidelity Management & Research Company ("FMR")

INVESTMENT
OBJECTIVE           Long-term growth of capital

PRINCIPAL           The Portfolio Manager normally invests the Portfolio's
INVESTMENT          assets primarily in common stocks. The Portfolio Manager
STRATEGY            normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations.

                    Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Portfolio Manager generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the Standard & Poor's MidCap 400 Index ("S&P MidCap 400 Index"). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Portfolio Manager may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.

                    The Portfolio Manager may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

                    The Portfolio Manager is not constrained by any particular investment style. At any given time, the Portfolio Manager may tend to buy "growth" stocks or "value" stocks, or a combination of both types. The sector allocation of the Portfolio normally is within a close range of the sector allocation of its benchmark index.

                    The Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Portfolio, the Portfolio Manager invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

                    The Portfolio Manager may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its objective.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                 Derivative Risk
                             Foreign Investment Risk
                              Growth Investing Risk
                                  Manager Risk.
                             Market and Company Risk
                              Mid-Cap Company Risk
                               Small Company Risk
                              Value Investing Risk

                         Active or Frequent Trading Risk

                    In response to market, economic, political or other conditions, the Portfolio Manager may temporarily use a different investment strategy for defensive purposes. If the Portfolio Manager does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

                    PERFORMANCE The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                      ING FMR DIVERSIFIED MID-CAP -- ANNUAL TOTAL RETURN

                                [ANNUAL TOTAL RETURN CHART]

                                 Year             Return
                                 2001              -6.64
                                 2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap Index. The Russell Midcap Index is an unmanaged index consisting of the 800 smallest companies in the Russell 1000 Index. The Russell 1000 Index contains the 1,000 largest companies in the United States.

                               [AVERAGE ANNUAL TOTAL RETURN]

                                                         1 YEAR       10/2/00
                                                                    (INCEPTION)
                    Class S Shares*...................      %           %(1)
                    Russell Midcap Index..............      %           %(1)

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ............... %

                    * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                    (1) Index return is for the period beginning October 1,
                        2000.

MORE ON THE         FMR has managed the Portfolio since its inception. FMR
PORTFOLIO           Corp., organized in 1972, is the ultimate parent company of
MANAGER             FMR. The voting common stock of FMR Corp. is divided into
                    two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock.
                    The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

                    As of December 31, 2002, FMR and its wholly owned subsidiaries had approximately $888 billion in total assets under management. The address of FMR is 82 Devonshire Street, Boston, MA 02109.

                    The following person at FMR is primarily responsible for the day-to-day investment decisions of the Portfolio:

                    NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                 ---------------------------------------

                    Robert L. Macdonald  Senior Vice President of FMR and
                                         Portfolio Manager.

                                         Mr. Macdonald has been employed by FMR
                                         since 1985 and has been a portfolio
                                         manager since 1987.

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO (FORMERLY EQUITY GROWTH PORTFOLIO)

PORTFOLIO
MANAGER             Van Kampen

INVESTMENT
OBJECTIVE           Long-term capital appreciation

PRINCIPAL           The Portfolio Manager seeks to maximize long-term capital
INVESTMENT          appreciation by investing primarily in growth-oriented
STRATEGY            equity securities of large-capitalization U.S. and, to a
                    limited extent, foreign companies that are listed on U.S.
                    exchanges or traded in U.S. markets. The Portfolio invests primarily in companies with market capitalizations of $10 billion or more that the Portfolio Manager believes exhibit strong earnings growth. The Portfolio Manager emphasizes individual security selection and may focus the Portfolio's holdings within the limits permissible for a diversified fund. Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities plus any borrowings for investment purposes.

                    The Portfolio Manager follows a flexible investment program in looking for companies with above-average capital appreciation potential. The Portfolio Manager focuses on companies that it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Portfolio Manager studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The Portfolio Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

                    When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                              Growth Investing Risk
                                  Manager Risk
                             Market and Company Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance.
                    Performance information is only shown for portfolios that have had a full calendar year of operations. The Portfolio commenced operations on

                    May 1, 2002. Since the Portfolio has not had a full calendar year of operations, annual performance information has not been provided.

MORE ON THE         Morgan Stanley Investment Management Inc. ("MSIM Inc.") is a
PORTFOLIO           registered investment adviser, located at 1221 Avenue of the
MANAGER             Americas, New York, New York 10020, and is a direct
                    subsidiary of Morgan Stanley. MSIM Inc. does business in certain instances (including in its role as Portfolio
                    Manager to the Portfolio) under the name "Van Kampen." As of December 31, 2002, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately
                    $ 376.2 billion.

                    The Portfolio is managed by Van Kampen's Large Cap Growth team. Current members of the team include William Auslander, Managing Director, and Jeffrey Alvino, Executive Director. Composition of the team may change at any time without notice.

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO (FORMERLY EQUITY INCOME PORTFOLIO)

PORTFOLIO
MANAGER             T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT
OBJECTIVE           Substantial dividend income as well as long-term growth of capital

PRINCIPAL           The Portfolio normally invests at least 80% of its assets in
INVESTMENT          common stocks, with 65% in the common stocks of
STRATEGY            well-established companies paying above-average dividends.
                    The Portfolio may also invest in convertible securities, warrants and preferred stocks.

                    The Portfolio Manager typically employs a "value" approach in selecting investments. The Portfolio Manager's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

                    In selecting investments, the Portfolio Manager generally looks for companies with the following:

                    -   an established operating history

                    -   above-average dividend yield relative to the S&P 500

                    -   low price/earnings ratio relative to the S&P 500

                    - a sound balance sheet and other positive financial characteristics

                    - low stock price relative to a company's underlying value as measured by assets cash flow or business franchises

                    While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Funds, Inc., an internally managed money market fund of T. Rowe Price.

                    The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other circumstance that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                              Debt Securities Risk
                                Derivatives Risk
                             Foreign Investment Risk
                                  Manager Risk
                             Market and Company Risk
                           Undervalued Securities Risk
                              Value Investing Risk

                    The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the portfolio invests may reduce or eliminate its dividend.

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


                      ING T. ROWE PRICE EQUITY INCOME -- ANNUAL TOTAL RETURN

                                [ANNUAL TOTAL RETURN CHART]

                                   Year             Return
                                   1993             11.13
                                   1994             -1.18
                                   1995             18.93
                                   1996              8.77
                                   1997             17.44
                                   1998              8.26
                                   1999             -0.72
                                   2000             12.93
                                   2001              1.36
                                   2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged index consisting of 500 U.S. stocks.

                               [AVERAGE ANNUAL TOTAL RETURN]

                                                         1 YEAR     5 YEAR   10 YEAR
                    Class S Shares*...................      %          %         %
                    Standard & Poor's
                       500 Index......................      %          %         %

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ............... %

                    * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                    (1) T. Rowe Price Associates, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to different portfolio managers.

MORE ON THE         T. Rowe Price has managed the Portfolio since March 1, 1999.
PORTFOLIO           Prior to that date, different firms at different times
MANAGER             served as portfolio manager. T. Rowe Price was founded in
                    1937 by the late Thomas Rowe Price, Jr. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. As of December 31, 2002, the firm and its affiliates managed over $ ___ billion in assets. The address of T. Rowe Price is 100 East Pratt
                    Street, Baltimore, Maryland 21202.

                    The Portfolio is managed by an Investment Advisory Committee. Brian Rogers, as Committee Chair, has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program.

                    Mr. Rogers has been Chairman of the Committee since March 1999. He joined T. Rowe Price in 1982.

ING JENNISON EQUITY OPPORTUNITY PORTFOLIO (FORMERLY EQUITY OPPORTUNITY
PORTFOLIO)

PORTFOLIO
MANAGER             Jennison Associates LLC ("Jennison")

INVESTMENT
OBJECTIVE           Long-term capital growth

PRINCIPAL           The Portfolio normally invests at least 80% of its net
INVESTMENT          assets (plus any borrowings for investment purposes) in
STRATEGY            attractively valued equity securities of companies with
                    current or emerging earnings growth the Portfolio Manager believes to be not fully appreciated or recognized by the market.


                    The Portfolio also may invest in preferred stocks, convertible securities and debt instruments that are consistent with its investment objective. The Portfolio also may invest up to 25% of its assets in foreign securities.


                    The Portfolio Manager uses a bottom-up research-based multi-cap opportunistic approach that seeks identify attractively valued equity securities with favorable earnings prospects. The Portfolio Manager looks for investments that offer attractive reward to risk relationships as well as catalysts for fundamental change that could create strong return potential. Stocks can be poised for potential appreciation due to potential catalysts such as:

                       -   Industry cycle turns;

                       -   Corporate restructuring;

                       -   New product development;

                       -   Management focus on increasing shareholder value;

                       -   Improving balance sheets and cash flow.

                    The Portfolio Manager usually sells or reduces a particular security when it believes:

                       -   a stock's long-term price objective has been achieved

                       -   a more attractive security has been identified;

                       - the reward to risk relationship of a stock is no longer favorable;

                       - negative industry and/or company fundamentals have developed.

                    In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

                    The Portfolio may invest in options and futures contracts and may investment up to 25% of its total assets in real estate investment trusts.

                    The Portfolio may also loan up to 33 1/3% of its total assets.


PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective.
                    The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                     Debt Securities Risk
                                    Foreign Investment Risk
                                         Manager Risk
                                    Market and Company Risk
                                     Mid-Cap Company Risk
                                      Small Company Risk
                                     Value Investing Risk
                                        Derivative Risk
                                           REIT Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                      ING JENNISON EQUITY OPPORTUNITY -- ANNUAL TOTAL RETURN*

                                   Year             Return
                                   1993               8.31
                                   1994              -1.59
                                   1995              30.16
                                   1996              20.26
                                   1997              28.95
                                   1998              12.68
                                   1999              24.64
                                   2000             -15.22
                                   2001             -12.98
                                   2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged index that is comprised of 500 U.S. stocks.


                                 AVERAGE ANNUAL TOTAL RETURN

                                                1 YEAR    5 YEAR     10 YEAR

                    Class S Shares*...........   %        %          %
                    Standard & Poor's
                       500 Index..............   %        %          %

                                 BEST QUARTER

                    Quarter Ended
                    ............... %

                                 WORST QUARTER

                               Quarter Ended
                    ............... %

                    * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                    (1) Jennison Associates LLC has managed the Portfolio since
                        July 31, 2002. Performance prior to July 31, 2002 is attributable to different portfolio managers.

MORE ON THE         Jennison began managing the Portfolio on July 31, 2002.
PORTFOLIO           Jennison is a registered investment adviser and wholly owned
MANAGER             subsidiary of Prudential Investment Management, Inc. ("PIM")
                    located at Gateway Center Two, 100 Mulberry Street, Newark,
                    New Jersey 07102-4077. PIM is a wholly-owned subsidiary of Prudential Asset Management Holding Company, Inc., which is a wholly-owned subsidiary of Prudential Financial, Inc. The address of Jennison is 466 Lexington Avenue, New York, New
                    York 10017. As of December 31, 2002, Jennison managed approximately $ 48 billion in assets.

                    The following persons at Jennison are primarily responsible for the day-to-day investment decisions of the Portfolio:

                    NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                 ---------------------------------------

                    Mark G. DeFranco     Senior Vice President of Jennison

                                         Mr. DeFranco has been associated with
                                         Jennison since 1998. Prior to joining
                                         Jennison, he served as an analyst and
                                         portfolio manager with Pomboy Capital,
                                         as an analyst at Comstock Partners and
                                         as a member of the equity research
                                         sales division of Salomon Brothers.

                    Brian M. Gillott     Senior Vice President of Jennison

                                         Prior to joining Jennison in 1998, Mr.
                                         Gillott served as an analyst with Soros
                                         Fund Management and as an analyst at
                                         Goldman Sachs & Co.

ING MERCURY FOCUS VALUE PORTFOLIO (FORMERLY FOCUS VALUE PORTFOLIO)

PORTFOLIO
MANAGER             Mercury Advisors

INVESTMENT
OBJECTIVE           Long-term growth of capital

PRINCIPAL           The Portfolio tries to achieve its investment objective by
INVESTMENT          investing primarily in a diversified portfolio consisting of
STRATEGY            equity securities that the Portfolio Manager believes are
                    undervalued relative to its assessment of the current or prospective condition of the issuer.

                    The Portfolio may invest in securities that are selling at a substantial discount to their intrinsic value, as measured by such factors as price-to-book ratio, price-to-earnings ratio and cash flow. The Portfolio may also invest in securities that are undervalued relative to prevailing market ratios. The Portfolio may invest in securities of companies or institutions that are experiencing poor operating conditions. Some of the characteristics of companies in which the Portfolio invests may include:

                        -  depressed earnings

                        -  special competition

                        -  product obsolescence

                        - relatively low price-to-earnings and price-to-book ratios

                        -  stock out of favor

                    The Portfolio may invest in debt securities of any maturity. The Portfolio has established no rating criteria for the fixed income securities in which it invests and the fixed income securities in which it invests may not be rated at all for creditworthiness.

                    Although not principal strategies, the Portfolio may also use the following investment strategies:

                    The Portfolio may invest in fixed income securities, including, high yield debt securities that are rated below investment grade, commonly called "junk bonds."

                    The Portfolio may invest in junk bonds rated Caa or lower by Moody's Investors Service, Inc. or CCC or lower by Standard & Poor's Corporation. Although junk bonds may have a higher yield than debt securities with higher credit ratings, they are high risk investments that may not pay interest or return principal as scheduled. Junk bonds are generally less liquid and experience more price volatility than higher rated fixed income securities. As a matter of operating policy, the Portfolio does not intend to invest in excess of 10% of the total asset value of the Portfolio at time of purchase in junk bonds.

                    The Portfolio will not invest more than 10% of its total assets at the time of purchase in the equity and fixed income securities of foreign issuers. The Portfolio may also invest in debt securities issued or guaranteed by foreign government entities, commonly known as "sovereign debt securities."

                    The Portfolio will normally invest a portion of its investments in short-term debt securities and cash or cash equivalents (including repurchase agreements) when the Portfolio Manager is unable to find attractive equity or long-term debt securities or when the Portfolio Manager believes it is advisable to reduce exposure to these markets temporarily. Investment in these securities may also be used to meet redemptions. Short-term investments may limit the potential for an increase in the value of your shares or for the Portfolio to achieve its investment objective.

                    The Portfolio may invest up to 15% of its net assets in illiquid securities. These securities, which cannot easily be resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as "restricted securities," including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

                    The Portfolio may borrow amounts up to 20% of its total assets, taken at market value, only from banks as a temporary measure for extraordinary or emergency purposes such as the settlement of a trade or the redemption of Portfolio shares.

                    The Portfolio may write (i.e., sell) covered call options not exceeding 10% of its total assets, taken at market value. The Portfolio may also enter into closing transactions with respect to these options. A call option is considered covered when the Portfolio, as writer of the option, owns the underlying securities.

                    The Portfolio may also loan up to 33 1/3% of its total assets.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual market fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the

                    Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                   Borrowing and Leverage Risk
                                       Debt Securities Risk
                                         Derivative Risk
                                     Foreign Investment Risk
                                       High Yield Bond Risk
                                           Manager Risk
                                     Market and company risk
                             Restricted and Illiquid Securities Risk
                                       Sovereign Debt risk
                                   Undervalued Securities risk
                                       Value Investing Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance.
                    Performance information is only shown for portfolios that have had a full calendar year of operations. The Focus Value
                    Portfolio commenced operations on May 1, 2002. Since the
                    Portfolio has not had a full calendar year of operations, annual performance information has not been provided.

MORE ON THE         Fund Asset Management L.P. ("FAM") serves as the portfolio
PORTFOLIO           manager to the Portfolio. FAM does business in certain
MANAGER             instances (including in its role as Portfolio Manager to the
                    Portfolio) under the name "Mercury Advisors."

                    FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. FAM and its affiliates had approximately $ 462 billion in investment company and other portfolio assets under management as of December 31, 2002.

                    The following persons at FAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

                    NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                 ---------------------------------------

                    Robert J. Martorelli Senior Portfolio Manager.

                                         Mr. Martorelli joined Mercury Advisors
                                         in 1985 as a Fund Analyst and has
                                         served as a Portfolio Manager since
                                         1986.

                    Kevin Rendino        Senior Portfolio Manager.

                                         Mr. Rendino joined Mercury Advisors in
                                         1990 as a Research Associate and was
                                         subsequently named Senior Analyst
                                         before becoming a Portfolio Manager.

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (FORMERLY FULLY MANAGED PORTFOLIO)

PORTFOLIO
MANAGER             T. Rowe Price Associates, Inc. ("T. Rowe")

INVESTMENT          Over the long-term, a high total investment return,
OBJECTIVE           consistent with the preservation of capital and with prudent investment risk

PRINCIPAL           The Portfolio pursues an active asset allocation strategy
INVESTMENT          whereby investments are allocated among three asset classes
STRATEGY            - equity securities, debt securities and money market
                    instruments. The Portfolio invests primarily in the common stocks of established companies the Portfolio Manager believes to have above-average potential for capital growth.
                    Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, foreign securities, futures, and options, in pursuit of its asset allocation strategy.

                    The Portfolio's common stocks generally fall into one of two categories:

                    - the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors;

                    - the smaller category is composed of opportunistic investments whose prices are expected by the Portfolio Manager to rise in the short term but not necessarily over the long term.

                    Since the Portfolio Manager attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Portfolio Manager may establish relatively large positions in companies it finds particularly attractive.

                    The Portfolio may invest up to 25% of its net assets in foreign equity securities. The Portfolio's approach differs from that of many other stock funds. The Portfolio Manager works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Portfolio Manager searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Portfolio Manager's ability to find companies that meet valuation criteria rather than its market outlook.

                    Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies.

                    In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

                    The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

                    DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The Portfolio Manager may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

                    MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Portfolio Manager may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

                    (1) shares of the T. Rowe Price Reserve Investment Funds,
                        Inc., an internally managed money market fund of T. Rowe Price

                    (2) U.S. government obligations

                    (3) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation

                    (4) commercial paper rated at the date of purchase in the
                        two highest rating categories by at least one rating agency

                    (5) repurchase agreements

                    The Portfolio may lend its securities and borrow.

                    When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

                    The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual market fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                              Active or Frequent Trading Risk
                                      Allocation Risk
                                         Call Risk
                                        Credit Risk
                                Convertible Securities Risk
                                    Debt Securities Risk
                                      Derivatives Risk
                                  Foreign Investment Risk
                                    High Yield Bond Risk
                                        Income Risk
                                     Interest Rate Risk
                                        Manager Risk
                                  Market and Company Risk
                                    Value Investing Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                            ING T. ROWE PRICE CAPITAL APPRECIATION --
                                       ANNUAL TOTAL RETURN*

                                [ANNUAL TOTAL RETURN CHART]

                                    Year      Return

                                    1993        7.59
                                    1994       -7.27
                                    1995       20.80
                                    1996       16.36
                                    1997       15.27
                                    1998        5.89
                                    1999        6.92
                                    2000       21.97
                                    2001        9.92
                                    2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index and the Lehman Brothers Government/Corporate Bond Index. The Standard & Poor's 500 Index is an unmanaged index comprised of 500 U.S. stocks. The Lehman Brothers Government/Corporate Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities.

                                AVERAGE ANNUAL TOTAL RETURN

                                                 1 YEAR    5 YEAR     10 YEAR

                    Class S Shares*...........     %         %          %
                    Standard & Poor's 500.....
                       Index..................     %         %          %
                    Lehman Brothers
                       Government/Corporate
                       Bond Index.............     %         %          %
                    60% S&P 500/40%
                       Lehman Index...........     %         %          %

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ............... %

                    * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                    (1) T. Rowe Price Associates, Inc. has managed the Portfolio since January 1, 1995. Performance prior to January 1, 1995 is attributable to a different portfolio manager.

MORE ON THE         T. Rowe Price has managed the Portfolio since 1995. T. Rowe
PORTFOLIO           Price was founded in 1937 by the late Thomas Rowe Price, Jr.
MANAGER             T. Rowe Price is a wholly owned subsidiary of T. Rowe Price
                    Group, a publicly held financial services holding company.
                    As of December 31, 2002, the firm and its affiliates managed over $ ___ billion in assets. The address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202.

                    The Portfolio is managed by an Investment Advisory Committee. Stephen W. Boesel, Committee Chair, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Portfolio's investment program. Mr. Boesel has been Chairman of the Committee since August 1, 2001. He has been managing investments since joining T. Rowe Price in 1973.

ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO (FORMERLY FUNDAMENTAL GROWTH PORTFOLIO)

PORTFOLIO
MANAGER             Mercury Advisors

INVESTMENT

OBJECTIVE           Long-term growth of capital

PRINCIPAL           The Portfolio invests in a diversified portfolio consisting
INVESTMENT          primarily of common stocks. The Portfolio will generally
STRATEGY            invest at least 65% of its total assets in the following
                    equity securities: common stock, convertible preferred stock, securities convertible into common stock and rights and warrants to subscribe to common stock.

                    In selecting securities, the Portfolio Manager emphasizes common stocks of companies that have above-average rates of earnings growth. The Portfolio Manager believes that the common stocks of companies with above-average rates of earnings growth frequently have the prospect of having above-average increases in price. On the other hand, such companies tend to have higher stock market valuations. As a result, their shares may be more vulnerable to price declines from unexpected adverse developments. The common stocks of these companies also tend to have higher prices relative to stocks of companies that do not have above-average rates of earnings growth.

                    Some, but not all, of the factors that may cause a company to have an above-average rate of earnings growth include: above-average growth rates in sales, improvement in its profit margin, providing proprietary or niche products or services, leading market share and strong industry growth.

                    The Portfolio may invest in companies of any size, but emphasizes common stocks of companies having a medium to large stock market capitalization (approximately $2 billion or more).

                    The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities representing interests in securities of foreign companies. The Portfolio's restriction limiting investments in foreign securities to 10% of total assets does not include ADRs. The Portfolio may also engage in derivatives for hedging purposes and lend portfolio securities.

                    The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or government and money market securities when the Portfolio Manager is unable to find enough attractive equity investments and to reduce exposure to equities when the Portfolio Manager believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

                    When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                               Convertible Securities Risk
                                   Debt Securities Risk
                                 Defensive Investing Risk
                                 Foreign Investment Risk
                                  Growth Investing Risk
                                       Income Risk
                                    Interest Rate Risk
                                       Manager Risk
                                 Market and Company Risk
                                      Maturity Risk
                                   Mid-Cap Company Risk
                                    Small Company Risk
                               Unsponsored Depositary Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance.
                    Performance information is only shown for portfolios that have had a full calendar year of operations. The Fundamental
                    Growth Portfolio commenced operations on May 1, 2002. Since the Portfolio has not had a full calendar year of operations, annual performance information has not been provided.

MORE ON THE         Fund Asset Management L.P. ("FAM") serves as the portfolio
PORTFOLIO           manager to the Portfolio. FAM does business in certain
MANAGER             instances (including in its role as Portfolio Manager to the
                    Portfolio) under the name "Mercury Advisors."

                    FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. FAM and its affiliates had approximately $ 462 billion in investment company and other portfolio assets under management as of December 31, 2002.

                    The following persons at FAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

                    NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                 ---------------------------------------

                    Lawrence R. Fuller   Managing Director and Senior Portfolio
                                         Manager of Mercury Advisors since 1997.
                                         From 1992-1997, Mr. Fuller served as a
                                         Vice President of Mercury Advisors.

                    Thomas Burke, CFA    Director and Associate Portfolio
                                         Manager of Mercury Advisors since 1993.

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO (FORMERLY GLOBAL FRANCHISE PORTFOLIO)

PORTFOLIO
MANAGER             Van Kampen

INVESTMENT
OBJECTIVE           Long-term capital appreciation


PRINCIPAL           The Portfolio Manager seeks long-term capital appreciation
INVESTMENT          by investing primarily in equity securities of issuers
STRATEGY            located throughout the world that it believes have, among
                    other things, resilient business franchises and growth potential. The Portfolio may invest of in the securities of companies of any size. The Portfolio Manager emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries.
                    Under normal market conditions, the Portfolio invests in securities of issuers from at least three different countries, which may include the United States.

                    The Portfolio Manager seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable management and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Portfolio Manager's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

                    The Portfolio Manager relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Portfolio Manager believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Portfolio Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

                    The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes.The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may fail to produce the intended results.
                    Your investment in the Portfolio is subject to the following principal risks:

                                      Concentration Risk
                                     Diversification Risk

                                     Emerging Market Risk
                                   Foreign Investment Risk
                                         Manager Risk
                                   Market and Company Risk
                                 Umdervalued Securities Risk
                                     Value Investing Risk

                                       Derivative Risk

                                      Small Company Risk
                                     Mid-Cap Company Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance.
                    Performance information is only shown for portfolios that have had a full calendar year of operations. The Global
                    Franchise Portfolio commenced operations on May 1, 2002.
                    Since the Portfolio has not had a full calendar year of operations, annual performance information has not been provided.


MORE ON THE         Morgan Stanley Investment Management Inc. ("MSIM Inc.") is a
PORTFOLIO           registered investment adviser, located at 1221 Avenue of the
MANAGER             Americas, New York, New York 10020, and is a direct
                    subsidiary of Morgan Stanley. MSIM Inc. does business in certain instances (including in its role as Portfolio
                    Manager to the Portfolio) under the name "Van Kampen." As of December 31, 2002, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately
                    $ 376.2 billion.

                    The Portfolio is managed by the Global Franchise team. Hassan Elmasry, Managing Director, and Paras Dodhia, Senior Associate are current members of the team. Composition of the team may change without notice at anytime.

ING HARD ASSETS PORTFOLIO (FORMERLY HARD ASSETS PORTFOLIO)

PORTFOLIO
MANAGER             Baring International Investment Limited ("Baring
                    International")

INVESTMENT
OBJECTIVE           Long-term capital appreciation

PRINCIPAL
INVESTMENT          The Portfolio normally invests at least 80% of its assets in
STRATEGY            the equities of producers of commodities.

                    Hard asset securities in which the Portfolio may invest include equity securities and debt securities of hard asset companies. The Portfolio may also invest in structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:

                          -   precious metals

                          -   ferrous and non-ferrous metals

                          -   integrated oil

                          -   gas/other hydrocarbons

                          -   forest products

                          -   agricultural commodities

                          - other basic materials that can be priced by a market

                    The Portfolio may invest up to a maximum of 50% of its net assets in any of the above sectors. The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values or a rise in activity which consumes more of these commodities.

                    The Portfolio also may invest in:

                          - securities of foreign issuers, including up to 35% in South Africa

                          - companies not engaged in natural resources/hard asset activities

                          -   investment-grade corporate debt

                          -   U.S. government or foreign obligations

                          -   money market instruments

                          -   repurchase agreements

                          - special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country

                          -   derivatives

                    The Portfolio may also invest directly in commodities, including gold bullion and coins.

                    Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter, and include:

                          -   common stock

                          -   preferred stock

                          -   rights

                          -   warrants

                          -   "when-issued" securities

                          -   direct equity interests in trusts

                          -   joint ventures

                          -   "partly paid" securities

                          -   partnerships

                          -   restricted securities

                    The Portfolio may also engage in short sales (up to 25% of net assets).

                    The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

                    The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                Active or Frequent Trading Risk
                                      Debt Securities Risk
                                        Derivatives Risk
                                      Diversification Risk
                                      Emerging Market Risk
                                    Foreign Investment Risk
                                        Hard Asset Risk
                                  Industry Concentration Risk
                                          Manager Risk
                                    Market and Company Risk
                                      OTC Investment Risk
                            Restricted and Illiquid Securities Risk
                                          Sector Risk
                                        Short Sales Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

                    The Portfolio invests at least 80% of its assets in the equities of producers of commodities.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                            ING HARD ASSETS -- ANNUAL TOTAL RETURN*

                                    Year      Return

                                    1993       49.93
                                    1994        2.53
                                    1995       10.69
                                    1996       33.17
                                    1997        6.22
                                    1998      -29.58
                                    1999       23.36
                                    2000       -4.73
                                    2001      -12.12
                                    2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of two broadly based market indexes - the Standard & Poor's 500 Index and the Russell 2000 Index. The Standard & Poor's 500 Index is comprised of 500 U.S. stocks. The Russell 2000 Index represents the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest U.S. companies, based on total market capitalization.

                                 AVERAGE ANNUAL TOTAL RETURN*(1)

                                                 1 YEAR    5 YEAR     10 YEAR

                    Class S Shares*............. %         %          %
                    Standard & Poor's 500......
                      Index....................  %         %          %
                    Russell 2000 Index.........  %         %          %

                    Quarter Ended
                    ...............    %


                    Quarter Ended
                    ...............    %


                    * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                    (1) Baring International Investment Limited has managed the
                        Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

MORE ON THE         Baring International Investment Limited ("Baring
PORTFOLIO           International") has managed the Portfolio since March 1,
MANAGER             1999. Baring International is a subsidiary of Baring Asset
                    Management Holdings Limited ("Baring Asset Management").
                    Baring Asset Management is the parent of the worldwide group of investment management companies that operate under the collective name "Baring Asset Management" and is owned by ING Groep N.V., a publicly traded company based in the Netherlands with worldwide insurance and banking subsidiaries. The address of Baring International is 155
                    Bishopsgate, London.

                    Baring Asset Management provides global investment management services to U.S. investment companies and maintains major investment offices in Boston, London, Hong Kong and Tokyo. Baring Asset Management's predecessor corporation was founded in 1762. Baring Asset Management provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 2002, Baring Asset Management managed approximately $ ___ billion of assets.

                    The following person at Baring International is primarily responsible for the day-to-day investment decisions of the
                    Portfolio:

                    NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                 ---------------------------------------

                    John Payne           Investment Manager

                                         Mr. Payne has been an investment
                                         professional with Baring International
                                         Investment Limited and its ING
                                         affiliates since 1993 and has 16 years
                                         of investment experience.

ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) PORTFOLIO (FORMERLY INTERNET TOLLKEEPER(SM) PORTFOLIO)

PORTFOLIO
MANAGER             Goldman Sachs Asset Management ("Goldman Sachs")

INVESTMENT
OBJECTIVE           Long-term growth of capital

PRINCIPAL           The Portfolio invests, under normal circumstances, at least
INVESTMENT          80% of its net assets plus any borrowings for investment
STRATEGY            purposes (measured at time of investment) in equity
                    investments in "Internet Tollkeeper" companies, which are companies in the media, telecommunications, technology and internet sectors, which provide access, infrastructure, content and services to internet companies and internet users. In general, the Portfolio Manager defines a tollkeeper company as a company with predictable, sustainable or recurring revenue streams. The Portfolio
                    Manager anticipates that tollkeeper companies may increase revenue by increasing "traffic," or customers and sales, and raising "tolls," or prices. The Portfolio Manager does not define companies that merely have an Internet site or sell some products over the internet as Internet Tollkeepers although the Portfolio may invest in such companies as part of the Portfolio's 20% basket of securities which are not or may not be defined as Internet Tollkeepers.

                    Examples of Internet Tollkeeper companies may include:

                    - Access providers that enable individuals and businesses to connect to the internet through, for example, cable systems or the telephone network;

                    - Infrastructure companies that provide items such as servers, routers, software and storage necessary for companies to participate in the internet;

                    - Media content providers that own copyrights, distribution networks and/or programming who may benefit from increased advertising by internet companies, and/or copyright owners that stand to benefit from having new distribution channels;

                    - Service providers that may facilitate transactions, communications, security, computer programming and back-office functions for internet businesses.

                    Because the Portfolio concentrates its investments in Internet Tollkeeper companies, the Portfolio's performance may be substantially different from the returns of the broader stock market and of "pure" internet mutual funds.

                    The Portfolio may participate significantly in the initial public offering ("IPO") market. The Portfolio may also invest up to 20% of its total assets in companies whose rapid adoption of an Internet strategy is expected to improve their cost structure, revenue opportunities or competitive advantage and Internet-based companies that the Portfolio Manager believes exhibit a sustainable business model.

                    The equity securities in which the Portfolio may invest include common stock, preferred stock, convertible securities, and warrants and rights, although the Portfolio invests primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in emerging markets or countries and securities quoted in foreign currencies. The Portfolio may maintain a portion of its assets in debt securities, asset-backed securities and cash equivalents. The Portfolio may invest up to 10% of its total assets in high-yield debt securities . The Portfolio may also invest in foreign currency hedging purchase and sale transactions, write covered put and call options on securities or securities indexes, enter into financial futures contracts or options on such contracts and sell portfolio securities short.

                    The Portfolio Manager may temporarily change its usual strategies if it believes economic conditions make it necessary to try to protect the Portfolio from potential loss. In this case, the Portfolio may invest more significantly in U.S. government securities, repurchase agreements collateralized by U.S. government securities, CD's, bankers acceptances, repurchase agreements, commercial paper, bank instruments, and non-convertible preferred stocks or corporate bonds with a remaining maturity of less than one year, which may prevent the Portfolio from achieving its investment goal.

                    The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                  Emerging Market Risk
                                Foreign Investment Risk
                                 Growth Investing Risk
                                     Internet Risk
                                        IPO Risk
                                      Manager Risk
                                Market and Company Risk
                                      Sector Risk
                                      Credit Risk
                                     Internet Risk
                                    Derivative Risk
                                    Short Sales Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                          ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) --
                                      ANNUAL TOTAL RETURN

                                 [ANNUAL TOTAL RETURN CHART]

                                 Year          Return
                                 2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of three broadly based market indices - the S&P 500 Index, the NASDAQ Composite Index and the Goldman Sachs Internet Index. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small-Cap stocks. The Goldman Sachs Internet Index is a capitalization-weighted index of selected Internet companies.

                            AVERAGE ANNUAL TOTAL RETURN

                                                           1 YEAR     5/1/01
                                                                    (INCEPTION)

                    Class S Shares*.......................  %         %
                    S&P 500 Index.........................  %         %
                    NASDAQ Composite Index................
                    Goldman Sachs Internet Index .........

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ............... %

                    * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

MORE ON THE         Goldman Sachs has managed the Portfolio since its inception.
PORTFOLIO           Goldman Sachs is a business unit of the Investment
MANAGER             Management Division ("IMD") of Goldman, Sachs & Co. Goldman
                    Sachs provides a wide range of discretionary investment advisory services, quantitatively driven and actively managed to U.S. and international equity portfolios, U.S.
                    and global fixed income portfolios, commodity and currency products and money market accounts. As of December 31, 2002, Goldman Sachs, along with units of IMD, had assets under management of $ ___ billion. The address of Goldman Sachs is 32 Old Slip, New York, New York 10005.

                    The Portfolio is managed by a team of portfolio managers at Goldman Sachs. The following persons are primarily responsible for the day-to-day investment decisions of the
                    Portfolio:

                    NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                 ---------------------------------------

                    Steven M. Barry      Mr. Barry is a managing director,
                                         co-chief investment officer and senior
                                         portfolio manager of Goldman Sachs. He
                                         joined Goldman Sachs as a portfolio
                                         manager in 1999. From 1988 to 1999, Mr.
                                         Barry was a portfolio manager at
                                         Alliance Capital Management.

                    Kenneth T. Berents   Mr. Berents is a managing director,
                                         co-chairman of the investment committee
                                         and senior portfolio manager of Goldman
                                         Sachs. He joined Goldman Sachs as a
                                         portfolio manager in 2000. From 1992 to
                                         1999, Mr. Berents was Director of
                                         Research and head of the Investment
                                         Committee at Wheat First Union.

                    Herbert E. Ehlers    Mr. Ehlers is a managing director and
                                         senior portfolio manager of Goldman
                                         Sachs. He joined Goldman Sachs in 1997.
                                         From 1981 to 1997, Mr. Ehlers was the
                                         chief investment officer and chairman
                                         of Liberty Investment Management, Inc.
                                         ("Liberty"), and its predecessor firm,
                                         Eagle Asset Management ("Eagle").

                 Gregory H. Ekizian      Mr. Ekizian is a managing director,
                                         co-chief investment officer and senior
                                         portfolio manager of Goldman Sachs. He
                                         joined Goldman Sachs as a portfolio
                                         manager and co-chair of the growth
                                         investment committee in 1997. From 1990
                                         to 1997, Mr. Ekizian was a portfolio
                                         manager at Liberty and its predecessor
                                         firm, Eagle.

                 Scott Kolar             Mr. Kolar is a vice president and a
                                         portfolio manager of Goldman Sachs. He
                                         joined Goldman Sachs as an equity
                                         analyst in 1997 and became a portfolio
                                         manager in 1999. From 1994 to 1997, Mr.
                                         Kolar was an equity analyst and
                                         information systems specialist at
                                         Liberty.

                 Ernest C. Segundo, Jr.  Mr. Segundo is a vice president,
                                         co-chairman of the investment committee
                                         and senior portfolio manager of Goldman
                                         Sachs. He joined Goldman Sachs as a
                                         portfolio manager in 1997. From 1992 to
                                         1997, Mr. Segundo was a portfolio
                                         manager at Liberty and its predecessor
                                         firm, Eagle.

                 Andrew F. Pyne          Mr. Pyne is a vice president and senior
                                         portfolio manager at Goldman Sachs. He
                                         joined Goldman Sachs as a product
                                         manager in 1997 and became a portfolio
                                         manager in August 2001. From 1992 to
                                         1997, Mr. Pyne was a product manager at
                                         Van Kampen Investments.

                 David G. Shell          Mr. Shell is a managing director,
                                         co-chief investment officer and senior
                                         portfolio manager of Goldman Sachs. He
                                         joined Goldman Sachs as a portfolio
                                         manager in 1997. From 1987 to 1997, Mr.
                                         Shell was a portfolio manager at
                                         Liberty and its predecessor firm,
                                         Eagle.

ING SALOMON BROTHERS INVESTORS PORTFOLIO (FORMERLY INVESTORS PORTFOLIO)

PORTFOLIO
MANAGER          Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT       Long-term growth of capital. Current income is a secondary
OBJECTIVE        objective.

PRINCIPAL        The Portfolio invests primarily in equity securities of U.S.
INVESTMENT       companies. The Portfolio may also invest in other equity
STRATEGY         securities. To a lesser degree, the Portfolio invests in
                 income producing securities such as debt securities.

                 The Portfolio Manager emphasizes individual security selection while spreading the Portfolio's investments across industries, which may help to reduce risk. The Portfolio Manager focuses on established large capitalization companies, defined by the Portfolio Manager as companies with over $5 billion in market capitalization, seeking to identify those companies with solid growth potential at reasonable values. The Portfolio Manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.

                    In selecting individual companies for investment, the Portfolio Manager looks for the following:

                          -   Long-term history of performance

                          -   Competitive market position

                          -   Competitive products and services

                          -   Strong cash flow

                          -   High return on equity

                          -   Strong financial condition

                          -   Experienced and effective management

                          -   Global scope

                    Investment ideas are subjected to extensive, fundamental analysis, focusing on four key criteria:

                          -   Operating characteristics

                          -   Quality of management

                          -   Financial character

                          -   Valuation

                    Only companies that pass the Portfolio Manager's strict in-depth research and debate are eligible for purchase. The Portfolio Manager's bottom-up approach focuses on creating an information advantage through a thorough understanding of company fundamentals. From time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

                    The Portfolio may invest a portion of its assets in debts securities, including high-yield debt securities, and in cash equivalents. The Portfolio may borrow up to 5% of its total assets and lend up to 33 1/3% of it total assets.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                          Credit Risk
                                      Debt Securities Risk
                                      Growth Investing Ris
                                          Income Risk
                                       Interest Rate Risk
                                          Manager Risk
                                    Market and Company Risk
                                          Sector Risk

                                               k

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio Manager may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                      ING SALOMON BROTHERS INVESTORS -- ANNUAL TOTAL RETURN*

                                 Year       Return

                                 2001       -4.27
                                 2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged index that is comprised of 500 U.S. stocks.

                                 AVERAGE ANNUAL TOTAL RETURN

                                                                    1 YEAR     2/1/00
                                                                             (INCEPTION)


                    Class S Shares*..............................    %         %
                    Standard & Poor's 500 Index..................    %         %

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ............... %

                    * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

MORE ON THE         SaBAMis a full-service, global investment management
PORTFOLIO           organization and is wholly owned by Salomon Smith Barney
MANAGER             Holdings Inc., which is a subsidiary of Citigroup Inc. SaBAM has been registered as a U.S. Investment Advisor since 1989.
                    As of December 31, 2002, SaBAM managed over $___ billion in assets, including a wide spectrum of equity and fixed income products for both institutional and private investors, including corporations, pension funds, public funds, central banks, insurance companies, supranational organizations, endowments and foundations. The headquarters of SaBAM is located at 399 Park Avenue, New York, New York 10022.
                    Additionally, the firm maintains investment management offices in Frankfurt, London, Hong Kong and Tokyo.

                    The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

                    NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                 ---------------------------------------

                    John Cunningham      Senior Portfolio Manager and Managing
                                         Director

                                         Mr. Cunningham joined SaBAM in 1995 and
                                         has thirteen years experience in the
                                         industry. Prior to becoming a Portfolio
                                         Manager, Mr. Cunningham was an
                                         investment banker in the Global Power
                                         Group at Salomon Brothers Inc. Mr.
                                         Cunningham has served in various
                                         investment management positions during
                                         his tenure at SaBAM.

                    Mark McAllister      Director and Equity Analyst with SaBAM.

                                         Executive Vice President and Portfolio
                                         Manager at JLW Capital Management Inc.
                                         from March 1998 to May 1999. Prior to
                                         March 1998, Mr. McAllister was a Vice
                                         President and Equity Analyst at Cohen &
                                         Steers Capital Management.

ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO (FORMERLY LARGE CAP VALUE)

PORTFOLIO
MANAGER             Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT
OBJECTIVE           Long-term growth of capital and income

PRINCIPAL           The Portfolio Manager seeks to achieve the Portfolio's
INVESTMENT          investment objective by investing, under normal market
STRATEGY            conditions, at least 80% of its assets in equity and
                    equity-related securities of companies with market capitalizations greater than $1 billion at the time of investment.

                    In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts and Global Depositary Receipts.The Portfolio may invest a portion of its assets in debt securities and cash equivalents. The Portfolio may also engage in hedging transactions including, put and call options on securities, financial futures contracts, including stock index futures, and interest rate and currency.

                    The Portfolio may also lend up to 33 1/3% of its total assets.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                       Growth Investing Risk
                                            Manager Risk
                                      Market and Company Risk
                                             Value Risk
                                          Derivatives Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                    ING CAPITAL GUARDIAN LARGE CAP VALUE -- ANNUAL TOTAL RETURN*

                                     [ANNUAL TOTAL RETURN CHART]

                                         Year          Return
                                         2001          -3.62
                                         2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged index consisting of 500 U.S. stocks.

                                  AVERAGE ANNUAL TOTAL RETURN

                                                                     1 YEAR     2/1/00
                                                                              (INCEPTION)
                     Class S Shares*..............................     %          %
                     Standard & Poor's 500 Index..................     %          %

                             BEST QUARTER

                   Quarter Ended
                   ............... %

                             WORST QUARTER

                   Quarter Ended
                   ................%

                    * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

MORE ON THE         Capital Guardian, located at 333 South Hope Street, Los
PORTFOLIO           Angeles, CA 90071, began management of the Portfolio on
MANAGER             February 1, 2000. Capital Guardian is a wholly owned
                    subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital
                    Guardian has been providing investment management services since 1968 and managed over $105.4 billion in assets as of December 31, 2002.

                    The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the
                    Portfolio:

                    NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                 ---------------------------------------

                    Karen A. Miller      Ms. Miller is a Senior Vice President
                                         and Director of Capital International
                                         Research, Inc., with portfolio
                                         management responsibilities for Capital
                                         Guardian Trust Company. She joined the
                                         Capital Guardian Organization in 1990
                                         where she served in various portfolio
                                         management positions.

                    Michael R. Erickson  Mr. Erickson is a Senior Vice President
                                         and Portfolio Manager. He joined the
                                         Capital Guardian organization in 1987
                                         where he served in various capacities.

                    David Fisher         Mr. Fisher is Chairman of the Board of
                                         Capital Guardian Group International,
                                         Inc. and Capital Guardian. He joined
                                         the Capital Guardian organization in
                                         1969 where he served in various
                                         portfolio management positions.

                    Theodore Samuels     Mr. Samuels is a Senior Vice President
                                         and Director for Capital Guardian, as
                                         well as a Director of Capital
                                         International Research, Inc. He joined
                                         the Capital Guardian organization in
                                         1981 where he served in various
                                         portfolio management positions.

                    Eugene P. Stein      Mr. Stein is Executive Vice President,
                                         a Director, a portfolio manager, and
                                         Chairman of the Investment Committee
                                         for Capital Guardian. He joined the
                                         Capital Guardian organization in 1972
                                         where he served in various portfolio
                                         manager positions.

                    Terry Berkemeier     Mr. Berkemeier is a Vice President of
                                         Capital International Research, Inc.
                                         with U.S. equity portfolio management
                                         responsibility in Capital Guardian. He
                                         joined the Capital Guardian
                                         organization in 1992.

                    Alan J. Wilson       Mr. Wilson is an Executive Vice
                                         President and U.S. Research Director
                                         for Capital International Research,
                                         Inc. (CIRI). He is also an investment
                                         analyst for CIRI with portfolio
                                         management responsibilities,
                                         specializing in U.S. oil services and
                                         household products. He also serves as
                                         Vice President and a Director of
                                         Capital Guardian Trust Company. Prior
                                         to joining our organization in 1991,
                                         Mr. Wilson was a consultant with the
                                         Texas Eastern Corporation. Mr. Wilson
                                         received his MBA from Harvard
                                         University Graduate School of Business
                                         Administration and his BS in civil
                                         engineering from the Massachusetts
                                         Institute of Technology. He is based in
                                         our Los Angeles office.

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO (FORMERLY MANAGED GLOBAL
PORTFOLIO)

PORTFOLIO
MANAGER             Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT
OBJECTIVE           Capital appreciation. Current income is only an incidental consideration.

PRINCIPAL           The Portfolio invests primarily in common stocks traded in
INVESTMENT          securities markets throughout the world. The Portfolio may
STRATEGY            invest up to 100% of its total assets in securities traded in securities markets outside the United States. The
                    Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.

                    In unusual market circumstances where the Portfolio Manager believes that foreign investing may be unduly risky, all of the Portfolio's assets may be invested in the United States. The Portfolio may hold a portion of its assets in debt securities, cash or money market instruments.

                    The Portfolio may invest in any type of company, large or small, with earnings that show a relatively strong growth trend, or in a company in which significant further growth is not anticipated but whose securities are thought to be undervalued. The Portfolio may also invest in small and relatively less well known companies.

                    The Portfolio may write covered put and call options on securities and indexes, purchase and sell futures contracts, and enter into foreign currency transactions. The Portfolio may also engage in short sales (up to 25% of total assets) and borrow up to 10% of total assets (up to 25% to meet redemptions).

                    The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. The Portfolio may not invest more than 10% of its total assets in the securities of a single issuer.The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                              Active or Frequent Trading Risk
                                    Diversification Risk
                                    Emerging Market Risk
                                  Foreign Investment Risk
                                        Manager Risk
                                  Market and Company Risk
                                    Mid-Cap Company Risk
                                     Small Company Risk
                                      Short Sales Risk
                                      Derivatives Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                               ING CAPITAL GUARDIAN MANAGED GLOBAL --
                                        ANNUAL TOTAL RETURN*(1)

                                     [ANNUAL TOTAL RETURN CHART]

                                         Year          Return
                                         1993            6.59
                                         1994          -13.21
                                         1995            7.56
                                         1996           12.27
                                         1997           12.17
                                         1998           29.31
                                         1999           63.30
                                         2000          -14.56
                                         2001          -11.91
                                         2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International All Country World Free Index ("MSCI All Country World Free Index"). The MSCI All Country World Free Index is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets.

                                 AVERAGE ANNUAL TOTAL RETURN(1)

                                                                1 YEAR    5 YEAR     10 YEAR
                                                                                   (INCEPTION)
                    Class S Shares*........................        %         %          %
                    MSCI All Country World Free Index

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they were offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                    (1) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager.

MORE ON THE         Capital Guardian, located at 333 South Hope Street, Los
PORTFOLIO           Angeles, CA 90071, began management of the Portfolio on
MANAGER             February 1, 2000. Capital Guardian is a wholly owned
                    subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital
                    Guardian has been providing investment management services since 1968 and managed over $ 105.4 billion in assets as of December 31, 2002.

                    The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the
                    Portfolio:

                    NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                 ---------------------------------------

                    David I. Fisher      Mr. Fisher is Chairman of the Board of
                                         Capital Group International, Inc. with
                                         portfolio management responsibilities
                                         for Capital Guardian Trust Company, and
                                         joined the Capital Guardian Trust
                                         organization in 1969.

                    Eugene P. Stein      Mr. Stein is an Executive Vice
                                         President of Capital Guardian Trust
                                         Company, and joined the Capital
                                         Guardian Trust Company organization in
                                         1972.

                    Christopher A. Reed  Mr. Reed is a Vice President of Capital
                                         International Research, Inc. with
                                         portfolio management responsibilities
                                         for Capital Guardian Trust Company, and
                                         joined the Capital Guardian Trust
                                         Company organization in 1993.

                    Michael R. Erickson  Mr. Erickson is a Senior Vice President
                                         and portfolio manager for Capital
                                         Guardian Trust Company, and joined the
                                         Capital Guardian Trust Company
                                         organization in 1986.

                    Richard N. Havas     Mr. Havas is a Senior Vice President
                                         and a portfolio manager with research
                                         responsibilities for the Capital
                                         Guardian Trust Company, and joined the
                                         Capital Guardian Trust Company
                                         organization in 1985.

                    Nancy J. Kyle        Ms. Kyle is a Senior Vice President of
                                         Capital Guardian Trust Company, and
                                         joined the Capital Guardian Trust
                                         Company organization in 1990.

                    Lionel M. Sauvage    Mr. Sauvage is a Senior Vice President
                                         of Capital Guardian Trust Company, and
                                         joined the Capital Guardian Trust
                                         Company organization in 1986.Nilly
                                         Sikorsky Ms. Sikorsky is President and
                                         Managing Director of Capital
                                         International with portfolio management
                                         responsibilities for Capital Guardian
                                         Trust Company, and joined the Capital
                                         Guardian Trust Company organization in
                                         1962.

                    Rudolf M. Staehelin  Mr. Staehelin is a Senior Vice
                                         President and Director of Capital
                                         International Research, Inc. with
                                         portfolio management responsibilities
                                         for Capital Guardian Trust Company, and
                                         joined the Capital Guardian Trust
                                         Company organization in 1981.

ING VAN KAMPEN REAL  ESTATE  PORTFOLIO (FORMERLY REAL ESTATE PORTFOLIO)

PORTFOLIO
MANAGER             Van Kampen

INVESTMENT
OBJECTIVE           Capital appreciation. Current income is a secondary
                    objective.

PRINCIPAL           The Portfolio invests at least 80% of its assets in equity
INVESTMENT          securities of companies in the U.S. real estate industry
STRATEGY            that are listed on national exchanges or the National
                    Association of Securities Dealers Automated Quotation System
                    ("NASDAQ").

                    The Portfolio Manager selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies that have at least 50% of their assets in, or that derive at least 50% of their revenues or profits from, the following sectors of the real estate industry:

                           -   ownership (including listed real estate
                               investment trusts)

                           -   construction and development

                           -   asset sales

                           -   property management or sale

                           -   other related real estate services

                    The Portfolio may invest more than 25% of its assets in any of the above sectors.

                    The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

                    The Portfolio also may invest in:

                           - equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry

                           - financial institutions which issue or service mortgages, not to exceed 25% of total assets

                           - securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued

                           - high yield debt securities and convertible bonds, not to exceed 20% of total assets

                           -   mortgage- and asset-backed securities

                           -   covered options on securities and stock indexes

                    The Portfolio is non-diversified which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                            Diversification Risk
                                                Manager Risk
                                          Market and Company Risk
                                                    REIT Risk
                                                Sector Risk
                                              Derivatives Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

                    The Portfolio normally invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                         ING VAN KAMPEN REAL ESTATE -- ANNUAL TOTAL RETURN*(1)

                                        [ANNUAL TOTAL RETURN CHART]

                                         Year          Return
                                         1993           17.27
                                         1994            6.34
                                         1995           16.59
                                         1996           35.30
                                         1997           22.79
                                         1998          -13.45
                                         1999           -3.81
                                         2000           30.99
                                         2001            8.14
                                         2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Wilshire Real Estate Securities Index. The Wilshire Real Estate Securities Index consists of real estate investment trusts (REITs) and real estate operating companies (REOCs).

                                   AVERAGE ANNUAL TOTAL RETURN(1)

                                                      1 YEAR    5 YEAR     10 YEAR
                     Class S Shares*.............        %         %          %
                     Wilshire Real Estate........
                        Securities Index.........        %         %          %

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ............... %

                    * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. If they had been offered, Class S shares are not offered in this prospectus. Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                    (1) On December 17, 2001, Van Kampen became the Portfolio Manager of the Portfolio. Performance prior to December 17, 2001 is attributable to different portfolio managers.

MORE ON THE         Morgan Stanley Investment Management Inc. ("MSIM Inc.") is a
PORTFOLIO           registered investment adviser, located at 1221 Avenue of the
MANAGER             Americas, New York, New York 10020, and is a direct
                    subsidiary of Morgan Stanley. MSIM Inc. does business in certain instances (including in its role as Portfolio
                    Manager to the Portfolio) under the name "Van

                    Kampen." As of December 31, 2002, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $ 376.2 billion.

                    The Portfolio is managed by Van Kampen's Real Estate team. Current members of the team include Theodore R. Bigman, Managing Director, and Douglas A. Funke, Managing Director. Composition of the team may change without notice at any time.

ING AIM CAPITAL MID CAP GROWTH (FORMERLY STRATEGIC EQUITY PORTFOLIO)

PORTFOLIO
MANAGER             A I M Capital Management, Inc. ("AIM Capital")

INVESTMENT
OBJECTIVE           Capital appreciation

PRINCIPAL           The Portfolio seeks to meet its objective by investing,
INVESTMENT          normally, at least 80% of its assets in equity securities of
STRATEGY            mid-capitalization companies. In complying with this 80%
                    investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as debt securities and synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The
                    Portfolio considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidCap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
                    The Russell MidCap Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000(R) Index. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. These companies are considered representative of medium-sized companies. Under normal conditions, the top 10 holdings may comprise up to 40% of the Portfolio's total assets.

                    The Portfolio may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the Portfolio may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

                    The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth. The portfolio manages consider whether to sell a particular security when any of those factors materially changes.

                    The Portfolio may also loan up to 33 1/3% of its total assets.

                    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the Portfolio may not achieve its investment objective.

                    The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                   Active or Frequent Trading Risk
                                     Convertible Securities Risk
                                           Derivative Risk
                                       Foreign Investment Risk
                                        Growth Investing Risk
                                            Manager Risk.
                                       Market and Company Risk
                                         Mid-Cap Company Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                     ING AIM CAPITAL MID CAP GROWTH -- ANNUAL TOTAL RETURN*(1)

                                        [ANNUAL TOTAL RETURN CHART]

                                         Year          Return
                                         1996           19.39
                                         1997           23.16
                                         1998            0.84
                                         1999           56.24
                                         2000          -12.45
                                         2001          -21.17
                                         2002

                   The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap Index. The Russell Midcap Index is an unmanaged index consisting of the 800 smallest companies in the Russell 1000 Index.

                                 AVERAGE ANNUAL TOTAL RETURN(1)

                                                          1 YEAR     5 YEAR     10/2/95
                                                                              (INCEPTION)
                    Class S Shares*...................       %          %          %
                       Quarter Ended

                    Russell Midcap Index..............       %          %          %(2)

                             BEST QUARTER

                   Quarter Ended
                   ............... %

                             WORST QUARTER

                   Quarter Ended
                   ............... %

                   * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                   (1) AIM Capital Management, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

                   (2) Index return is for the period beginning October 1, 1995.

MORE ON THE        A I M Capital has managed the Portfolio since March 1, 1999.
PORTFOLIO          AIM Capital is an indirect subsidiary of AMVESCAP, one of
MANAGER            the world's largest independent investment companies. As of
                   December 31, 2002, AIM Capital and its immediate parent, A I
                   M Advisors, Inc., managed approximately $ 124 billion in assets. The address of AIM Capital is 11 Greenway Plaza,
                   Houston, Texas 77046.

                   The following persons at AIM Capital are primarily responsible for the day-to-day investment decisions of the
                   Portfolio:

                   NAME                  POSITION AND RECENT BUSINESS EXPERIENCE
                   ----                  ---------------------------------------

                   Robert M. Kippes      Senior Portfolio Manager

                                         Mr. Kippes has been associated with AIM
                                         Capital since 1989.

                   Kenneth A. Zschappel  Senior Portfolio Manager

                                         Mr. Zschappel has been associated with
                                         AIM Capital and/or its affiliates since
                                         1990.

                   Ryan E. Crane         Senior Portfolio Manager

                                         Mr. Crane has been associated with AIM
                                         Capital since 1994.

                    Jay K. Rushin        Portfolio Manager

                                         Mr. Rushin has been associated with AIM
                                         Capital from 1998 to the present and
                                         1994 to 1996. During the period of 1996
                                         to 1998, Mr. Rushin worked as an
                                         associate equity analyst at Prudential
                                         Securities.

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO (FORMERLY VAN KAMPEN GROWTH AND INCOME PORTFOLIO)

PORTFOLIO
MANAGER             Van Kampen

INVESTMENT
OBJECTIVE           Long-term growth of capital and income

PRINCIPAL           Under normal market conditions, the Portfolio Manager seeks
INVESTMENT          to achieve the Portfolio's investment objective by investing
STRATEGY            primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated
                    "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's ("S&P") or by Moody's Investors Service, Inc. ("Moody's"). A more complete description of security ratings is contained in the Trust's Statement of Additional Information.

                    In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Portfolio Manager may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Portfolio Manager indicate that it is desirable to do so. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                               Convertible Securities Risk
                                   Debt Securities Risk
                                     Derivative Risk
                                 Foreign Investment Risk
                                  Growth Investing Risk
                                       Manager Risk
                                 Market and Company Risk
                                  Mid-Cap Company Risk

                                    Small Company Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                     ING VAN KAMPEN GROWTH AND INCOME -- ANNUAL TOTAL RETURN*(1)

                                        [ANNUAL TOTAL RETURN CHART]

                                         Year          Return
                                         1994            0.59
                                         1995           31.06
                                         1996           20.65
                                         1997           29.82
                                         1998           14.13
                                         1999           15.88
                                         2000           -2.11
                                         2001          -11.95
                                         2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index and the Russell 1000 Index. The Standard & Poor's 500 Index is comprised of 500 U.S. stocks. The Russell 1000 Index consists of the 1000 largest companies in the Russell 3000 Index.

                                        AVERAGE ANNUAL TOTAL RETURN

                                                           1 YEAR     5 YEAR     10/4/93
                                                                               (INCEPTION)
                    Class S Shares*....................       %          %         %
                    Standard & Poor's
                      500 Index........................       %          %         %(2)
                    Russell 1000 Index.................       %          %         %(2)

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ............... %

                    * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                    (1) Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different portfolio manager.

                    (2) Index return is for the period beginning October 1, 1993.

MORE ON THE         Morgan Stanley Investment Management Inc. ("MSIM Inc.") is a
PORTFOLIO           registered investment adviser, located at 1221 Avenue of the
MANAGER             Americas, New York, New York 10020, and is a direct
                    subsidiary of Morgan Stanley. MSIM Inc. does business in certain instances (including in its role as Portfolio
                    Manager to the Portfolio) under the name "Van Kampen." As of December 31, 2002, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately
                    $ 376.2 billion.

                    The Portfolio is managed by Van Kampen's Equity Income team. Current members of the team include James A. Gilligan, Managing Director; James O. Roeder, Vice President; Sergio Marcheli, Vice President and Vincent Vizachero, Associate.

                                MORE INFORMATION

                           PORTFOLIO FEES AND EXPENSES

      The table that follows shows the estimated operating expenses paid each year by a Portfolio. These estimated expenses are based on the expenses paid by the Portfolios in the year 2002 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

      Your variable annuity contract or variable life insurance policy ("Variable Contract") is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company under your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Trust's Portfolios are not fixed or specified under the terms of your variable contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.

                                 CLASS A SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)

                                                                SHAREHOLDER                   TOTAL      FEE WAIVER/       TOTAL NET
                                 MANAGEMENT     DISTRIBUTION      SERVICES      OTHER       OPERATING      EXPENSE         PORTFOLIO
                                    FEE        (12B-1) FEE (2)      FEE       EXPENSES(3)    EXPENSES   REIMBURSEMENT(2)    EXPENSES
                                 ----------    ---------------  -----------   -----------   ---------   ----------------   ---------
Aim Capital Mid Cap                                  0.25%          0.25%                                    0.10%

Alliance Mid Cap Growth                              0.25%          0.25%                                    0.10%

Capital Guardian Large Cap
Value                                                0.25%          0.25%                                    0.10%

Capital Guardian Managed
Global                                               0.25%          0.25%                                    0.10%

Capital Guardian Small Cap                           0.25%          0.25%                                    0.10%

Developing World                                     0.25%          0.25%                                    0.10%

FMR Diversified Mid Cap                              0.25%          0.25%                                    0.10%

Goldman Sachs Internet
Tollkeeper(SM)                                       0.25%          0.25%                                    0.10%

Hard Assets                                          0.25%          0.25%                                    0.10%

Jennison Equity Opportunity                          0.25%          0.25%                                    0.10%

Mercury Focus Value                                  0.25%          0.25%         (4)                        0.10%

Mercury Fundamental Growth                           0.25%          0.25%         (4)                        0.10%

Salamon Brothers All Cap                             0.25%          0.25%                                    0.10%

Salomon Brothers Investors                           0.25%          0.25%                                    0.10%

                                                                SHAREHOLDER                   TOTAL      FEE WAIVER/       TOTAL NET
                                 MANAGEMENT     DISTRIBUTION      SERVICES      OTHER       OPERATING      EXPENSE         PORTFOLIO
                                    FEE        (12B-1) FEE (2)      FEE       EXPENSES(3)    EXPENSES   REIMBURSEMENT(2)    EXPENSES
                                 ----------    ---------------  -----------   -----------   ---------   ----------------   ---------
T. Rowe Price Capital
Appreciation                                         0.25%          0.25%                                    0.10%

T. Rowe Price Equity Income                          0.25%          0.25%                                    0.10%

UBS U.S. Balanced                                    0.25%          0.25%                                    0.10%

Van Kampen Equity Growth                             0.25%          0.25%          4)                        0.10%

Van Kampen Global Franchise                          0.25%          0.25%          4)                        0.10%

Van Kampen Growth and Income                         0.25%          0.25%                                    0.10%

Van Kampen Real Estate                               0.25%          0.25%                                    0.10%

(1) This table shows the estimated operating expenses for Class A shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

(2) Directed Services, Inc. ("DSI") has agreed to waive 0.10% of the distribution fee for Class A shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least December 31, 2003. There is no guarantee that this waiver will continue after this date.

(3) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expense.

(4) "Other Expenses" for the Van Kampen Equity Growth Portfolio, Mercury Focus Value Portfolio and Mercury Fundamental Growth Portfolio are estimated because the Portfolios did not have a full year of performance as of December 31, 2002.

EXAMPLE This example is intended to help you compare the cost of investing in Class A of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class A shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class A operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 Year             3 Years           5 Years            10 Years
                                                  ------             -------           -------            --------
Aim Capital Mid Cap

Alliance Mid Cap Growth

Capital Guardian Large Cap Value

Capital Guardian Managed Global

Capital Guardian Small Cap

Developing World

FMR Diversified Mid Cap

Goldman Sachs Internet TollkeeperSM

Hard Assets

Jennison Equity Opportunity

Mercury Focus Value

                                                  1 Year             3 Years           5 Years            10 Years
                                                  ------             -------           -------            --------
Mercury Fundamental Growth

Salamon Brothers All Cap

Salomon Brothers Investors

T. Rowe Price Capital Appreciation

T. Rowe Price Equity Income

UBS U.S. Balanced

Van Kampen Equity Growth

Van Kampen Global Franchise

Van Kampen Growth and Income

Van Kampen Real Estate

                           SUMMARY OF PRINCIPAL RISKS

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTIONS OF THE PORTFOLIOS AND ARE DESCRIBED IN THIS SECTION. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPALS RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a portfolio's performance.

ALLOCATION RISK. A portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by a portfolio manager. A portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

BORROWING AND LEVERAGE RISK. The Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of the Portfolio shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CLOSED-END INVESTMENT COMPANY RISK. When a portfolio invests in closed-end investment companies, the portfolio indirectly pays a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the portfolio.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities and tends to decline as interest rates increase and increase as interest rates decline. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a portfolio's investments in foreign currency-denominated securities may reduce the value of a portfolio's assets.


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DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities.

DERIVATIVE RISK. A portfolio may use futures, options, swaps and other derivative instruments to hedge or protect a portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain a portfolio's investment objective. A portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (1940
Act), which means that the portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKET RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.

HARD ASSET RISK. The production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with


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extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.

HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgement.

INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDUSTRY CONCENTRATION RISK. Since the Portfolio invests primarily in securities of companies in a particular market sector, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector.

INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on the Portfolio during the start-up phase when the Portfolio's asset base is relatively small. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a portfolio to be more volatile than if a portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets .

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A portfolio's investments in illiquid securities may reduce the returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no assurance that these will achieve a Portfolio's objective, and a portfolio manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.


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MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

MARKET TRENDS RISK. From time to time, the stock market may not favor the type or style of securities in which a portfolio invests.

MATURITY RISK. Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price.

MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

MORTGAGE RISK. A portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a portfolio because a portfolio will have to reinvest that money at the lower prevailing interest rates.

OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
(OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

To the extent that a portfolio invests significantly in one geographic region or country, a portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.

REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject the Fund to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

RESTRICTED AND ILLIQUID SECURITIES RISK. Certain Portfolio may invest in restricted and illiquid securities. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio Manager might wish to sell, and the secuirty could have the effect of decreasing the overall level of


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the Portfolio's liquidity. Further ,the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

SECTOR RISK. A sector is a group of selected industries, such as technology. A portfolio may, at times, invest significant assets in securities of issuers in one or more market sectors, such as technology. To the extent a portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a portfolio than it would on a fund that has securities representing a broader range of investments.

SECURITIES LENDING RISK. The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio.

SHORT SALES RISK. A portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the portfolio manager believes that the price of a security may decline, causing the value of a security owned by the portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the portfolio owns.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.

SOVEREIGN DEBT RISK. The Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

SPECIAL SITUATIONS RISK. A " special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Investments in special situation companies may not appreciate if an anticipated development does not occur or does not produce the anticipated result.

UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. A portfolio equity investments in an issuer may rise and fall based on the issuer's


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actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A portfolio manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

VALUE INVESTING RISK. A particular risk of a portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented stocks and may not favor equities at all.

SHORT SALES RISK. A portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the portfolio manager believes that the price of a security may decline, causing the value of a security owned by the portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the portfolio owns.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.


A WORD ABOUT        Each Portfolio in this prospectus, unless specifically noted
PORTFOLIO           under a portfolio's principal investment strategy, is
DIVERSITY           diversified, as defined in the Investment Company Act of
                    1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under a portfolio's principal investment strategy, is fundamental.
                    In addition, investment restrictions are fundamental if so designated in this prospectus or statement of additional information. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL          The Statement of Additional Information is made a part of
INFORMATION         this prospectus. It identifies investment restrictions more
ABOUT THE           detailed risk descriptions, a description of how the bond
PORTFOLIOS          rating system works and other information that may be
                    helpful to you in your decision to invest. You may obtain a copy without charge by calling our Customer Service Center at 1-800-344-6864, or downloading it from the Securities and Exchange Commission's website (http://www.sec.gov).

NON-FUNDAMENTAL     Certain Portfolios have adopted non-fundamental investment
INVESTMENT          policies to invest the assets of the Portfolio in securities
POLICIES            that are consistent with the Portfolio's name. For more
                    information about these policies, please consult the Statement of Additional Information.

TEMPORARY           A portfolio manager may depart from a portfolio's its
DEFENSIVE           principal investment strategies by temporarily investing for
POSITIONS           defensive purposes when a Portfolio Manager believes that
                    adverse market, economic, political or other conditions may affect a Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash items, debt securities that are high quality or higher than normal, more liquid securities or others. While a portfolio invests defensively, it may not be able to pursue its investment objective. A portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a portfolio may engage, unless


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                    specifically noted under a portfolio's principal investment strategy, are identified and discussed, together with their risks, in the Statement of Additional Information.

INDEPENDENT         Ernst & Young LLP, located at Two Commerce Square, Suite
AUDITORS            4000, 2001 Market Street, Philadelphia, Pennsylvania 19103.

FINANCIAL           Because the Class A shares of the Funds commenced operations
HIGHLIGHTS          in 2002, audited financial highlights for the Portfolios are not available.


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THE ADVISER         Directed Services, Inc. ("DSI"), a New York corporation, is the adviser to the Trust. As of December 31, 2002, DSI managed over $____ billion in registered investment company assets. DSI is registered with the U.S. Securities and Exchange Commission ("SEC") as an investment adviser and a broker-dealer.

                    DSI, subject to the supervision of the Board of Trustees of the Trust, (the "Board"), acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, the Adviser delegates to Portfolio Managers the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement portfolio managers to the Board of the Trust. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace a non-affiliated Portfolio Manager for a Portfolio, as well as change the terms of a contract with a non-affiliated portfolio manager without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of the portfolio manager of a portfolio. In this event, the name of the portfolio and its investment strategies may also change.

                    DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a portfolio's assets and the purchase and sale of portfolio securities for one or more portfolios.

ADMINISTRATIVE      In addition to advisory services, DSI provides
SERVICES            administrative and other services necessary or the ordinary operation of the Portfolios. DSI procures and pays for the services and information necessary to the proper conduct of the portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services.
                    DSI also acts as liaison among the various service providers to the portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the portfolios offer their shares. DSI also ensures that the portfolios operate in compliance with applicable legal requirements and monitors the portfolio managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, including the cost of the Trustees and Officers Errors and Omissions Liability
                    Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses. The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the portfolio managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by the Manager.

                    The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the portfolio managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by the Manager.

                    DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services will provide the Portfolios with certain administrative services. The administrative services performed by ING Funds Services on behalf of DSI include acting as a liaison among


                                       76
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                    the various service providers to the Portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and monitoring the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios.

PORTFOLIO           DSI is the principal underwriter and distributor of each
DISTRIBUTION        Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania
                    19380.

                    DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

CLASS OF SHARES     The Trust offers three classes of shares of each Portfolio which are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only Class A shares are offered by this prospectus.

RULE 12B-1          The Trust has adopted a Rule 12b-1 Distribution Plan (the
DISTRIBUTION        "12b-1 Plan") for the Class A shares of each Portfolio of
FEES                the Trust. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to DSI, as the Distributor, to pay or reimburse certain distribution-related expenses. DSI has agreed to waive 0.10% of the distribution fee for Class A shares. The expense waiver will continue through at least December 31, 2003, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:

                    (a) printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

                    (b) expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

                    (c) holding seminars and sales meetings designed to promote Trust shares;

                    (d) obtaining information and providing explanations to variable contract owners or other investors regarding a portfolio's investment objectives and policies and other information about the Trust and the portfolios including the performance of the portfolio's Class A Shares;

                    (e)   training sales personnel regarding the Trust

                    (f) compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and


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
                             SHARE PRICE (CONTINUED)

                    (g) financing any other activity that the Trust's Board of Trustees determines is primarily intended to result in the sale of the portfolios' Class A Shares.

SERVICE FEES        The Trust has entered into a Shareholder Services Agreement
                    (the "Agreement") for the Class A and S shares of each portfolio of the Trust. The Agreement allows DSI, the Distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class A and S shares and their beneficial shareholders, including variable contract owners with interests in the portfolios. Services that may be provided under the Agreement include, among other things, providing information about the portfolios and delivering portfolio documents.
                    Under the Agreement, each portfolio makes payments to DSI at an annual rate of up to 0.25% of the portfolio's average daily net assets attributable to its Class A and S shares.

                    Effective August 1, 2002, in connection with the implementation of the Multiple Class Plan, the management fee below of those Portfolios that commenced operations prior to May 1, 2002 was reduced by 0.25%, the same amount as the new service fee.

ADVISORY FEE        The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more portfolios).

                    MANAGEMENT FEE PAID IN 2002. The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                                                  FEE PAID TO ADVISER DURING 2002
                    PORTFOLIO                                   (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                    AIM Capital Mid Cap                                           %
                    Alliance Mid Cap Growth                                       %
                    Capital Guardian Large Cap Value                              %
                    Capital Guardian Managed Global                               %
                    Capital Guardian Small Cap                                    %
                    Developing World                                              %
                    FMR Diversified Mid-Cap                                       %
                    Goldman Sachs Internet TollkeeperSM                           %
                    Hard Assets                                                   %
                    Jennison Equity Opportunity                                   %
                    Mercury Focus Value                                           %
                    Mercury Fundamental Growth                                    %
                    Salomon Brothers All Cap                                      %
                    Salomon Brothers Investors                                    %
                    T. Rowe Price Capital Appreciation                            %
                    T. Rowe Price Equity Income                                   %
                    UBS U.S. Balanced                                             %
                    Van Kampen Equity Growth                                      %
                    Van Kampen Global Franchise                                   %
                    Van Kampen Growth and Income                                  %
                    Van Kampen Real Estate                                        %

                    * DSI had agreed to a voluntary fee waiver of 0.05% of assets in excess of $840 million with respect to the Van Kampen Growth and Income Portfolio through December 31, 2002.

                    DSI pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.

                                   SHARE PRICE

                    The net asset value (NAV) per share for each class of each Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Portfolios do not price shares, the NAV of a Portfolio that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

                    In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

                            TAXES AND DISTRIBUTIONS

                    The Trust pays net investment income, if any, on outstanding shares of each portfolio annually, except that net investment income of the Liquid Asset Portfolio is declared as a dividend daily and paid monthly and that the Limited Maturity Bond Portfolio may declare a dividend monthly or quarterly. Any net realized long-term capital gains for any portfolio will be declared and paid at least once annually. Net realized short-term gains may be declared and paid more frequently. Dividends and distributions made by any portfolio will automatically be reinvested in additional shares of that portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract) makes an election to receive distributions in cash. Dividends or distributions by a portfolio other than the Liquid Asset Portfolio will reduce the per share net asset value by the per share amount paid.

                    Each portfolio of the Trust intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the portfolios are generally not subject to federal income tax on its ordinary income and net realized capital gains that are distributed. It is each portfolio's intention to distribute all such income and gains.

                    Each portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a portfolio to the insurance company's separate accounts.

                    The foregoing is only a summary of some of the important federal income tax considerations generally affecting a portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

TO OBTAIN MORE INFORMATION

A Statement of Additional Information, dated May 1, 2003, has been filed with the Securities and Exchange Commission, and is made a part of this prospectus by reference.

Additional information about the GCG Trust's investments is available in the GCG Trust's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the GCG Trust's performance during its last fiscal year.

To obtain a free copy of these documents or to make inquiries about the portfolios, please write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066.

Information about the GCG Trust can be reviewed and copied at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the GCG Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

THE GCG TRUST TRUSTEES

Paul S. Doherty

J. Michael Earley

R. Barbara Gitenstein

R. Glenn Hilliard

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

Blaine E. Rieke

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer

               ING [LOGO]

05/01/03                                                   SEC File No. 811-5629

ING INVESTORS TRUST
(FORMERLY THE GCG TRUST)

PROSPECTUS
MAY 1, 2003
CLASS I SHARES
                              MONEY MARKET FUND
                              ING Liquid Assets Portfolio

                              BOND FUNDS
                              ING Limited Maturity Bond Portfolio
                              ING PIMCO Core Bond Portfolio

                              BALANCED FUNDS
                              ING MFS Total Return Portfolio

                              STOCK FUNDS
                              ING Eagle Asset Value Equity Portfolio
                              ING Janus Growth and Income Portfolio
                              ING Janus Special Equity Portfolio
                              ING J.P. Morgan Fleming Small Cap Equity Portfolio ING Marsico Growth Portfolio
                              ING MFS Mid Cap Growth Portfolio
                              ING MFS Research Portfolio

                              INTERNATIONAL/GLOBAL
                              ING International Equity Portfolio
                              Ing J.P. Morgan Fleming International Enhanced EAFE PORTFOLIO

NOT ALL FUNDS MAY BE AVAILABLE IN ALL JURISDICTIONS,
UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

                                                                     ING [LOGO]

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS

IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, WE REFER TO THE ING INVESTORS TRUST AS "THE TRUST," AND TO A PORTFOLIO OF THE TRUST INDIVIDUALLY AS A "PORTFOLIO" AND COLLECTIVELY AS THE "PORTFOLIOS."

                                                                          PAGE
INTRODUCTION
ING Investors Trust.....................................................
Investment Adviser......................................................
Class of Shares
Investing through your Variable Contract
or Qualified Plan ......................................................
Why Reading this Prospectus is Important................................

DESCRIPTION OF THE PORTFOLIOS
ING Eagle Asset Value Equity............................................
    ING International Equity
    ING Janus Growth and Income
    ING Janus Special Equity
    ING J.P. Morgan Fleming Int'l Enhanced EAFE
    ING J.P. Morgan Fleming Small Cap Equity
    ING Limited Maturity
    ING Liquid Assets
    ING Marsico Growth
    ING MFS Mid Cap Growth
    ING MFS Research
    ING MFS Total Return
    ING PIMCO Core Bond

PORTFOLIO FEES AND EXPENSES

SUMMARY OF PRINCIPAL RISKS

MORE INFORMATION
    A Word about Portfolio Diversity....................................
    Additional Information about the
       Portfolios.......................................................
    Non-Fundamental Investments Policies................................
    Temporary Defensive Positions.......................................
    Portfolio Turnover..................................................
    Independent Auditors................................................

FINANCIAL HIGHLIGHTS

OVERALL MANAGEMENT OF THE TRUST

THE ADVISER.............................................................

ADMINISTRATIVE SERVICES.................................................

DISTRIBUTION

CLASS OF SHARES
    Rule 12b-1 Distribution Fees........................................
    Service Fees .......................................................

ADVISORY FEE............................................................

SHARE PRICE.............................................................

TAXES AND DISTRIBUTIONS.................................................

TO OBTAIN MORE INFORMATION..............................................  Back

ING INVESTORS TRUST TRUSTEES............................................  Back

AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

                                  INTRODUCTION

ING INVESTORS     ING Investors Trust, (the "Trust") is an open-end management
TRUST             investment company. The Trust consists of a group of mutual fund portfolios (referred to individually as a "Portfolio" and collectively, as the "Portfolios"). Not all of the Portfolios are offered in this prospectus.

INVESTMENT        Directed Services, Inc. ("DSI") is the investment adviser of
ADVISER           each Portfolio, and each Portfolio has a sub-adviser referred to herein as a "Portfolio Manager". DSI is a wholly-owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management.

CLASS OF SHARES   Pursuant to a multiple class plan (the "Plan"), each Portfolio offers three classes of shares. This prospectus relates only to the Class I shares. For more information about Class I shares, please refer to the section of this prospectus entitled "Class of Shares."

INVESTING         Shares of the Portfolios of the Trust may be offered to
THROUGH YOUR      segregated asset accounts ("Separate Accounts") of insurance
VARIABLE          companies as investment options under variable annuity
CONTRACT OR       contracts and variable life insurance policies ("Variable
QUALIFIED PLAN    Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable
                  Contract and to certain investment advisers and their affiliates.

WHY READING       This prospectus explains the investment objective, risks and
THIS PROSPECTUS   strategy of each of the Portfolios of the Trust offered in
IS IMPORTANT      this prospectus. Reading the prospectus will help you to
                  decide whether a Portfolio is the right investment for you.
                  You should keep this prospectus for future reference.

ING EAGLE ASSET VALUE EQUITY PORTFOLIO (FORMERLY VALUE EQUITY PORTFOLIO)

PORTFOLIO
MANAGER           Eagle Asset Management, Inc. ("Eagle Asset")

INVESTMENT
OBJECTIVE         Capital appreciation. Dividend income is a secondary
                  objective.

PRINCIPAL         The Portfolio normally invests at least 80% of its assets in
INVESTMENT        equity securities of domestic and foreign issuers that meet
STRATEGY          quantitative standards relating to financial soundness and high intrinsic value relative to price. The equity securities in which the Portfolio invests include, common stocks, securities convertible into common stocks, options on equities and rights and warrants. The principal strategies used to select the investments include:

                    (i) A two-step process to identify possible value opportunities:

                          - Screening the universe of equity securities for four key variables: low price-to-book ratios; low price-to-sales ratios; low price-to earnings ratios; and attractive relative price-to-earnings ratios

                          - Performing in-depth fundamental research on individual companies including their industry outlook and trends, strategy, management strength, and financial stability

                    (ii) Identifying stocks trading at a discount to their underlying intrinsic value and which fall into at least one of three basic categories:

                          - "Pure" value opportunities: stocks that appear attractive relative to the broader market

                          - "Relative" value opportunities: stocks that trade at a discount to the valuation parameters that the market has historically applied to them or their peer group

                          - "Event-driven" value opportunities: stocks whose underlying value may be recognized as a result of a realized or anticipated event

                  The Portfolio may invest up to 25% of its total assets in foreign issuers. The Portfolio may write covered put and call options and may purchase protective puts. It may also purchase uncovered puts and calls that expose up to 55 of the Portfolio's total assets, and may enter into financial futures contracts and options thereon and currency hedging transactions.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                          Derivatives Risk
                                      Foreign Investment Risk
                                            Manager Risk
                                      Market and Company Risk
                                        Value Investing Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                      ING EAGLE ASSET VALUE EQUITY -- ANNUAL TOTAL RETURN*

                                    [ANNUAL TOTAL RETURN CHART]

                                         Year          Return
                                         1995          35.21
                                         1996          10.62
                                         1997          27.28
                                         1998           1.55
                                         1999           0.51
                                         2000           8.77
                                         2001          -4.43
                                         2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index and the Russell 1000 Value Index. The Standard & Poor's 500 Index is an unmanaged index comprised of 500 U.S. stocks. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

                                        AVERAGE ANNUAL TOTAL RETURN

                                                            1 YEAR        5 YEAR          1/3/95
                                                                                        (INCEPTION)
                   Class S Shares*....................          %             %             %
                   Standard & Poor's 500 Index........          %             %             %(1)
                   Russell 1000 Value Index...........          %             %             %(1)

                             BEST QUARTER

                   Quarter Ended
                   ............... %

                             WORST QUARTER

                   Quarter Ended
                   ............... %

                  * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                  (1) Index return is for the period beginning January 1, 1995.

MORE ON THE       Eagle Asset has managed the Portfolio since its inception.
PORTFOLIO         Eagle Asset is in the business of managing institutional
MANAGER           client accounts and individual accounts on a discretionary basis. Eagle Asset is a subsidiary of Raymond James Financial, Inc., a publicly traded company whose shares are listed on the New York Stock Exchange. As of December 31, 2002, Eagle Asset had approximately $ 5.7 billion in client assets under management. The address of Eagle Asset is 880 Carillon
                  Parkway, St. Petersburg, Florida 33716.

                  The following person at Eagle Asset is primarily responsible for the day-to-day investment decisions of the Portfolio:

                  NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
                  ----                   ---------------------------------------

                  Edmund Cowart          Managing Director and Portfolio Manager

                                         Mr. Cowart assumed responsibility for
                                         the day-to-day investment decisions of
                                         the Value Equity Portfolio on August 1,
                                         1999. Prior to that, he served as
                                         Managing Director for a major
                                         investment advisor since 1990. He has
                                         over 20 years of investment experience
                                         and is a Chartered Financial Analyst.

ING INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO
MANAGER           ING Investments, LLC ("ING Investments")

INVESTMENT
OBJECTIVE         Long-term growth of capital

PRINCIPAL
INVESTMENT        Under normal conditions, the Portfolio invests at least 80% of its net assets and borrowings for investment purposes in equity securities of issuers located in countries outside of the United States. The term equity securities may include common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Portfolio
                  Manager believes they present attractive investment opportunities. The Portfolio also may invest up to 20% of its assets in securities of U.S. issuers, including investment-grade debt securities.

                  The Portfolio Manager primarily uses "bottom-up" fundamental analysis to identify stocks that it believes offer good value relative to their peers in the same industry, sector or region. The Portfolio Manager also uses "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Portfolio Manager focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, and quality of management and financial measures, especially cash flow and the cash flow return on capital.

                  The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small- and medium-sized companies.

                  The Portfolio Manager will invest at least 65% of the Portfolio in assets of companies which, based upon a fundamental analysis of a company's earning prospects, it believes will experience faster earnings per share growth than that of other companies located in one or more of the same market, sector, or industry.

                  The Portfolio may also invest in debt securities and in derivatives, including options and futures contracts, options on futures and forward contract. The Portfolio may also engage in forward foreign currency contracts, and interest rate futures contracts.

                  The Portfolio may also lend up to 33 1/3% of its total assets.

                  When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL         Any investment involves the possibility that you will lose
RISKS             money or not make money. An investment in the Portfolio is subject to the following principal risks:

                                            Call Risk
                                       Debt Securities Risk
                                         Derivatives Risk
                                       Emerging Market Risk
                                     Foreign Investment Risk
                                        Interest Rate Risk
                                          Liquidity Risk
                                           Manager Risk
                                     Market and Company Risk
                                        Market Trends Risk
                                          Maturity Risk
                                       Mid-Cap Company Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                         ING INTERNATIONAL EQUITY -- ANNUAL TOTAL RETURN*

                                        [ANNUAL TOTAL RETURN CHART]

                                         Year          Return
                                         2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST INDEX (MSCI EAFE INDEX). The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the Index.

                                    AVERAGE ANNUAL TOTAL RETURN

                                                                     1 YEAR    12/17/01
                                                                              (INCEPTION)
                  Class S Shares*................................      %           %
                  MSCI EAFE Index................................      %           %(1)

                            BEST QUARTER

                  Quarter Ended
                  ............... %

                            WORST QUARTER

                  Quarter Ended
                  ............... %

                  * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                  (1) Index return is for the period beginning December 1, 2001.

MORE ON THE       ("ING Investments") serves as the Portfolio Manager to the
PORTFOLIO         Portfolio. ING Investments also serves as an investment
MANAGER           adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

                  ING Investments is a registered investment adviser with the SEC. ING Investments is an indirect wholly owned subsidiary of ING Groep, N.V., As of December 31, 2002, ING managed over $____ billion in assets. The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Investments is affiliated with DSI through their common ownership by ING Groep, N.V.

                  The following persons at ING Investments are primarily responsible for the day-to-day investment decisions of the
                  Portfolio:

                  NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
                  ----                   ---------------------------------------

                  Richard T. Saler       Senior Vice President and Director of
                                         International

                                         Equity Investment Strategy of ING
                                         Investments. From 1986 until July 2000,
                                         Mr. Saler was Senior Vice President and
                                         Director of International Equity
                                         Strategy at Lexington Management
                                         Corporation ("Lexington"), which was
                                         acquired by ING Investments' parent
                                         company in July 2000.

                  Phillip A. Schwartz    Senior Vice President and Director of
                                         International

                                         Equity Investment Strategy of ING
                                         Investments. Prior to joining ING
                                         Investments in July 2000, Mr. Schwartz
                                         was Senior Vice President and Director
                                         of International Equity Investment
                                         Strategy at Lexington, which was
                                         acquired by ING Investments' parent
                                         company in July 2000. Prior to 1993,
                                         Mr. Schwartz was a Vice President of
                                         European Research Sales with Cheuvreux
                                         de Virieu in Paris and New York.

ING JANUS GROWTH AND INCOME PORTFOLIO (FORMERLY JANUS GROWTH AND INCOME
PORTFOLIO)

PORTFOLIO
MANAGER           Janus Capital Management LLC ("Janus Capital")

INVESTMENT
OBJECTIVE         Long-term capital growth and current income

PRINCIPAL         The Portfolio normally emphasizes investments in common
INVESTMENT        stocks. It will normally invest up to 75% of its assets in
STRATEGY          equity securities selected primarily for their growth
                  potential, and at least 25% of its assets in securities the Portfolio Manager believes have income potential. Because of this investment strategy, the Portfolio is not designed for investors who need consistent income.

                  The Portfolio Manager applies a "bottom up" approach in choosing investments. In other words, the Portfolio Manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Portfolio Manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. The Portfolio emphasizes aggressive growth stocks and may derive a significant portion of its income from dividend-paying common stocks. Because of these factors, the Portfolio's net asset value may fluctuate more than other equity funds.

                  The Portfolio Manager may shift assets between the growth and income components of the Portfolio based on the Portfolio Manager's analysis of relevant market, financial and economic conditions. If the Portfolio Manager believes that growth securities will provide better returns than the yields available or expected on income-producing securities, the Portfolio Manager may place a greater emphasis on the growth component.

                  The growth component of the Portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential.

                  The income component of the Portfolio is expected to consist of securities that the Portfolio Manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Portfolio if they currently pay dividends or the Portfolio Manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

                  The Portfolio may also invest in:

                        -     debt securities

                        - foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets) (without limit)

                        -     high-yield bonds (up to 35%) of any quality

                        -     index/structured securities

                        - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

                        - securities purchased on a when-issued, delayed delivery or forward commitment basis

                        -     illiquid investments (up to 15%)

                        -     special situation companies

                        - from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors

                  CASH AND CASH EQUIVALENTS. When the Portfolio Manager believes that market conditions are unfavorable for profitable investing or when it is otherwise unable to locate attractive investment opportunities for the Portfolio, the Portfolio's cash or similar investments may increase. The Portfolio Manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

                  PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                               Call Risk
                                      Convertible Securities risk
                                              Credit Risk
                                          Debt Securities risk
                                            Derivative Risk
                             Foreign Investment Risk Growth Investing risk
                                          High-Yield Bond Risk
                                              Income Risk

                                           Interest Rate Risk
                                             Liquidity risk
                                              Manager Risk
                                        Market and Company Risk
                                             Maturity Risk
                                              Sector Risk
                                           Small Company Risk
                                        Special Situations Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                         ING JANUS GROWTH AND INCOME -- ANNUAL TOTAL RETURN*

                                   [ANNUAL TOTAL RETURN CHART]

                                         Year          Return
                                         2001          -9.51
                                         2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged index comprised of 500 U.S. stocks.

                                      AVERAGE ANNUAL TOTAL RETURN

                                                                  1 YEAR     10/2/00
                                                                           (INCEPTION)
                  Class S Shares*..............................     %           %
                  Standard & Poor's 500 Index..................     %           %(1)

                             BEST QUARTER

                   Quarter Ended
                   ............... %

                             WORST QUARTER

                   Quarter Ended
                   ............... %

                  * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                  (1) Index return is for the period beginning October 1, 2000.

MORE ON THE       Janus Capital and its predecessor firm have managed the
PORTFOLIO         Portfolio since its inception. Janis Capital has been an
MANAGER           investment adviser since 1969, and provides advisory services to managed accounts and investment companies. As of December
                  31, 2002, Janus Capital managed approximately $ 137 billion in assets. The address of Janus Capital is 100 Fillmore Street,
                  Denver, Colorado 80206.

                  Janus Capital is a majority owned subsidiary of Janus Capital Group Inc. ("JCG") and owns approximately 92% of the outstanding member interests of Janus Capital. JCG is a publicly traded holding company with principal operations in financial asset management businesses.

                  The following person at Janus Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:

                  NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
                  ----                   ---------------------------------------

                  David J. Corkins       Executive Vice President and Portfolio
                                         Manager of the Portfolio since its
                                         inception.

                                         Mr. Corkins joined Janus Capital in
                                         1995 as a research analyst specializing
                                         in domestic financial services
                                         companies and a variety of foreign
                                         industries. Mr. Corkins holds a
                                         Bachelor of Arts degree in English and
                                         Russian from Dartmouth and he received
                                         his Master's degree in Business
                                         Administration from Columbia University
                                         in 1993.

ING JANUS SPECIAL EQUITY PORTFOLIO (FORMERLY SPECIAL SITUATIONS PORTFOLIO)

PORTFOLIO
MANAGER           Janus Capital Management LLC ("Janus Capital)

INVESTMENT
OBJECTIVE         Capital appreciation

PRINCIPAL         The Portfolio invests, under normal circumstances, at least
INVESTMENT        80% of its net assets (plus borrowings for investment
STRATEGY          purposes) in equity securities with the potential for long-
                  term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

                  The Portfolio Manager applies a "bottom up" approach in choosing investments. In other words, the Portfolio Manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Portfolio Manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Portfolio Manager chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

                  The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

                  The Portfolio may also invest in debt securities, foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

                  CASH AND CASH EQUIVALENTS. When the Portfolio Manager believes that market conditions are unfavorable for profitable investing or when it is otherwise unable to locate attractive investment opportunities for the Portfolio, the Portfolio's cash or similar investments may increase. The Portfolio Manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds. Cash equivalent investments may include a money market fund managed by the Portfolio Manager.

                  PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                        Debt Securities Risk
                                          Derivative Risk
                                        Diversification Risk
                                      Foreign Investment Risk
                                         Interest Rate Risk
                                           Liquidity Risk
                                            Manager risk
                                      Market and Company Risk
                                           Maturity Risk
                                            Sector Risk
                                         Small Company Risk
                                      Special Situations Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                       ING JANUS SPECIAL EQUITY -- ANNUAL TOTAL RETURN*

                                        [ANNUAL TOTAL RETURN CHART]

                                         Year          Return
                                         2001          -5.03
                                         2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged index comprised of 500 U.S. stocks.

                                        AVERAGE ANNUAL TOTAL RETURN

                                                                 1 YEAR     10/2/00
                                                                           (INCEPTION)
                  Class S Shares*..............................     %          %
                  Standard & Poor's 500 Index..................     %          %(1)

                            BEST QUARTER

                  Quarter Ended
                  ............... %

                            WORST QUARTER

                  Quarter Ended
                  ............... %

                  * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                  (1) Index return is for the period beginning October 1, 2000.

MORE ON THE       Janus Capital Management LLC and its predecessor firm ("Janus
PORTFOLIO         Capital") have managed the Portfolio since its inception.
MANAGER           Janus Capital has been an investment adviser since 1970, and provides advisory services to managed accounts and investment companies. As of December 31, 2002, Janus Capital managed approximately $ 137 billion in assets. The address of Janus
                  Capital is 100 Fillmore Street, Denver, Colorado 80206.

                  Janus Capital is a majority owned subsidiary of Janus Capital Group Inc. ("JCG") and owns approximately 92% of the outstanding member interests of Janus Capital. JCG is a publicly traded holding company with principal operations in financial asset management businesses.

                  The following person at Janus Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:

                  NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
                  ----                   ---------------------------------------

                  David C. Decker        Executive Vice President and Portfolio
                                         Manager of the Portfolio since its
                                         inception.

                                         Mr. Decker joined Janus Capital in 1992
                                         and has managed various other mutual
                                         funds and private accounts since that
                                         time. Mr. Decker holds a Master's of
                                         Business Administration degree in
                                         Finance from the Fuqua School of
                                         Business at Duke University and a
                                         Bachelor of Arts degree in Economics
                                         and Political Science from Tufts
                                         University. Mr. Decker has earned the
                                         right to use the Chartered Financial
                                         Analyst designation.

ING J.P. MORGAN FLEMING INTERNATIONAL ENHANCED EAFE PORTFOLIO (FORMERLY INTERNATIONAL ENHANCED EAFE PORTFOLIO

PORTFOLIO
MANAGER           J.P. Morgan Fleming Asset Management (London) Limited ("J.P.
                  Morgan (London))

INVESTMENT
OBJECTIVE         Total return from long-term capital growth and income

PRINCIPAL         Under normal conditions, the Portfolio will invest at least
INVESTMENT        80% of its total assets in a broad portfolio of equity
STRATEGY          securities of established foreign companies of various sizes, including foreign subsidiaries of U.S. companies, based in countries that are represented in the Morgan Stanley Capital
                  International, Europe, Australia and Far East Index (the "EAFE
                  Index"). The EAFE Index is a widely recognized benchmark of the stock markets of the world's developed nations other than the United States. Equity securities include common stocks, preferred stocks, securities that are convertible into common stocks and warrants to purchase common stocks. These investments may take the form of depositary receipts.

                  The Portfolio Manager's investment process emphasizes stock selection as the primary source of returns. Although the security selection process varies across different regions, the overall process has several common themes. These may be summarized as: an emphasis on `bottom-up' security selection driven by fundamental research and analysis and extensive direct contact with company management. The Portfolio Manager completes the process using disciplined portfolio construction and formal risk control techniques to build a portfolio that reflects its stock selection ideas, while also seeking to manage risk relative to the EAFE Index.

                  The Portfolio Manager will seek to diversify the Portfolio by investing in at least three issuers in several countries other than the United States. However, the Portfolio may invest a substantial part of its assets in just one country.

                  The Portfolio intends to invest in companies (or governments) in the following countries or regions: the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, the Netherlands, France, Switzerland, Italy, Scandinavia and Spain), Australia, Canada and other countries or areas that the Portfolio Manager may select from time to time. However, the Portfolio may also invest in companies or governments in developing countries.

                  The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio Manager may adjust the Portfolio's exposure to each currency based on its view of the markets and issuers. The Portfolio Manager will decide how much to invest in the securities of a particular country or currency by evaluating the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. It may increase or decrease the emphasis on a type of security, industry, country or currency, based on its analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rate trends. The Portfolio may purchase securities denominated in a currency other than the country in which the company is located.

                  Although the Portfolio invests primarily in equities of companies based in countries that are represented in the EAFE Index, it may also invest up to 20% of its assets in other types of securities including the following:

                        -     Companies or governments in developing countries

                        - Investment grade debt securities. Investment-grade means a rating of Baa or higher by Moody's Investors Service, Inc. ("Moody's"), BBB or higher by Standard & Poor's Corporation ("S&P") or the equivalent by another national rating organization or unrated securities of comparable quality

                        - Debt securities denominated in currencies other than U.S. dollar or issued by a single foreign government or international organization, such as the World Bank

                        - High-quality money market instruments and repurchase agreements

                  To temporarily defend its assets, the Portfolio may invest any amount of its assets in high-quality money market instruments and repurchase agreements.

                  Where capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries.

                  The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or currency exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income, gain or currency exposure.

                  The Portfolio is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified portfolio would.

                  The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                Closed-End Investment Company risk
                           Convertible and Fixed Income Securities Risk
                                          Currency Risk
                                       Debt Securities Risk
                                     Defensive Investing Risk
                                       Diversification Risk
                                         Derivative Risk
                                       Emerging Market Risk
                                     Foreign Investment Risk
                                        Interest Rate Risk
                                           Manager risk
                                     Market and Company Risk
                                          Maturity Risk
                                        Small Company Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance.
                  Performance information is only shown for portfolios that have had a full calendar year of operations. The International
                  Enhanced EAFE Portfolio commenced operations on May 1, 2002.
                  Since the Portfolio has not had a full calendar year of operations, annual performance information has not been provided.

MORE ON THE       J.P. Morgan (London) has been the Portfolio Manager to the
PORTFOLIO         Portfolio since its inception J.P. Morgan (London) is a
MANAGER           wholly-owned subsidiary of J.P. Morgan Chase & Co. and makes the day-to-day investment decisions for the Portfolio. J.P.
                  Morgan (London) is located at 20 Finsbury Street, London
                  EC2Y9AQ. As of December 31, 2002, JP Morgan London and its affiliates had $ 515 billion in assets under management.

                  The following persons at J.P. Morgan (London) are primarily responsible for the day-to-day investment decisions of the
                  Portfolio:

                  NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
                  ----                   ---------------------------------------

                  Peter Harrison         Managing Director at JP. Morgan
                                         (London); Head of the Global Portfolios
                                         Group.

                                         Mr. Harrison has worked at J.P. Morgan
                                         (London) since 1996 in a number of
                                         portfolio management roles.

                  James Fisher           Managing Director at J.P. Morgan
                                         (London); Portfolio Manager of EAFE
                                         funds.

                                         Mr. Fisher has worked at J.P. Morgan
                                         (London) and its predecessor companies
                                         since 1985 in numerous investment
                                         roles.

                  Tim Leask              Mr. Leask is Vice President and client
                                         portfolio manager in the Global
                                         Portfolios Group. An employee of J.P.
                                         Morgan and its predecessor companies
                                         since January 1997, Mr. Leask was a
                                         client portfolio manager in the Global
                                         Emerging Markets Portfolio Group and a
                                         Managing Director of Fleming Ans, a
                                         Merchant Bank, the Fleming Group's
                                         joint venture in Trinidad prior to his
                                         present position.

ING J.P. MORGAN FLEMING SMALL CAP EQUITY PORTFOLIO (FORMERLY J.P. MORGAN FLEMING SMALL CAP EQUITY PORTFOLIO)

PORTFOLIO
MANAGER           J.P. Morgan Fleming Asset Management (USA) Inc. (JP Morgan
                  Fleming (USA))

INVESTMENT
OBJECTIVE         Capital growth over the long term

PRINCIPAL         Under normal market conditions, the Portfolio invests at least
INVESTMENT        80% of its total assets in equity securities of small-cap
STRATEGY          companies. Small-cap companies are companies with market
                  capitalization equal to those within a universe of S&P
                  SmallCap 600 Index stocks. Market capitalization is the total market value of a company's shares.

                  The Portfolio focuses on companies with high quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital available for financing future growth without borrowing extensively from outside sources.

                  The Portfolio Manager uses a disciplined stock selection process, which focuses on identifying attractively valued companies with positive business fundamentals. The Portfolio combines growth and value investing.

                  The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

                  Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

                  The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

                  The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.

                  The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

                  The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                    Convertible Securities Risk
                                      Defensive Investing Risk
                                          Derivative Risk
                                      Foreign Investment Risk
                                            Growth Risk
                                            Manager Risk
                                      Market and Company Risk
                                        Mid-Cap Company Risk
                                             REIT Risk
                                         Small Company Risk
                                             Value Risk
                                        Diversification Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance.
                  Performance information is only shown for portfolios that have had a full calendar year of operations. Since the Portfolio has not had a full calendar year of operations, annual performance information has not been provided.

MORE ON THE       JPMFAM (USA) serves as the portfolio manager to the Portfolio.
PORTFOLIO         JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase
MANAGER           & Co., a bank holding company. JPMFAM (USA) also provides
                  discretionary investment services to institutional clients and is located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2002, JPMFAM (USA) and its affiliates had approximately $515 billion in assets under management.

                  The following person at JPMFAM (USA) is primarily responsible for the day-to-day investment decisions of the Portfolio:

                  NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
                  ----                   ---------------------------------------

                  Juliet Ellis           Managing Director and Senior Portfolio
                                         Manager

                                         Ms. Ellis has worked at JPMFAM (USA)
                                         since 1987 as an analyst and portfolio
                                         manager.

                  Hal Clark              Mr. Clark is a Vice President and
                                         Portfolio Manager at JPMFAM (USA). An
                                         employee since 1999, Mr. Clark is
                                         responsible for client communications
                                         and portfolio analysis. From 2000 to
                                         2001, he was a large-cap Analyst
                                         covering the healthcare, software, and
                                         consumer sectors. Prior to this, Mr.
                                         Clark was an investment banking
                                         associate (1999) and an investment
                                         banking MBA intern (1998).

ING LIMITED MATURITY BOND PORTFOLIO (FORMERLY LIMITED MATURITY BOND PORTFOLIO)

PORTFOLIO
MANAGER           ING Investment Management LLC ("ING Investment Management")

INVESTMENT
OBJECTIVE         Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

PRINCIPAL         The Portfolio seeks to achieve its investment objective by
INVESTMENT        investing under normal circumstances at least 80% of its net
STRATEGY          assets (plus borrowing for investment purposes) in a
                  diversified portfolio of bonds that are primarily limited maturity debt securities. These short-to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less.

                        The Portfolio Manager utilizes the following decision making process to achieve the Portfolio's objectives:

                        - ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark.

                        - YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates.

                        - SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Portfolio Manager may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.).

                        - SECURITY SELECTION. The Portfolio Manager emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.

                  The Portfolio invests in non-government securities only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Portfolio Manager determines at the time of investment that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined to be of comparable quality by the Portfolio Manager. For a description of bond ratings, please refer to the Statement of Additional Information.

                  Various instruments are eligible for investment, including, corporate securities, mortgage-backed securities, asset-backed securities, variable and floating rate securities, debt securities with special features such as puts, or maturity extension arrangements, U.S. treasury securities and U.S. government agency securities, money market securities such as commercial paper, certificates of deposit and bankers' acceptances, repurchase agreements and reverse repurchase agreements, U.S. dollar-denominated foreign securities, shares of other investment companies, futures contracts, options and options on futures contracts, which could be used for hedging the risk of interest rate changes, sovereign debt, (up to 10% of total assets) supernational organizations and real estate investment trusts (REITs).

                  In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

                  The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes. The portfolio may also lend its securities.

                  When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

                  The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any non-money market fund, you could lose money on your investment in the

                  Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there are many circumstance that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy that the sub-adviser uses may fail to produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                   Active or Frequent Trading Risk
                                              Call Risk
                                         Debt Securities Risk
                                           Derivatives Risk
                                       Foreign Investment Risk
                                             Income Risk
                                          Interest Rate Risk
                                             Manager Risk
                                            Mortgage Risk
                                              REIT Risk
                                             Sector Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                    ING LIMITED MATURITY BOND -- ANNUAL TOTAL RETURN*(1)

                                     [ANNUAL TOTAL RETURN CHART]

                                         Year          Return
                                         1993           6.20
                                         1994          -1.19
                                         1995          11.72
                                         1996           4.32
                                         1997           6.67
                                         1998           6.86
                                         1999           1.13
                                         2000           7.73
                                         2001           8.84
                                         2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Lehman Brothers 1-5 Year U.S. Government Credit Bond Index. The Lehman Brothers 1-5 Year U.S. Government/Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one to five years.

                                     AVERAGE ANNUAL TOTAL RETURN(1)

                                                  1 YEAR       5 YEAR        10 YEAR
                   Class S Shares*............       %            %             %
                  Lehman Brothers 1-5 Year
                    U.S. Government/Credit
                   Bond Index.................       %            %             %

                            BEST QUARTER

                  Quarter Ended
                  ............... %

                            WORST QUARTER

                  Quarter Ended
                  ............... %

                  * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                  (1) ING Investment Management LLC has managed the Portfolio since January 2, 1998. Performance prior to January 2, 1998 is attributable to different portfolio managers.

MORE ON THE       ING Investment Management (or investment advisers acquired by
PORTFOLIO         ING Investment Management) has managed the Portfolio since
MANAGER           August 13, 1996. ING Investment Management is engaged in the business of providing investment advice to affiliated insurance and investment companies and institutional clients, which, as of December 31, 2002, were valued at approximately
                  $73.5 billion. ING Investment Management is a subsidiary of ING Groep N.V. and is under common control with Directed
                  Services, Inc. The address of ING Investment Management is
                  5780 Powers Ferry Road, N. W., Suite 300, Atlanta, Georgia
                  30327.

                  The Portfolio is managed by a team of four investment professionals led by Mr. James B. Kauffman. Mr. Kauffman has been employed by ING Investment Management since 1996 and has over 16 years of investment experience.

ING LIQUID ASSETS PORTFOLIO (FORMERLY LIQUID ASSET PORTFOLIO)

PORTFOLIO
MANAGER           ING Investment Management LLC ("ING Investments")

INVESTMENT
OBJECTIVE         High level of current income consistent with the preservation of capital and liquidity

PRINCIPAL         The Portfolio Manager strives to maintain a stable $1 per
INVESTMENT        share net asset value and its investment strategy focuses on
STRATEGY          safety of principal, liquidity and yield, in order of
                  importance, to achieve this goal. The Portfolio Manager implements its strategy through a four-step investment process also designed to ensure adherence to regulatory requirements.

                  Step One:      The Portfolio Manager actively maintains a
                                 formal approved list of high quality companies

                  Step Two:      Securities of approved list issuers that meet
                                 maturity guidelines and are rated in one of the two highest ratings categories (or determined to be of comparable quality by the Portfolio
                                 Manager) are eligible for investment

                  Step Three:    Eligible securities are reviewed to ensure that
                                 an investment in such securities would not cause the Portfolio to exceed its diversification limits

                  Step Four:     The Portfolio Manager makes yield curve
                                 positioning decisions based on liquidity requirements, yield curve analysis and market expectations of future interest rates

                  Money market funds are highly regulated by Rule 2a-7 under the Investment Company Act of 1940, which sets forth specific maturity, quality and diversification guidelines. The Portfolio must adhere to procedures adopted by the Board of Trustees pursuant to Rule 2a-7 and to Rule 2a-7 itself. Some of these limitations include:

                  - QUALITY. At least 95% of the Portfolio's investments must be rated in the highest short-term ratings category (or determined to be of comparable quality by the Portfolio Manager) and the Portfolio Manager must make an independent determination that each investment represents minimal credit risk to the Portfolio.

                  - MATURITY. The average maturity of the Portfolio's securities may not exceed 90 days and the maturity of any individual security may not exceed 397 days.

                  - DIVERSIFICATION. At the time of purchase, no more than 5% of total assets may be invested in the securities of a single issuer. In addition, no more than 10% of total assets may be subject to demand features or guarantees from a single institution. The 10% demand feature and guarantee restriction is applicable to 75% of total assets subject to certain exceptions.

                  The Portfolio may invest in U.S. dollar-denominated money market instruments including:

                        - U.S. Treasury and U.S. government agency securities

                        -     fully collateralized repurchase agreements

                        - bank obligations, including certificates of deposit, time deposits, and bankers' acceptances

                        -     commercial paper

                        -     asset-backed securities

                        - variable or floating rate securities, including variable rate demand obligations

                        - short-term corporate debt securities other than commercial paper

                        -     U.S. dollar-denominated foreign securities

                        - shares of other investment companies (not to exceed 10%)

                        -     credit-linked notes

                  Some of the securities purchased may be considered illiquid and thus subject to a restriction of 10% of total assets.

                  The Portfolio may lend up to 33 1/3% of its total assets. The Portfolio may also borrow up to 10% of its net assets (up to 25% to meet redemptions).

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                           Credit Risk
                                           Income Risk
                                        Interest Rate Risk
                                           Manager Risk

                  AN INVESTMENT IN THE LIQUID ASSET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO, AND THE PORTFOLIO MANAGER CANNOT ASSURE YOU THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                            ING LIQUID ASSET -- ANNUAL TOTAL RETURN*(1)

                                     [ANNUAL TOTAL RETURN CHART]

                                         Year          Return
                                         1993          2.64
                                         1994          3.70
                                         1995          5.51
                                         1996          5.01
                                         1997          5.07
                                         1998          5.05
                                         1999          4.74
                                         2000          6.05
                                         2001          3.85
                                         2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Merrill Lynch 3-Month U.S. Treasury Bill Index. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an index comprised of U.S. Treasury Bills with initial maturities of three months.

                         AVERAGE ANNUAL TOTAL RETURN(1)

                                                  1 YEAR     5 YEAR     10 YEAR
                  Class S Shares*............         %         %          %
                  Merrill Lynch 3-Month
                   U.S. Treasury Bill
                   Index.....................         %         %          %

                            BEST QUARTER

                  Quarter Ended
                  2.19 ............... %

                            WORST QUARTER

                  Quarter Ended
                  0.58 ............... %

                  * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                  (1) ING Investment Management LLC has managed the Portfolio since January 2, 1998. Performance prior to January 2, 1998 is attributable to different portfolio managers.

                  The Portfolio's 7-day yield as of December 31, 2002 was ____. Call toll free 1-800-366-0066 for the Portfolio's current 7-day yield.

MORE ON THE       ING Investments (or investment advisers acquired by ING
PORTFOLIO         Investment Management ) has managed the Portfolio since
MANAGER           August, 1996.

                  ING Investment Management is engaged in the business of providing investment advice to affiliated insurance and investment companies and institutional clients , which, as of December 31, 2002, were valued at approximately $ 73.5 billion. The address of ING Investment Management is 5780 Powers Ferry Road, N. W., Suite 300, Atlanta, Georgia 30327. ING Investment Management is a subsidiary of ING Groep N.V. and is affiliated with Directed Services, Inc.

                  The Portfolio is managed by a team of four investment professionals led by Ms. Jennifer J. Thompson, CFA. Ms. Thompson has been employed by ING Investment as a portfolio manager since 1998. From 1992 to 1998, Ms. Thompson was employed as an analyst at Fidelity Investments.

ING MARSICO GROWTH PORTFOLIO (FORMERLY MARSICO GROWTH PORTFOLIO)

PORTFOLIO
MANAGER           Marsico Capital Management, LLC ("Marsico")

INVESTMENT
OBJECTIVE         Capital appreciation

PRINCIPAL         The Portfolio invests primarily in equity securities selected
INVESTMENT        for their growth potential. The Portfolio may invest in
STRATEGY          companies of any size, from larger, well-established companies to smaller, emerging growth companies.

                  Marsico's investment approach generally combines "top-down" analysis of economic and social trends with "bottom-up" stock selection. Top-down analysis takes into consideration macro-economic factors such as interest rates, inflation, the regulatory environment and the global competitive landscape, as well as the most attractive global investment opportunities, industry consolidation, and other economic and social trends. Bottom-up analysis emphasizes investments in well-known, high quality companies with specific expertise or dominance, franchise durability and pricing power, solid fundamentals such as strong balance sheets, strong management, and reasonable valuations in light of projected growth rates.

                  If the Portfolio Manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments. The Portfolio may also invest in:

                  - foreign securities (including in emerging or developing markets)

                  -     forward foreign currency contracts, futures and options

                  -     debt securities

                  -     high-yield bonds (up to 35%) of any quality

                  - from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors

                  When the Portfolio Manager believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual--they represent the assets that remain after the Portfolio Manager has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Portfolio Manager considers it advantageous to purchase or sell securities. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                Active or Frequent Trading Risk
                                      Debt Securities Risk
                                        Derivatives Risk
                                    Foreign Investment Risk
                                     Growth Investing Risk
                                      High-Yield Bond Risk
                                          Manager Risk
                                    Market and Company Risk
                                          Sector Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                      ING MARSICO GROWTH -- ANNUAL TOTAL RETURN*(1)

                                [ANNUAL TOTAL RETURN CHART]

                                         Year          Return
                                         1999           78.13
                                         2000          -21.99
                                         2001          -30.23
                                         2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks.

                               AVERAGE ANNUAL TOTAL RETURN(1)

                                                                  1 YEAR         8/14/98
                                                                              (INCEPTION)
                  Class S Shares*.............................        %            %
                  Standard & Poor's 500 Index.................        %            %(2)

                             BEST QUARTER

                   Quarter Ended
                   ............... %

                             WORST QUARTER

                   Quarter Ended
                   ............... %

                  * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                  (1) Marsico has managed the Portfolio since December 13, 2002. Performance prior to this date is attributable to different portfolio managers.

                  (2)   Index return is for the period beginning August 1, 1998.

MORE ON THE       Marsico is located at 1200 Seventeenth Street, Suite 1300,
PORTFOLIO         Denver, Colorado 80202. Marsico is a registered investment
MANAGER           adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001.
                  Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. As of December 31, 2002, Marsico managed approximately $____ billion in assets.

                  The following persons at Marsico is primarily responsible for the day-to-day investment decisions of the Portfolio:

                  NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
                  ----                   ---------------------------------------

                  Thomas F. Marsico      Mr. Marsico is the Chairman and Chief
                                         Investment Officer of Marsico Capital
                                         Management, LLC ("Marsico").

                                         He founded Marsico in 1997, and has
                                         more than 22 years of investment
                                         experience. Mr. Marsico has more than
                                         22 years of experience as a securities
                                         analyst and a portfolio manager. Prior
                                         to forming Marsico Capital, Mr. Marsico
                                         served as the portfolio manager of the
                                         Janus Twenty Fund from January 31, 1988
                                         through August 11, 1997 and served in
                                         the same capacity for the Janus Growth
                                         and Income Fund from May 31, 1991 (the
                                         Fund's inception date) through August
                                         11, 1997.

                  James A. Hillary       Effective as of the date of this
                                         prospectus, James A. Hillary joins Mr.
                                         Marsico as co-manager.

                                         Mr. Hillary is Portfolio Manager and
                                         Senior Analyst with Marsico. He has 14
                                         years of experience as a securities
                                         analyst and portfolio manager, and was
                                         a founding member of Marsico. Prior to
                                         joining Marsico in 1997, Mr. Hillary
                                         was a portfolio manager at W.H. Reaves,
                                         a New Jersey-based money management
                                         firm. He holds a bachelor's degree from
                                         Rutgers University and a law degree
                                         from Fordham.

ING MFS MID CAP GROWTH PORTFOLIO (FORMERLY MID-CAP GROWTH PORTFOLIO)

PORTFOLIO
MANAGER           Massachusetts Financial Services Company ("MFS")

INVESTMENT
OBJECTIVE         Long-term growth of capital

PRINCIPAL         The Portfolio normally invests at least 80% of its net assets
INVESTMENT        in common stocks and related securities (such as preferred
STRATEGY          stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Portfolio Manager believes have above-average growth potential.

                  The Portfolio Manager defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell MidCap Growth Index at the time of the Portfolio's investment. The Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000 Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell MidCap Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 80% investment policy. As of December 31, 2002, the top of the Russell MidCap Growth Index was approximately $13.2 billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

                  The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.

                  The Portfolio may invest up to 20% of net assets in foreign securities (including ADRs and emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts and forward foreign currency contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may also invest in options on securities, stock indexes and futures contracts.

                  The Portfolio may also invest in debt securities and up to 10% of its net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds

                  The Portfolio may establish "short positions" in specific securities or indices through short sales. In a short sale, the Portfolio borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The Portfolio must replace the security at its market value at the time of replacement.

                  When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

                  The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

                  The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                    Active or Frequent Trading Risk
                                      Convertible Securities Risk
                                          Debt Securities Risk
                                          Diversification Risk
                                          Emerging Market Risk
                                        Foreign Investment Risk
                                         Growth Investing Risk
                                              Manager Risk
                                        Market and Company Risk
                                          Mid-Cap Company Risk
                                          OTC Investment Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                          ING MFS MID-CAP GROWTH -- ANNUAL TOTAL RETURN*

                                        [ANNUAL TOTAL RETURN CHART]

                                         Year          Return
                                         1999           79.05
                                         2000            8.18
                                         2001          -23.62
                                         2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap Growth Index and Russell 2000 Index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The Russell 2000 Index represents the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest U.S. companies, based on total market capitalization.

                          AVERAGE ANNUAL TOTAL RETURN

                                                                    1 YEAR       8/14/98
                                                                              (INCEPTION)
                  Class S Shares*................................      %           %
                  Russell Midcap Growth Index....................      %           %(1)
                  Russell 2000 Index.............................      %           %(1)

                             BEST QUARTER

                   Quarter Ended
                   ............... %

                             WORST QUARTER

                   Quarter Ended
                   ............... %

                  * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                  (1)   Index return is for the period beginning August 1, 1998.

MORE ON THE       MFS has managed the Portfolio since its inception. MFS is the
PORTFOLIO         oldest U.S. mutual fund organization. MFS and its predecessor
MANAGER           organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun
                  Life Financial Services of Canada, Inc. (a diversified financial services organization). Net assets under management of the MFS organization were approximately $112.5 billion as of December 31, 2002. The address of MFS is 500 Boylston
                  Street, Boston, Massachusetts 02116.

                  The Portfolio is managed by a team of portfolio managers comprised of David E. Sette-Ducati, an MFS Senior Vice President, and Eric B. Fischman. Messrs. Sette-Ducati and Fischman have been employed in the MFS investment management area since 1995 and 2000, respectively. Prior to joining MFS, Mr. Fischman was an equity research analyst for State Street Research and for Dreyfus Corporation.

ING MFS RESEARCH PORTFOLIO (FORMERLY RESEARCH PORTFOLIO)

PORTFOLIO
MANAGER           Massachusetts Financial Services Company ("MFS")

INVESTMENT
OBJECTIVE         Long-term growth of capital and future income

PRINCIPAL         The Portfolio normally invests at least 80% of its net assets
INVESTMENT        in common stocks and related securities (such as preferred
STRATEGY          stocks, convertible securities and depositary receipts). The
                  Portfolio focuses on companies that the Portfolio Manager believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size.
                  The Portfolio's investments may include securities traded on securities exchanges or in the over-the-counter markets.

                  A team of equity research analysts selects portfolio securities for the Portfolio. This team includes investment analysts employed by the Portfolio Manager and its affiliate. The team allocates the Portfolio's assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility.

                  The Portfolio may invest up to 20% of net assets in foreign equity securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

                  The Portfolio may also invest up to 10% of net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds.

                  The Portfolio may also loan securities.

                  The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                   Active or Frequent Trading Risk
                                     Convertible Securities Risk
                                           Derivatives Risk
                                       Foreign Investment Risk
                                             Manager Risk
                                       Market and Company Risk
                                         OTC Investment Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                           ING MFS RESEARCH -- ANNUAL TOTAL RETURN*

                                  [ANNUAL TOTAL RETURN CHART]

                                         Year          Return
                                         1999           24.23
                                         2000           -4.54
                                         2001          -21.46
                                         2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index and the Russell Midcap Index. The Standard & Poor's 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The Russell Midcap Index consists of the 800 smallest companies in the Russell 1000 Index.

                                    AVERAGE ANNUAL TOTAL RETURN

                                                                     1 YEAR      8/14/98
                                                                               (INCEPTION)
                  Class S Shares*..............................          %         %
                  Standard & Poor's 500 Index..................          %         %(1)
                  Russell Midcap Index.........................          %         %(1)

                            BEST QUARTER

                  Quarter Ended
                  ............... %

                            WORST QUARTER

                  Quarter Ended
                  ............... %

                  * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                  (1)   Index return is for the period beginning August 1, 1998.

MORE ON THE       MFS has managed the Portfolio since its inception. MFS is the
PORTFOLIO         oldest U.S. mutual fund organization. MFS and its predecessor
MANAGER           organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun
                  Life Financial Services of Canada, Inc. (a diversified financial services organization). Net assets under management of the MFS organization were approximately $112.5 billion as of December 31, 2002. The address of MFS is 500 Boylston
                  Street, Boston, Massachusetts 02116.

                  The Portfolio is managed by a team of equity analysts.

ING MFS TOTAL RETURN PORTFOLIO (FORMERLY TOTAL RETURN PORTFOLIO)

PORTFOLIO
MANAGER           Massachusetts Financial Services Company ("MFS")

INVESTMENT        Above-average income (compared to a portfolio entirely
OBJECTIVE         invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

PRINCIPAL
INVESTMENT        The Portfolio is a "balanced fund," and invests in a
STRATEGY          combination of equity and fixed income securities. Under
                  normal market conditions, the Portfolio invests:

                  - at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities) such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities.

                  - at least 25%, but not more than 60%, of its net assets in non-convertible fixed income securities.

                  The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The percentage limits described above are measured at the time of investment.

                  EQUITY PORTION. The Portfolio Manager uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.

                  While the Portfolio may invest in all types of equity securities, the Portfolio Manager generally purchases equity securities of companies that the Portfolio Manager believes are undervalued in the market relative to their long-term potential. The Portfolio Manager deems equity securities of companies to be undervalued if they are temporarily out of favor in the market due to any of the following:

                        -     a decline in the market

                        -     poor economic conditions

                        - developments that have affected or may affect the issuer of the securities or the issuer's industry

                        -     the market has overlooked them

                  Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

                  As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

                        -     a fixed income stream

                        - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

                  FIXED INCOME PORTION. The Portfolio invests in securities that pay a fixed interest rate, including:

                        - U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by, the U.S. government or one of its agencies or instrumentalities,

                        - mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the Portfolio to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the Portfolio invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the Portfolio, and

                        - corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.

                  In selecting fixed income investments for the Portfolio, the Portfolio Manager considers the views of its group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, the Portfolio Manager does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

                  The Portfolio may invest up to 20% of its assets in foreign securities, and up to 20% of its assets in lower rated nonconvertible fixed income securities and comparable unrated securities. The Portfolio may invest with no limitation in zero-coupon bonds, loan participations, mortgage pass-through securities and American Depositary Receipts.

                  The Portfolio may also invest in options, futures contracts, interest rate swaps and foreign currency transactions.

                  The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                              Active or Frequent Trading Risk
                                      Allocation Risk
                                         Call Risk
                                Convertible Securities Risk
                                        Credit Risk
                                   Emerging Markets Risk
                                  Foreign Investment Risk
                                    High-Yield Bond Risk

                                        Income Risk
                                     Interest Rate Risk
                                       Liquidity Risk
                                        Manager Risk
                                  Market and Company Risk
                                       Maturity Risk
                                       Mortgage Risk
                                        Sector Risk
                                Undervalued Securities Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                          ING MFS TOTAL RETURN -- ANNUAL TOTAL RETURN*

                                        [ANNUAL TOTAL RETURN CHART]

                                         Year          Return
                                         1999            3.38
                                         2000           16.50
                                         2001            0.49
                                         2002

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index and the Lehman Brothers Government/Corporate Bond Index. The Standard & Poor's 500 Index is an unmanaged index comprised of 500 U.S. stocks. The Lehman Brothers Government/Corporate Bond Index is comprised of intermediate-term U.S. government securities and investment-grade corporate debt securities.

                                   AVERAGE ANNUAL TOTAL RETURN

                                                                  1 YEAR         8/14/98
                                                                              (INCEPTION)
                  Class S Shares*.............................       %             %
                  Standard & Poor's 500 Index.................       %             %(1)
                  Lehman Brothers Government/
                     Corporate Bond Index.....................       %             %(1)
                  60% S&P 500/40% Lehman Index................       %             %(1)

                             BEST QUARTER

                   Quarter Ended
                   ............... %

                             WORST QUARTER
                   Quarter Ended
                   ............... %

                  * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                  (1)   Index return is for the period beginning August 1, 1998.

                  The Portfolio Manager has determined that the Standard & Poor's 500 Index is the most appropriate index to use for comparative purposes. In the future, it will be the only benchmark compared to the Portfolio.

MORE ON THE       MFS has managed the Portfolio since its inception. MFS is the
PORTFOLIO         oldest U.S. mutual fund organization. MFS and its predecessor
MANAGER           organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holding, Inc., which in turn is an indirect wholly-owned subsidiary of Sun
                  Life Financial Services of Canada, Inc., (a diversified financial services organization). Net assets under management of the MFS organization were approximately $112.5 billion as of December 31, 2002. The address of MFS is 500 Boylston
                  Street, Boston, Massachusetts 02116.

                  The Portfolio is managed by a team of portfolio managers at MFS.

ING PIMCO CORE BOND PORTFOLIO(FORMERLY CORE BOND PORTFOLIO)

PORTFOLIO
MANAGER           Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT        Maximum total return, consistent with preservation of capital
OBJECTIVE         and prudent investment management.

PRINCIPAL         The Portfolio seeks to achieve its investment objective by
INVESTMENT        investing under normal circumstances at least 80% of its net
STRATEGY          assets (plus borrowings for investment purposes) in a
                  diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Portfolio Manager's forecast for interest rates.

                  The instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including Convertible, securities, preferred stock, corporate commercial paper, Yankees and Euros; mortgaged-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities; event-linked bonds and loan participations; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; and money market instruments.

                  The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B at the time of investment or higher by Moody's or S&P or, if unrated, determined by the Portfolio Manager to be of comparable quality. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers, including Yankees and Euros. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

                  The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                                Currency Risk
                                             Debt Securities Risk
                                               Derivative Risk
                                           Foreign Investment Risk
                                             High Yield Bond Risk
                                              Interest Rate risk
                                               Leveraging Risk
                                                Liquidity Risk
                                                 Manager Risk
                                           Market and Company risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                         ING PIMCO CORE BOND -- ANNUAL TOTAL RETURN*(1)

                                     [ANNUAL TOTAL RETURN CHART]

                                         Year          Return
                                         1999          -8.62
                                         2000           0.94
                                         2001           2.46
                                         2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the Index.

                                   AVERAGE ANNUAL TOTAL RETURN(1)

                                                                1 Year       8/14/98
                                                                           (Inception)
                  Class S Shares*...........................       %             %
                  Lehman Brothers Aggregate Bond Index......       %             %(2)

                             BEST QUARTER

                   Quarter Ended
                   ............... %

                             WORST QUARTER

                   Quarter Ended
                   ............... %

                  * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                  (1) PIMCO has managed the Portfolio since May 1, 2001. Prior to May 1, 2001 a different portfolio manager managed the Portfolio, and the Portfolio's strategy to invest in bonds of global issuers was different.

                  (2)   Index return is for the period beginning August 1, 1998.

MORE ON THE       PIMCO's address is 840 Newport Center Drive, Suite 300,
PORTFOLIO         Newport Beach, California 92660. Organized in 1971, PIMCO
MANAGER           provides investment management and advisory services to
                  private accounts of institutional and individual clients and to mutual funds. As of December 31, 2002, PIMCO had approximately $304.6 billion in assets under management.

                  PIMCO, a Delaware limited liability company, is a subsidiary of Allianz Dresdner Asset Management of America L.P., formerly PIMCO Advisors L.P. ("ADAM LP"). Allianz AG

                  ("Allianz") is the indirect majority owner of ADAM LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM LP.

                  A portfolio management team led by William H. Gross, Managing Director, Chief Investment Officer and founding partner of PIMCO, manages the Core Bond Portfolio. The portfolio management team develops and implements investment strategy for the Portfolio.

                           PORTFOLIO FEES AND EXPENSES

      The table that follows shows the estimated operating expenses paid each year by a Portfolio. These estimated expenses are based on the expenses paid by the Portfolios in the year 2002 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

      Your Variable Contract is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company under your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Trust's Portfolios are not fixed or specified under the terms of your variable contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.

                                 CLASS I SHARES
                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                            DISTRIBUTION                       TOTAL        TOTAL NET
                              MANAGEMENT       (12B-1)          OTHER        OPERATING      PORTFOLIO
                                  FEE          FEE            EXPENSES(3)     EXPENSES       EXPENSES
                              ----------    ------------    --------------   ---------      ----------
Eagle Asset Value Equity                        0.00%

International Equity                            0.00%

Janus Growth and Income                         0.00%

Janus Special Equity                            0.00%

J.P. Morgan Fleming
Int'l Enhanced EAFE                             0.00%            (4)

J.P. Morgan Fleming
Small Cap Equity                                0.00%            (4)

Limited Maturity Bond                           0.00%

Liquid Assets                                   0.00%

Marsico Growth                                  0.00%

MFS Mid Cap Growth                              0.00%

MFS Research                                    0.00%

MFS Total Return                                0.00%

PIMCO Core Bond                                 0.00%

(1) This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

(2) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expense.

(3) "Other Expenses" for the Portfolio are estimated because it did not have a full calendar year of performance as of December 31, 2002.

EXAMPLE This example is intended to help you compare the cost of investing in Class I of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class I operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 Year             3 Years            5 Years            10 Years
                                        ------             -------            -------            --------
Eagle Asset Value Equity

International Equity

Janus Growth and Income

Janus Special Equity

J.P. Morgan Fleming Int'l
Enhanced EAFE

J.P. Morgan Fleming Small
Cap Equity

Limited Maturity Bond

Liquid Assets

Marsico Growth

MFS Mid Cap Growth

MFS Research

MFS Total Return

PIMCO Core Bond

                           SUMMARY OF PRINCIPAL RISKS

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTIONS OF THE PORTFOLIOS AND ARE DESCRIBED IN THIS SECTION. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPALS RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a portfolio's performance.

ALLOCATION RISK. A portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by a portfolio manager. A portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CLOSED-END INVESTMENT COMPANY RISK. When a portfolio invests in closed-end investment companies, the portfolio indirectly pays a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the portfolio.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities and tends to decline as interest rates increase and increase as interest rates decline. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a portfolio's investments in foreign currency-denominated securities may reduce the value of a portfolio's assets.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities.

DERIVATIVE RISK. A portfolio may use futures, options, swaps and other derivative instruments to hedge or protect a portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain a portfolio's investment objective. A portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (1940
Act), which means that the portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKET RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.

HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgement.

INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a portfolio to be more volatile than if a portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A portfolio's investments in illiquid securities may reduce the returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no assurance that these will achieve a Portfolio's objective, and a portfolio manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

MARKET TRENDS RISK. From time to time, the stock market may not favor the type or style of securities in which a portfolio invests.MATURITY RISK. Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price.

MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

MORTGAGE RISK. A portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a portfolio because a portfolio will have to reinvest that money at the lower prevailing interest rates.

OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
(OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

To the extent that a portfolio invests significantly in one geographic region or country, a portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.

REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject the Fund to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

SECTOR RISK. A portfolio may, at times, invest significant assets in securities of issuers in one or more market sectors, such as technology. To the extent a portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a portfolio than it would on a fund that has securities representing a broader range of investments.

SHORT SALES RISK. A portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the portfolio manager believes that the price of a security may decline, causing the value of a security owned by the portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the portfolio owns.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.

SPECIAL SITUATIONS RISK. A " special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Investments in special situation companies may not appreciate if an anticipated development does not occur or does not produce the anticipated result.

UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. A portfolio equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A portfolio manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

VALUE INVESTING RISK. A particular risk of a portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented stocks and may not favor equities at all.

Percentage and Rating Limitation, unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

A WORD ABOUT      Each Portfolio in this prospectus, unless specifically noted
PORTFOLIO         under a portfolio's principal investment strategy, is
DIVERSITY         diversified, as defined in the Investment Company Act of 1940.
                  A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S.
                  government securities). The investment objective of each Portfolio, unless specifically noted under a portfolio's principal investment strategy, is fundamental. In addition, investment restrictions are fundamental if so designated in this prospectus or statement of additional information. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL        The Statement of Additional Information is made a part of this
INFORMATION       prospectus. It identifies investment restrictions, more
ABOUT THE         detailed risk descriptions, a description of how the bond
PORTFOLIOS        rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling our Customer Service Center at 1-800-344-6864, or downloading it from the Securities and Exchange Commission's website (http://www.sec.gov).

NON-FUNDAMENTAL
INVESTMENT        Certain Portfolios have adopted non-fundamental investment
POLICIES          policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the Statement of Additional Information.

TEMPORARY         A portfolio manager may depart from a portfolio's principal
DEFENSIVE         investment strategies by temporarily investing for defensive
POSITIONS         purposes when a Portfolio Manager believes that adverse
                  market, economic, political or other conditions may affect a Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash items, debt securities that are high quality or higher than normal, more liquid securities or others. While a portfolio invests defensively, it may not be able to pursue its investment objective. A portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a portfolio may engage, unless specifically noted under a portfolio's principal investment strategy, are identified and discussed, together with their risks, in the Statement of Additional Information.

INDEPENDENT       Ernst & Young LLP, located at Two Commerce Square, Suite 4000,
AUDITORS          2001 Market Street, Philadelphia, Pennsylvania 19103.

FINANCIAL         Because the Class I shares of the Funds commenced operations
HIGHLIGHTS        in 2002, audited financial highlights for the Portfolios are not available.

THE ADVISER       Directed Services, Inc. ("DSI"), A New York corporation, is the adviser to the Trust. As of December 31, 2002, DSI managed over $____ billion in registered investment company assets.
                  DSI is registered with the U.S. Securities and Exchange
                  Commission ("SEC") as an investment adviser and a broker-dealer.

                  DSI, subject to the supervision of the Board of Trustees of the Trust, (the "Board"), acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, the Adviser delegates to Portfolio Managers the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement portfolio managers to the Board of the Trust. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace a non-affiliated Portfolio Manager for a Portfolio, as well as change the terms of a contract with a non-affiliated portfolio manager without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of the portfolio manager of a portfolio. In this event, the name of the portfolio and its investment strategies may also change.

                  DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a portfolio's assets and the purchase and sale of portfolio securities for one or more portfolios.

ADMINISTRATIVE    In addition to advisory services, DSI provides administrative
SERVICES          and other services necessary for the ordinary operation of the
                  Portfolios. DSI procures and pays for the

SERVICES services and information necessary to the proper conduct of the portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the portfolios offer their shares. DSI also ensures that the portfolios operate in compliance with applicable legal requirements and monitors the portfolio managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

                  The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the portfolio managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by the Manager.

                  DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services will provide the Portfolios with certain administrative services. The administrative services performed by ING Funds Services on behalf of DSI include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and monitoring the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios.

PORTFOLIO         DSI is the principal underwriter and distributor of each
DISTRIBUTION      Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania
                  19380.

                  DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

CLASS OF SHARES   The Trust offers three classes of shares of each Portfolio which are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only Class I shares are offered by this prospectus.

ADVISORY FEE      The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more portfolios).

                  MANAGEMENT FEE PAID IN 2002. The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                                                  FEE PAID TO ADVISER DURING 2002
                  PORTFOLIO                                   (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                  Eagle Asset Value Equity                                       %
                  International Equity                                           %
                  Janus Growth and Income                                        %
                  Janus Special Equity                                           %
                  J.P. Morgan Fleming Int'l Enhanced EAFE                        %
                  J.P. Morgan Fleming Small Cap Equity                           %
                  Limited Maturity Bond                                          %
                  Liquid Assets                                                  %
                  Marsico Growth*                                                %
                  MFS Mid Cap Growth                                             %
                  MFS Research                                                   %
                  MFS Total Return                                               %
                  PIMCO Core Bond                                                %

                  * DSI has agreed to a voluntary fee waiver of 0.05% of assets in excess of $1.3 billion with respect to the Marsico Growth Portfolio through December 31, 2002.

                                   SHARE PRICE

                  The net asset value (NAV) per share for each class of each Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Portfolios do not price shares, the NAV of a Portfolio that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

                  In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

                  The Liquid Asset Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio's Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio's NAV can be maintained at $1.00 per share.

                             TAXES AND DISTRIBUTIONS

                  The Trust pays net investment income, if any, on outstanding shares of each portfolio annually, except that net investment income of the Liquid Asset Portfolio is declared as a dividend daily and paid monthly and that the Limited Maturity Bond Portfolio may declare a dividend monthly or quarterly. Any net realized long-term capital gains for any portfolio will be declared and paid at least once annually. Net realized short-term gains may be declared and paid more frequently. Dividends and distributions made by any portfolio will automatically be reinvested in additional shares of that portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract) makes an election to receive distributions in cash. Dividends or distributions by a portfolio other than the Liquid Asset Portfolio will reduce the per share net asset value by the per share amount paid.

                  Each portfolio of the Trust intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the portfolios are generally not subject to federal income tax on its ordinary income and net realized capital gains that are distributed. It is each portfolio's intention to distribute all such income and gains.

                  Each portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a portfolio to the insurance company's separate accounts.

                  The foregoing is only a summary of some of the important federal income tax considerations generally affecting a portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

TO OBTAIN MORE INFORMATION

A Statement of Additional Information, dated May 1, 2003, has been filed with the Securities and Exchange Commission, and is made a part of this prospectus by reference.

Additional information about the GCG Trust's investments is available in the GCG Trust's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the GCG Trust's performance during its last fiscal year.

To obtain a free copy of these documents or to make inquiries about the portfolios, please write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066.

Information about the GCG Trust can be reviewed and copied at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the GCG Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

THE GCG TRUST TRUSTEES

Paul S. Doherty

J. Michael Earley

R. Barbara Gitenstein

R. Glenn Hilliard

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

Blaine E. Rieke

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer

                ING [LOGO]

05/01/03                                                   SEC File No. 811-5629

ING INVESTORS TRUST (FORMERLY THE GCG TRUST)

PROSPECTUS
MAY 1, 2003
CLASS I SHARES

                    BALANCED FUNDS
                       ING T. Rowe Price Capital Appreciation Portfolio ING UBS U.S. Balanced Portfolio

                    STOCK FUNDS

                        ING AIM Capital Mid Cap Portfolio
                        ING Alliance Mid Cap Growth Portfolio
                        ING Capital Guardian Large Cap Value Portfolio ING Capital Guardian Small Cap Portfolio
                        ING FMR Diversified Mid Cap Portfolio
                        ING Goldman Sachs Internet Tollkeeper(SM)
                        ING Hard Assets Portfolio
                        ING Jennison Equity Opportunity Portfolio
                        ING Mercury Focus Value Portfolio
                        ING Mercury Fundamental Growth Portfolio
                        ING Salomon Brothers All Cap Portfolio
                        ING Salomon Brothers Investors Portfolio
                        ING T. Rowe Price Equity Income Portfolio
                        ING Van Kampen Equity Growth Portfolio
                        ING Van Kampen Growth and Income Portfolio
                        ING Van Kampen Real Estate Portfolio

                        INTERNATIONAL/GLOBAL
                        ING Capital Guardian Managed Global Portfolio ING Developing World Portfolio
                        ING Van Kampen Global franchise Portfolio

                    Goldman Sachs Internet Tollkeeper(SM) is a service mark of Goldman Sachs & Co.

                                               NOT ALL FUNDS MAY BE AVAILABLE IN

ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

                                                                      ING [LOGO]

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS

IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, WE REFER TO THE ING INVESTORS TRUST AS "THE TRUST," AND TO A PORTFOLIO OF THE TRUST INDIVIDUALLY AS A "PORTFOLIO" AND COLLECTIVELY AS THE "PORTFOLIOS."

                                                                            PAGE
INTRODUCTION
ING Investors Trust.............................................
Investment Adviser..............................................
Class of Shares
Investing through your Variable Contract
or Qualified Plan...............................................
Why Reading this Prospectus is Important........................

DESCRIPTION OF THE PORTFOLIOS
    ING AIM Capital Mid Cap
    ING Alliance Mid Cap Growth
    ING Capital Guardian Managed Global
    ING Capital Guardian Small Cap
    ING Developing World
    ING FMR Diversified Mid Cap
    ING Goldman Sachs Internet Tollkeeper(SM)
    ING Hard Assets
    ING Jennison Equity Opportunity
    ING Mercury Focus Value
    ING Fundamental Growth
    ING Salomon All Cap
    ING Salomon Investors
    ING T. Rowe Price Capital Appreciation
    ING T. Rowe Price Equity Income
    ING UBS U.S. Balanced
    ING Van Kampen Equity Growth
    ING Van Kampen Global Franchise
    ING Van Kampen Growth and Income
    ING Van Kampen Real Estate

PORTFOLIO FEES AND EXPENSES

SUMMARY OF PRINCIPAL RISKS

MORE INFORMATION
    A Word about Portfolio Diversity............................
    Additional Information about the
       Portfolios...............................................
    Non-Fundamental Investments Policies........................
    Temporary Defensive Positions...............................
    Portfolio Turnover..........................................
    Independent Auditors........................................

FINANCIAL HIGHLIGHTS

OVERALL MANAGEMENT OF THE TRUST

THE ADVISER.....................................................

ADMINISTRATIVE SERVICES.........................................

PORTFOLIO DISTRIBUTION

CLASS OF SHARES
    Rule 12b-1 Distribution Fees................................
    Service Fees ...............................................

ADVISORY FEE....................................................

SHARE PRICE.....................................................

TAXES AND DISTRIBUTIONS.........................................

TO OBTAIN MORE INFORMATION......................................            Back

ING INVESTORS TRUST TRUSTEES....................................            Back

AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

ING INVESTORS       The ING Investors Trust (the "Trust") is an open-end
TRUST               management investment company. The Trust is a group of
                    mutual funds (referred to individually as a "Portfolio" and collectively, as the "Portfolios"). Not all of the portfolios are offered in this prospectus.

INVESTMENT          Directed Services, Inc. ("DSI") is the investment adviser of
ADVISER             each Portfolio, and each Portfolio has a sub-adviser
                    referred to herein as a "Portfolio Manager". DSI is a wholly-owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management.

CLASS OF SHARES     Pursuant to a multiple class plan (the "Plan"), each
                    Portfolio offers three classes of shares. This prospectus relates only to the Class I shares. For more information about share classes, please refer to the section of this prospectus entitled "Class of Shares."

INVESTING           Shares of the Portfolios of the Trust may be offered to
THROUGH YOUR        segregated asset accounts ("Separate Accounts") of insurance
VARIABLE            companies as investment options under variable annuity
CONTRACT OR         contracts and variable life insurance policies ("Variable
QUALIFIED PLAN      Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates.

WHY READING         This prospectus explains the investment objective, risks and
THIS PROSPECTUS     strategy of each of the portfolios of the Trust offered in
IS IMPORTANT        this prospectus. Reading the prospectus will help you to
                    decide whether a portfolio is the right investment for you.
                    You should keep this prospectus for future reference.

ING SALOMON BROTHERS ALL CAP PORTFOLIO (FORMERLY ALL CAP PORTFOLIO)

PORTFOLIO
MANAGER             Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT          Capital appreciation through investment in securities which
OBJECTIVE           the Portfolio Manager believes have above-average capital
                    appreciation potential

PRINCIPAL           The Portfolio invests primarily in common stocks and common
INVESTMENT          stock equivalents, such as preferred stocks and securities
STRATEGY            convertible into common stocks, of companies the Portfolio
                    Manager believes are undervalued in the marketplace. While the Portfolio Manager selects investments primarily for their capital appreciation potential, consideration may also be given to a company's dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies, but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Portfolio Manager believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks.

                    The Portfolio Manager employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Portfolio Manager uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the Portfolio Manager looks for a positive catalyst in the company's near term outlook which the Portfolio Manager believes will accelerate earnings or improve the value of the company's assets. The Portfolio Manager also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.

                    When evaluating an individual stock, the Portfolio Manager looks for:

                    -   Low market valuations measured by its valuation models.

                    -

                    - Positive changes in earnings prospects because of factors such as:

                            *   New, improved or unique products and services;

                            * New or rapidly expanding markets for the company's products;

                            *   New management;

                            * Changes in the economic. financial, regulatory or political environment particularly affecting the company;

                            * Effective research, product development and marketing; and

                            * A business strategy not yet recognized by the marketplace.

                    The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets and may lend portfolio securities to generate income. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.

                    The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.

                    When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

                    The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which may affect the Portfolio's performance.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                         Active or Frequent Trading Risk
                           Convertible Securities Risk
                              Diversification Risk
                                  Manager Risk

                             Market and Company Risk
                              Mid-Cap Company Risk
                               Small Company Risk
                           Undervalued Securities Risk
                              Value Investing Risk
                                Derivatives Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                        ING SALOMON BROTHERS ALL CAP -- ANNUAL TOTAL RETURN*

                                     [ANNUAL TOTAL RETURN CHART]

                                  Year             Return
                                  2001              1.91
                                  2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

                                AVERAGE ANNUAL TOTAL RETURN

                                                                    1 YEAR      2/1/00
                                                                              (INCEPTION)
                    Class S Shares*..............................     %           %
                    Russell 3000 Index...........................     %           %

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ................%

                    * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

MORE ON THE         Salomon Brothers Asset Management Inc. ("SaBAM") is a
PORTFOLIO           full-service, global investment management organization and
MANAGER             is wholly owned by Salomon Smith Barney Holdings Inc., which is a subsidiary of Citigroup Inc. SaBAM was registered as a U.S. Investment Advisor in 1989. As of December 31, 2002,
                    SaBAM managed over $___ billion in assets, including a wide spectrum of equity and fixed income products for both institutional and private investors, including corporations, pension funds, public funds, central banks, insurance companies, supranational organizations, endowments and foundations. The headquarters of SaBAM is located at 399 Park Avenue, New York, New York
                    10022. Additionally, the firm maintains investment management offices in Frankfurt, London, Hong Kong and Tokyo.

                    The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

                    NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                 ---------------------------------------

                    John G. Goode        Managing Director, SaBAM

                                         Mr. Goode has been employed by
                                         Citigroup Inc. or its predecessor firms
                                         since 1969.

                    Peter J. Hable       Managing Director, SaBAM

                                         Mr. Hable has been employed by
                                         Citigroup Inc. and its predecessor
                                         firms since 1983.

ING UBS U.S. BALANCED PORTFOLIO (FORMERLY ASSET ALLOCATION GROWTH PORTFOLIO)

PORTFOLIO
MANAGER             UBS Global Asset Management (Americas) Inc.

INVESTMENT          Maximize total return over the long term by allocating its
OBJECTIVE           assets among stocks, bonds, short-term instruments and other investments

PRINCIPAL           The Portfolio Manager allocates the Portfolio's assets among
INVESTMENT          the following classes, or types, of investments: stocks,
STRATEGY            bonds and short-term money market debt obligations. The
                    stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class.

                    The Portfolio Manager uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Portfolio Manager may invest the Portfolio's assets in these classes by investing in other funds.

                    Within the equity portion of the Portfolio, the Portfolio Manager selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Portfolio Manager's assessment of what a security is worth. The Portfolio Manager bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Portfolio Manager then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

                    In selecting fixed income securities, the Portfolio Manager uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Portfolio Manager considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year, and will generally be of investment-grade quality and possess a minimum rating of BBB by S&P or Baa by Moody's or, if unrated, determined to be of comparable quality by the Portfolio Manager.

                    The Portfolio Manager's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Portfolio Manager manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

                    The Portfolio Manager may, but is not required to, use various techniques, such as buying and selling futures contracts, swaps and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its objective.

                    PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                          Allocation Risk
                                             Call Risk
                                            Credit Risk
                                          Derivative Risk
                                            Income Risk
                                         Interest Rate Risk
                                            Manager Risk

                                      Market and Company Risk
                                           Maturity Risk

                    In response to market, economic, political or other conditions, the Portfolio Manager may temporarily use a different investment strategy for defensive purposes. If the Portfolio Manager does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risk of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                       ING UBS U.S. BALANCED -- ANNUAL TOTAL RETURN

                                [ANNUAL TOTAL RETURN CHART]

                                  Year             Return
                                  2001             -6.52
                                  2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Wilshire 5000 Index and the Lehman U.S. Aggregate Index. The Wilshire 5000 Index is an unmanaged index comprised of all U.S. headquartered equity securities with readily available price data. Over 7,000 capitalization weighted security returns are used to adjust the index. The Lehman U.S. Aggregate Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year.

                             AVERAGE ANNUAL TOTAL RETURN(1)

                                                                     1 YEAR     10/2/00
                                                                              (INCEPTION)
                    Class S Shares*..............................       %          %
                    Wilshire 5000 Index(1).......................       %          %
                    Lehman U.S. Aggregate  Index.................       %          %
                    70% Wilshire 5000/30% Lehman Index...........       %          %

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ................%


                    (1) UBS has managed the Portfolio since May 1, 2003. Performance prior to this date is attributable to a different portfolio manager.

                    * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

MORE ON THE
PORTFOLIO
MANAGER

                    UBS Global Asset Management (Americas) Inc. ("UBS") is the Portfolio Manager. UBS is a registered investment adviser located at One North Wacker Drive, Chicago Illinois 60606. As of December 31, 2002, UBS had approximately $34 billion in assets under management.

                    UBS is an indirect wholly owned subsidiary of UBS AG ("UBS AG"), and a member of the UBS Global Asset Management Division. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

                    Investment decisions for the Portfolio are made by an investment management team at UBS.

ING ALLIANCE MIDCAP GROWTH PORTFOLIO (FORMERLY CAPITAL GROWTH PORTFOLIO)

PORTFOLIO
MANAGER             Alliance Capital Management L.P. ("Alliance Capital")

INVESTMENT
OBJECTIVE           Long-term total return

PRINCIPAL           The Portfolio invests primarily in common stocks of middle
INVESTMENT          capitalization companies. The Portfolio normally invests
STRATEGY            substantially all of its assets in high-quality common
                    stocks that Alliance expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in mid- capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The
                    Portfolio may invest without limit in foreign securities.
                    The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.

                    The Portfolio also may:

                    - write exchange-traded covered call options on up to 25% of its total assets;

                    - make secured loans on portfolio securities of up to 25% of its total assets;

                    - enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and

                    - enter into futures contracts on securities indexes and options on such futures contracts

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                               Convertible Securities Risk
                          Debt Securities Risk Derivatives Risk
                                 Foreign Investment Risk
                                  Growth Investing Risk
                                       Manager Risk
                                 Market and Company Risk

                                   Mid-Cap Company Risk
                                        Sector Risk
                                  Securities Lending Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or

                    Qualified Plan. The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                       ING ALLIANCE MID CAP GROWTH -- ANNUAL TOTAL RETURN*(1)

                                     [ANNUAL TOTAL RETURN CHART]

                                  Year             Return
                                  1999              25.56
                                  2000             -17.12
                                  2001             -13.73
                                  2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap Growth Index. The Russell Midcap Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                                  AVERAGE ANNUAL TOTAL RETURN(1)

                                                                      1 YEAR       8/14/98
                                                                                 (INCEPTION)
                    Class S Shares*..............................        %           %
                    Russell Midcap Growth Index..................        %           %(2)
                    ..........................Quarter Ended

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ................%

                    * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                    (1) Alliance Capital Management L.P. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

                    (2) Index return is for the period beginning August 1, 1998.

MORE ON THE         Alliance Capital is a leading global investment management
PORTFOLIO           firm supervising client accounts with assets as of December
MANAGER             31, 2002, totaling approximately $ 289 billion. Alliance
                    Capital provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios.

                    Alliance Capital, a registered investment adviser, is a Delaware limited partnership, of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is the general partner. As of December 31, 2002, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately __ % of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Units"). ACMC is the general partner of Alliance Holding, whose equity interests are traded on the New York Stock Exchange, Inc. ("NYSE") in the form of units ("Alliance Holding Units"). As of December 31, 2002, AXA Financial, together with certain of its other wholly-owned subsidiaries, beneficially owned approximately __% of the outstanding Alliance Holding Units and __% of the outstanding Alliance Units. AXA Financial is a Delaware corporation whose shares are traded on the NYSE. AXA Financial is a wholly-owned subsidiary of AXA, an international financial services company.

                    The following person at Alliance Capital is primarily responsible for the day-to-day investment decisions of the
                    Portfolio:

                    NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                 ---------------------------------------

                    Catherine Wood       Senior Vice President and Portfolio
                                         Manager, Alliance Capital, and Chief
                                         Investment Officer, Regent Investor
                                         Services, a division of Alliance
                                         Capital.

                                         Ms. Wood joined Alliance Capital in
                                         2001 from Tupelo Capital Management
                                         where she was a General Partner,
                                         co-managing global equity-oriented
                                         portfolios. Prior to that, Ms. Wood
                                         worked for 18 years with Jennison
                                         Associates as a Director and Portfolio
                                         Manager, Equity Research Analyst and
                                         Chief Economist.

ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO (FORMERLY CAPITAL GUARDIAN SMALL CAP PORTFOLIO)

PORTFOLIO
MANAGER             Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT
OBJECTIVE           Long-term capital appreciation

PRINCIPAL           The Portfolio invests at least 80% of its assets in equity
INVESTMENT          securities of small capitalization ("small-cap") companies.
STRATEGY            The Portfolio Manager considers small cap companies to be
                    companies that have total market capitalization within the range of companies included in the:

                           -   Russell 2000 Index

                           -   Standard & Poor's SmallCap 600 Index

                    Both indexes are broad indexes of small capitalization stocks. As of December 31, 2002, the range of the market capitalizations of companies included in the Russell 2000 Index was $ 8 million to $ 2.4 billion, the range of the market capitalizations of companies included in the S&P SmallCap 600 Index was $ 39 million to $ 2.7 billion, and the combined range was $ 8 million to $ 2.7 billion. The Portfolio may invest up to 20% of its assets in companies outside this combined range, measured at the time of investment.

                    Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights.

                    The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.

                    The Portfolio may engage in derivatives, including interest rate and securities index futures contracts and options on such futures contracts. The Portfolio may also enter into currency-related transactions including, currency futures and forward contracts and options on currencies.

                    The Portfolio may also enter into short sales, lend its securities and borrow up to 10% of its net assets (up to 25 % to meet redemptions).

                    The Portfolio may also invest a portion of its assets in money market instruments and repurchase agreements.When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                            Manager Risk
                                      Market and Company Risk
                                        Mid-Cap Company Risk
                                        OTC Investment Risk
                                         Small Company Risk

                                          Derivatives Risk
                                          Short Sales Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these changes were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                      ING CAPITAL GUARDIAN SMALL CAP -- ANNUAL TOTAL RETURN*(1)

                                    [ANNUAL TOTAL RETURN CHART]

                                 Year             Return
                                 1996              20.10
                                 1997              10.32
                                 1998              20.98
                                 1999              50.61
                                 2000             -18.17
                                 2001              -1.56
                                 2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 2000 Index and the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"). The Russell 2000 Index is an unmanaged equity index representing the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest U.S. companies based upon total market capitalization. The S&P SmallCap 600 Index is a market-value weighted index consisting of 600 domestic stocks chosen for market size, liquidity and industry group representation.

                                  AVERAGE ANNUAL TOTAL RETURN(1)

                                                         1 YEAR     5 YEAR     1/3/96
                                                                             (INCEPTION)
                    Class S Shares*...................      %          %         %
                    Russell 2000 Index................      %          %         %(2)
                    S&P SmallCap
                       600 Index......................      %          %         %(2)

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ................%

                    * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                    (1) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager.

                    (2) Index return is for the period beginning January 1, 1996.

                    Capital Guardian located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc Manager . which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed $ 105.4 billion in assets as of December 31, 2002.

MORE ON THE         The following persons at Capital Guardian are primarily
PORTFOLIO           responsible for the day-to-day investment decisions of the
MANAGER             Portfolio:

                    NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                 ---------------------------------------

                    Michael R. Ericksen  Mr. Erickson is a Senior Vice President
                                         and portfolio manager for Capital
                                         Guardian Trust Company, and joined the
                                         Capital Guardian Trust organization in
                                         1986.

                    James S. Kang        Mr. Kang is a Vice President for
                                         Capital International Research, Inc.
                                         with research and portfolio management
                                         responsibilities with Capital Guardian
                                         Trust Company, and joined the Capital
                                         Guardian Trust Company organization in
                                         1987.

                    Robert G. Kirby      Mr. Kirby is a Chairman Emeritus and a
                                         portfolio manager of Capital Guardian
                                         Trust Company, and was a founding
                                         officer of the Capital Guardian Trust
                                         Company organization in 1968.

                    Karen A. Miller      Ms. Miller is a Senior Vice President
                                         and Director of Capital International
                                         Research, Inc. with portfolio
                                         management responsibilities for Capital
                                         Guardian Trust Company, and joined the
                                         Capital Guardian Trust Company
                                         organization in 1990.

                    Lawrence R. Solomon  Mr. Solomon is a Senior Vice President
                                         and Director of Capital International
                                         Research, Inc. with portfolio
                                         management responsibilities for Capital
                                         Guardian Trust Company, and joined the
                                         Capital Guardian Trust Company
                                         organization in 1984.

                    Kathryn M. Peters    Ms. Peters is a Vice President and U.S.
                                         Small Capitalization Equity portfolio
                                         manager for Capital International
                                         Research, Inc. Prior to joining our
                                         organization in 2001, Ms. Peters was a
                                         portfolio manager and principal with
                                         Montgomery Asset Management, LLC. At
                                         Montgomery she managed small cap
                                         institutional accounts and a small cap
                                         mutual fund. Before joining Montgomery,
                                         Ms. Peters worked for Donaldson, Lufkin
                                         & Jenrette where she processed
                                         investment banking transactions
                                         including equity and high yield
                                         offerings. Prior to that, she analyzed
                                         mezzanine investments for Barclays de
                                         Zoete Wedd and worked in the leveraged
                                         buy-out group of Marine Midland Bank.
                                         Ms. Peters has an MBA from Harvard
                                         Graduate School of Business
                                         Administration and a BA in psychology
                                         with a
                                         concentration in business magnum cum
                                         laude from Boston College. She is based
                                         in our San Francisco office.

ING DEVELOPING WORLD PORTFOLIO (FORMERLY DEVELOPING WORLD PORTFOLIO)

PORTFOLIO
MANAGER             Baring International Investment Limited ("Baring
                    International")

INVESTMENT
OBJECTIVE           Capital appreciation

PRINCIPAL           The Portfolio invests primarily in the equity securities of
INVESTMENT          companies in "emerging market countries." The Portfolio
STRATEGY            normally invests in at least six emerging market countries with no more than 35% of its assets in any one country, measured at the time of investment. Emerging market countries are those that are identified as such in the Morgan Stanley Capital International Emerging Markets Free
                    Index, or the International Finance Corporation Emerging
                    Market Index, or by the Portfolio Manager because they have a developing economy or because their markets have begun a process of change and are growing in size and/or sophistication. As of the date of this prospectus, the Portfolio Manager considers the following to be emerging market countries:

                       LATIN AMERICA                 ASIA                  EUROPE                MIDDLE EAST
                       Argentina                     Bangladesh            Croatia               Africa
                       Brazil                        China                 Czech Republic        Egypt
                       Chile                         Hong Kong*            Estonia               Ghana
                       Colombia                      India                 Hungary               Israel
                       Costa Rica                    Indonesia             Poland                Ivory Coast
                       Jamaica                       Korea                 Russia                Jordan
                       Mexico                        Malaysia              Turkey                Kenya
                       Peru                          Pakistan                                    Morocco
                       Trinidad and Tobago           Philippines                                 Nigeria
                       Uruguay                       Sri Lanka                                   South Africa
                       Venezuela                     Taiwan                                      Tunisia
                                                     Thailand                                    Zimbabwe
                                                     Vietnam

                        * Includes Chinese companies that are quoted on the Hong Kong Stock Exchange.

                    Other countries may be recognized as emerging market countries, including countries that meet the International Finance Corporation definition of an emerging market as being (those countries where the Gross Domestic Product is less than U.S. $10,000 a year per capita), countries included in the Morgan Stanley Emerging Markets Free Index and other countries that satisfy the definition of an emerging market country that are not currently included in the Index.

                    The Portfolio Manager's philosophy is based on the belief that superior long-term results come from identifying unrecognized growth investment opportunities in countries and companies.

                    The Portfolio Manager's investment process seeks to deliver superior risk-adjusted returns by evaluating key investment drivers at both the country and company level.

                    As a result of in-depth research into the key drivers of emerging market performance, the Portfolio Manager has defined a disciplined investment framework consisting of five critical drivers -- Growth, Liquidity, Currency, Management and Valuation. Structured fundamental research takes place at the country and company level using the discipline of the investment framework. The research focuses on the key factors behind each of the five drivers. For example, with regards to growth, the Portfolio Manager focuses on the quality and direction of GDP growth in a country or the potential for earnings surprise at the company level. It is the structured fundamental research that drives both the country and company selection decision making.

                    Equity securities in which the Portfolio invests are primarily common stocks, but may also include other types of equity and equity derivative securities. The Portfolio may invest a portion of its assets in debt securities and cash equivalents, invest in securities of other investment companies, and invest 10% in debt securities rated below investment-grade.

                    The Portfolio may engage in derivatives. The Portfolio may purchase and write put and call options on securities, currencies and stock market indexes. The Portfolio may also engage in swaps, futures contracts and related options and may enter into forward currency contracts (up to 33 1/3% of its total assets).

                    The Portfolio may also lend up to 30% of its net assets and borrow up to 33 1/3% of its net assets.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                          Derivatives Risk
                                        Emerging Market Risk
                                      Foreign Investment Risk
                                       Growth Investing Risk
                                        High-Yield Bond Risk
                                            Manager Risk
                                      Market and Company Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these changes were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                        ING DEVELOPING WORLD -- ANNUAL TOTAL RETURN*(1)

                                  [ANNUAL TOTAL RETURN CHART]

                                  Year             Return
                                  1999              61.66
                                  2000             -33.79
                                  2001              -5.25
                                  2002


                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International Emerging Markets Free Index (the "MSCI Emerging Markets Free Index"). The MSCI Emerging Markets Free Index is an unmanaged index that is comprised of equity securities in emerging markets.

                                  AVERAGE ANNUAL TOTAL RETURN(1)

                                                                        1 YEAR     2/18/98
                                                                                 (INCEPTION)
                    Class S Shares*................................        %         %
                    MSCI
                       Emerging Markets Free Index.................        %         %(2)

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ................%

                    * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                    (1) Baring International Investment Limited has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

                    (2) Index return is for the period beginning February 1, 1998.

MORE ON THE         Baring International has managed the Portfolio since March
PORTFOLIO           1, 1999. Baring International is a subsidiary of Baring
                    Asset

MANAGER             Management Holdings Limited ("Baring Asset Management").
                    Baring Asset Management is the parent of the worldwide group of investment management companies that operate under the collective name "Baring Asset Management" and is owned by ING Groep N.V., a publicly traded company based in The Netherlands with worldwide insurance and banking subsidiaries. The address of Baring International is 155 Bishopsgate, London.

                    Baring Asset Management provides global investment management services to U.S. investment companies and maintains major investment offices in Boston, London, Hong Kong and Tokyo. Baring Asset Management's predecessor corporation was founded in 1762. Baring provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 2002, Baring Asset Management managed approximately $ __ billion of assets.

                    The Portfolio is managed by a team of 18 investment professionals.

                    The following person at Baring International is primarily responsible for the day-to-day investment decisions of the
                    Portfolio:

                    NAME               POSITION AND RECENT BUSINESS EXPERIENCE
                    ----               ---------------------------------------

                    Kate Munday        Investment Manager

                                       Ms. Munday has been an investment
                                       professional with Baring International
                                       and its ING affiliates since 1993 and has 16 years of investment experience.

ING FMR DIVERSIFIED MID-CAP PORTFOLIO (FORMERLY DIVERSIFIED MID CAP PORTFOLIO)

PORTFOLIO
MANAGER             Fidelity Management & Research Company ("FMR")

INVESTMENT
OBJECTIVE           Long-term growth of capital

PRINCIPAL           The Portfolio Manager normally invests the Portfolio's
INVESTMENT          assets primarily in common stocks. The Portfolio Manager
STRATEGY            normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations.

                    Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Portfolio Manager generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the Standard & Poor's MidCap 400 Index ("S&P MidCap 400 Index"). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Portfolio Manager may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.

                    The Portfolio Manager may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

                    The Portfolio Manager is not constrained by any particular investment style. At any given time, the Portfolio Manager may tend to buy "growth" stocks or "value" stocks, or a combination of both types. The sector allocation of the Portfolio normally is within a close range of the sector allocation of its benchmark index.

                    The Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Portfolio, the Portfolio Manager invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

                    The Portfolio Manager may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its objective.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                            Derivative Risk
                                        Foreign Investment Risk
                                         Growth Investing Risk
                                             Manager Risk.
                                        Market and Company Risk
                                          Mid-Cap Company Risk
                                           Small Company Risk
                                          Value Investing Risk

                                    Active or Frequent Trading Risk

                    In response to market, economic, political or other conditions, the Portfolio Manager may temporarily use a different investment strategy for defensive purposes. If the Portfolio Manager does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use.

                    For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

                    PERFORMANCE The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                       ING FMR DIVERSIFIED MID-CAP -- ANNUAL TOTAL RETURN*(1)

                                     [ANNUAL TOTAL RETURN CHART]

                                  Year             Return
                                  2001             -6.64
                                  2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap Index. The Russell Midcap Index is an unmanaged index consisting of the 800 smallest companies in the Russell 1000 Index. The Russell 1000 Index contains the 1,000 largest companies in the United States.

                                  AVERAGE ANNUAL TOTAL RETURN(1)

                                                                      1 YEAR         10/2/00
                                                                                  (INCEPTION)
                    Class S Shares*................................      %            %(1)
                    Russell Midcap Index...........................      %            %(1)

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ................%

                    * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                    (1) Index return is for the period beginning October 1, 2000.

MORE ON THE         FMR has managed the Portfolio since its inception. FMR
PORTFOLIO           Corp., organized in 1972, is the ultimate parent company of
MANAGER             FMR. The voting common stock of FMR Corp. is divided into
                    two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock.
                    The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

                    As of December 31, 2002, FMR and its wholly owned subsidiaries had approximately $888 billion in total assets under management. The address of FMR is 82 Devonshire Street, Boston, MA 02109.

                    The following person at FMR is primarily responsible for the day-to-day investment decisions of the Portfolio:

                    NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                 ---------------------------------------

                    Robert L. Macdonald  Senior Vice President of FMR and
                                         Portfolio Manager.

                                         Mr. Macdonald has been employed by FMR
                                         since 1985 and has been a portfolio
                                         manager since 1987.

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO (FORMERLY EQUITY GROWTH PORTFOLIO)

PORTFOLIO
MANAGER             Van Kampen

INVESTMENT
OBJECTIVE           Long-term capital appreciation

PRINCIPAL           The Portfolio Manager seeks to maximize long-term capital
INVESTMENT          appreciation by investing primarily in growth-oriented
STRATEGY            equity securities of large-capitalization U.S. and, to a
                    limited extent, foreign companies that are listed on U.S.
                    exchanges or traded in U.S. markets. The Portfolio invests primarily in companies with market capitalizations of $10 billion or more that the Portfolio Manager believes exhibit strong earnings growth. The Portfolio Manager emphasizes individual security selection and may focus the Portfolio's holdings within the limits permissible for a diversified fund. Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities plus any borrowings for investment purposes.

                    The Portfolio Manager follows a flexible investment program in looking for companies with above-average capital appreciation potential. The Portfolio Manager focuses on companies that it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Portfolio Manager studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The Portfolio Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

                    When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                      Growth Investing Risk
                                           Manager Risk
                                     Market and Company Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance.
                    Performance information is only shown for portfolios that have had a full calendar year of operations. The Portfolio commenced operations on May 1, 2002. Since the Portfolio has not had a full calendar year of operations, annual performance information has not been provided.

MORE ON THE         Morgan Stanley Investment Management Inc. ("MSIM Inc.") is a
PORTFOLIO           registered investment adviser, located at 1221 Avenue of the
MANAGER             Americas, New York, New York 10020, and is a direct
                    subsidiary of Morgan Stanley. MSIM Inc. does business in certain instances (including in its role as Portfolio
                    Manager to the Portfolio) under the name "Van Kampen." As of December 31, 2002, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately
                    $ 376.2 billion.

                    The Portfolio is managed by Van Kampen's Large Cap Growth team. Current members of the team include William Auslander, Managing Director, and Jeffrey Alvino, Executive Director. Composition of the team may change at any time without notice.

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO (FORMERLY EQUITY INCOME PORTFOLIO)

PORTFOLIO
MANAGER             T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT
OBJECTIVE           Substantial dividend income as well as long-term growth of capital

PRINCIPAL           The Portfolio normally invests at least 80% of its assets in
INVESTMENT          common stocks, with 65% in the common stocks of
STRATEGY            well-established companies paying above-average dividends.
                    The Portfolio may also invest in convertible securities, warrants and preferred stocks.

                    The Portfolio Manager typically employs a "value" approach in selecting investments. The Portfolio Manager's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

                    In selecting investments, the Portfolio Manager generally looks for companies with the following:

                    -     an established operating history

                    -     above-average dividend yield relative to the S&P 500

                    -     low price/earnings ratio relative to the S&P 500

                    - a sound balance sheet and other positive financial characteristics

                    - low stock price relative to a company's underlying value as measured by assets cash flow or business franchises

                    While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the
                    T. Rowe Price Reserve Investment Funds, Inc., an internally managed money market fund of T. Rowe Price.

                    The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other circumstance that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                         Debt Securities Risk
                                           Derivatives Risk
                                       Foreign Investment Risk
                                             Manager Risk
                                       Market and Company Risk
                                     Undervalued Securities Risk
                                         Value Investing Risk

                    The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the portfolio invests may reduce or eliminate its dividend.

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                     ING T. ROWE PRICE EQUITY INCOME -- ANNUAL TOTAL RETURN*(1)

                                     [ANNUAL TOTAL RETURN CHART]

                                  Year             Return
                                  1993             11.13
                                  1994             -1.18
                                  1995             18.93
                                  1996              8.77
                                  1997             17.44
                                  1998              8.26
                                  1999             -0.72
                                  2000             12.93
                                  2001              1.36
                                  2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged index consisting of 500 U.S. stocks.

                                  AVERAGE ANNUAL TOTAL RETURN(1)

                                                  1 YEAR    5 YEAR     10 YEAR
                    Class S Shares*...........       %        %           %
                    Standard & Poor's
                       500 Index..............       %        %           %

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ................%

                    * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                    (1) T. Rowe Price Associates, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to different portfolio managers.

MORE ON THE         T. Rowe Price has managed the Portfolio since March 1, 1999.
PORTFOLIO           Prior to that date, different firms at different times
MANAGER             served as portfolio manager. T. Rowe Price was founded in
                    1937 by the late Thomas Rowe Price, Jr. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. As of December 31, 2002, the firm and its affiliates managed over $ ___ billion in assets. The address of T. Rowe Price is 100 East Pratt
                    Street, Baltimore, Maryland 21202.

                    The Portfolio is managed by an Investment Advisory Committee. Brian Rogers, as Committee Chair, has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been Chairman of the Committee since March 1999. He joined T. Rowe Price in 1982.

ING JENNISON EQUITY OPPORTUNITY PORTFOLIO (FORMERLY EQUITY OPPORTUNITY
PORTFOLIO)

PORTFOLIO
MANAGER             Jennison Associates LLC ("Jennison")

INVESTMENT
OBJECTIVE           Long-term capital growth

PRINCIPAL           The Portfolio normally invests at least 80% of its net
INVESTMENT          assets (plus any borrowings for investment purposes) in
STRATEGY            attractively valued equity securities of companies with
                    current or emerging earnings growth the Portfolio Manager believes to be not fully appreciated or recognized by the market.

                    The Portfolio also may invest in preferred stocks, convertible securities and debt instruments that are consistent with its investment objective. The Portfolio also may invest up to 25% of its assets in foreign securities.

                    The Portfolio Manager uses a bottom-up research-based multi-cap opportunistic approach that seeks identify attractively valued equity securities with favorable earnings prospects. The Portfolio Manager looks for investments that offer attractive reward to risk relationships as well as catalysts for fundamental change that could create strong return potential. Stocks can be poised for potential appreciation due to potential catalysts such as:

                        -     Industry cycle turns;

                        -     Corporate restructuring;

                        -     New product development;

                        -     Management focus on increasing shareholder value;

                        -     Improving balance sheets and cash flow.

                    The Portfolio Manager usually sells or reduces a particular security when it believes:

                        - a stock's long-term price objective has been achieved

                        -     a more attractive security has been identified;

                        - the reward to risk relationship of a stock is no longer favorable;

                        - negative industry and/or company fundamentals have developed.

                    In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

                    The Portfolio may invest in options and futures contracts and may investment up to 25% of its total assets in real estate investment trusts.

                    The Portfolio may also loan up to 33 1/3% of its total assets.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                          Debt Securities Risk
                                        Foreign Investment Risk
                                              Manager Risk

                                        Market and Company Risk
                                          Mid-Cap Company Risk
                                           Small Company Risk
                                          Value Investing Risk
                                            Derivative Risk
                                               REIT Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                      ING JENNISON EQUITY OPPORTUNITY -- ANNUAL TOTAL RETURN*(1)

                                      [ANNUAL TOTAL RETURN CHART]

                                 Year      Return
                                 1993        8.31
                                 1994       -1.59
                                 1995       30.16
                                 1996       20.26
                                 1997       28.95
                                 1998       12.68
                                 1999       24.64
                                 2000      -15.22
                                 2001      -12.98
                                 2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged index that is comprised of 500 U.S. stocks.

                                  AVERAGE ANNUAL TOTAL RETURN(1)

                                                1 YEAR      5 YEAR     10 YEAR
                    Class S Shares*...........     %          %          %
                    Standard & Poor's
                       500 Index..............     %          %          %

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ................%

                    * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                    (1) Jennison Associates LLC has managed the Portfolio since July 31, 2002. Performance prior to July 31, 2002 is attributable to different portfolio managers.

MORE ON THE         Jennison began managing the Portfolio on July 31, 2002.
PORTFOLIO           Jennison is a registered investment adviser and wholly owned
MANAGER             subsidiary of Prudential Investment Management, Inc. ("PIM")
                    located at Gateway Center Two, 100 Mulberry Street, Newark,
                    New Jersey 07102-4077. PIM is a wholly-owned subsidiary of Prudential Asset Management Holding Company, Inc., which is a wholly-owned subsidiary of Prudential Financial, Inc. The address of Jennison is 466 Lexington Avenue, New York, New
                    York 10017. As of December 31, 2002, Jennison managed approximately $ 48 billion in assets.

                    The following persons at Jennison are primarily responsible for the day-to-day investment decisions of the Portfolio:

                    NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                 ---------------------------------------

                    Mark G. DeFranco     Senior Vice President of Jennison

                                         Mr. DeFranco has been associated with
                                         Jennison since 1998. Prior to joining
                                         Jennison, he served as an analyst and
                                         portfolio manager with Pomboy Capital,
                                         as an analyst at Comstock Partners and
                                         as a member of the equity research
                                         sales division of Salomon Brothers.

                    Brian M. Gillott     Senior Vice President of Jennison

                                         Prior to joining Jennison in 1998, Mr.
                                         Gillott served as an analyst with Soros
                                         Fund Management and as an analyst at
                                         Goldman Sachs & Co.

ING MERCURY FOCUS VALUE PORTFOLIO (FORMERLY FOCUS VALUE PORTFOLIO)

PORTFOLIO
MANAGER             Mercury Advisors

INVESTMENT
OBJECTIVE           Long-term growth of capital

PRINCIPAL           The Portfolio tries to achieve its investment objective by
INVESTMENT          investing primarily in a diversified portfolio consisting of
STRATEGY            equity securities that the Portfolio Manager believes are
                    undervalued relative to its assessment of the current or prospective condition of the issuer.

                    The Portfolio may invest in securities that are selling at a substantial discount to their intrinsic value, as measured by such factors as price-to-book ratio, price-to-earnings ratio and cash flow. The Portfolio may also invest in securities that are undervalued relative to prevailing market ratios. The Portfolio may invest in securities of companies or institutions that are experiencing poor operating conditions. Some of the characteristics of companies in which the Portfolio invests may include:

                           -   depressed earnings

                           -   special competition

                           -   product obsolescence

                           - relatively low price-to-earnings and price-to-book ratios

                           -   stock out of favor

                    The Portfolio may invest in debt securities of any maturity. The Portfolio has established no rating criteria for the fixed income securities in which it invests and the fixed income securities in which it invests may not be rated at all for creditworthiness.

                    Although not principal strategies, the Portfolio may also use the following investment strategies:

                    The Portfolio may invest in fixed income securities, including, high yield debt securities that are rated below investment grade, commonly called "junk bonds."

                    The Portfolio may invest in junk bonds rated Caa or lower by Moody's Investors Service, Inc. or CCC or lower by Standard & Poor's Corporation. Although junk bonds may have a higher yield than debt securities with higher credit ratings, they are high risk investments that may not pay interest or return principal as scheduled. Junk bonds are generally less liquid and experience more price volatility than higher rated fixed income securities. As a matter of operating policy, the Portfolio does not intend to invest in excess of 10% of the total asset value of the Portfolio at time of purchase in junk bonds.

                    The Portfolio will not invest more than 10% of its total assets at the time of purchase in the equity and fixed income securities of foreign issuers. The Portfolio may also invest in debt securities issued or guaranteed by foreign government entities, commonly known as "sovereign debt securities."

                    The Portfolio will normally invest a portion of its investments in short-term debt securities and cash or cash equivalents (including repurchase agreements) when the Portfolio Manager is unable to find attractive equity or long-term debt securities or when the Portfolio Manager believes it is advisable to reduce exposure to these markets temporarily. Investment in these securities may also be used to meet redemptions. Short-term investments may limit the potential for an increase in the value of your shares or for the Portfolio to achieve its investment objective.

                    The Portfolio may invest up to 15% of its net assets in illiquid securities. These securities, which cannot easily be resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as "restricted securities," including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

                    The Portfolio may borrow amounts up to 20% of its total assets, taken at market value, only from banks as a temporary measure for extraordinary or emergency purposes such as the settlement of a trade or the redemption of Portfolio shares.

                    The Portfolio may write (i.e., sell) covered call options not exceeding 10% of its total assets, taken at market value. The Portfolio may also enter into closing transactions with respect to these options. A call option is considered covered when the Portfolio, as writer of the option, owns the underlying securities.

                    The Portfolio may also loan up to 33 1/3% of its total assets.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual market fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the

                   Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                     Borrowing and Leverage Risk
                                         Debt Securities Risk
                                           Derivative Risk
                                       Foreign Investment Risk
                                         High Yield Bond Risk
                                             Manager Risk
                                       Market and company risk
                               Restricted and Illiquid Securities Risk
                                         Sovereign Debt risk
                                     Undervalued Securities risk
                                         Value Investing Risk

                   Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE        The value of your shares in the Portfolio will fluctuate
                   depending on the Portfolio's investment performance.
                   Performance information is only shown for portfolios that have had a full calendar year of operations. The Focus Value
                   Portfolio commenced operations on May 1, 2002. Since the
                   Portfolio has not had a full calendar year of operations, annual performance information has not been provided.

MORE ON THE        Fund Asset Management L.P. ("FAM") serves as the portfolio
PORTFOLIO          manager to the Portfolio. FAM does business in certain
MANAGER            instances (including in its role as Portfolio Manager to the
                   Portfolio) under the name "Mercury Advisors."

                   FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. FAM and its affiliates had approximately $ 462 billion in investment company and other portfolio assets under management as of December 31, 2002.

                   The following persons at FAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

                   NAME                  POSITION AND RECENT BUSINESS EXPERIENCE
                   ----                  ---------------------------------------

                   Robert J. Martorelli  Senior Portfolio Manager.

                                         Mr. Martorelli joined Mercury Advisors
                                         in 1985 as a Fund Analyst and has
                                         served as a Portfolio Manager since
                                         1986.

                   Kevin Rendino         Senior Portfolio Manager.

                                         Mr. Rendino joined Mercury Advisors in
                                         1990 as a Research Associate and was
                                         subsequently named Senior Analyst
                                         before becoming a Portfolio Manager.

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (FORMERLY FULLY MANAGED PORTFOLIO)

PORTFOLIO
MANAGER             T. Rowe Price Associates, Inc. ("T. Rowe")

INVESTMENT          Over the long-term, a high total investment return,
OBJECTIVE           consistent with the preservation of capital and with prudent investment risk

PRINCIPAL           The Portfolio pursues an active asset allocation strategy
INVESTMENT          whereby investments are allocated among three asset classes
STRATEGY            - equity securities, debt securities and money market
                    instruments. The Portfolio invests primarily in the common stocks of established companies the Portfolio Manager believes to have above-average potential for capital growth.
                    Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, foreign securities, futures, and options, in pursuit of its asset allocation strategy.

                    The Portfolio's common stocks generally fall into one of two categories:

                    - the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors;

                    - the smaller category is composed of opportunistic investments whose prices are expected by the Portfolio Manager to rise in the short term but not necessarily over the long term.

                    Since the Portfolio Manager attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Portfolio Manager may establish relatively large positions in companies it finds particularly attractive.

                    The Portfolio may invest up to 25% of its net assets in foreign equity securities. The Portfolio's approach differs from that of many other stock funds. The Portfolio Manager works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Portfolio Manager searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Portfolio Manager's ability to find companies that meet valuation criteria rather than its market outlook.

                    Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies.

                    In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

                    The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

                    DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The Portfolio Manager may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

                    MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Portfolio Manager may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

                        (1) shares of the T. Rowe Price Reserve Investment Funds, Inc., an internally managed money market fund of T. Rowe Price

                        (2)   U.S. government obligations

                        (3) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation

                        (4) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency

                        (5)   repurchase agreements

                    The Portfolio may lend its securities and borrow. When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

                    The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual market fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                  Active or Frequent Trading Risk
                                          Allocation Risk
                                             Call Risk
                                            Credit Risk
                                    Convertible Securities Risk
                                        Debt Securities Risk
                                          Derivatives Risk
                                      Foreign Investment Risk
                                        High Yield Bond Risk
                                            Income Risk
                                         Interest Rate Risk
                                            Manager Risk
                                      Market and Company Risk
                                        Value Investing Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                        ING T. ROWE PRICE CAPITAL APPRECIATION --
                                 ANNUAL TOTAL RETURN*(1)

                             [ANNUAL TOTAL RETURN CHART]

                                 Year      Return
                                 1993        7.59
                                 1994       -7.27
                                 1995       20.80
                                 1996       16.36
                                 1997       15.27
                                 1998        5.89
                                 1999        6.92
                                 2000       21.97
                                 2001        9.92
                                 2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index and the Lehman Brothers Government/Corporate Bond Index. The Standard & Poor's 500 Index is an unmanaged index comprised of 500 U.S. stocks. The Lehman Brothers Government/Corporate Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities.

                                  AVERAGE ANNUAL TOTAL RETURN(1)

                                                  1 YEAR    5 YEAR     10 YEAR
                    Class S Shares*...........       %         %          %
                    Standard & Poor's 500.....
                       Index..................       %         %          %
                    Lehman Brothers
                       Government/Corporate
                       Bond Index.............       %         %          %
                    60% S&P 500/40%
                       Lehman Index...........       %         %          %

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ................%

                    * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                    (1) T. Rowe Price Associates, Inc. has managed the Portfolio since January 1, 1995. Performance prior to January 1, 1995 is attributable to a different portfolio manager.

MORE ON THE         T. Rowe Price has managed the Portfolio since 1995. T. Rowe
PORTFOLIO           Price was founded in 1937 by the late Thomas Rowe Price, Jr.
MANAGER             T. Rowe Price is a wholly owned subsidiary of T. Rowe Price
                    Group, a publicly held financial services holding company.
                    As of December 31, 2002, the firm and its affiliates managed over $ ___ billion in assets. The address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202.

                    The Portfolio is managed by an Investment Advisory Committee. Stephen W. Boesel, Committee Chair, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Portfolio's investment program. Mr. Boesel has been Chairman of the Committee since August 1, 2001. He has been managing investments since joining T. Rowe Price in 1973.

ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO (FORMERLY FUNDAMENTAL GROWTH PORTFOLIO)

PORTFOLIO
MANAGER             Mercury Advisors

INVESTMENT

OBJECTIVE           Long-term growth of capital

PRINCIPAL           The Portfolio invests in a diversified portfolio consisting
INVESTMENT          primarily of common stocks. The Portfolio will generally
STRATEGY            invest at least 65% of its total assets in the following
                    equity securities: common stock, convertible preferred stock, securities convertible into common stock and rights and warrants to subscribe to common stock.

                    In selecting securities, the Portfolio Manager emphasizes common stocks of companies that have above-average rates of earnings growth. The Portfolio Manager believes that the common stocks of companies with above-average rates of earnings growth frequently have the prospect of having above-average increases in price. On the other hand, such companies tend to have higher stock market valuations. As a result, their shares may be more vulnerable to price declines from unexpected adverse developments. The common stocks of these companies also tend to have higher prices relative to stocks of companies that do not have above-average rates of earnings growth.

                    Some, but not all, of the factors that may cause a company to have an above-average rate of earnings growth include: above-average growth rates in sales, improvement in its profit margin, providing proprietary or niche products or services, leading market share and strong industry growth.

                    The Portfolio may invest in companies of any size, but emphasizes common stocks of companies having a medium to large stock market capitalization (approximately $2 billion or more).

                    The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities representing interests in securities of foreign companies. The Portfolio's restriction limiting investments in foreign securities to 10% of total assets does not include ADRs. The Portfolio may also engage in derivatives for hedging purposes and lend portfolio securities.

                    The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or government and money market securities when the Portfolio Manager is unable to find enough attractive equity investments and to reduce exposure to equities when the Portfolio Manager believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

                    When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                     Convertible Securities Risk
                                        Debt Securities Risk
                                      Defensive Investing Risk
                                       Foreign Investment Risk
                                        Growth Investing Risk
                                             Income Risk
                                         Interest Rate Risk
                                            Manager Risk
                                       Market and Company Risk
                                            Maturity Risk
                                        Mid-Cap Company Risk
                                         Small Company Risk
                                     Unsponsored Depositary Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance.
                    Performance information is only shown for portfolios that have had a full calendar year of operations. The Fundamental
                    Growth Portfolio commenced operations on May 1, 2002. Since the Portfolio has not had a full calendar year of operations, annual performance information has not been provided.

MORE ON THE         Fund Asset Management L.P. ("FAM") serves as the portfolio
PORTFOLIO           manager to the Portfolio. FAM does business in certain
MANAGER             instances (including in its role as Portfolio Manager to the
                    Portfolio) under the name "Mercury Advisors."

                    FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. FAM and its affiliates had approximately $ 462 billion in investment company and other portfolio assets under management as of December 31, 2002.

                    The following persons at FAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

                    NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                 ---------------------------------------

                    Lawrence R. Fuller   Managing Director and Senior Portfolio
                                         Manager of Mercury Advisors since 1997.
                                         From 1992-1997, Mr. Fuller served as a
                                         Vice President of Mercury Advisors.

                    Thomas Burke, CFA    Director and Associate Portfolio
                                         Manager of Mercury Advisors since 1993.

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO (FORMERLY GLOBAL FRANCHISE PORTFOLIO)

PORTFOLIO
MANAGER             Van Kampen

INVESTMENT
OBJECTIVE           Long-term capital appreciation

PRINCIPAL           The Portfolio Manager seeks long-term capital appreciation
INVESTMENT          by investing primarily in equity securities of issuers
STRATEGY            located throughout the world that it believes have, among
                    other things, resilient business franchises and growth potential. The Portfolio may invest of in the securities of companies of any size. The Portfolio Manager emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries.
                    Under normal market conditions, the Portfolio invests in securities of issuers from at least three different countries, which may include the United States.

                    The Portfolio Manager seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable management and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Portfolio Manager's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

                    The Portfolio Manager relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Portfolio Manager believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Portfolio Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

                    The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes.The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may fail to produce the intended results.
                    Your investment in the Portfolio is subject to the following principal risks:

                                        Concentration Risk
                                       Diversification Risk

                                       Emerging Market Risk
                                     Foreign Investment Risk
                                           Manager Risk
                                     Market and Company Risk
                                   Umdervalued Securities Risk
                                       Value Investing Risk

                                         Derivative Risk

                                        Small Company Risk
                                       Mid-Cap Company Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance.
                    Performance information is only shown for portfolios that have had a full calendar year of operations. The Global
                    Franchise Portfolio commenced operations on May 1, 2002.
                    Since the Portfolio has not had a full calendar year of operations, annual performance information has not been provided.

MORE ON THE         Morgan Stanley Investment Management Inc. ("MSIM Inc.") is a
PORTFOLIO           registered investment adviser, located at 1221 Avenue of the
MANAGER             Americas, New York, New York 10020, and is a direct
                    subsidiary of Morgan Stanley. MSIM Inc. does business in certain instances (including in its role as Portfolio
                    Manager to the Portfolio) under the name "Van Kampen." As of December 31, 2002, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately
                    $ 376.2 billion.

                    The Portfolio is managed by the Global Franchise team. Hassan Elmasry, Managing Director, and Paras Dodhia, Senior Associate are current members of the team. Composition of the team may change without notice at anytime.

ING HARD ASSETS PORTFOLIO (FORMERLY HARD ASSETS PORTFOLIO)

PORTFOLIO
MANAGER             Baring International Investment Limited ("Baring
                    International")

INVESTMENT
OBJECTIVE           Long-term capital appreciation

PRINCIPAL
INVESTMENT          The Portfolio normally invests at least 80% of its assets in
STRATEGY            the equities of producers of commodities.

                    Hard asset securities in which the Portfolio may invest include equity securities and debt securities of hard asset companies. The Portfolio may also invest in structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:

                           -   precious metals

                           -   ferrous and non-ferrous metals

                           -   integrated oil

                           -   gas/other hydrocarbons

                           -   forest products

                           -   agricultural commodities

                           - other basic materials that can be priced by a market

                    The Portfolio may invest up to a maximum of 50% of its net assets in any of the above sectors. The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values or a rise in activity which consumes more of these commodities.

                    The Portfolio also may invest in:

                           - securities of foreign issuers, including up to 35% in South Africa

                           - companies not engaged in natural resources/hard asset activities

                           -   investment-grade corporate debt

                           -   U.S. government or foreign obligations

                           -   money market instruments

                           -   repurchase agreements

                           - special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country

                           -   derivatives

                    The Portfolio may also invest directly in commodities, including gold bullion and coins.

                    Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter, and include:

                           -   common stock

                           -   preferred stock

                           -   rights

                           -   warrants

                           -   "when-issued" securities

                           -   direct equity interests in trusts

                           -   joint ventures

                           -   "partly paid" securities

                           -   partnerships

                           -   restricted securities

                    The Portfolio may also engage in short sales (up to 25% of net assets).

                    The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

                    The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                    Active or Frequent Trading Risk
                                          Debt Securities Risk
                                            Derivatives Risk
                                          Diversification Risk
                                          Emerging Market Risk
                                        Foreign Investment Risk
                                            Hard Asset Risk
                                      Industry Concentration Risk
                                              Manager Risk
                                        Market and Company Risk
                                          OTC Investment Risk
                                Restricted and Illiquid Securities Risk
                                              Sector Risk
                                            Short Sales Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

                    The Portfolio invests at least 80% of its assets in the equities of producers of commodities.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                              ING HARD ASSETS -- ANNUAL TOTAL RETURN*(1)

                                       [ANNUAL TOTAL RETURN CHART]

                                 Year      Return
                                 1993       49.93
                                 1994        2.53
                                 1995       10.69
                                 1996       33.17
                                 1997        6.22
                                 1998      -29.58
                                 1999       23.36
                                 2000       -4.73
                                 2001      -12.12
                                 2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of two broadly based market indexes - the Standard & Poor's 500 Index and the Russell 2000 Index. The Standard & Poor's 500 Index is comprised of 500 U.S. stocks. The Russell 2000 Index represents the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest U.S. companies, based on total market capitalization.

                                  AVERAGE ANNUAL TOTAL RETURN*(1)

                                                   1 YEAR     5 YEAR      10 YEAR
                    Class S Shares*............        %         %          %
                    Standard & Poor's 500......
                      Index....................        %         %          %
                    Russell 2000 Index.........        %         %          %

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ................%

                    * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                    (1) Baring International Investment Limited has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

MORE ON THE         Baring International Investment Limited ("Baring
PORTFOLIO           International") has managed the Portfolio since March 1,
MANAGER             1999. Baring International is a subsidiary of Baring Asset
                    Management Holdings Limited ("Baring Asset Management").
                    Baring Asset Management is the parent of the worldwide group of investment management companies that operate under the collective name "Baring Asset Management" and is owned by ING Groep N.V., a publicly traded company based in the Netherlands with worldwide insurance and banking subsidiaries. The address of Baring International is 155
                    Bishopsgate, London.

                    Baring Asset Management provides global investment management services to U.S. investment companies and maintains major investment offices in Boston, London, Hong Kong and Tokyo. Baring Asset Management's predecessor corporation was founded in 1762. Baring Asset Management provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 2002, Baring Asset Management managed approximately $ ___ billion of assets.

                    The following person at Baring International is primarily responsible for the day-to-day investment decisions of the
                    Portfolio:

                    NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                 ---------------------------------------

                    John Payne           Investment Manager

                                         Mr. Payne has been an investment
                                         professional with Baring International
                                         Investment Limited and its ING
                                         affiliates since 1993 and has 16 years
                                         of investment experience.

ING GOLDMAN SACHS INTERNET TOLLKEEPERSM PORTFOLIO (FORMERLY INTERNET TOLLKEEPERSM PORTFOLIO)

PORTFOLIO           Goldman Sachs Asset Management ("Goldman Sachs")
MANAGER

INVESTMENT
OBJECTIVE           Long-term growth of capital

PRINCIPAL           The Portfolio invests, under normal circumstances, at least
INVESTMENT          80% of its net assets plus any borrowings for investment
STRATEGY            purposes (measured at time of investment) in equity
                    investments in "Internet Tollkeeper" companies, which are companies in the media, telecommunications, technology and internet sectors, which provide access, infrastructure, content and services to internet companies and internet users. In general, the Portfolio Manager defines a tollkeeper company as a company with predictable, sustainable or recurring revenue streams. The Portfolio
                    Manager anticipates that tollkeeper companies may increase revenue by increasing "traffic," or customers and sales, and raising "tolls," or prices. The Portfolio Manager does not define companies that merely have an Internet site or sell some products over the internet as Internet Tollkeepers although the Portfolio may invest in such companies as part of the Portfolio's 20% basket of securities which are not or may not be defined as Internet Tollkeepers.

                    Examples of Internet Tollkeeper companies may include:

                    - Access providers that enable individuals and businesses to connect to the internet through, for example, cable systems or the telephone network;

                    - Infrastructure companies that provide items such as servers, routers, software and storage necessary for companies to participate in the internet;

                    - Media content providers that own copyrights, distribution networks and/or programming who may benefit from increased advertising by internet companies, and/or copyright owners that stand to benefit from having new distribution channels;

                    - Service providers that may facilitate transactions, communications, security, computer programming and back-office functions for internet businesses.

                    Because the Portfolio concentrates its investments in Internet Tollkeeper companies, the Portfolio's performance may be substantially different from the returns of the broader stock market and of "pure" internet mutual funds.

                    The Portfolio may participate significantly in the initial public offering ("IPO") market. The Portfolio may also invest up to 20% of its total assets in companies whose rapid adoption of an Internet strategy is expected to improve their cost structure, revenue opportunities or competitive advantage and Internet-based companies that the Portfolio Manager believes exhibit a sustainable business model.

                    The equity securities in which the Portfolio may invest include common stock, preferred stock, convertible securities, and warrants and rights, although the Portfolio invests primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in emerging markets or countries and securities quoted in foreign currencies. The Portfolio may maintain a portion of its assets in debt securities, asset-backed securities and cash equivalents. The Portfolio may invest up to 10% of its total assets in high-yield debt securities. The Portfolio may also invest in foreign currency hedging purchase and sale transactions, write covered put and call options on securities or securities indexes, enter into financial futures contracts or options on such contracts and sell portfolio securities short.

                    The Portfolio Manager may temporarily change its usual strategies if it believes economic conditions make it necessary to try to protect the Portfolio from potential loss. In this case, the Portfolio may invest more significantly in U.S. government securities, repurchase agreements collateralized by U.S. government securities, CD's, bankers acceptances, repurchase agreements, commercial paper, bank instruments, and non-convertible preferred stocks or corporate bonds with a remaining maturity of less than one year, which may prevent the Portfolio from achieving its investment goal.

                    The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                        Emerging Market Risk
                                      Foreign Investment Risk
                                       Growth Investing Risk
                                           Internet Risk
                                              IPO Risk
                                            Manager Risk
                                      Market and Company Risk
                                            Sector Risk
                                            Credit Risk
                                           Internet Risk
                                          Derivative Risk
                                          Short Sales Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                              ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) --
                                           ANNUAL TOTAL RETURN

                                       [ANNUAL TOTAL RETURN CHART]

                                 Year      Return
                                 2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of three broadly based market indices - the S&P 500 Index, the NASDAQ Composite Index and the Goldman Sachs Internet Index. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small-Cap stocks. The Goldman Sachs Internet Index is a capitalization-weighted index of selected Internet companies.

                                                            1 YEAR          5/1/01
                                                                          (INCEPTION)
                   Class S Shares*..................            %              %
                   S&P 500 Index....................            %              %
                   NASDAQ Composite Index...........

                   Goldman Sachs Internet Index.....
                            Quarter Ended

                           BEST QUARTER

                 Quarter Ended
                 ............... %

                           WORST QUARTER

                 Quarter Ended
                 ................%

                 * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

MORE ON THE      Goldman Sachs has managed the Portfolio since its inception.
PORTFOLIO        Goldman Sachs is a business unit of the Investment
MANAGER          Management Division ("IMD") of Goldman, Sachs & Co. Goldman
                 Sachs provides a wide range of discretionary investment advisory services, quantitatively driven and actively managed to U.S. and international equity portfolios, U.S.
                 and global fixed income portfolios, commodity and currency products and money market accounts. As of December 31, 2002, Goldman Sachs, along with units of IMD, had assets under management of $ ___ billion. The address of Goldman Sachs is 32 Old Slip, New York, New York 10005.

                 The Portfolio is managed by a team of portfolio managers at Goldman Sachs. The following persons are primarily responsible for the day-to-day investment decisions of the
                 Portfolio:

                 NAME                    POSITION AND RECENT BUSINESS EXPERIENCE
                 ----                    ---------------------------------------

                 Steven M. Barry         Mr. Barry is a managing director,
                                         co-chief investment officer and senior
                                         portfolio manager of Goldman Sachs. He
                                         joined Goldman Sachs as a portfolio
                                         manager in 1999. From 1988 to 1999, Mr.
                                         Barry was a portfolio manager at
                                         Alliance Capital Management.

                 Kenneth T. Berents      Mr. Berents is a managing director,
                                         co-chairman of the investment committee
                                         and senior portfolio manager of Goldman
                                         Sachs. He joined Goldman Sachs as a
                                         portfolio manager in 2000. From 1992 to
                                         1999, Mr. Berents was Director of
                                         Research and head of the Investment
                                         Committee at Wheat First Union.

                 Herbert E. Ehlers       Mr. Ehlers is a managing director and
                                         senior portfolio manager of Goldman
                                         Sachs. He joined Goldman Sachs in 1997.
                                         From 1981 to 1997, Mr. Ehlers was the
                                         chief investment officer and chairman
                                         of Liberty Investment Management, Inc.
                                         ("Liberty"), and its predecessor firm,
                                         Eagle Asset Management ("Eagle").

                 Gregory H. Ekizian      Mr. Ekizian is a managing director,
                                         co-chief investment officer and senior
                                         portfolio manager of Goldman Sachs. He
                                         joined Goldman Sachs as a portfolio
                                         manager and co-chair of the growth
                                         investment committee in 1997. From 1990
                                         to 1997, Mr. Ekizian was a portfolio
                                         manager at Liberty and its predecessor
                                         firm, Eagle.

                 Scott Kolar             Mr. Kolar is a vice president and a
                                         portfolio manager of Goldman Sachs. He
                                         joined Goldman Sachs as an equity
                                         analyst in 1997 and became a portfolio
                                         manager in 1999. From 1994 to 1997, Mr.
                                         Kolar was an equity analyst and
                                         information systems specialist at
                                         Liberty.

                 Ernest C. Segundo, Jr.  Mr. Segundo is a vice president,
                                         co-chairman of the investment committee
                                         and senior portfolio manager of Goldman
                                         Sachs. He joined Goldman Sachs as a
                                         portfolio manager in 1997. From 1992 to
                                         1997, Mr. Segundo was a portfolio
                                         manager at Liberty and its predecessor
                                         firm, Eagle.

                 Andrew F. Pyne          Mr. Pyne is a vice president and senior
                                         portfolio manager at Goldman Sachs. He
                                         joined Goldman Sachs as a product
                                         manager in 1997 and became a portfolio
                                         manager in August 2001. From 1992 to
                                         1997, Mr. Pyne was a product manager at
                                         Van Kampen Investments.

                 David G. Shell          Mr. Shell is a managing director,
                                         co-chief investment officer and senior
                                         portfolio manager of Goldman Sachs. He
                                         joined Goldman Sachs as a portfolio
                                         manager in 1997. From 1987 to 1997, Mr.
                                         Shell was a portfolio manager at
                                         Liberty and its predecessor firm,
                                         Eagle.

ING SALOMON BROTHERS INVESTORS PORTFOLIO (FORMERLY INVESTORS PORTFOLIO)

PORTFOLIO
MANAGER          Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT
OBJECTIVE        Long-term growth of capital. Current income is a secondary objective.

PRINCIPAL        The Portfolio invests primarily in equity securities of U.S.
INVESTMENT       companies. The Portfolio may also invest in other equity
STRATEGY         securities. To a lesser degree, the Portfolio invests in income producing securities such as debt securities.

                 The Portfolio Manager emphasizes individual security selection while spreading the Portfolio's investments across industries, which may help to reduce risk. The Portfolio Manager focuses on established large capitalization companies, defined by the Portfolio Manager as companies with over $5 billion in market capitalization, seeking to identify those companies with solid growth potential at reasonable values. The Portfolio Manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.

                    In selecting individual companies for investment, the Portfolio Manager looks for the following:

                           -   Long-term history of performance

                           -   Competitive market position

                           -   Competitive products and services

                           -   Strong cash flow

                           -   High return on equity

                           -   Strong financial condition

                           -   Experienced and effective management

                           -   Global scope

                    Investment ideas are subjected to extensive, fundamental analysis, focusing on four key criteria:

                           -   Operating characteristics

                           -   Quality of management

                           -   Financial character

                           -   Valuation

                    Only companies that pass the Portfolio Manager's strict in-depth research and debate are eligible for purchase. The Portfolio Manager's bottom-up approach focuses on creating an information advantage through a thorough understanding of company fundamentals. From time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

                    The Portfolio may invest a portion of its assets in debts securities, including high-yield debt securities, and in cash equivalents. The Portfolio may borrow up to 5% of its total assets and lend up to 33 1/3% of it total assets.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                            Credit Risk
                                        Debt Securities Risk
                                        Growth Investing Ris
                                            Income Risk
                                         Interest Rate Risk
                                            Manager Risk
                                      Market and Company Risk
                                            Sector Risk

                                                 k

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio Manager may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                      ING SALOMON BROTHERS INVESTORS -- ANNUAL TOTAL RETURN*

                                    [ANNUAL TOTAL RETURN CHART]

                                 Year      Return
                                 2001      -4.27
                                 2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged index that is comprised of 500 U.S. stocks.

                                  AVERAGE ANNUAL TOTAL RETURN

                                                                    1 YEAR     2/1/00
                                                                             (INCEPTION)
                    Class S Shares*..............................     %          %
                    Standard & Poor's 500 Index..................     %          %

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ................%

                    * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

MORE ON THE         SaBAMis a full-service, global investment management
PORTFOLIO           organization and is wholly owned by Salomon Smith Barney
MANAGER             Holdings Inc., which is a subsidiary of Citigroup Inc. SaBAM has been registered as a U.S. Investment Advisor since 1989.
                    As of December 31, 2002, SaBAM managed over $___ billion in assets, including a wide spectrum of equity and fixed income products for both institutional and private investors, including corporations, pension funds, public funds, central banks, insurance companies, supranational organizations, endowments and foundations. The headquarters of SaBAM is located at 399 Park Avenue, New York, New York 10022.
                    Additionally, the firm maintains investment management offices in Frankfurt, London, Hong Kong and Tokyo.

                    The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

                    NAME                POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                ---------------------------------------

                    John Cunningham     Senior Portfolio Manager and Managing
                                        Director

                                        Mr. Cunningham joined SaBAM in 1995 and
                                        has thirteen years experience in the
                                        industry. Prior to becoming a Portfolio
                                        Manager, Mr. Cunningham was an
                                        investment banker in the Global Power
                                        Group at Salomon Brothers Inc. Mr.
                                        Cunningham has served in various
                                        investment management positions during
                                        his tenure at SaBAM.

                    Mark McAllister     Director and Equity Analyst with SaBAM.

                                        Executive Vice President and Portfolio
                                        Manager at JLW Capital Management Inc.
                                        from March 1998 to May 1999. Prior to
                                        March 1998, Mr. McAllister was a Vice
                                        President and Equity Analyst at Cohen &
                                        Steers Capital Management.

ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO (FORMERLY LARGE CAP VALUE)

PORTFOLIO
MANAGER             Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT
OBJECTIVE           Long-term growth of capital and income

PRINCIPAL           The Portfolio Manager seeks to achieve the Portfolio's
INVESTMENT          investment objective by investing, under normal market
STRATEGY            conditions, at least 80% of its assets in equity and
                    equity-related securities of companies with market capitalizations greater than $1 billion at the time of investment.

                    In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts and Global Depositary Receipts.The Portfolio may invest a portion of its assets in debt securities and cash equivalents. The Portfolio may also engage in hedging transactions including, put and call options on securities, financial futures contracts, including stock index futures, and interest rate and currency.

                    The Portfolio may also lend up to 33 1/3% of its total assets.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                           Growth Investing Risk
                                                Manager Risk
                                          Market and Company Risk
                                                 Value Risk
                                              Derivatives Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                    ING CAPITAL GUARDIAN LARGE CAP VALUE -- ANNUAL TOTAL RETURN*

                                  [ANNUAL TOTAL RETURN CHART]

                                      Year      Return
                                      2001       -3.62
                                      2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged index consisting of 500 U.S. stocks.

                                    AVERAGE ANNUAL TOTAL RETURN

                                                                    1 YEAR     2/1/00
                                                                             (INCEPTION)
                    Class S Shares*..............................      %         %
                    Standard & Poor's 500 Index..................      %         %

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ................%

                    * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

MORE ON THE         Capital Guardian, located at 333 South Hope Street, Los
PORTFOLIO           Angeles, CA 90071, began management of the Portfolio on
MANAGER             February 1, 2000. Capital Guardian is a wholly owned
                    subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital
                    Guardian has been providing investment management services since 1968 and managed over $105.4 billion in assets as of December 31, 2002.

                    The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the
                    Portfolio:

                    NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                 ---------------------------------------

                    Karen A. Miller      Ms. Miller is a Senior Vice President
                                         and Director of Capital International
                                         Research, Inc., with portfolio
                                         management responsibilities for Capital
                                         Guardian Trust Company. She joined the
                                         Capital Guardian Organization in 1990
                                         where she served in various portfolio
                                         management positions.

                    Michael R. Erickson  Mr. Erickson is a Senior Vice President
                                         and Portfolio Manager. He joined the
                                         Capital Guardian organization in 1987
                                         where he served in various capacities.

                    David Fisher         Mr. Fisher is Chairman of the Board of
                                         Capital Guardian Group International,
                                         Inc. and Capital Guardian. He joined
                                         the Capital Guardian organization in
                                         1969 where he served in various
                                         portfolio management positions.

                    Theodore Samuels     Mr. Samuels is a Senior Vice President
                                         and Director for Capital Guardian, as
                                         well as a Director of Capital
                                         International Research, Inc. He joined
                                         the Capital Guardian organization in
                                         1981 where he served in various
                                         portfolio management positions.

                    Eugene P. Stein      Mr. Stein is Executive Vice President,
                                         a Director, a portfolio manager, and
                                         Chairman of the Investment Committee
                                         for Capital Guardian. He joined the
                                         Capital Guardian organization in 1972
                                         where he served in various portfolio
                                         manager positions.

                    Terry Berkemeier     Mr. Berkemeier is a Vice President of
                                         Capital International Research, Inc.
                                         with U.S. equity portfolio management
                                         responsibility in Capital Guardian. He
                                         joined the Capital Guardian
                                         organization in 1992.

                    Alan J. Wilson       Mr. Wilson is an Executive Vice
                                         President and U.S. Research Director
                                         for Capital International Research,
                                         Inc. (CIRI). He is also an investment
                                         analyst for CIRI with portfolio
                                         management responsibilities,
                                         specializing in U.S. oil services and
                                         household products. He also serves as
                                         Vice President and a Director of
                                         Capital Guardian Trust Company. Prior
                                         to joining our organization in 1991,
                                         Mr. Wilson was a consultant with the
                                         Texas Eastern Corporation. Mr. Wilson
                                         received his MBA from Harvard
                                         University Graduate School of Business
                                         Administration and his BS in civil
                                         engineering from the Massachusetts
                                         Institute of Technology. He is based in
                                         our Los Angeles office.

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO (FORMERLY MANAGED GLOBAL
PORTFOLIO)

PORTFOLIO
MANAGER             Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT
OBJECTIVE           Capital appreciation. Current income is only an incidental consideration.

PRINCIPAL           The Portfolio invests primarily in common stocks traded in
INVESTMENT          securities markets throughout the world. The Portfolio may
STRATEGY            invest up to 100% of its total assets in securities traded in securities markets outside the United States. The
                    Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.

                    In unusual market circumstances where the Portfolio Manager believes that foreign investing may be unduly risky, all of the Portfolio's assets may be invested in the United States. The Portfolio may hold a portion of its assets in debt securities, cash or money market instruments.

                    The Portfolio may invest in any type of company, large or small, with earnings that show a relatively strong growth trend, or in a company in which significant further growth is not anticipated but whose securities are thought to be undervalued. The Portfolio may also invest in small and relatively less well known companies.

                    The Portfolio may write covered put and call options on securities and indexes, purchase and sell futures contracts, and enter into foreign currency transactions. The Portfolio may also engage in short sales (up to 25% of total assets) and borrow up to 10% of total assets (up to 25% to meet redemptions).

                    The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. The Portfolio may not invest more than 10% of its total assets in the securities of a single issuer.The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                 Active or Frequent Trading Risk
                                       Diversification Risk
                                       Emerging Market Risk
                                     Foreign Investment Risk
                                           Manager Risk
                                     Market and Company Risk
                                       Mid-Cap Company Risk
                                        Small Company Risk
                                         Short Sales Risk
                                         Derivatives Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                           ING CAPITAL GUARDIAN MANAGED GLOBAL --
                                  ANNUAL TOTAL RETURN*(1)

                                 [ANNUAL TOTAL RETURN CHART]

                                       Year      Return
                                       1993        6.59
                                       1994      -13.21
                                       1995        7.56
                                       1996       12.27
                                       1997       12.17
                                       1998       29.31
                                       1999       63.30
                                       2000      -14.56
                                       2001      -11.91
                                       2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International All Country World Free Index ("MSCI All Country World Free Index"). The MSCI All Country World Free Index is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets.

                               AVERAGE ANNUAL TOTAL RETURN(1)

                                                             1 YEAR     5 YEAR     10 YEAR
                                                                                 (INCEPTION)
                     Class S Shares*............                %         %          %
                     MSCI All Country World Free Index

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they were offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                    (1) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager.

MORE ON THE         Capital Guardian, located at 333 South Hope Street, Los
PORTFOLIO           Angeles, CA 90071, began management of the Portfolio on
MANAGER             February 1, 2000. Capital Guardian is a wholly owned
                    subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital
                    Guardian has been providing investment management services since 1968 and managed over $ 105.4 billion in assets as of December 31, 2002.

                    The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the
                    Portfolio:

                    NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
                    ----                 ---------------------------------------

                    David I. Fisher      Mr. Fisher is Chairman of the Board of
                                         Capital Group International, Inc. with
                                         portfolio management responsibilities
                                         for Capital Guardian Trust Company, and
                                         joined the Capital Guardian Trust
                                         organization in 1969.

                    Eugene P. Stein      Mr. Stein is an Executive Vice
                                         President of Capital Guardian Trust
                                         Company, and joined the Capital
                                         Guardian Trust Company organization in
                                         1972.

                    Christopher A. Reed  Mr. Reed is a Vice President of Capital
                                         International Research, Inc. with
                                         portfolio management responsibilities
                                         for Capital Guardian Trust Company, and
                                         joined the Capital Guardian Trust
                                         Company organization in 1993.

                    Michael R. Erickson  Mr. Erickson is a Senior Vice President
                                         and portfolio manager for Capital
                                         Guardian Trust Company, and joined the
                                         Capital Guardian Trust Company
                                         organization in 1986.

                    Richard N. Havas     Mr. Havas is a Senior Vice President
                                         and a portfolio manager with research
                                         responsibilities for the Capital
                                         Guardian Trust Company, and joined the
                                         Capital Guardian Trust Company
                                         organization in 1985.

                    Nancy J. Kyle        Ms. Kyle is a Senior Vice President of
                                         Capital Guardian Trust Company, and
                                         joined the Capital Guardian Trust
                                         Company organization in 1990.

                    Lionel M. Sauvage    Mr. Sauvage is a Senior Vice President
                                         of Capital Guardian Trust Company, and
                                         joined the Capital Guardian Trust
                                         Company organization in 1986.Nilly
                                         Sikorsky Ms. Sikorsky is President and
                                         Managing Director of Capital
                                         International with portfolio management
                                         responsibilities for Capital Guardian
                                         Trust Company, and joined the Capital
                                         Guardian Trust Company organization in
                                         1962.

                    Rudolf M. Staehelin  Mr. Staehelin is a Senior Vice
                                         President and Director of Capital
                                         International Research, Inc. with
                                         portfolio management responsibilities
                                         for Capital Guardian Trust Company, and
                                         joined the Capital Guardian Trust
                                         Company organization in 1981.

ING VAN KAMPEN REAL  ESTATE  PORTFOLIO (FORMERLY REAL ESTATE PORTFOLIO)

PORTFOLIO
MANAGER             Van Kampen

INVESTMENT
OBJECTIVE           Capital appreciation. Current income is a secondary
                    objective.

PRINCIPAL           The Portfolio invests at least 80% of its assets in equity
INVESTMENT          securities of companies in the U.S. real estate industry
                    that are listed on national exchanges or the National

STRATEGY            Association of Securities Dealers Automated Quotation System
                    ("NASDAQ").

                    The Portfolio Manager selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies that have at least 50% of their assets in, or that derive at least 50% of their revenues or profits from, the following sectors of the real estate industry:

                           -   ownership (including listed real estate
                               investment trusts)

                           -   construction and development

                           -   asset sales

                           -   property management or sale

                           -   other related real estate services

                           The Portfolio may invest more than 25% of its assets
                               in any of the above sectors.

                    The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

                    The Portfolio also may invest in:

                           - equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry

                           - financial institutions which issue or service mortgages, not to exceed 25% of total assets

                           - securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued

                           - high yield debt securities and convertible bonds, not to exceed 20% of total assets

                           -   mortgage- and asset-backed securities

                           -   covered options on securities and stock indexes

                    The Portfolio is non-diversified which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. When the Portfolio Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, the Portfolio likely will not achieve its investment objective.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                            Diversification Risk
                                                Manager Risk
                                          Market and Company Risk
                                                    REIT Risk
                                                Sector Risk
                                              Derivatives Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

                    The Portfolio normally invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                         ING VAN KAMPEN REAL ESTATE -- ANNUAL TOTAL RETURN*(1)

                                      [ANNUAL TOTAL RETURN CHART]

                                       Year      Return
                                       1993       17.27
                                       1994        6.34
                                       1995       16.59
                                       1996       35.30
                                       1997       22.79
                                       1998      -13.45
                                       1999       -3.81
                                       2000       30.99
                                       2001        8.14
                                       2002


                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Wilshire Real Estate Securities Index. The Wilshire Real Estate Securities Index consists of real estate investment trusts (REITs) and real estate operating companies (REOCs).

                                   AVERAGE ANNUAL TOTAL RETURN(1)

                                                     1 YEAR    5 YEAR     10 YEAR
                    Class S Shares*.............         %       %           %
                    Wilshire Real Estate........
                       Securities Index.........         %       %           %

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ................%

                    * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. If they had been offered, Class S shares are not offered in this prospectus. Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                    (1) On December 17, 2001, Van Kampen became the Portfolio Manager of the Portfolio. Performance prior to December 17, 2001 is attributable to different portfolio managers.

MORE ON THE         Morgan Stanley Investment Management Inc. ("MSIM Inc.") is a
PORTFOLIO           registered investment adviser, located at 1221 Avenue of the
MANAGER             Americas, New York, New York 10020, and is a direct
                    subsidiary of Morgan Stanley. MSIM Inc. does business in certain instances (including in its role as Portfolio
                    Manager to the Portfolio) under the name "Van Kampen." As of December 31, 2002, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately
                    $ 376.2 billion.

                    The Portfolio is managed by Van Kampen's Real Estate team. Current members of the team include Theodore R. Bigman, Managing Director, and Douglas A. Funke, Managing Director. Composition of the team may change without notice at any time.

ING AIM CAPITAL MID CAP GROWTH (FORMERLY STRATEGIC EQUITY PORTFOLIO)

PORTFOLIO
MANAGER             A I M Capital Management, Inc. ("AIM Capital")

INVESTMENT
OBJECTIVE           Capital appreciation

PRINCIPAL           The Portfolio seeks to meet its objective by investing,
INVESTMENT          normally, at least 80% of its assets in equity securities of
STRATEGY            mid-capitalization companies. In complying with this 80%
                    investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as debt securities and synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The
                    Portfolio considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidCap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
                    The Russell MidCap Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000(R) Index. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. These companies are considered representative of medium-sized companies. Under normal conditions, the top 10 holdings may comprise up to 40% of the Portfolio's total assets.

                    The Portfolio may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the Portfolio may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

                    The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth. The portfolio manages consider whether to sell a particular security when any of those factors materially changes.

                    The Portfolio may also loan up to 33 1/3% of its total assets.

                    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the Portfolio may not achieve its investment objective.

                    The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL           The principal risks of investing in the Portfolio and the
RISKS               circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                      Active or Frequent Trading Risk
                                        Convertible Securities Risk
                                              Derivative Risk
                                          Foreign Investment Risk
                                           Growth Investing Risk
                                               Manager Risk.
                                          Market and Company Risk
                                            Mid-Cap Company Risk

                    Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE         The value of your shares in the Portfolio will fluctuate
                    depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                    The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                     ING AIM CAPITAL MID CAP GROWTH -- ANNUAL TOTAL RETURN*(1)

                                     [ANNUAL TOTAL RETURN CHART]

                                          Year      Return
                                          1996       19.39
                                          1997       23.16
                                          1998        0.84
                                          1999       56.24
                                          2000      -12.45
                                          2001      -21.17
                                          2002

                    The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap Index. The Russell Midcap Index is an unmanaged index consisting of the 800 smallest companies in the Russell 1000 Index.

                                    AVERAGE ANNUAL TOTAL RETURN(1)

                                                          1 YEAR     5 YEAR     10/2/95
                                                                              (INCEPTION)
                    Class S Shares*...................       %          %         %
                       Quarter Ended

                    Russell Midcap Index..............       %          %         %(2)

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    ................%

                    * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                    (1) AIM Capital Management, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

                    (2) Index return is for the period beginning October 1, 1995.

MORE ON THE         A I M Capital has managed the Portfolio since March 1, 1999.
PORTFOLIO           AIM Capital is an indirect subsidiary of AMVESCAP, one of
MANAGER             the world's largest independent investment companies. As of
                    December 31, 2002, AIM Capital and its immediate parent, A I
                    M Advisors, Inc., managed approximately $ 124 billion in assets. The address of AIM Capital is 11 Greenway Plaza,
                    Houston, Texas 77046.

                    The following persons at AIM Capital are primarily responsible for the day-to-day investment decisions of the
                    Portfolio:

                  NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
                  ----                   ---------------------------------------

                  Robert M. Kippes       Senior Portfolio Manager

                                         Mr. Kippes has been associated with AIM
                                         Capital since 1989.

                  Kenneth A. Zschappel   Senior Portfolio Manager

                                         Mr. Zschappel has been associated with
                                         AIM Capital and/or its affiliates since
                                         1990.

                  Ryan E. Crane          Senior Portfolio Manager

                                         Mr. Crane has been associated with AIM
                                         Capital since 1994.

                  Jay K. Rushin          Portfolio Manager

                                         Mr. Rushin has been associated with AIM
                                         Capital from 1998 to the present and
                                         1994 to 1996. During the period of 1996
                                         to 1998, Mr. Rushin worked as an
                                         associate equity analyst at Prudential
                                         Securities.

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO (FORMERLY VAN KAMPEN GROWTH AND INCOME PORTFOLIO)

PORTFOLIO
MANAGER           Van Kampen

INVESTMENT
OBJECTIVE         Long-term growth of capital and income

PRINCIPAL         Under normal market conditions, the Portfolio Manager seeks to
INVESTMENT        achieve the Portfolio's investment objective by investing
STRATEGY          primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated
                  "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's ("S&P") or by Moody's Investors Service, Inc. ("Moody's"). A more complete description of security ratings is contained in the Trust's
                  Statement of Additional Information.

                  In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Portfolio Manager may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Portfolio Manager indicate that it is desirable to do so. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

PRINCIPAL         The principal risks of investing in the Portfolio and the
RISKS             circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                     Convertible Securities Risk
                                         Debt Securities Risk
                                           Derivative Risk
                                       Foreign Investment Risk
                                        Growth Investing Risk
                                             Manager Risk
                                       Market and Company Risk
                                          Mid-Cap Company Risk
                                          Small Company Risk

                  Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE       The value of your shares in the Portfolio will fluctuate
                  depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                  The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

                  The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                   ING VAN KAMPEN GROWTH AND INCOME -- ANNUAL TOTAL RETURN*(1)

                                 [ANNUAL TOTAL RETURN CHART]

                                     Year      Return
                                     1994        0.59
                                     1995       31.06
                                     1996       20.65
                                     1997       29.82
                                     1998       14.13
                                     1999       15.88
                                     2000       -2.11
                                     2001      -11.95
                                     2002

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index and the Russell 1000 Index. The Standard & Poor's 500 Index is comprised of 500 U.S. stocks. The Russell 1000 Index consists of the 1000 largest companies in the Russell 3000 Index.

                                  AVERAGE ANNUAL TOTAL RETURN(1)

                                                         1 YEAR     5 YEAR     10/4/93
                                                                             (INCEPTION)
                  Class S Shares*....................      %          %          %
                  Standard & Poor's
                    500 Index........................      %          %          %(2)
                  Russell 1000 Index.................      %          %          %(2)

                              BEST QUARTER

                    Quarter Ended
                    ............... %

                              WORST QUARTER

                    Quarter Ended
                    ................%

                  * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                  (1) Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different portfolio manager.

                  (2) Index return is for the period beginning October 1, 1993.

MORE ON THE       Morgan Stanley Investment Management Inc. ("MSIM Inc.") is a
PORTFOLIO         registered investment adviser, located at 1221 Avenue of the
MANAGER           Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. does business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen." As of December 31,
                  2002, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $ 376.2 billion.

                  The Portfolio is managed by Van Kampen's Equity Income team. Current members of the team include James A. Gilligan, Managing Director; James O. Roeder, Vice President; Sergio Marcheli, Vice President and Vincent Vizachero, Associate.

                           PORTFOLIO FEES AND EXPENSES

      The table that follows shows the estimated operating expenses paid each year by a Portfolio. These estimated expenses are based on the expenses paid by the Portfolios in the year 2002 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

      Your variable annuity contract or variable life insurance policy ("Variable Contract") is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company under your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Trust's Portfolios are not fixed or specified under the terms of your variable contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.

                                 CLASS I SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)

                                                                                       TOTAL      TOTAL NET
                                  MANAGEMENT      DISTRIBUTION          OTHER        OPERATING    PORTFOLIO
                                      FEE          (12B-1) FEE       EXPENSES(2)      EXPENSES     EXPENSES
                                  -----------     -------------      -----------     ---------    ----------
Aim Capital Mid Cap                                   0.00%

Alliance Mid Cap Growth                               0.00%

Capital Guardian Large
Cap Value                                             0.00%

Capital Guardian Managed
Global                                                0.00%

Capital Guardian Small Cap                            0.00%

Developing World                                      0.00%

FMR Diversified Mid Cap                               0.00%

Goldman Sachs Internet
Tollkeeper(SM)                                        0.00%

Hard Assets                                           0.00%

Jennison Equity Opportunity                           0.00%

Mercury Focus Value                                   0.00%                (3)

Mercury Fundamental Growth                            0.00%                (3)

Salamon Brothers All Cap                              0.00%

Salomon Brothers Investors                            0.00%


                                                                                    TOTAL        TOTAL NET
                                  MANAGEMENT     DISTRIBUTION         OTHER       OPERATING      PORTFOLIO
                                      FEE        (12B-1) FEE       EXPENSES(2)     EXPENSES       EXPENSES
                                  -----------    ------------      -----------    ---------      ----------
T. Rowe Price Capital
Appreciation                                         0.00%

T. Rowe Price Equity Income                          0.00%

UBS U.S. Balanced                                    0.00%

Van Kampen Equity Growth                             0.00%               (3)

Van Kampen Global Franchise                          0.00%               (3)

Van Kampen Growth and Income                         0.00%

Van Kampen Real Estate                               0.00%

(1) This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

(2) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expense.

(3) "Other Expenses" for the Van Kampen Equity Growth Portfolio, Mercury Focus Value Portfolio and Mercury Fundamental Growth Portfolio are estimated because the Portfolios did not have a full year of performance as of December 31, 2002.

EXAMPLE This example is intended to help you compare the cost of investing in Class I of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class I operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 Year             3 Years           5 Years            10 Years
                                                  ------             -------           -------            --------
Aim Capital Mid Cap

Alliance Mid Cap Growth

Capital Guardian Large Cap Value

Capital Guardian Managed Global

Capital Guardian Small Cap

Developing World

FMR Diversified Mid Cap

Goldman Sachs Internet Tollkeeper(SM)

Hard Assets

Jennison Equity Opportunity

Mercury Focus Value

                                                  1 Year             3 Years           5 Years            10 Years
                                                  ------             -------           -------            --------
Mercury Fundamental Growth

Salamon Brothers All Cap

Salomon Brothers Investors

T. Rowe Price Capital Appreciation

T. Rowe Price Equity Income

UBS U.S. Balanced

Van Kampen Equity Growth

Van Kampen Global Franchise

Van Kampen Growth and Income

Van Kampen Real Estate

                           SUMMARY OF PRINCIPAL RISKS

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTIONS OF THE PORTFOLIOS AND ARE DESCRIBED IN THIS SECTION. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPALS RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a portfolio's performance.

ALLOCATION RISK. A portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by a portfolio manager. A portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

BORROWING AND LEVERAGE RISK. The Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of the Portfolio shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CLOSED-END INVESTMENT COMPANY RISK. When a portfolio invests in closed-end investment companies, the portfolio indirectly pays a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the portfolio.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities and tends to decline as interest rates increase and increase as interest rates decline. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a portfolio's investments in foreign currency-denominated securities may reduce the value of a portfolio's assets.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities.

DERIVATIVE RISK. A portfolio may use futures, options, swaps and other derivative instruments to hedge or protect a portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain a portfolio's investment objective. A portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (1940
Act), which means that the portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKET RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.

HARD ASSET RISK. The production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with


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extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.

HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgement.

INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDUSTRY CONCENTRATION RISK. Since the Portfolio invests primarily in securities of companies in a particular market sector, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector.

INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on the Portfolio during the start-up phase when the Portfolio's asset base is relatively small. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a portfolio to be more volatile than if a portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets .

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A portfolio's investments in illiquid securities may reduce the returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no assurance that these will achieve a Portfolio's objective, and a portfolio manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.


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MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

MARKET TRENDS RISK. From time to time, the stock market may not favor the type or style of securities in which a portfolio invests.

MATURITY RISK. Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price.

MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

MORTGAGE RISK. A portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a portfolio because a portfolio will have to reinvest that money at the lower prevailing interest rates.

OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
(OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

To the extent that a portfolio invests significantly in one geographic region or country, a portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.

REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject the Fund to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

RESTRICTED AND ILLIQUID SECURITIES RISK. Certain Portfolio may invest in restricted and illiquid securities. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio Manager might wish to sell, and the secuirty could have the effect of decreasing the overall level of


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the Portfolio's liquidity. Further ,the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

SECTOR RISK. A sector is a group of selected industries, such as technology. A portfolio may, at times, invest significant assets in securities of issuers in one or more market sectors, such as technology. To the extent a portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a portfolio than it would on a fund that has securities representing a broader range of investments.

SECURITIES LENDING RISK. The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio.

SHORT SALES RISK. A portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the portfolio manager believes that the price of a security may decline, causing the value of a security owned by the portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the portfolio owns.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.

SOVEREIGN DEBT RISK. The Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

SPECIAL SITUATIONS RISK. A " special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Investments in special situation companies may not appreciate if an anticipated development does not occur or does not produce the anticipated result.

UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. A portfolio equity investments in an issuer may rise and fall based on the issuer's


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actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A portfolio manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

VALUE INVESTING RISK. A particular risk of a portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented stocks and may not favor equities at all.

SHORT SALES RISK. A portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the portfolio manager believes that the price of a security may decline, causing the value of a security owned by the portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the portfolio owns.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

A WORD ABOUT        Each Portfolio in this prospectus, unless specifically noted
PORTFOLIO           under a portfolio's principal investment strategy, is
DIVERSITY           diversified, as defined in the Investment Company Act of
                    1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under a portfolio's principal investment strategy, is fundamental.
                    In addition, investment restrictions are fundamental if so designated in this prospectus or statement of additional information. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL          The Statement of Additional Information is made a part of
INFORMATION         this prospectus. It identifies investment restrictions more
ABOUT THE           detailed risk descriptions, a description of how the bond
PORTFOLIOS          rating system works and other information that may be
                    helpful to you in your decision to invest. You may obtain a copy without charge by calling our Customer Service Center at 1-800-344-6864, or downloading it from the Securities and Exchange Commission's website (http://www.sec.gov).

NON-FUNDAMENTAL     Certain Portfolios have adopted non-fundamental investment
INVESTMENT          policies to invest the assets of the Portfolio in securities
POLICIES            that are consistent with the Portfolio's name. For more
                    information about these policies, please consult the Statement of Additional Information.

TEMPORARY           A portfolio manager may depart from a portfolio's its
DEFENSIVE           principal investment strategies by temporarily investing for
POSITIONS           defensive purposes when a Portfolio Manager believes that
                    adverse market, economic, political or other conditions may affect a Portfolio . Instead, the Portfolio may invest in securities believed to present less risk, such as cash items, debt securities that are high quality or higher than normal, more liquid securities or others. While a portfolio invests defensively, it may not be able to pursue its investment objective. A portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a portfolio may engage, unless specifically noted under a portfolio's principal investment strategy, are identified and discussed, together with their risks, in the Statement of Additional
                    Information.


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INDEPENDENT         Ernst & Young LLP, located at Two Commerce Square, Suite
AUDITORS            4000, 2001 Market Street, Philadelphia, Pennsylvania 19103.

FINANCIAL           Because the Class I shares of the Funds commenced operations
HIGHLIGHTS          in 2002, audited financial highlights for the Portfolios are not available.


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THE ADVISER         Directed Services, Inc. ("DSI"), a New York corporation, is the adviser to theTrust. As of December 31, 2002, DSI managed over $____ billion in registered investment company assets. DSI is registered with the U.S. Securities and Exchange Commission ("SEC") as an investment adviser and a broker-dealer.

                    DSI, subject to the supervision of the Board of Trustees of the Trust, (the "Board"), acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, the Adviser delegates to Portfolio Managers the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement portfolio managers to the Board of the Trust. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace a non-affiliated Portfolio Manager for a Portfolio, as well as change the terms of a contract with a non-affiliated portfolio manager without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of the portfolio manager of a portfolio. In this event, the name of the portfolio and its investment strategies may also change.

                    DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a portfolio's assets and the purchase and sale of portfolio securities for one or more portfolios.

ADMINISTRATIVE      In addition to advisory services, DSI provides
SERVICES            administrative and other services necessary or the ordinary operation of the Portfolios. DSI procures and pays for the services and information necessary to the proper conduct of the portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services.
                    DSI also acts as liaison among the various service providers to the portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the portfolios offer their shares. DSI also ensures that the portfolios operate in compliance with applicable legal requirements and monitors the portfolio managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, including the cost of the Trustees and Officers Errors and Omissions Liability
                    Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses. The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the portfolio managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by the Manager.

                    The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the portfolio managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by the Manager.

                    DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services will provide the Portfolios with certain administrative services. The administrative services performed by ING Funds Services on behalf of DSI include acting as a liaison among


                                       94
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                    the various service providers to the Portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements and monitoring the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios.

PORTFOLIO           DSI is the principal underwriter and distributor of each
DISTRIBUTION        Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania
                    19380.

                    DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

CLASS OF SHARES     The Trust offers three classes of shares of each Portfolio which are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only Class I shares are offered by this prospectus.


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ADVISORY FEE        The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more portfolios).

                    MANAGEMENT FEE PAID IN 2002. The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                                                    FEE PAID TO ADVISER DURING 2002
                    PORTFOLIO                                   (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                    AIM Capital Mid Cap                                            %
                    Alliance Mid Cap Growth                                        %
                    Capital Guardian Large Cap Value                               %
                    Capital Guardian Managed Global                                %
                    Capital Guardian Small Cap                                     %
                    Developing World                                               %
                    FMR Diversified Mid-Cap                                        %
                    Goldman Sachs Internet Tollkeeper(SM)                          %
                    Hard Assets                                                    %
                    Jennison Equity Opportunity                                    %
                    Mercury Focus Value                                            %
                    Mercury Fundamental Growth                                     %
                    Salomon Brothers All Cap                                       %
                    Salomon Brothers Investors                                     %
                    T. Rowe Price Capital Appreciation                             %
                    T. Rowe Price Equity Income                                    %
                    UBS U.S. Balanced                                              %
                    Van Kampen Equity Growth                                       %
                    Van Kampen Global Franchise                                    %
                    Van Kampen Growth and Income                                   %
                    Van Kampen Real Estate                                         %

                    * DSI had agreed to a voluntary fee waiver of 0.05% of assets in excess of $840 million with respect to the Van Kampen Growth and Income Portfolio through December 31, 2002.

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                    DSI pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.

                                   SHARE PRICE

                    The net asset value (NAV) per share for each class of each Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Portfolios do not price shares, the NAV of a Portfolio that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

                    In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

                             TAXES AND DISTRIBUTIONS

                    The Trust pays net investment income, if any, on outstanding shares of each portfolio annually, except that net investment income of the Liquid Asset Portfolio is declared as a dividend daily and paid monthly and that the Limited Maturity Bond Portfolio may declare a dividend monthly or quarterly. Any net realized long-term capital gains for any portfolio will be declared and paid at least once annually. Net realized short-term gains may be declared and paid more frequently. Dividends and distributions made by any portfolio will automatically be reinvested in additional shares of that portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract) makes an election to receive distributions in cash. Dividends or distributions by a portfolio other than the Liquid Asset Portfolio will reduce the per share net asset value by the per share amount paid.

                    Each portfolio of the Trust intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the portfolios are generally not subject to federal income tax on its ordinary income and net realized capital gains that are distributed. It is each portfolio's intention to distribute all such income and gains.

                    Each portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a portfolio to the insurance company's separate accounts.

                    The foregoing is only a summary of some of the important federal income tax considerations generally affecting a portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

TO OBTAIN MORE INFORMATION

A Statement of Additional Information, dated May 1, 2003, has been filed with the Securities and Exchange Commission, and is made a part of this prospectus by reference.

Additional information about the GCG Trust's investments is available in the GCG Trust's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the GCG Trust's performance during its last fiscal year.

To obtain a free copy of these documents or to make inquiries about the portfolios, please write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066.

Information about the GCG Trust can be reviewed and copied at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the GCG Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

THE GCG TRUST TRUSTEES

Paul S. Doherty

J. Michael Earley

R. Barbara Gitenstein

R. Glenn Hilliard

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

Blaine E. Rieke

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer

        ING [LOGO]

05/01/03                                                   SEC File No. 811-5629

                               ING INVESTORS TRUST
                            (formerly, The GCG Trust)

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2003

       ING Salomon Brothers All Cap Portfolio                  ING International Equity Portfolio
          (formerly All Cap Series)                               (formerly International Equity Series)

       ING UBS U.S. Balanced Portfolio                         ING Goldman Sachs Internet Tollkeeper(SM)
          (formerly Asset Allocation Growth                    Portfolio*
          Series)                                                 (formerly Internet Tollkeeper(SM) Series)

       ING Alliance Mid Cap Growth Portfolio                   ING Salomon Brothers Investors Portfolio
          (formerly Capital Growth Series)                        (formerly Investors Series)

       ING Capital Guardian Small Cap Portfolio                ING J.P. Morgan Fleming Small Cap Equity Portfolio
         (formerly Capital Guardian Small Cap                     (formerly J.P. Morgan Fleming Chase Small Cap
          Series)                                              Equity Series)

       ING PIMCO Core Bond Portfolio                           ING Janus Growth and Income Portfolio
          (formerly Core Bond Series)                             (formerly Janus Growth and Income Series)

       ING Developing World Portfolio                          ING Capital Guardian Large Cap Value Portfolio
          (formerly Developing World Series)                      (formerly Large Cap Value Series)

       ING FMR Diversified Mid Cap Portfolio                   ING Limited Maturity Bond Portfolio
          (formerly Diversified Mid-Cap Series)                   (formerly Limited Maturity Bond Series)

       ING Van Kampen Equity Growth Portfolio                  ING Liquid Asset Portfolio
          (formerly Equity Growth Series)                         (formerly Liquid Asset Series)

       ING T. Rowe Price Equity Income Portfolio               ING Capital Guardian Managed Global Portfolio
          (formerly Equity Income Series)                         (formerly Managed Global Series)

       ING Jennison Equity Opportunity Portfolio               ING MFS Mid Cap Growth Portfolio
          (formerly Equity Opportunity Series)                    (formerly Mid-Cap Growth Series)

       ING Mercury Focus Value Portfolio                       ING Van Kampen Real Estate Portfolio
          (formerly Focus Value Series)                           (formerly Real Estate Series)

       ING T. Rowe Price Capital Appreciation Portfolio        ING MFS Research Portfolio
         (formerly Fully Managed Series)                          (formerly Research Series)

       ING Mercury Fundamental Growth Portfolio                ING Janus Special Equity Portfolio)
          (formerly Fundamental Growth Focus Series)              (formerly Special Situations Series)

       ING Van Kampen Global Franchise Portfolio               ING AIM Capital Mid Cap Growth Portfolio
          (formerly Global Franchise Series)                      (formerly Strategic Equity Series)

       ING Marisco Growth Portfolio                            ING MFS Total Return Portfolio
          (formerly Growth Series)                                (formerly Total Return Series)

       ING Hard Assets Portfolio                               ING Eagle Asset Value Equity Portfolio
          (formerly Hard Assets Series)                           (formerly Value Equity Series)
                                                               ING Van Kampen Growth and Income Portfolio
       ING PIMCO High Yield Portfolio                             (formerly Van Kampen Growth and Income
          (formerly High Yield Series)                            Series)

       ING J.P. Morgan Fleming International                   ING Stock Index Portfolio
          Enhanced EAFE Portfolio                                 (formerly Stock Index Series)
          (formerly International Enhanced EAFE Series)

This Statement of Additional Information pertains to the Portfolios listed above, each of which is a separate series of ING Investors Trust. This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus dated May 1, 2003, which is incorporated by reference herein. The information in this Statement of Additional Information expands on information contained in the Prospectuses. The Prospectuses can be obtained without charge by contacting the Manager at the phone number or address below.

                             DIRECTED SERVICES, INC.
                               1475 Dunwoody Drive
                        West Chester, Pennsylvania 19380
                                 (800) 447-3644

*     Internet Tollkeeper(SM) is a service mark of Goldman, Sachs & Co.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                TABLE OF CONTENTS

                                                                         PAGE
INTRODUCTION  .........................................................    1
HISTORY
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES....................    1
     FIXED INCOME SECURITIES...........................................    1
     U.S. Government Securities........................................    1
     Custodial Receipts................................................    1
     Corporate Debt Securities.........................................    1
     High Yield Bonds..................................................    2
     Brady Bonds.......................................................    3
     Banking Industry and Savings Industry Obligations.................    3
     Commercial Paper..................................................    4
     Sovereign Debt....................................................    5
     Mortgage-Backed Securities........................................    6
         Stripped Mortgage-Backed Securities...........................    6
     Collateralized Mortgage Obligations...............................    7
     Agency Mortgage Securities........................................    7
         GNMA Certificates.............................................    7
         FNMA & FHLMC Mortgage-Backed Obligations......................    8
     Privately-Issued Mortgage-Backed Securities.......................    9
     Foreign-Related Mortgage Securities...............................    9
     Asset-Backed Securities...........................................    9
     Subordinated Mortgage Securities..................................   10
     Loan Participations...............................................   12
     Delayed Funding Loans and Revolving Credit Facilities.............   13
     Zero-Coupon and Payment-In-Kind Bonds.............................   14
     Eurodollar and Yankee Dollar Instruments..........................   14
     Inflation-Indexed Bonds...........................................   14
     Event-Linked Bonds................................................   15
     EQUITY INVESTMENTS................................................   15
     Common Stock and Other Equity Securities..........................   15
     Preferred Stock...................................................   15
     Convertible Securities............................................   15
     Warrants .........................................................   16
     Eurodollar Convertible Securities.................................   16
     DERIVATIVES.......................................................   16
     Futures Contracts and Options on Futures Contracts................   17
     General Description of Futures Contracts..........................   17
     Interest Rate Futures Contracts...................................   17
     Options on Futures Contracts......................................   17
     Stock Index Futures Contracts.....................................   18
     Investment in Gold and Other Precious Metals......................   19
     Gold Futures Contracts............................................   19
     Limitations.......................................................   20

                                                                                         PAGE
     OPTIONS ON SECURITIES AND SECURITIES INDEXES......................................   20
     Purchasing Options on Securities..................................................   20
     Risks of Options Transactions.....................................................   20
     Writing Covered Call and Secured Put Options......................................   21
     Options on Securities Indexes.....................................................   22
     Over-the-Counter Options..........................................................   22
     Risks Associated with Futures and Futures Options.................................   22
     Swaps.............................................................................   23
         Credit Default Swaps..........................................................   24
     Variable and Floating Rate Securities.............................................   24
     Lease Obligation Bonds............................................................   24
     Structured Securities.............................................................   25
     Indexed Securities................................................................   25
     Hybrid Instruments................................................................   25
     Dollar Roll Transactions..........................................................   27
     When-Issued, Delayed Delivery and Forward Commitment Transactions.................   27
     FOREIGN INVESTMENTS...............................................................   27
     Foreign Securities................................................................   27
     Sovereign Debt....................................................................   29
     Foreign Currency Transactions.....................................................   30
     Forward Currency Contracts........................................................   30
     Options on Foreign Currencies.....................................................   31
     Currency Management...............................................................   32
     Equity and Debt Securities Issued or Guaranteed by Supranational Organizations....   32
     Exchange Rate-Related Securities..................................................   33
     OTHER INVESTMENT PRACTICES AND RISKS..............................................   33
     Repurchase Agreements.............................................................   33
     Reverse Repurchase Agreements.....................................................   34
     Other Investment Companies........................................................   34
         Standard & Poor's Depositary Receipts ("SPDRs")...............................   34
         World Equity Benchmark Shares ("WEBS")........................................   34
         Exchange Traded Funds ("ETFs")................................................   35
     Short Sales.......................................................................   35
     Short Sales Against the Box.......................................................   35
     Illiquid Securities...............................................................   35
     Restricted Securities.............................................................   35
     Borrowing.........................................................................   36
     Lending Portfolio Securities......................................................   36
     Real Estate Investment Trusts.....................................................   36
         Risks Associated with the Real Estate Industry................................   37
     Hard Asset Securities.............................................................   37
     Small Companies...................................................................   38
     Unseasoned Companies..............................................................   38
     Strategic Transactions............................................................   38
     Special Situations................................................................   39
     Internet and Internet-Related Companies...........................................   39
     Temporary Defensive Investments...................................................   39

                                                                                                                PAGE
INVESTMENT RESTRICTIONS....................................................................................     71
     Fundamental Investment Restrictions.....................................................................   71
       For the UBS U.S. Balanced , FMR Diversified Mid Cap, Janus Growth and Income and
         Janus Special Equity...............................................................................    71
       For the Mercury Fundamental Growth, Van Kampen Global Franchise, Mercury Focus Value ,
         Van Kampen Equity Growth, J.P. Morgan International Enhanced EAFE ,
         J.P. Morgan Fleming Small Cap Equity Portfolio, Goldman Sachs Internet Tollkeeper(SM)
         and International Equity...........................................................................    72
       For the T. Rowe Price Equity Income, T. Rowe Price Capital Appreciation , Limited Maturity Bond,
         Hard Assets, Van Kampen Real Estate, T. Rowe Price Capital Appreciation,
         Van Kampen Growth and Income, Eagle Asset Value Equity, AIM Capital Mid Cap Growth ,
         Capital Guardian Small Cap, Capital Guardian Managed Global, and Liquid Assets.....................    73
       For the MFS Total Return, Research Portfolio, MFS Mid Cap Growth and PIMCO Core Bond ................    75
       For the Marisco Growth...............................................................................    75
       For the Alliance Mid Cap Growth......................................................................    77
       For the Developing World.............................................................................    77
       For the Salomon Brothers Investors...................................................................    78
       For the Capital Guardian Large Cap Value.............................................................    79
       For the Salomon Brothers All Cap.....................................................................    80
     Non-Fundamental Investment Restrictions................................................................    81
       For the UBS U.S. Balanced , FMR Diversified Mid Cap, Janus Growth and Income
         and Janus Special Equity...........................................................................    81
       For the Mercury Fundamental Growth, Van Kampen Global Franchise, Mercury Focus Value,
         Van Kampen Equity Growth, J.P. Morgan Fleming International Enhanced EAFE, J.P. Morgan Fleming
         Small Cap Equity and International Equity..........................................................    82
       For the Van Kampen Growth and Income, Eagle Asset Value Equity, AIM Capital Mid Cap Growth
         and Capital Guardian Small Cp, Salomon Brothers All Cap............................................    83
       For the Capital Guardian Managed Global..............................................................    83
       For the MFS Total Return, MFS Research Portfolio, MFS Mid Cap Growth
         and PIMCO Core Bond ...............................................................................    84
       For the Marisco Growth...............................................................................    84
       For the Alliance Mid Cap Growth......................................................................    84

                                                                                                                PAGE
       For the Developing World.............................................................................    85
       For the Salomon Brothers Investors...................................................................    86
       For the Capital Guardian Large Cap Value.............................................................    86
       For the Goldman Sachs Internet Tollkeeper(SM) .......................................................    87
     Non-Fundamental Investment Policies
MANAGEMENT OF THE TRUST.....................................................................................    88
     Interested Trustees and Principal Executive Officers...................................................    88
     Independent Trustees...................................................................................    92
     Trustees' Fund Equity Ownership Positions..............................................................    96
     Board Committees.......................................................................................    96
     Compensation of Trustees...............................................................................    98
     The Management Agreement...............................................................................   100
     Portfolio Managers.....................................................................................   105
     Distribution of Trust Shares...........................................................................   110
     Distribution Plan......................................................................................   111
         Shareholder Servicing Agreement....................................................................   112
     Codes of Ethics........................................................................................   112
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................................................   113
     Investment Decisions...................................................................................   113
     Brokerage and Research Services........................................................................   113
NET ASSET VALUE.............................................................................................   118
PERFORMANCE INFORMATION.....................................................................................   118
TAXES.......................................................................................................   122
OTHER INFORMATION...........................................................................................   124
     Capitalization.........................................................................................   124
     Voting Rights..........................................................................................   124
     Purchase of Shares.....................................................................................   124
     Redemption of Shares...................................................................................   125
     Exchanges..............................................................................................   125
     Custodian and Other Service Providers..................................................................   125
     Independent Auditors...................................................................................   125
     Registration Statement.................................................................................   125
     Financial Statements...................................................................................   126
APPENDIX  1:  DESCRIPTION OF BOND RATINGS...................................................................   A-1

                                  INTRODUCTION

      This Statement of Additional Information is designed to elaborate upon information contained in the Prospectuses for the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained herein is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Portfolio's securities and some investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectuses and are not repeated herein. Captions and defined terms in this Statement of Additional Information generally correspond to like captions and terms in the Portfolios' Prospectuses. Terms not defined herein have the meanings given them in the Prospectuses.

                                     HISTORY

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 36 investment portfolios. The Fund is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions (individually, a "Portfolio" and collectively, the "Portfolios"). The Fund currently has authorized the following thirty six Portfolios: ING Salomon Brothers All Cap Portfolio ("Salomon Brothers All Cap"), ING UBS U.S. Balanced Portfolio ("UBS U.S. Balanced"), ING Alliance Mid Cap Growth Portfolio ("Alliance Mid Cap Growth"), ING Capital Guardian Small Cap Portfolio ("Capital Guardian Small Cap"), ING PIMCO Core Bond Portfolio ("Core Bond"), ING Developing World Portfolio ("Developing World"), ING FMR Diversified Mid Cap Portfolio ("Diversified Mid Cap"), ING Van Kampen Equity Growth Portfolio ("Van Kampen Equity Growth"), ING T. Rowe Price Equity Income Portfolio ("T. Rowe Price Equity Income"), ING Jennison Equity Opportunities Portfolio ("Jennison Equity Opportunities"), ING Mercury Focus Value Portfolio ("Mercury Focus Value"), ING T. Rowe Price Capital Appreciation Portfolio ("T. Rowe Price Capital Appreciation"), ING Mercury Fundamental Growth Portfolio ("Mercury Fundamental Growth"). ING Van Kampen Global Franchise Portfolio ("Van Kampen Global Franchise"), ING Marsico Growth Portfolio ("Marsico Growth"), ING Hard Assets Portfolio ("Hard Assets"), ING PIMCO High Yield Portfolio ("PIMCO High Yield"), ING J.P. Morgan Fleming International Enhanced EAFE Portfolio ("J.P. Morgan Fleming International Enhanced EAFE"), ING International Equity Portfolio ("International Equity"), ING Goldman Sachs Internet Tollkeeper Portfolio ("Goldman Sach Internet Tollkeeper"), ING Salomon Brothers Investors Portfolio ("Salomon Brothers Investors"), ING J.P. Morgan Fleming Small Cap Equity Portfolio ("J.P. Morgan Small Cap Equity"), ING Janus Growth and Income Portfolio ("Janus Growth and Income"), ING Capital Guardian Large Cap Value Portfolio ("Capital Guardian Large Cap Value"), ING Limited Maturity Bond Portfolio ("Limited Maturity Bond"), ING Liquid Assets Portfolio ("Liquid Assets"), ING Capital Guardian Managed Global Portfolio ("Capital Guardian Managed Global"), ING MFS Mid Cap Growth Portfolio ("MFS Mid Cap Growth"), ING Van Kampen Real Estate Portfolio ("Van Kampen Real Estate"), ING MFS Research Portfolio ("MFS Research"), ING Janus Special Equity Portfolio ("Special Equity"), ING AIM Capital Mid Cap Growth Portfolio ("AIM Capital Mid Cap Growth"), ING MFS Total Return Portfolio ("MFS Total Return"), ING Eagle Asset Value Equity Portfolio ("Eagle Asset Value Equity"), ING Van Kampen Growth and Income Portfolio ("Van Kampen Growth and Income"), and ING Stock Index Portfolio ("Stock Index Portfolio").

On January 31, 1992, the name of the Trust was changed to The GCG Trust. Prior to that date, the name of the Trust was The Specialty Managers Trust. Effective May 1, 2003, the name of the Trust is changed to ING Investors Trust. Also effective May 1, 2003, the names of each Portfolio of the Trust will change as follows:

                ---------------------------------------------    --------------------------------------------------------
                                    CURRENT NAME                              NEW NAME - EFFECTIVE MAY 1, 2003
------------    ---------------------------------------------    --------------------------------------------------------
Trust Name                          The GCG Trust                                 ING Investors Trust
------------    ---------------------------------------------    --------------------------------------------------------
Portfolio       -   All Cap Series                                -   ING Salomon Brothers All Cap Portfolio
Names
                -   Asset Allocation Growth Series                -   ING UBS U.S. Balanced Portfolio

                -   Capital Growth Series                         -   ING Alliance Mid Cap Growth Portfolio

                -   Capital Guardian Small Cap Series             -   ING Capital Guardian Small Cap Portfolio

                -   Core Bond Series                              -   ING PIMCO Core Bond Portfolio

                -   Developing World Series                       -   ING Developing World Portfolio

                -   Diversified Mid-Cap Series                    -   ING FMR Diversified Mid Cap Portfolio

                -   Equity Growth Series                          -   ING Van Kampen Equity Growth Portfolio

                -   Equity Income Series                          -   ING T. Rowe Price Equity Income Portfolio

                -   Equity Opportunity Series                     -   ING Jennison Equity Opportunities Portfolio

                -   Focus Value Series                            -   ING Mercury Focus Value Portfolio

                -   Fully Managed Series                          -   ING T. Rowe Price Capital Appreciation Portfolio

                -   Fundamental Growth Focus Series               -   ING Mercury Fundamental Growth Portfolio

                -   Global Franchise Series                       -   ING Van Kampen Global Franchise Portfolio

                -   Growth Series                                 -   ING Marsico Growth Portfolio

                -   Hard Assets Series                            -   ING Hard Assets Portfolio

                -   High Yield Series                             -   ING PIMCO High Yield Portfolio

                -   International Enhanced EAFE Series            -   ING J.P. Morgan Fleming International Enhanced
                                                                      EAFE Portfolio

                -   International Equity Series                   -   ING International Equity Portfolio

                -   Internet Tollkeeper(SM) Series                -   ING Goldman Sachs Internet Tollkeeper(SM) Portfolio

                -   Investors Series                              -   ING Salomon Brothers Investors Portfolio

                -   J.P. Morgan Fleming Chase Small Cap Equity    -   ING J.P. Morgan Fleming Small Cap Equity Portfolio
                    Series

                -   Janus Growth and Income Series                -   ING Janus Growth and Income Portfolio

                ---------------------------------------------    --------------------------------------------------------
                                    CURRENT NAME                              NEW NAME - EFFECTIVE MAY 1, 2003
                ---------------------------------------------    --------------------------------------------------------
                -   Large Cap Value Series                        -   ING Capital Guardian Large Cap Value Portfolio

                -   Limited Maturity Bond Series                  -   ING Limited Maturity Bond Portfolio

                -   Liquid Asset Series                           -   ING Liquid Assets Portfolio

                -   Managed Global Series                         -   ING Capital Guardian Managed Global Portfolio

                -   Mid-Cap Growth Series                         -   ING MFS Mid Cap Growth Portfolio

                -   Real Estate Series                            -   ING Van Kampen Real Estate Portfolio

                -   Research Series                               -   ING MFS Research Portfolio

                -   Special Situations Series                     -   ING Janus Special Equity Portfolio

                -   Strategic Equity Series                       -   ING AIM Capital Mid Cap Growth Portfolio

                -   Total Return Series                           -   ING MFS Total Return Portfolio

                -   Value Equity Series                           -   ING Eagle Asset Value Equity Portfolio

                -   Van Kampen Growth and Income Series           -   ING Van Kampen Growth and Income Portfolio

                -   Stock Index Series                            -   ING Stock Index Portfolio
                ---------------------------------------------    --------------------------------------------------------

               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

FIXED INCOME INVESTMENTS

U.S. GOVERNMENT SECURITIES

      U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section on "Mortgage-Backed Securities," and Federal Housing Administration debentures). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full.

      Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Mortgage Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks.

      Certain Portfolios may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

      The Goldman Sachs Internet Tollkeeper(SM) and PIMCO Core Bond may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs"). For certain securities law purposes, custodial receipts are not considered

Custodial Receipts and Trust Certificates

      Goldman Sachs Internet Tollkeeper(SM) and PIMCO Core Bond may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks. representing interests in securities held by a custodian or trustee. The securities so held may include US. Government securities, municipal securities or other types of securities in which the portfolio may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third parry that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the foes and expenses charged to the custodial account or trust. Each Portfolio may also invest in separately issued interests in custodial receipts and test certificates.

      Although under the terms of a custodial receipt a Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, a Portfolio could be required to assert through custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if a Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

      Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by art issuer or the issuer's credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

CORPORATE DEBT SECURITIES

      Certain Portfolios may invest in corporate debt securities, as stated in the Portfolios' investment objectives and policies in the relevant Prospectus or in this Statement of Additional Information. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Some Portfolios may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor's Rating Corporation ("Standard & Poor's" or "S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"), or, if not rated by Standard & Poor's or Moody's, of equivalent quality as determined by the Portfolio Manager.

      The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There is also a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

      New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Portfolio will not accrue any income on these securities prior to delivery. The Portfolio will maintain in a segregated account with its custodian an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

      Moody's or Standard and Poor's do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Portfolio's Manager.

HIGH YIELD BONDS

      "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa or BBB, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in the pertinent Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

      Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

      High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolio may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

      The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Portfolio could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

      There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to reflect subsequent events.

BRADY BONDS

      "Brady Bonds," are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

      Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation's reserves. Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Portfolio might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Portfolio.

BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS

      Certain Portfolios may invest in (1) certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term obligations issued by savings and loan associations ("S&Ls"). Some Portfolios may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and some Portfolios also may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See "Foreign Securities" discussion in this Statement of Additional Information for further information regarding risks attending investment in foreign securities.

      Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. A Portfolio will not invest in fixed-time deposits
(1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than

10% or 15%, depending on the Portfolio, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

      Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

      Certain of the Portfolios invest only in bank and S&L obligations as specified in that Portfolio's investment policies. Other Portfolios except UBS U.S. Balanced will not invest in obligations issued by a commercial bank or S&L unless:

      (i) the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard and Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Portfolio Manager, similar creditworthiness to institutions having outstanding securities so rated;

      (ii) in the case of a U.S. bank or S&L, its deposits are insured by the FDIC or the Savings Association Insurance Fund ("SAIF"), as the case may be; and

      (iii) in the case of a foreign bank, the security is, in the determination of the Portfolio Manager, of an investment quality comparable with other debt securities which may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

      The Capital Guardian Managed Global will not invest in obligations issued by a U.S. or foreign commercial bank or S&L unless:

      (i) the bank or S&L has total assets of at least $10 billion (U.S.), or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard & Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Portfolio Manager, similar creditworthiness to institutions having outstanding securities so rated; and

      (ii) in the case or a U.S. bank or S&L, its deposits are insured by the FDIC or the SAIF, as the case may be.

COMMERCIAL PAPER

      Commercial paper consist of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

      All of the Portfolios may invest in commercial paper (including variable rate master demand notes and extendable commercial notes ("ECN")), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for a Portfolio, it may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody's or A-1 or A-2 by Standard & Poor's; (ii) if not rated by either Moody's or Standard & Poor's, issued by a corporation having an outstanding debt issue rated A or better by Moody's or Standard & Poor's; or
(iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest.

      Commercial paper obligations may include variable rate master demand notes. These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Portfolio Manager will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Portfolio Manager also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's; the Portfolio may invest in them only if the Portfolio Manager believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered by the Portfolio to have a maturity of one day, unless the Portfolio Manager has reason to believe that the borrower could not make immediate repayment upon demand. See the Appendix for a description of Moody's and Standard & Poor's ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the 1933 Act as part of a private placement that meets liquidity standards under procedures adopted by the Board shall not be considered to be restricted.

SOVEREIGN DEBT

      Debt obligations known as "sovereign debt" are obligations of governmental issuers in emerging market countries and industrialized countries. Some Portfolios may invest in obligations issued or guaranteed by a foreign government or its political subdivisions, authorities, agencies, or instrumentalities, or by supranational entities, which, at the time of investment, are rated A or better by Standard & Poor's or Moody's or, if not rated by Standard & Poor's or Moody's, determined by the Portfolio Manager to be of equivalent quality. The PIMCO Core Bond may invest in such securities rated B, subject to a maximum of 10% in securities rated Ba and B.

      Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

      A governmental entity's willingness or ability to repay principal and pay interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government's dependence on expected disbursements from third parties, the government's policy toward the International Monetary Fund and the political constraints to which a government may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a debtor's implementation of economic reforms or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the government debtor, which may further impair such debtor's ability or willingness to timely service its debts. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements. The issuers of the government debt securities in which the Portfolio may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. There can be no assurance that the Brady Bonds and other foreign government debt securities in which a Portfolio may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect the Portfolio's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

MORTGAGE-BACKED SECURITIES.

      The Portfolios may invest only in those mortgage-backed securities that meet their credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property.

      Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, a Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

      STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

      SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

      Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

      COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

      CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

      In a typical CMO transaction, a corporation ("issuer") issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

      Certain Portfolios may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

AGENCY MORTGAGE SECURITIES.

      The Portfolios may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

      GNMA CERTIFICATES. Government National Mortgage Association ("GNMA") certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

      Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the Federal

Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

      Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

      FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

      FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES.

      Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

      These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

FOREIGN-RELATED MORTGAGE SECURITIES.

      The International Equity may invest in foreign-related mortgage securities. Foreign-related mortgage securities are interests in pools of mortgage loans made to residential buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Polls of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These mortgage loans operate similar to those in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience and maturities of loans.

ASSETOBACKED SECURITIES.

      Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Portfolio's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

      Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

      A Portfolio may invest in any type of asset-backed security if the Portfolio Manager determines that the security is consistent with the Portfolio's investment objective and policies. It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-backed securities are developed and offered to investors, investments in such new types of mortgage-backed securities may be considered for the Portfolios.

SUBORDINATED MORTGAGE SECURITIES

      Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which certain Portfolios may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

      The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

      In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

      Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

      Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full.

      The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

      A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

      A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Portfolio by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Portfolio would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

      The Portfolio Manager will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Portfolio Manager has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Portfolio seeks opportunities to acquire subordinated residential mortgage securities where, in the view of the Portfolio Manager, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Portfolio Manager will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

      Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

      A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

      The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by savings and loan associations, savings banks, commercial banks or similar institutions and mortgage banking companies.

      Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service's duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

      The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

LOAN PARTICIPATIONS.

      The PIMCO Core Bond and the UBS U.S. Balanced may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Portfolios assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Portfolios intend to invest may not be rated by any nationally recognized rating service.

      A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Portfolios have direct recourse against the corporate borrower, the Portfolios may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower. A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the Portfolios were determined to be subject to the claims of the agent bank's general creditors, the Portfolios might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the Portfolios do not receive scheduled interest or principal payments on such indebtedness, the Portfolios' share price and yield could be adversely affected. Loans that are fully secured offer the Portfolios more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated. The Portfolios may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Portfolios bear a substantial risk of losing the entire amount invested. The Portfolios limit the amount of their total assets that they will invest in any one issuer or in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, the Portfolios generally will treat the corporate borrower as the "issuer" of indebtedness held by the individual Portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Portfolio and the corporate borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations require a Portfolio to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

      Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Portfolio Manager believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Portfolios currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Portfolios' limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Portfolios' investment restriction relating to the lending of funds or assets by the Portfolios.

      Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Portfolios. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Portfolios could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Portfolios rely on the Portfolio Managers' research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolios.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES.

      The PIMCO Core Bond may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Portfolio Manager in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments. The PIMCO Core Bond may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Portfolio currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolio's limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Portfolio's investment restriction relating to the lending of funds or assets.

ZERO-COUPON AND PAYMENTOIN-KIND BONDS

      Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

      The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. The Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other Portfolio securities to satisfy the Portfolio's distribution obligations.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

      Certain Portfolios may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investments."

INFLATION-INDEXED BONDS.

      Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

EVENTOLINKED BONDS.

      "Event-linked bonds" are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. Event-linked bonds may also expose the Portfolio to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

EQUITY INVESTMENTS

COMMON STOCK AND OTHER EQUITY SECURITIES

      Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives a Portfolio the right to vote on measures affecting the company's organization and operations.

      Certain of the Portfolios may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for a Portfolio, the Portfolio Manager will generally invest the Portfolio's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

PREFERRED STOCK

      Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

CONVERTIBLE SECURITIES

      A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

      Certain Portfolios may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Portfolio will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

WARRANTS

      Certain Portfolios may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the losses of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause a Portfolio to suffer losses that it would not otherwise sustain.

      Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

EURODOLLAR CONVERTIBLE SECURITIES

      Certain Portfolios may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. The Portfolios may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Portfolios may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

DERIVATIVES

      Certain Portfolios may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

The Portfolio's transactions in derivative instruments may include:

      - the purchase and writing of options on securities (including index options) and options on foreign currencies;

      - the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed income securities; and

      - entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

      The success of transactions in derivative instruments depends on the Portfolio Manager's judgment as to their potential risks and rewards. Use of these instruments exposes a Portfolio to additional investment risks and transaction costs. If the Portfolio Manager incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Portfolio's return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. A Portfolio could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

      Certain Portfolios may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the Portfolio Manager's judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with a Portfolio's investments, the use of derivatives could result in a loss to the Portfolio and may, in turn, increase the Portfolio's volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

      GENERAL DESCRIPTION OF FUTURES CONTRACTS. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where a Portfolio has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Where a Portfolio has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.

      INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

      A Portfolio may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy a Portfolio might employ, a Portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable the Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which the Portfolio intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

      A Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by the Portfolio would be substantially offset by the ability of the Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.

      OPTIONS ON FUTURES CONTRACTS. A futures option gives the Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by the Portfolio.

      The Portfolio may use options on futures contracts in connection with hedging strategies. Generally these strategies would be employed under the same market conditions in which a Portfolio would use put and call options on debt securities, as described hereafter in "Options on Securities and Securities Indexes."

      STOCK INDEX FUTURES CONTRACTS. A "stock index" assigns relative values to the common stock included in an index (for example, the Standard & Poor's 500 Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

      To the extent that changes in the value of a Portfolio corresponds to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to the Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

      (1) when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

            (a)   forego possible price appreciation,

            (b) create a situation in which the securities would be difficult to repurchase, or

            (c)   create substantial brokerage commissions;

      (2) when a liquidation of the Portfolio has commenced or is contemplated, but there is, in the Portfolio Manager's determination, a substantial risk of a major price decline before liquidation can be completed; or

      (3)   to close out stock index futures purchase transactions.

      Where a Portfolio anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

      (1) if the Portfolio is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Portfolio Manager to be fair value based upon the price of the stock at the time it qualified for inclusion in the Portfolio, or

      (2)   to close out stock index futures sales transactions.

      As long as required by regulatory authorities, each investing Portfolio will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading "Limitations" in this section, in order to avoid being deemed a commodity pool. For example, a Portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Portfolio's securities or the price of the securities which the Portfolio intends to purchase. The Portfolio's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio's exposure to interest rate fluctuations, a Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this Statement of Additional Information for a discussion of other strategies involving futures and futures options.

      If a purchase or sale of a futures contract is made by a Portfolio, it is required to deposit with its custodian a specified amount of cash and/or securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Portfolio expects to earn interest income on its initial margin deposits.

      A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." The payment or receipt of the variation margin does not represent a borrowing or loan by a Portfolio but is settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

      A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

      Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

      INVESTMENT IN GOLD AND OTHER PRECIOUS METALS. Some Portfolios may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals. In order to qualify as a regulated investment company under Subchapter M of the Code," each Portfolio (with the exception of Hard Assets) intends to manage its metal investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.

      Metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value). Any metals purchased by a Portfolio will be delivered to and stored with a qualified custodian bank. Metal investments do not generate interest or dividend income.

      Metal investments are considered speculative and are affected by various worldwide economic, financial, and political factors. Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada, and Australia. Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

      GOLD FUTURES CONTRACTS. A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price. When the Portfolio purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when the Portfolio sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price. A Portfolio may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. The Portfolio will not engage in these contracts for speculation or for achieving leverage. The Portfolio's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

      LIMITATIONS. When purchasing a futures contract, a Portfolio must maintain with its custodian cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Portfolio similarly will maintain with its custodian cash and/or liquid securities (including any margin) equal to the amount such option is "in-the-money" until the option expires or is closed out by the Portfolio. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price.

      In compliance with the requirements of the Commodity Futures Trading Commission ("CFTC") under which an investment company may engage in futures transactions, the Trust will comply with certain regulations of the CFTC to qualify for an exclusion from being a "commodity pool." The regulations require that the Trust enter into futures and options (1) for "bona fide hedging" purposes, without regard to the percentage of assets committed to initial margin and options premiums, or (2) for other strategies, provided that the aggregate initial margin and premiums required to establish such positions do not exceed 5% of the liquidation value of a Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts entered into.

      In addition, the UBS U.S. Balanced and the FMR Diversified Mid Cap will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of the Portfolio's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, the Portfolio's total obligations upon setllement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

OPTIONS ON SECURITIES AND SECURITIES INDEXES

      PURCHASING OPTIONS ON SECURITIES. An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Portfolio would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Portfolio would continue to receive interest income on such security.

      A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

      A Portfolio may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities ("LEAPs") and Buy Write Option Unitary Derivatives ("BOUNDs"). LEAPs provide the holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities' capital appreciation up to a fixed dollar amount.

RISKS OF OPTIONS TRANSACTIONS

      The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

      There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position. If a Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

      Since option premiums paid or received by a Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in the Portfolio's net asset value being more sensitive to changes in the value of the underlying securities.

      WRITING COVERED CALL AND SECURED PUT OPTIONS. In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Portfolio may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

      In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a Portfolio may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

      Except the UBS U.S. Balanced Portfolio and FMR Diversified Mid Cap, a Portfolio may write a call or put option only if the option is "covered" or "secured" by the Portfolio holding a position in the underlying securities. This means that so long as the Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, a Portfolio may maintain, in a segregated account with the Trust's custodian, cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if the Portfolio maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.

      OPTIONS ON SECURITIES INDEXES. A Portfolio may purchase or sell call and put options on securities indexes for the same purposes as it purchase or sells options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, the Portfolio is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or the Portfolio must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable the Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of the Portfolio's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

      OVER-THE-COUNTER OPTIONS. Certain Portfolios may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by a Portfolio may be considered an Illiquid Security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

      The staff of the SEC has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of a Portfolio's assets (the "SEC illiquidity ceiling"). Except as provided below, the Portfolios intend to write over-the-counter options only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York. OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while a Portfolio relies on the party from whom it purchases an OTC Option to perform if the Portfolio exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, the Portfolio will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

      GENERAL. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

      The premium paid for a put or call option purchased by a Portfolio is recorded as an asset of the Portfolio and subsequently adjusted. The premium received for an option written by a Portfolio is included in the Portfolio's assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

      A Portfolio may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates. A Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system

RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS

      There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While a Portfolio's transactions in futures may protect the Portfolio against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the Portfolio from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle so that the Portfolio's return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

      There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent the Portfolio from liquidating an unfavorable position and the Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

      Most Portfolios will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists. Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. A Portfolio could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

      The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

SWAPS

      Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

      The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether a Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on the Portfolio Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

      The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

      For purposes of applying the Portfolios' investment policies and restrictions (as stated in the prospectuses and this SAI) swap agreements are generally valued by the Portfolios at market value. In the case of a credit default swap sold by a Portfolio (i.e., where the Portfolio is selling credit default protection), however, the Portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the Portfolios for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

      CREDIT DEFAULT SWAPS. The PIMCO Core Bond may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap.

      The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held it its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.

VARIABLE AND FLOATING RATE SECURITIES

      Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi- annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

      Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

LEASE OBLIGATION BONDS

      Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to a Portfolio's limit on illiquid securities.

STRUCTURED SECURITIES

      Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Portfolio's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.

INDEXED SECURITIES

      Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

      Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

      The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

HYBRID INSTRUMENTS

      Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

      Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

      The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

      Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

      Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

      Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

      The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio. Accordingly, each Portfolio, except for the Janus Special Equity, the Marisco Growth and the Janus Growth and Income, will limit its investments in Hybrid Instruments to 10% of its total assets. However, because of their volatility, it is possible that a Portfolio's investment in Hybrid Instruments will account for more than 10% of the Portfolio's return (positive or negative).

DOLLAR ROLL TRANSACTIONS

      Certain Portfolios seeking a high level of current income may enter into dollar rolls or "covered rolls" in which the Portfolio sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period. During the roll period, the Portfolio forgoes principal and interest paid on the securities sold at the beginning of the roll period. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase

(often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, the Portfolio may or may not take delivery of the securities the Portfolio has contracted to purchase.

      The Portfolio's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Portfolio. "Covered rolls" are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to the Portfolio.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

      All Portfolios may purchase securities on a when-issued, delayed delivery or forward commitment basis if the Portfolio holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. Although a Portfolio would generally purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, the Portfolio may dispose of a when-issued or delayed delivery security prior to settlement if the Portfolio Manager deems it appropriate to do so. The Portfolio may realize short-term profits or losses upon such sales.

FOREIGN INVESTMENTS

FOREIGN SECURITIES

      Certain Portfolios may invest in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts") which are described below. Some Portfolios may invest in foreign branches of commercial banks and foreign banks. See the "Banking Industry and Savings Industry Obligations" discussion in this Statement of Additional Information for further description of these securities.

      Each Portfolio (except the Developing World, Hard Assets, Janus Special Equity, Janus Growth and Income, and Marisco Growth) may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country. PIMCO Core Bond may not have more than 10% of its total assets invested in securities of issuers located in emerging market companies. In addition, Hard Assets may invest up to 35% of its net assets in securities of issuers located in South Africa. A Portfolio's investments in U.S. issuers are not subject to the foreign country diversification guidelines.

      Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

      Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each of these Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

      There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

      Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio's investment.

      Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a Portfolio's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

SOVEREIGN DEBT

      Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Portfolio and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

      Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, the Portfolio may have few or no effective legal remedies for collecting on such debt.

      As discussed above "sovereign debt" consists of debt obligations of governmental issuers in emerging market countries and industrialized countries. The sovereign debt issued or guaranteed by certain emerging market governmental entities and corporate issuers in which a Portfolio may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high yield bonds) and subject to many of the same risks as such securities. Similarly, the Portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Portfolio may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. The issuers of the government debt securities in which the Portfolio may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which has led to defaults on certain obligations and the restructuring of certain indebtedness. See "High Yield Bonds" and "Sovereign Debt" under "Description of Securities and Investment Techniques."

      Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Portfolio or its investors.

      ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

      EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

      In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatibly in financial markets, which could have a negative effect on the value of a portfolio's shares.

FOREIGN CURRENCY TRANSACTIONS

      Since certain Portfolios that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolios may enter into foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

      FORWARD CURRENCY CONTRACTS. Certain Portfolios may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

      A Portfolio will engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. A Portfolio might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to "lock in" the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

      A Portfolio may enter into forward foreign currency contracts in two circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Portfolio may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

      Second, when the Portfolio Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. None of the Portfolios will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency.

      None of the Portfolios will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency, unless the Portfolio covers the excess with sufficient segregated assets. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

      It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver.

      If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

      Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out a forward currency position, and in such an event, a Portfolio might not be able to effect a closing purchase transaction at any particular time. In addition, a Portfolio entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

OPTIONS ON FOREIGN CURRENCIES

      A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. A Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

      A Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency that the Portfolio anticipates acquiring, during the period the Portfolio holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received.

      In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

      A Portfolio uses foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Portfolios to reduce foreign currency risk using such options.

      As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

CURRENCY MANAGEMENT

      A Portfolio's flexibility to participate in higher yielding debt markets outside of the United States may allow the Portfolios to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When a Portfolio invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Portfolio's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Portfolio is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying a Portfolio's investments should help increase the net asset value of the Portfolio. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which a Portfolio's securities are denominated will generally lower the net asset value of the Portfolio. The Portfolio Manager attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to a Portfolio.

EQUITY AND DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS

      Portfolios authorized to invest in securities of foreign issuers may invest assets in equity and debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

EXCHANGE RATE-RELATED SECURITIES

      Certain of the Portfolios may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. A Portfolio will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund's purchase of this type of security would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

      Investment in exchange rate-related securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

OTHER INVESTMENT PRACTICES AND RISKS

REPURCHASE AGREEMENTS

      All Portfolios may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

      The Portfolio Manager monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Portfolio. The Portfolio Manager, in accordance with procedures established by the Board of Trustees, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.

      A Portfolio may engage in repurchase transactions in accordance with guidelines approved by the Board of Trustees of the Trust, which include monitoring the creditworthiness of the parties with which a Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

      A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio's limitation of 15% of the net assets of the Portfolio on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, a Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. A Portfolio also might incur disposition costs in connection with liquidating the securities.

REVERSE REPURCHASE AGREEMENTS

      A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. A Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. A Portfolio typically will segregate assets determined to be liquid by the Portfolio Manager to cover its obligations under reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements may be considered to be borrowings by the seller; accordingly, a Portfolio will limit its investments in reverse repurchase agreements consistent with the borrowing limits applicable to the Portfolio. See "Borrowing" for further information on these limits. The use of reverse repurchase agreements by a Portfolio creates leverage, which increases a Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. The Goldman Sachs Internet Tollkeeper(SM) may not invest in reverse repurchase agreements.

OTHER INVESTMENT COMPANIES

      All Portfolios may invest in shares issued by other investment companies. The Goldman Sachs Internet Tollkeeper(SM) , Jennison Equity Opportunities, AIM Capital Mid Cap Growth and Eagle Asset Value Equity may invest in shares of certain types of investment companies referred to as "SPDR"s and "WEB"s, as defined below. Certain Portfolios may invest in Exchange Traded Funds ("ETFs"), as defined below. A Portfolio is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase, (1) acquire more than 3% of the outstanding voting shares of the investment company, (2) invest more than 5% of the Portfolio's total assets in the investment company, or (3) invest more than 10% of the Portfolio's total assets in all investment company holdings. As a shareholder in any investment company, a Portfolio will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company. The T. Rowe Price Equity Income and T. Rowe Price Capital Appreciation may, however, invest in shares of the T. Rowe Price Money Market Funds; the Janus Special Equity, Marsico Growth and Janus Growth and Incomes may invest in shares of Janus' Money Market Funds and the UBS U.S. Balanced and FMR Diversified Mid Caps may invest in shares of Fidelity Money Market Funds pursuant to the receipt of SEC exemptive orders. Other Portfolios may invest in shares issued by other investment companies to the extent permitted by the 1940 Act. The International Equity may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies.

      STANDARD & POOR'S DEPOSITARY RECEIPTS. Each of the Goldman Sachs Internet TollkeeperSM, Jennison Equity Opportunities, AIM Capital Mid Cap Growth, and Eagle Asset Value Equity may, consistent with its investment policies, purchase Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange ("AMEX") that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500.

      WORLD EQUITY BENCHMARK SHARES. The Goldman Sachs Internet TollkeeperSM, Jennison Equity Opportunities, AIM Capital Mid Cap Growth and International Equity may also invest in World Equity Benchmark Shares ("WEBS"). WEBS are shares of an investment company that invests substantially all of its assets in securities included in the MSCI indices for specified countries. WEBS are listed on the AMEX and were initially offered to the public in 1996. The market prices of WEBS are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of WEBS on the AMEX. To date, WEBS have traded at relatively modest discounts and premiums to their NAVs. However, WEBS have a limited operating history and information is lacking regarding the actual performance and trading liquidity of WEBS for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of WEBS will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting WEBS should occur in the future, the liquidity and value of the Portfolio's shares could also be substantially and adversely affected. If such disruptions were to occur, the Portfolio could be required to reconsider the use of WEBS as part of its investment strategy.

      EXCHANGE TRADED FUNDS ("ETFS"). ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or Foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

SHORT SALES

      A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in market price. A Portfolio may make short sales to offset a potential decline in a long position or a group of long positions, or if the Portfolio Manager believes that a decline in the price of a particular security or group of securities is likely. The Goldman Sachs Internet Tollkeeper(SM) may not invest in short sales.

      The Portfolio's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. A Portfolio is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

SHORT SALES AGAINST THE BOX

      A short sale "against the box" is a short sale where, at the time of the short sale, the Portfolio owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. A Portfolio would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Portfolio. Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectus.

ILLIQUID SECURITIES

      Illiquid securities are securities that are not readily marketable, including, where applicable: (1) repurchase agreements with maturities greater than seven calendar days or with a demand period of more than seven days; (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options, as described in this Statement of Additional Information; (5) certain variable rate demand notes having a demand period of more than seven days; and (6) securities the disposition of which is restricted under Federal securities laws (excluding Rule 144A Securities, described below).

RESTRICTED SECURITIES

      Each Portfolio may also purchase securities that are not registered under the Securities Act of 1933 ("1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). The Trust's Board of Trustees, based upon information and recommendations provided by the Portfolio Manager, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. The Board of Trustees has adopted guidelines and has delegated to the Portfolio Manager the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, has retained sufficient oversight and is ultimately responsible for the determinations. This investment practice could have the effect of decreasing the level of liquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment Portfolio. Subject to the limitation on investments in illiquid investments and subject to the diversification requirements of the Code, the Portfolios may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Portfolios' inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to "QIBs." Nonetheless, a small market exists for trading 144A securities. The Portfolio may not be able to sell these securities when the Portfolio Manager wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

BORROWING

      Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Portfolio's shares. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

      Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to a Portfolio's borrowing limitations to the extent that a Portfolio establishes and maintains liquid assets in a segregated account with the Trust's custodian equal to the Portfolio's obligations under the when-issued or delayed delivery arrangement.

LENDING PORTFOLIO SECURITIES

      For the purpose of realizing additional income, certain Portfolios may make secured loans of portfolio securities. Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Portfolio's investment program. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call each loan and obtain the securities on five business day's notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of the Portfolio Manager, the consideration to be earned from such loans would justify the risk.

REAL ESTATE INVESTMENT TRUSTS.

      REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

      RISKS ASSOCIATED WITH THE REAL ESTATE INDUSTRY. Although a Portfolio that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment in the Portfolio may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:

             -    possible declines in the value of real estate;

             -    adverse general or local economic conditions;

             -    possible lack of availability of mortgage funds;

             -    overbuilding;

             -    extended vacancies of properties;

             - increases in competition, property taxes and operating expenses;

             -    changes in zoning or applicable tax law;

             - costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

             -    casualty or condemnation losses;

             - uninsured damages from floods, earthquakes or other natural disasters;

             -    limitations on and variations in rents; and

             -    unfavorable changes in interest rates.

      In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

HARD ASSET SECURITIES

      The production and marketing of hard assets or global resources may be affected by actions and changes in governments. In addition, hard asset companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

SMALL COMPANIES

      Certain of the Portfolios may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

      Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Portfolio to dispose of such securities may be greatly limited, and a Portfolio may have to continue to hold such securities during periods when the Portfolio Manager would otherwise have sold the security. It is possible that the Portfolio Manager or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Portfolio which it manages.

      UNSEASONED COMPANIES. Certain Portfolios, including the FMR FMR Diversified Mid Cap, Jennison Equity Opportunities, AIM Capital Mid Cap Growth, Capital Guardian Small Cap, Capital Guardian Managed Global and Goldman Sachs Internet Tollkeeper(SM) s, may invest in companies (including predecessors) which have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

STRATEGIC TRANSACTIONS

      Subject to the investment limitations and restrictions for each of the Portfolios as stated elsewhere in this Statement of Additional Information, certain of the Portfolios may, but are not required to, utilize various investment strategies as described herein to hedge various market risks, to manage the effective maturity or duration of fixed income securities, or to seek potentially higher returns Utilizing these investment strategies, the Portfolio may purchase and sell, to the extent not otherwise limited or restricted for such Portfolios, exchange-listed and over-the-counter put and call on securities, equity and fixed income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

     Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolios resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its Portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although no more than 5% of the Portfolio's assets will be used as the initial margin or purchase price of options for Strategic Transactions entered into for purposes other than "bona fide hedging" positions as defined in the regulations adopted by the Commodity Futures Trading Commission. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Portfolio Manager's ability to predict, which cannot be assured, pertinent market movements. The Portfolio will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or Portfolio management purposes.

SPECIAL SITUATIONS

     A special situation arises when, in the opinion of the Portfolio Manager, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

INTERNET AND INTERNETORELATED COMPANIES

     Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development. As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies. Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful. In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, Competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses. Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.

     RISK CONSIDERATIONS REGARDING THE INTERNET INDUSTRY

         Investors should carefully consider the risks of companies in the Internet industry and related industries when making an investment decision. The value of the Fund's shares will fluctuate based upon risk factors affecting the Internet industry and related industries. Stocks of many Internet companies for which initial public offerings occurred between 1999 and 2001 recently have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of firm and may never achieve profitability.

Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company's business, results of operations and financial condition. In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company's business, results of operations and financial condition.

TEMPORARY DEFENSIVE INVESTMENTS

     For temporary and defensive purposes, each Portfolio may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stock and repurchase agreements. Each Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

     Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and this Statement of Information will apply at the time of investment. A Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

     The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Portfolio's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of that Portfolio's voting securities present at a meeting if the holders of more than 50% of that Portfolio's outstanding voting securities are present or represented by proxy, or (2) more than 50% of that Portfolio's outstanding voting securities. The investment objectives and all other investment policies or practices of the Goldman Sachs Internet Tollkeeper,(SM) J.P. Morgan Fleming Small Cap Equity and J.P. Morgan Fleming International Enhanced EAFE are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent changes in any applicable percentage resulting from market fluctuations will not require elimination of any security from a portfolio.

     FOR THE UBS U.S. BALANCED , FMR DIVERSIFIED MID CAP, JANUS GROWTH AND INCOME AND JANUS SPECIAL EQUITY:

A Portfolio may not:

      1. with respect to 75% of each Portfolio's total assets (50% of the Janus Special Equity's total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

      2. issue senior securities, except as permitted under the Investment Company Act of 1940;

      3. borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

      4. underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

      5. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

      6. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

      7. purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

      8. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

     FOR THE MERCURY FUNDAMENTAL GROWTH, VAN KAMPEN GLOBAL FRANCHISE, , VAN KAMPEN EQUITY GROWTH, J.P. MORGAN FLEMING INTERNATIONAL ENHANCED EAFE, J.P. MORGAN FLEMING SMALL CAP EQUITY, GOLDMAN SACHS INTERNET TOLLKEEPER(SM) AND INTERNATIONAL EQUITY:

     A Portfolio may not:

      1. with respect to 75% of each Portfolio's total assets (50% of the Van Kampen Global Franchise, J.P. Morgan Fleming International Enhanced EAFE, and J.P. Morgan Fleming Small Cap Equitys' total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

      2. issue senior securities, except as permitted under the Investment Company Act of 1940;

      3. borrow money, except that (a) the Portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), and (b) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes. Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. In addition, the Goldman Sachs Internet TollkeeperSM, Global Franchise, and Van Kampen Equity Growths may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, purchase securities on margin to the extent permitted by applicable law, and engage in transactions in mortgage dollar rolls which are accounted for as financings.

      4. underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

      5. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

      6. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

      7. purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

      8. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

     FOR THE T. ROWE PRICE EQUITY INCOME, T. ROWE PRICE CAPITAL APPRECIATION , LIMITED MATURITY BOND, HARD ASSETS, VAN KAMPEN REAL ESTATE , JENNISON EQUITY OPPORTUNITIES , VAN KAMPEN GROWTH AND INCOME, EAGLE ASSET VALUE EQUITY, AIM CAPITAL MID CAP GROWTH , CAPITAL GUARDIAN SMALL CAP, CAPITAL GUARDIAN MANAGED GLOBAL, AND LIQUID ASSETS:

     Under these restrictions, a Portfolio may not:

      (1) Invest in a security if, with respect to 75% of its total assets, more than 5% of the total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, except that this restriction does not apply to Van Kampen Real Estate or Hard Assets;

      (2) Invest in a security if, with respect to 75% of its assets, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities,except that this restriction does not apply to Van Kampen Real Estate or Hard Assets;

      (3) Invest in a security if more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply: (a) to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto),
            (b) with respect to Liquid Assets, to securities or obligations issued by U.S. banks, (c) with respect to Capital Guardian Managed Global, to securities issued or guaranteed by foreign governments or any political subdivisions thereof, authorities, agencies, or instrumentalities (or repurchase agreements with respect thereto); and (d) to the Van Kampen Real Estate , which will normally invest more than 25% of its total assets in securities of issuers in the real estate industry and related industries, or to the Hard Assets, which will normally invest more than 25% of its total assets in the group of industries engaged in hard assets activities, provided that such concentration for these two Portfolios is permitted under tax law requirements for regulated investment companies that are investment vehicles for variable contracts;

      (4) Purchase or sell real estate, except that a Portfolio may invest in securities secured by real estate or real estate interests or issued by companies in the real estate industry or which invest in real estate or real estate interests;

      (5) Purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities), except a Portfolio engaged in transactions in options, futures, and options on futures may make margin deposits in connection with those transactions, except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction, and except that Hard Assets may, consistent with its investment objective and subject to the restrictions described in the Prospectus and in the Statement of Additional Information, purchase securities on margin;

      (6) Lend any funds or other assets, except that a Portfolio may, consistent with its investment objective and policies:

            (a) invest in debt obligations, even though the purchase of such obligations may be deemed to be the making of loans;

            (b)   enter into repurchase agreements; and

            (c) lend its portfolio securities in accordance with applicable guidelines established by the Securities and Exchange Commission and any guidelines established by the Board of Trustees;

      (7) Issue senior securities, except insofar as a Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with that Portfolio's borrowing policies, and except, for purposes of this investment restriction, collateral or escrow arrangements with respect to the making of short sales, purchase or sale of futures contracts or related options, purchase or sale of forward currency contracts, writing of stock options, and collateral arrangements with respect to margin or other deposits respecting futures contracts, related options, and forward currency contracts are not deemed to be an issuance of a senior security;

      (8) Act as an underwriter of securities of other issuers, except, when in connection with the disposition of portfolio securities, a Portfolio may be deemed to be an underwriter under the federal securities laws;

      (9) With respect to the T. Rowe Price Equity Income, T. Rowe Price Capital Appreciation , Limited Maturity Bond, Hard Assets, Van Kampen Real Estate, and Liquid Assets, make short sales of securities, except short sales against the box, and except that this restriction shall not apply to the Hard Assets, which may engage in short sales within the limitations described in the Statement of Additional Information;

      (10) Borrow money or pledge, mortgage, or hypothecate its assets, except that a Portfolio may: (a) borrow from banks, but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%; and (b) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward currency contracts as described in the Prospectus and in the Statement of Additional Information. (The deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a "when-issued" or delayed delivery basis and collateral arrangements with respect to initial or variation margin and other deposits for futures contracts, options on futures contracts, and forward currency contracts will not be deemed to be pledges of a Portfolio's assets);

      (11) With respect to the T, Rowe Price Equity Income, T. Rowe Price Capital Appreciation, Limited Maturity Bond, Hard Assets, Van Kampen Real Estate, and Liquid Assets, invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Portfolio Manager are illiquid if, as a result of such investment, more than 10% of the total assets of the Portfolio, or, for the Van Kampen Growth and Income, Eagle Asset Value Equity, AIM Capital Mid Cap Growth, Jennison Equity Opportunities, Capital Guardian Small Cap and Capital Guardian Managed Global, more than 15% of the total assets of the Portfolio (taken at market value at the time of such investment), would be invested in such securities;

      (12) Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts), except:

            (a) any Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and on options on such futures contracts;

            (b) the T. Rowe Price Equity Income and AIM Capital Mid Cap Growth may engage in futures contracts on gold; and

            (c) this restriction shall not apply to the Capital Guardian Managed Global and the Hard Assets.

      (13) With respect to all Portfolios except the Capital Guardian Managed Global, invest in puts, calls, straddles, spreads, or any combination thereof, provided that this restriction does not apply to puts that are a feature of variable or floating rate securities or to puts that are a feature of other corporate debt securities, and except that any Portfolio may engage in transactions in options, futures contracts, and options on futures.

FOR THE MFS TOTAL RETURN, MFS RESEARCH PORTFOLIO, MFS MID CAP GROWTH AND PIMCO CORE BOND :

     A Portfolio may not:

      (1) With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of a Portfolio's total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer; provided that this restriction shall not apply to MFS Mid Cap Growth ;

      (2) invest more than 25% of the value of the Portfolio's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

      (3) borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings), except PIMCO Core Bond may also borrow to enhance income;

      (4) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

      (5) purchase or sell any commodity contract, except that each Portfolio may purchase and sell futures contracts based on debt securities, indexes of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indexes, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.) The MFS Mid-Cap Growth, MFS Research and MFS Total Return reserve the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities. The MFS Mid-Cap Growth, MFS Research and MFS Total Return will not purchase securities for the purpose of acquiring real estate or mineral leases, commodities or commodity contracts (except for options, futures contracts, options on futures contracts and forward contracts);

      (6) underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Trust's Board of Trustees, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

      (7) purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in the real estate industry and participation interests in pools of real estate mortgage loans, and it may liquidate real estate acquired as a result of default on a mortgage; and

      (8) issue any class of securities which is senior to a Portfolio shares of beneficial interest except as permitted under the Investment Company Act of 1940 or by order of the SEC.

FOR THE MARISCO GROWTH:

     The Portfolio may not:

      (1) purchase or sell commodities or commodity contracts, or interests in oil, gas, or other mineral leases, or other mineral exploration or development programs, although it may invest in companies that engage in such businesses to the extent otherwise permitted by the Portfolio investment policies and restrictions and by applicable law, except as required in connection with otherwise permissible options, futures and commodity activities as described elsewhere this Statement;

      (2) purchase or sell real estate, although it may invest in securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests;

      (3) make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities and except as required in connection with permissible options, futures, short selling and leverage activities as described elsewhere in the Prospectus and this Statement (the short sale restriction is non-fundamental);

      (4) with respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

      (5) mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

      (6) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

      (7) borrow money, except from banks for temporary or emergency purposes or in connection with otherwise permissible leverage activities, and then only in an amount not in excess of 5% of the Portfolio total assets (in any case as determined at the lesser of acquisition cost or current market value and excluding collateralized reverse repurchase agreements);

      (8) underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Trust's Board of Trustees, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

      (9) invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

      (10) issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions;

      (11) own, directly or indirectly, more than 25% of the voting securities of any one issuer or affiliated person of the issuer; and

      (12) purchase the securities of other investment companies, except as permitted by the 1940 Act or as part of a merger, consolidation, acquisition of assets or similar reorganization transaction.

FOR THE ALLIANCE MID CAP GROWTH:

     The Portfolio may not:

      (1) issue any class of securities which is senior to the Portfolio shares of beneficial interest, except that the Portfolio may borrow money to the extent contemplated by Restriction 3 below;

      (2) purchase securities on margin (but a Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose);

      (3) borrow more than one-third of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities;

      (4) underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Trust's Board of Trustees, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

      (5) as to 75% of the Portfolio total assets, purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) more than 5% of the Portfolio total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Portfolio total assets (taken at current value) would be invested in a single industry;

      (6) invest in securities of any issuer if any officer or Trustee of the Trust or any officer or director of the Portfolio Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer; and

      (7) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans.

FOR THE DEVELOPING WORLD:

     The Portfolio may not:

      (1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

      (2) Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies,
            (b) through the lending of up to 30% of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan;

      (3) (a) Borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions for a Portfolio that uses such investment techniques and then not in excess of one-third of the value of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings (excluding any fully collateralized reverse repurchase agreements and dollar roll transactions the Portfolio may enter into), and no additional investments may be made while any such borrowings are in excess of 10% of total assets;

      (4) Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions;

      (5) Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude a Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities);

      (6) Buy or sell real estate or commodities or commodity contracts; however, the Portfolio, to the extent not otherwise prohibited in the Prospectus or this Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this Statement of Additional Information;

      (7) Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in the Prospectus or this Statement of Additional Information, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets;

      (8) Invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

      (9) Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit a Portfolio from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions; and

      (10) Invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, more than 5% of a Portfolio's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

FOR THE SALOMON BROTHERS INVESTORS

     The Portfolio may not:

      (1) purchase any securities of another issuer (other than the United States of America) if upon said purchase more than 5% of its net assets would consist of securities of such issuer, or purchase more than 15% of any class of securities of such issuer;

      (2)   borrow money, except (i) in order to meet redemption requests or
            (ii) as a temporary measure for extraordinary or emergency purposes and, in the case of both (i) and (ii), only from banks and only in an aggregate amount not to exceed 5% of its total assets taken at cost or value, whichever is less, or mortgage or pledge any of its assets and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

      (3) lend its funds or other assets to any other person other than through the purchase of liquid debt securities pursuant to the Portfolio's investment policies, except that (a) the Portfolio may lend its portfolio securities in an amount up to 33 1/3% of its total assets, provided that the borrower may not be affiliated, directly or indirectly, with the Portfolio and (b) the Portfolio may enter into repurchase agreements in an amount up to an aggregate of 25% of its total assets;

      (4) invest in the securities of issuers which have been in operation for less than three years if such purchase at the time thereof would cause more than 5% of the net assets of the Portfolio to be so invested;

      (5) purchase any securities on margin (except that the Portfolio may make deposits in connection with transactions in options on securities), make any so-called "short" sales of securities or participate in any joint or joint and several trading accounts;

      (6)   act as underwriter of securities of other issuers;

      (7) purchase the securities of another investment company or investment trust except in the open market where no profit to a sponsor or dealer, other than the customary broker's commission, results from such purchase (but the aggregate of such investments shall not be in excess of 10% of the net assets of the Portfolio), or except when such purchase is part of a plan of merger or consolidation;

      (8) buy securities from, or sell securities to, any of its officers, directors, employees, investment manager or distributor, as principals;

      (9) purchase or retain any securities of an issuer if one or more persons affiliated with the Portfolio owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer and such affiliated persons so owning 1/2 of 1% together own beneficially more than 5% of such securities;

      (10) purchase real estate (not including investments in securities issued by real estate investment trusts) or commodities or commodity contracts, provided that the Portfolio may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency transactions and buy, sell and write options on currencies;

      (11)  issue senior securities except as may be permitted by the 1940 Act.

FOR THE CAPITAL GUARDIAN LARGE CAP VALUE

     The Portfolio may not:

      (1) issue senior securities, except to the extent that the borrowing of money in accordance with restrictions (3) may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.);

      (2) invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding U. S. Government securities and obligations of domestic branches of U.S. banks and savings and loan associations;

      (3) For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry;

      (4) purchase the securities of any issuer if the purchase would cause more than 5% of the value of the portfolio's total assets to be invested in the securities of any one issuer (excluding U. S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the portfolio, except that up to 25% of the value of each portfolio's total assets may be invested without regard to these restrictions;

      (5) borrow money, except that the portfolio may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the portfolio's total assets (including amounts borrowed) less liabilities (other than borrowings) and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions;

      (6) underwrite securities of other issuers except insofar as the Portfolio may be considered an underwriter under the 1933 Act in selling portfolio securities;

      (7) purchase or sell real estate, except that the Portfolio may invest in securities issued by companies which invest in real estate or interests therein and may invest in mortgages and mortgage-backed securities; and

      (8) purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and may purchase and sell futures contracts on foreign currencies and options on such futures contracts.

FOR THE SALOMON BROTHERS ALL CAP

     The Portfolio may not:

      (1) hold more than 25% of the value of its total assets in the securities of any single company or in the securities of companies in any one industry. As to 50% of the value of its total assets, the Portfolio's investment in any one security, other than United States Government obligations, will not exceed 5% of the value of its total assets and as to this 50%, the Portfolio will not invest in more than 15% of the outstanding voting securities of any one issuer;

      (2) borrow money or pledge or mortgage its assets, except as described under "Description of Securities and Investment Techniques" and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

      (3) underwrite securities, except in instances where the Portfolio has acquired portfolio securities which it may not be free to sell publicly without registration under the 1933 Act ("restricted securities"); in such registrations, the Portfolio may technically be deemed an "underwriter" for purposes of the 1933 Act. No more than 10% of the value of Portfolio's total assets may be invested in illiquid securities;

      (4) make loans other than through (a) the lending of its portfolio securities in accordance with the procedures described under "Description of Securities and Investment Techniques -- Lending of Portfolio Securities" in this Statement of Additional Information, or (b) entering into repurchase agreements in an amount up to an aggregate of 25% of its total assets, but this restriction shall not prevent the Portfolio from buying a portion of an issue of bonds, debentures or other obligations which are liquid, or from investing up to an aggregate of 10% (including investments in other types of illiquid securities) of the value of its total assets in portions of issues of bonds, debentures or other obligations of a type privately placed with financial institutions and which are illiquid;

      (5) invest more than 10% of the value of the Portfolio's total assets in securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, and equity securities which are not readily marketable;

      (6) invest in companies for the purpose of exercising control or management. (The Portfolio may on occasion be considered part of a control group of a portfolio company by reason of the size or manner of its investment, in which event the securities of such portfolio company held by the Portfolio may not be publicly saleable unless registered under the Securities Act of 1933 or pursuant to an available exemption thereunder.);

      (7) purchase securities on margin (except for such short-term credits as are necessary for the clearance of transactions and except that the Portfolio may make deposits in connection with transactions in options on securities) or make short sales of securities (except for sales "against the box", i.e., when a security identical to one owned by the Portfolio, or which the Portfolio has the right to acquire without payment of additional consideration, is borrowed and sold short);

      (8) purchase or sell real estate, interests in real estate, interests in real estate investment trusts, or commodities or commodity contracts; however, the Portfolio (a) may purchase interests in real estate investment trusts or companies which invest in or own real estate if the securities of such trusts or companies are registered under the Securities Act of 1933 and are readily marketable and (b) may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency contracts and buy, sell and write options on currencies;

      (9) purchase more than 3% of the stock of another investment company, or purchase stock of other investment companies equal to more than 5% of the Portfolio's net assets in the case of any one other investment company and 10% of such net assets in the case of all other investment companies in the aggregate. Any such purchase will be made only in the open market where no profit to a sponsor or dealer results from the purchase, except for the customary broker's commission. This restriction shall not apply to investment company securities received or acquired by the Portfolio pursuant to a merger or plan of reorganization. (The return on such investments will be reduced by the operating expenses, including investment advisory and administrative fees of such investment Portfolios and will be further reduced by the Portfolio's expenses, including management fees; that is, there will be a layering of certain fees and expenses.);

      (10) purchase or hold securities of an issuer if one or more persons affiliated with the Portfolio or with Smith Barney Asset Management owns beneficially more than 1/2 of 1% of the securities of that issuer and such persons owning more than 1/2 of 1% of such securities together own beneficially more than 5% of the securities of such issuer;

      (11) buy portfolio securities from, or sell portfolio securities to, any of the Portfolio's officers, directors or employees of its investment manager or distributor, or any of their officers or directors, as principals;

      (12) purchase or sell warrants; however, the Portfolio may invest in debt or other securities which have warrants attached (not to exceed 10% of the value of the Portfolio's total assets). Covered options with respect to no more than 10% in value of the Portfolio's total assets will be outstanding at any one time;

      (13) invest in interest in oil, gas or other mineral exploration or development programs, or

      (14)  issue senior securities except as may be permitted by the 1940 Act.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

     The following restrictions are not fundamental and may be modified by the Trustees without shareholder approval.

FOR LIMITED MATURITY BOND:

      1. Non-government securities must be rated Baa3 or better by Moody's or BBB or better by S&P or, if not rated, determined to be of comparable quality;

      2. Money market securities must be rated in the two highest categories by Moody's or S&P or, if not rated, determined to be of comparable quality;

      3. The Portfolio will not invest more than 10% of total assets in foreign government securities;

      4. The Portfolio will not have more than 25% of net assets invested in securities of issuers located in any one emerging market;

      5. Borrowing may not exceed 10% of the value of the total assets and 25% for temporary purposes (excluding (i) reverse repurchase agreements, (ii) options, futures, options on futures and forward currency contracts, and (iii) borrowing from banks, but only immediately after each borrowing and continuing thereafter there is asset coverage of 300%);

      6. Illiquid securities may not exceed 10% of net assets ( including repurchase agreements and fixed-time deposits subject to withdrawing penalties maturing in more than 7 days); or

      7. The Portfolio will not invest in obligations issued by a commercial bank or S&L, unless the bank or S&L meets the requirements set forth in this Statement of Additional Information.

FOR LIQUID ASSETS:

      1. Investments will not be rated below the two highest ratings categories;

      2. The Portfolio will invest 95% of the investments that, at the time of purchase, are rated in the highest short-term ratings category, or if unrated, determined to be of comparable quality;

      3. With respect to 100% of total assets, the Portfolio will not invest more than (i) 5% of such assets in securities of any one issuer (except U.S. government securities), (ii) 10% of such assets subject to demand features or guarantees from a single institution (with respect to 75% of total assets), or (iii) purchase more than 10% of the outstanding voting securities of any one issuer

      4. The Portfolio will not invest in more than the greater of 1% of total assets or $1,000,000 in securities of any one issuer that are rated in the second highest ratings category (excluding U.S. Government securities)

      5. The Portfolio will not invest in obligations issued or guaranteed by a foreign government (or its agencies or instrumentalities) or by supranational organization that is rated below A by S&P or Moody's

      6. The Portfolio will not have more than 25% of net assets invested in securities of issuers located in any one emerging market

      7. Borrowing will not exceed 10% of the value of the total assets and 25% for temporary purposes (excluding (i) reverse repurchase agreements, and (ii) borrowing from banks, but only immediately after each borrowing and continuing thereafter there is asset coverage of 300%)

      8. The Portfolio will not invest in obligations issued by a commercial bank or S&L, unless the bank or S&L meets the requirements set forth in this Statement of Additional Information

      9.    Investments in fixed time deposits may not exceed 10% of net assets

      10. Investments in foreign bank obligations are limited to U.S. dollar-denominated obligations

FOR VAN KAMPEN REAL ESTATE:

      1. The Portfolio may not make investments for the purpose of exercising control or management although the Portfolio retains the right to vote securities held by it and except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

      2. The Portfolio may not purchase securities on margin but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or maintenance margin in connection with forward contracts, futures contracts, foreign currency futures contracts or related options is not considered the purchase of a security on margin.

      3. The Portfolio may not invest in the securities issued by other investment companies as part of a merger, reorganization or other acquisition, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

      4. The Portfolio may not invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation.

      5. The Portfolio may not invest in securities of any company if any officer or trustee/director of the Portfolio or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees/directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

      6. The Portfolio may not invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Portfolio may acquire securities of public companies which themselves are engaged in such activities.

      7. The Portfolio may not invest more than 5% of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

      8. The Portfolio may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets, taken at current value, would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 which the Board of Trustees or the Adviser under Board approved guidelines, may determine are liquid nor does it apply to resale, a liquid market exists. Also excluded from this limitation on restricted securities are securities purchased by the Portfolio of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

         The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

FOR UBS U.S. BALANCED , FMR DIVERSIFIED MID CAP, JANUS GROWTH AND INCOME AND JANUS SPECIAL EQUITY:

      1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

      2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

      3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Portfolio Manager or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

      4. The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

      5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio's net assets) to a registered investment company or portfolio for which the Portfolio Manager or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

     With respect to Limitation (4), if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

     Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Portfolio's assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

     For purposes of normally investing at least 80% of the FMR Diversified Mid Cap's assets in securities of companies of medium market capitalizations, the Portfolio Manager intends to measure the capitalization range of the S&P MidCap 400 Index and the Russell Midcap Index no less frequently than once a month.

     FOR MARISCO GROWTHMERCURY FUNDAMENTAL GROWTH, VAN KAMPEN GLOBAL FRANCHISE, VAN KAMPEN EQUITY GROWTH, J.P. MORGAN FLEMING INTERNATIONAL ENHANCED EAFE,
J.P. MORGAN FLEMING SMALL CAP EQUITY, AND INTERNATIONAL EQUITY:

      1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

      2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

      3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Portfolio Manager or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)), and only to the extent that the value of the Portfolio's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings, and provided further that the borrowing may be made only for temporary, extraordinary or emergency purposes in amounts not exceeding 20% of the value of the Portfolio's total assets at the time of borrowing.

      4. The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

      5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio's net assets, except up to 20% of the Mercury

            Fundamental Growth's net assets) to a registered investment company or portfolio for which the Portfolio Manager or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

      6. The Portfolio with the exception may purchase or write options on securities only if (i) aggregate premiums on call options purchased by the Portfolio do not exceed 5% of its assets, (ii) aggregate premiums on put options purchased by a Portfolio do not exceed 5% of its net assets, (iii) not more than 25% of the Portfolio's net assets would be hedged, and (iv) not more than 25% of the Portfolio's net assets are used as cover for options written by the Portfolio.

     With respect to non-fundamental investment restriction 4, if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

     Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Portfolio's assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

FOR VAN KAMPEN GROWTH AND INCOME, EAGLE ASSET VALUE EQUITY, AIM CAPITAL MID CAP GROWTH AND CAPITAL GUARDIAN SMALL CAP:

     A Portfolio may not:

      (1) Make short sales of securities, except short sales against the box (this restriction shall not apply to the AIM Capital Mid Cap Growth , Capital Guardian Small Cap, and Capital Guardian Managed Global, which may make short sales within the limitations described in the Prospectus and elsewhere in this Statement of Additional Information); and

      (2) Invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Portfolio Manager are illiquid if, as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities.

FOR CAPITAL GUARDIAN MANAGED GLOBAL:

     The Portfolio may not:

     Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or futures contracts on currencies), except that the Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and in options on such futures contracts.

FOR MFS TOTAL RETURN, MFS RESEARCH  AND MFS MID CAP GROWTH :

     A Portfolio may not:

      (1) invest more than 15% (except 10% with respect to the MFS Research ,) of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

      (2) purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements;

      (3) make investments for the purpose of gaining control of a company's management.

FOR PIMCO CORE BOND:

     The Portfolio may not:

      (1) invest more than 15% (except 10% with respect to the MFS Research,) of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

      (2) purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements;

      (3) make investments for the purpose of gaining control of a company's management.

     Unless otherwise indicated, all limitations applicable to Portfolio investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio's investment portfolio, resulting from market fluctuations or other changes in a Portfolio's total assets will not require a Portfolio to dispose of an investment until the sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the sub-adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

FOR MARISCO GROWTH:

     The Portfolio may not invest, in the aggregate, more than 15% of its net assets in illiquid securities.

FOR THE ALLIANCE MID CAP GROWTH:

     The Portfolio may not:

      (1) invest in warrants (other than warrants acquired by the Portfolio as a part of a unit or attached to securities at the time of purchase) if, as a result, such investment (valued at the lower of cost or market value) would exceed 5% of the value of the Portfolio net assets, provided that not more than 2% of the Portfolio net assets may be invested in warrants not listed on the New York or American Stock Exchanges;

      (2) purchase or sell commodities or commodity contracts, except that the Portfolio may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions;

      (3) purchase securities restricted as to resale if, as a result, (i) more than 10% of the Portfolio total assets would be invested in such securities, or (ii) more than 5% of the Portfolio total assets (excluding any securities eligible for resale under Rule 144A under the Securities Act of 1933) would be invested in such securities;

      (4) invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, and
            (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio net assets (taken at current value) would then be invested in the aggregate in securities described in (a), (b), and (c) above;

      (5) invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation, or other acquisition;

      (6)   invest in real estate limited partnerships;

      (7) purchase any security if, as a result, the Portfolio would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) less than three years old;

      (8) purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts. (For purposes of this restriction, investments by a Portfolio in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.);

      (9) make investments for the purpose of exercising control or management;

      (10) invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the common stocks of companies that invest in or sponsor such programs;

      (11)  acquire more than 10% of the voting securities of any issuer;

      (12) invest more than 15%, in the aggregate, of its total assets in the securities of issuers which, together with any predecessors, have a record of less than three years continuous operation and securities restricted as to resale (including any securities eligible for resale under Rule 144A under the Securities Act of 1933); or

      (13) purchase or sell puts, calls, straddles, spreads, or any combination thereof, if, as a result, the aggregate amount of premiums paid or received by the Portfolio in respect of any such transactions then outstanding would exceed 5% of its total assets.

FOR DEVELOPING WORLD:

     The Portfolio may not:

      (1) Invest, in the aggregate, more than 15% of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by a Portfolio;

      (2) Invest in any issuer for purposes of exercising control or management of the issuer;

      (3) Except as described in the Prospectus and this Statement of Additional Information, acquire or dispose of put, call, straddle or spread options subject to the following conditions:

            (a)   such options are written by other persons, and

            (b) the aggregate premiums paid on all such options which are held at any time do not exceed 5% of the Portfolio's total assets;

      (4) Except as described in the Prospectus and this Statement of Additional Information, engage in short sales of securities; and

      (5) Purchase more than 10% of the outstanding voting securities of any one issuer.

     If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

FOR SALOMON BROTHERS INVESTORS:

     The Portfolio may not:

      (1) invest in warrants (other than warrants acquired by the Salomon Brothers Investors as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Salomon Brothers Investors's net assets or if, as a result, more than 2% of the Salomon Brothers Investors's net assets would be invested in warrants that are not listed on AMEX or NYSE;

      (2) invest in oil, gas and other mineral leases, provided, however, that this shall not prohibit the Salomon Brothers Investors from purchasing publicly traded securities of companies engaging in whole or in part in such activities; or

      (3) purchase or sell real property (including limited partnership interests) except to the extent described in investment restriction number 10 above.

FOR CAPITAL GUARDIAN LARGE CAP VALUE:

     The Portfolio may not:

      (1) lend money to other persons, except by the purchase of obligations in which the Portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money;

      (2) lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities;

      (3) knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable;

      (4) sell securities short or purchase securities on margin, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin.

      (5) write or purchase options on securities, financial indices or currencies, except to the extent the Portfolio is specifically authorized to engage in hedging and other strategic transactions;

      (6) purchase securities for the purpose of exercising control or management;

      (7) purchase securities of other investment companies if the purchase would cause more than 10% of the value of the portfolio's total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the portfolio or more than 5% of the value of the Portfolio's total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization;

            For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in Section 2(a) (32) of the 1940 Act, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies; and

      (8) pledge, hypothecate, mortgage or transfer (except as provided in restriction (4)) as security for indebtedness any securities held by the Portfolio, except in an amount of not more than 33 1/3% of the value of the Portfolio's total assets and then only to secure borrowings permitted by restrictions (3) and (10). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets;

            If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction.

FOR GOLDMAN SACHS INTERNET TOLLKEEPER(SM) :

     The Portfolio may not:

      (1)   invest for the purpose of exercising control or management;

      (2) sell property or securities short, except short sales against the box; and

      (3) invest in securities that are illiquid, or in repurchase agreements maturing in more than seven days, if as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities.

     Unless otherwise indicated, all percentage limitations listed above apply to the Portfolio only at the time into which a transaction is entered. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Portfolio's net assets will not be considered a violation. For purposes of fundamental restriction (iii) and non-fundamental restriction (v) as set forth above, an option on a foreign currency shall not be considered a commodity or commodity contract.

     For purposes of non-fundamental restriction (2), a short sale "against the box" shall not be considered a short position.

      NON-FUNDAMENTAL INVESTMENT POLICIES

      The Board of Trustees of the Trust have also adopted the following non-fundamental investment policies for each of the following Portfolios, which may be changed upon 60 days' prior notice to shareholders:

      ALLIANCE MID CAP GROWTH

      Under normal circumstances, the Portfolio will invest at least 80% of its net assets in mid-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes.

      CAPITAL GUARDIAN SMALL CAP

      The Portfolio invests at least 80% of its assets in equity securities of small capitalization ("small-cap") companies.

      PIMCO CORE BOND

      The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities.

      FMR DIVERSIFIED MID CAP

      The Portfolio Manager normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations.

      VAN KAMPEN EQUITY GROWTH

      Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities plus any borrowings for investment purposes.

      T. ROWE PRICE EQUITY INCOME

      The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

      JENNISON EQUITY OPPORTUNITIES

      The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in attractively valued equity securities of companies with current or emerging earnings growth the Portfolio Manager believes to be not fully appreciated or recognized by the market.

      HARD ASSETS

      The Portfolio invests at least 80% of its assets in the equities of producers of commodities.

      INTERNATIONAL EQUITY

      Under normal conditions, the Portfolio invests at least 80% of its net assets and borrowings for investment purposes in equity securities of issuers located in countries outside of the United States.

      GOLDMAN SACHS INTERNET TOLLKEEPER(SM)

      The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of investment) in equity investments in "Internet Tollkeeper" companies, which are companies in the media, telecommunications, technology and internet sectors, which provide access, infrastructure, content and services to internet companies and internet users.

      SPECIAL EQUITY

      The Portfolio invests primarily 80% of its assets in equity securities selected for their capital appreciation potential.

      J.P. MORGAN FLEMING SMALL CAP EQUITY

      Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies.

      CAPITAL GUARDIAN LARGE CAP VALUE

      The Portfolio Manager seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of companies with market capitalizations greater than $1 billion at the time of investment.

      LIMITED MATURITY BOND

      The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities.

      MFS MID CAP GROWTH

      The Portfolio normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Portfolio Manager believes have above-average growth potential.

      VAN KAMPEN REAL ESTATE

      The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").

      AIM CAPITAL MID CAP GROWTH

      The Portfolio seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of mid-capitalization companies.

      EAGLE ASSET VALUE EQUITY

      The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price.

                             MANAGEMENT OF THE TRUST

      The business and affairs of the Trust are managed under the direction of the Board of Trustees according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each Portfolio of the Trust and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance. The Trustees are Paul S. Doherty, J. Michael Earley, R. Barbara Gitenstein, R. Glenn Hilliard, Walter H. May, Thomas J. McInerney, Jock Patton, David W.C. Putnam, Blaine E. Rieke, John G. Turner, Roger B. Vincent, and Richard A. Wedemeyer. The Executive Officers of the Trust are Mary Bea Wilkinson, Stephen J. Preston, Antonio M. Muniz, Christopher W. Smythe, and Kimberly J. Smith.

      Trustees and Executive Officers of the Trust, their business addresses, and principal occupations during the past five years are:

              INTERESTED TRUSTEES AND PRINCIPAL EXECUTIVE OFFICERS

------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------
                                                                                           NUMBER
                                     TERM OF                                                 OF
                                     OFFICE                                              PORTFOLIOS
                      POSITION(S)      AND                                                 IN FUND
                         HELD       LENGTH OF                                              COMPLEX
NAME, ADDRESS            WITH         TIME            PRINCIPAL OCCUPATION(S)            OVERSEEN BY   OTHER DIRECTORSHIPS HELD
AND AGE                  TRUST       SERVED             DURING PAST 5 YEARS                TRUSTEE           BY TRUSTEE
------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------
Blaine E. Rieke*        Trustee       (2002-      General Partner of Huntington              106     Mr. Rieke serves as a Director
                                      present)    Partners, an investment partnership                of Morgan Chase Trust Co.
                                                  (1997-present). Mr. Rieke was                      (1998-present).
                                                  formerly Chairman and Chief
                                                  Executive Officer of Firstar Trust
7337 E. Doubletree                                Company (1973-1996) Chairman of
Ranch                                             the Board and a Trustee of each of
Rd.Scottsdale,                                    the funds managed by ING Investment
Arizona 85258                                     Management Co. LLC (1998-2001).

(Age 69)
------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------

R. Glenn Hilliard**     Trustee       (2002-      Chairman and Chief Executive Officer       106     Mr. Hilliard serves as a
                                      present)    of ING Americas and a member of                    Director/Trustee of each of the
                                                  ING Americas' Executive Committee                  ING Funds (2002-present).
                                                  (1999-present). Mr. Hilliard was
                                                  formerly Chairman and Chief
                                                  Executive Officer of ING North
7337 E. Doubletree                                America, encompassing the U.S.,
Ranch Rd.                                         Mexico and Canada Regions (1994-
Scottsdale, Arizona                               1999).
85258

(Age 60)
------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------

Thomas J.               Trustee       (2002-      Chief Executive Officer, ING U.S.          156     Mr. McInerney serves as a
McInerney**                           present)    Financial Services (October 2001-                  Director of Aeltus Investment
                                                  present) and a member of ING                       Management, Inc. (1997-
                                                  Americas' Executive Committee                      present) and each of the Aetna
                                                  (2001-present). Mr. McInerney is                   Funds (2002-present);
                                                  President and Chief Executive Officer              Ameribest Life Insurance
7337 E. Doubletree                                of Northern Life                                   Company
Ranch Rd.
------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------

------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------
                                                                                           NUMBER
                                     TERM OF                                                 OF
                                     OFFICE                                              PORTFOLIOS
                      POSITION(S)      AND                                                 IN FUND
                         HELD       LENGTH OF                                              COMPLEX
NAME, ADDRESS            WITH         TIME            PRINCIPAL OCCUPATION(S)            OVERSEEN BY   OTHER DIRECTORSHIPS HELD
AND AGE                  TRUST       SERVED             DURING PAST 5 YEARS                TRUSTEE           BY TRUSTEE
------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------
Scottsdale, Arizona                               Insurance Company (2001-present);                  (2001-present); Equitable Life
85258                                             and President and Director of Aetna                Insurance Company
                                                  Life Insurance & Annuity Company                   (2001-present); First Columbine
(Age 46)                                          (1997-present); Aetna Retirement                   Life Insurance Company
                                                  Holdings, Inc. (1997-present); Aetna               (2001-present); Golden American
                                                  Investment Adviser Holding Company                 Life Insurance Company (2001-
                                                  (2000-present); and Aetna Retail                   present); Life Insurance
                                                  Holding Company (2000-present). Mr.                Company of Georgia (2001-
                                                  McInerney was formerly Chief                       present); Midwestern United
                                                  Executive Officer and General                      Life Insurance Company
                                                  Manager of ING Worksite Division                   (2001-present); ReliaStar Life
                                                  (2000-2001); President of Aetna                    Insurance Company (2001-
                                                  Financial Services (1997-2000); Head               present); Security Life of
                                                  of National Accounts and Core Sales                Denver (2001-present); Security
                                                  and Marketing for Aetna U.S.                       Connecticut Life Insurance
                                                  Healthcare (1996-1997); Head of                    Company (2001-present);
                                                  Corporate Strategies for Aetna Inc.                Southland Life Insurance
                                                  (1995-1996); and has held a variety                Company (2001-present); USG
                                                  of Aetna Inc. since 1978.                          Life Company (2001-present);

USG Annuity and
and United Life
                                                                                                     and Annuity Insurance Company,
                                                                                                     Inc. (2001-present); Northern
                                                                                                     Life Insurance Company (2001-
                                                                                                     present); Aetna Life Insurance
                                                                                                     & Annuity Company (1997-
                                                                                                     present); Aetna Retirement
                                                                                                     Holdings, Inc. (1997-present);
                                                                                                     Aetna Investment Adviser
                                                                                                     Holding Company (2000-
                                                                                                     present); and Aetna Retail
                                                                                                     Holding Company (2000-
                                                                                                     present). Mr. McInerney also
                                                                                                     serves as a Director/Trustee of
                                                                                                     each of the ING Funds (2001-
                                                                                                     present).


------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------

John G. Turner**        Trustee     (2002-        President, Turner Investment Company       106     Mr. Turner serves as a Director
                                    present)      (2002 - present). Mr. Turner was                   of Hormel Foods Corporation
7337 E. Doubletree                                formerly Trustee and Vice Chairman                 (2000-present); Shopko Stores,
Ranch                                             of ING Americas (2000-2001);                       Inc. (1999-present); and M.A.
Rd.Scottsdale,                                    Chairman and Chief Executive Officer               Mortenson Co. (2002-present).
Arizona 85258                                     of ReliaStar Financial Corp. and                   Mr. Turner serves as Chairman
                                                  ReliaStar Life Insurance Company                   and a Director/Trustee of each
(Age 63)                                          (1993-2000); Chairman of ReliaStar                 of the ING Funds (1999-
                                                  United Services Life Insurance                     present).
                                                  Company (1995 -1998), Chairman of
                                                  ReliaStar Life Insurance Company of
                                                  New York

------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------
                                                                                           NUMBER
                                     TERM OF                                                 OF
                                     OFFICE                                              PORTFOLIOS
                      POSITION(S)      AND                                                 IN FUND
                         HELD       LENGTH OF                                              COMPLEX
NAME, ADDRESS            WITH         TIME            PRINCIPAL OCCUPATION(S)            OVERSEEN BY   OTHER DIRECTORSHIPS HELD
AND AGE                  TRUST       SERVED             DURING PAST 5 YEARS                TRUSTEE           BY TRUSTEE
------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------
                                                  (1995-2001); Chairman of
                                                  Northern Life Insurance Company
                                                  (1992-2000); Chairman and
                                                  Director/Trustee of the
                                                  Northstar affiliated investment
                                                  companies (1993-2001);
                                                  Director, Northstar Investment
                                                  Management Corporation and its
                                                  affiliates (1993 - 1999);
                                                  Director of ReliaStar Financial
                                                  Corp. (1983-2001); and Director
                                                  of each of the Aetna Funds
                                                  (2001-2002).
------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------

Kimberly A.             Vice        December      Vice President and Secretary for           N/A     N/A
Anderson                President   2002 to       ING Funds (March 2002 to present);
7337 E. Doubletree      and         Present       Vice President and Secretary for the
Ranch Rd.               Secretary                 Pilgrim Funds (February 2001 to
Scottsdale,                                       March 2002) Vice President for ING
Arizona 85258                                     Quantitative Management, Inc. (since
(Age 38)                                          October 2001); Vice President and
                                                  Assistant Secretary of ING Funds
                                                  Services, LLC, ING Funds Distributor,
                                                  LLC, ING Advisors, Inc., ING
                                                  Investments, LLC (since October
                                                  2001) and Lexington Funds Distributor,
                                                  Inc. (since December 2001). Formerly,
                                                  Assistant Vice President of ING Funds
                                                  Services, LLC (November 1999 to
                                                  January 2001) and has held various
                                                  other positions with ING Funds
                                                  Services, LLC for more than the
                                                  last five years.

------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------

Mary Bea                President   (2002 -       Senior Vice President, ING Outside         N/A     N/A
Wilkinson                           present)      Funds Group (2000-present); Senior
                                                  Vice President and Chief Financial
1475 Dunwoody                                     Officer, First Golden American Life
DriveWest Chester,                                Insurance Company of New York
PA 19380                                          (1997-present); President, Directed
                                                  Services, Inc. (1993-1997)
(Age 44)

------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------

Stephen J. Preston      Vice        (2002-        Executive Vice President, Head of          N/A     N/A
                        President   Present)      ING USFS Retail Financial
1475 Dunwoody                                     Management (2001-present);
DriveWest Chester,                                Executive Vice President and Chief
PA 19380                                          Actuary, ReliaStar Life Insurance
                                                  Company of New York (2001-
(Age 44)                                          present); President and CEO, First
                                                  Golden American Life Insurance
                                                  Company of New York (2001 -
                                                  present); Executive Vice President
                                                  and Chief Actuary, Equitable Life
                                                  Insurance Company of Iowa (1999-
                                                  present); Executive Vice President
                                                  and Chief Actuary, United Life &
                                                  Annuity Insurance Company
                                                  (1999-present); Executive Vice
                                                  President, Directed Services, Inc.
                                                  (1993-present); and Executive
------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------

------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------
                                                                                           NUMBER
                                     TERM OF                                                 OF
                                     OFFICE                                              PORTFOLIOS
                      POSITION(S)      AND                                                 IN FUND
                         HELD       LENGTH OF                                              COMPLEX
NAME, ADDRESS            WITH         TIME            PRINCIPAL OCCUPATION(S)            OVERSEEN BY   OTHER DIRECTORSHIPS HELD
AND AGE                  TRUST       SERVED             DURING PAST 5 YEARS                TRUSTEE           BY TRUSTEE
------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------
                                                  Vice President and Chief Actuary,
                                                  Golden American Life Insurance
                                                  Company (1993-present).

------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------

------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------
                                                                                           NUMBER
                                     TERM OF                                                 OF
                                     OFFICE                                              PORTFOLIOS
                      POSITION(S)      AND                                                 IN FUND
                         HELD       LENGTH OF                                              COMPLEX
NAME, ADDRESS            WITH         TIME            PRINCIPAL OCCUPATION(S)            OVERSEEN BY   OTHER DIRECTORSHIPS HELD
AND AGE                  TRUST       SERVED             DURING PAST 5 YEARS                TRUSTEE           BY TRUSTEE
------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------
Antonio M. Muniz        Vice        (2002-        Senior Vice President, USFS Retail         N/A     N/A
                        President   Present)      Product Management (2001-present);
1475 Dunwoody                                     formerly, Vice President USFS
DriveWest Chester,                                Product Development (1999- 2001);
PA 19380                                          Director of Latin America at
                                                  Transamerica Reinsurance
                                                  (1998-1999); and Vice President, The
(Age 37)                                          Coventry Group (1997-1998).

Christopher W.          Treasurer   (2002-        Vice President, Directed Services,         N/A     N/A
Smythe                  Principal   and           Inc. (1996-present)
                        Accounting  present)
1475 Dunwoody           Officer
Drive West Chester,
PA 19380

(Age 41)

------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------

* Mr. Rieke is an "interested person" of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, as defined in the 1940 Act, because a family member is an employee of Goldman, Sachs & Co. Mr. Rieke, therefore, may also be deemed to be an interested person of the Trust.

** Messrs. Hilliard, McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended because of their relationships with ING Groep, N.V., the parent corporation of DSI. Mr. Rieke is an "interested person" of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, as defined in the 1940 Act, because his child is an employee of Goldman, Sachs & Co.

                                 INDEPENDENT TRUSTEES

------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------
                                     TERM OF
                                     OFFICE                                                NUMBER
                      POSITION(S)      AND                                                   OF
                         HELD       LENGTH OF                                            PORTFOLIOS
NAME, ADDRESS            WITH         TIME            PRINCIPAL OCCUPATION(S)              IN FUND     OTHER DIRECTORSHIPS HELD
AND AGE                  TRUST       SERVED             DURING PAST 5 YEARS                COMPLEX             BY TRUSTEE
------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------
Paul S. Doherty         Trustee     (2002-        Mr. Doherty is President and               106     Mr. Doherty is a Director/
                                     present)     Partner, Doherty, Wallace,                         Trustee of each of the
                                                  Pillsbury and Murphy, P.C.,                        ING Funds (1999-present).
7337 E. Doubletree                                Attorneys (1996-present);
Ranch Rd.                                         Director, Tambrands, Inc.
Scottsdale,                                       (1993-1998), and formerly a
Arizona 85258                                     Trustee of each of the funds
                                                  managed by Northstar Investment
(Age 68)                                          Management Corporation
                                                  (1993-1999).
------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------

J. Michael Earley       Trustee     (1997-        President and Chief Executive              106     Mr. Earley is a Director/
                                    present)      Officer of Bankers Trust Company,                  Trustee of each of the ING
                                                  N.A. (1992 to present).                            Funds (2002-present).
7337 E. Doubletree
Ranch Rd.
Scottsdale,
Arizona  85258

(Age 57)
------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------
R. Barbara              Trustee     (1997-        President of The College of New            106     Dr. Gitenstein is a
Gitenstein                          present)      Jersey (1999 to present);                          Director/Trustee of each of the
                                                  Executive Vice President and                       ING Funds (2002-present).
                                                  Provost of Drake University
7337 E. Doubletree                                (1992 to 1998).
Ranch Rd.
Scottsdale,
Arizona  85258

(Age 55)

------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------

Walter H. May         Trustee       (2002-        Retired. Mr. May was formerly              106     Mr. May is a Director/Trustee
                                    present)      Managing Director and Director                     of each of the ING Funds
(Age 67)                                          of Marketing for Piper Jaffray,                    (1999-present).
                                                  Inc., an investment
7337 E. Doubletree                                banking/underwriting firm. Mr.
Ranch Rd.                                         May was formerly a Trustee of
Scottsdale,                                       each of the funds managed by
Arizona  85258                                    Northstar Investment Management
                                                  Corporation (1996-1999).

------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------
Jock Patton           Trustee       (2002-        Private Investor. Mr. Patton              106      Mr. Patton is a Director/
                                    present)      was formerly a Director and                        Trustee of each of


------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------

------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------
                                     TERM OF
                                     OFFICE                                                NUMBER
                      POSITION(S)      AND                                                   OF
                         HELD       LENGTH OF                                            PORTFOLIOS
NAME, ADDRESS            WITH         TIME            PRINCIPAL OCCUPATION(S)              IN FUND     OTHER DIRECTORSHIPS HELD
AND AGE                  TRUST       SERVED             DURING PAST 5 YEARS                COMPLEX             BY TRUSTEE
------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------
                                                  Chief Executive Officer of                         the ING Funds (1995-present).
                                                  Rainbow Multimedia Group, Inc.                     Mr. Patton also serves as a
                                                  (1999-2001); Director of Stuart                    Director of Hypercom, Inc. and
7337 E. Doubletree                                Entertainment, Inc.; Director                      JDA Software Group, Inc.
Ranch                                             of Artisoft, Inc. (1994-1998);                     (1999-present). Mr. Patton is
Rd.Scottsdale,                                    President and co-owner of                          also a Director of National
Arizona  85258                                    StockVal, Inc. (1992-1997); and                    Airlines, Inc.; and BG
                                                  a Partner and Director of the                      Associates, Inc.
                                                  law firm of Streich, Lang P.A.
(Age 58)                                          (1972-1993).

------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------

David W. C. Putnam      Trustee     (2002-        President and Director of F.L.             106     Mr. Putnam is a Director/
                                     present)     Putnam Securities Company, Inc.                    Trustee of each of the ING
                                                  and its affiliates. Mr. Putnam                     Funds (1999-present). Mr.
                                                  is also President, Secretary                       Putnam serves as Director of F.
                                                  and Trustee of The Principled                      L. Putnam Securities Company,
7337 E. Doubletree                                Equity Market Fund (1994-1999).                    Inc. (1978-present); F. L.
Ranch                                             Mr. Putnam was formerly                            Putnam Investment Management
Rd.Scottsdale,                                    Director/Trustee of Trust                          Company (2001-present); Asian
Arizona  85258                                    Realty Corp.; Anchor Investment                    American Bank and Trust Company
                                                  Trust; Bow Ridge Mining Co.,                       (1992-present); and Notre Dame
                                                  and each of the funds managed                      Health Care Center
(Age 63)                                          by Northstar Investment                            (1991-present). He is also a
                                                  Management Corporation                             Trustee of Principled Equity
                                                  (1994-1999).                                       Market Fund (1996-present);
                                                                                                     Progressive Capital
                                                                                                     Accumulation Trust
                                                                                                     (1998-present); Anchor
                                                                                                     International Bond Trust
                                                                                                     (2000-present); F. L. Putnam
                                                                                                     Foundation (2000-present);
                                                                                                     Mercy Endowment Foundation
                                                                                                     (1995-present); and an honorary
                                                                                                     Trustee of Mercy Hospital
                                                                                                     (1993-present).

------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------

Roger B. Vincent      Trustee      (1994-         President of Springwell                    106     Mr. Vincent is a Director/
                                    present)      Corporation, a corporate                           Trustee of each of the ING
                                                  advisory firm (1989-present).                      Funds (2002-present). Mr.
                                                  Mr. Vincent was formerly a                         Vincent also serves as a
                                                  Director of Tatham Offshore,                       director of AmeriGas Propane,
7337 E. Doubletree                                Inc. (1996-2000); and                              Inc. (1998-present).
Ranch Rd.                                         Petrolane, Inc. (1993-1995)..
Scottsdale,
Arizona  85258

(Age 57)

------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------

------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------
                                     TERM OF
                                     OFFICE                                                NUMBER
                      POSITION(S)      AND                                                   OF
                         HELD       LENGTH OF                                            PORTFOLIOS
NAME, ADDRESS            WITH         TIME            PRINCIPAL OCCUPATION(S)              IN FUND     OTHER DIRECTORSHIPS HELD
AND AGE                  TRUST       SERVED             DURING PAST 5 YEARS                COMPLEX             BY TRUSTEE
------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------
Richard A. Wedemeyer  Trustee      (2002-         Vice President - Finance &                 106     Mr. Wedemeyer is a
                                   present)       Administration of The Channel                      Director/Trustee of each of the
                                                  Corporation, an importer of                        ING Funds (2001-present). Mr.
                                                  specialty alloy aluminum                           Wedemeyer serves as a Director
7337 E. Doubletree                                products (1996-present). Mr.                       of Touchstone Consulting Group
Ranch Rd.                                         Wedemeyer was formerly Vice                        (benefits consulting)
Scottsdale,                                       President - Finance &                              (1997-present).
Arizona  85258                                    Administration of Performance
                                                  Advantage, Inc., a provider of
(Age 67)                                          training and consultation
                                                  services (1992-1996); and Vice
                                                  President, Operations and
                                                  Administration, of Jim Henson
                                                  Productions (1979-1997). Mr.
                                                  Wedemeyer was formerly a
                                                  Trustee of First Choice Funds
                                                  (1997-2001); and a Trustee of
                                                  each of the funds managed by
                                                  ING Investment Management Co.
                                                  LLC (1998-2001).

------------------    -----------   ----------    ------------------------------------   ----------  ------------------------------

                                SHARE OWNERSHIP POLICY

      In order to further align the interests of the Independent Trustees with shareholders, it is the policy to own beneficially, shares of one or more funds managed by ING entities at all times. For this purpose, beneficial ownership of Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio.

      Under this Policy, the initial value of investments in ING Investors Trust that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.

                    TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS

Each of the current Trustees' ownership interest in the Trust, as of December 31, 2002, is set forth below:

-------------------------       ------------------------------    --------------------------------
                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                  SECURITIES IN ALL REGISTERED
                                                                  INVESTMENT COMPANIES OVERSEEN BY
                                DOLLAR RANGE OF                   TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE                 EQUITY SECURITIES IN TRUST        COMPANIES
-------------------------       ------------------------------    --------------------------------
NON-INTERESTED TRUSTEES

Paul S. Doherty*
J. Michael Earley
R. Barbara Gitenstein
R. Glenn Hilliard
Walter H. May*
Richard A. Wedemeyer

Jock Patton*
David W.C. Putnam*

INTERESTED TRUSTEES

Thomas J. McInerney
John G. Turner
Blaine E. Rieke*
Roger B. Vincent
-------------------------       ------------------------------    --------------------------------

*     Elected as Trustee on February 15, 2002.

      BOARD COMMITTEES

      VALUATION COMMITTEE. The Board has established a Valuation Committee whose function is to review the determination of the value of securities held by the Portfolios for which market quotations are not available. The Valuation Committee currently consists of Jock Patton, Walter H. May, David W.C. Putnam and R. Barbara Gitenstein. Mr. Patton serves as Chairman of the Committee. During the fiscal year ended December 31, 2002, the Valuation Committee held ____ meetings.

      EXECUTIVE COMMITTEE. The Board has established an Executive Committee whose function is to act for the full Board if necessary in the event that Board action is needed between regularly scheduled Board meetings. The Executive Committee consists of John G. Turner, Walter H. May, Thomas J. McInerney and Jock Patton. Mr. Turner serves as Chairman of the Committee. During the fiscal year ended December 31, 2002, the Executive Committee held ____ meetings.

      NOMINATING COMMITTEE. The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Nominating Committee consists of Walter H. May, Paul S. Doherty, R. Barbara Gitenstein and Richard A. Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. During the fiscal year ended December 31, 2002, the Nominating Committee held ____ meetings.

      AUDIT COMMITTEE. The Board has established an Audit Committee, composed entirely of Independent Trustees. The Audit Committee consists of Blaine E. Rieke, Paul S. Doherty, J. Michael Earley, Roger B. Vincent and Richard A. Wedemeyer. Mr. Rieke serves as Chairman of the Committee. The Audit Committee reviews the financial reporting process, the Trust's systems of internal control, the audit process, and the Trust's processes for monitoring compliance with investment restrictions and applicable laws. The Audit Committee recommends to the Board the appointment of auditors for the Trust. In such capacity, it reviews audit plans, fees and other material arrangements with respect to the engagement of auditors, including non-audit services to be performed. It also reviews the qualifications of key personnel involved in the foregoing activities. During the fiscal year ended December 31, 2002, the Audit Committee held _____ meetings.

      INVESTMENT REVIEW COMMITTEES. On February 26, 2002, the Board established three investment review committees: the Domestic Equity Portfolios Investment Review Committee, International Equity Portfolios Investment Review Committee, and Fixed Income Portfolios Investment Review Committee. The purpose of these committees is to provide a committee structure that can effectively provide oversight of investment activities of the mutual fund portfolios. The Domestic Equity Portfolios Investment Review Committee consists of R. Glenn Hilliard, Walter H. May, Blaine E. Rieke, David W.C. Putnam and Roger B. Vincent. The International Equity Investment Review Committee consists of R. Barbara Gitenstein, Jock Patton, John G. Turner and Richard A. Wedemeyer. The Fixed Income Portfolios Investment Review Committee consists of Paul S. Doherty, J. Michael Earley, and Thomas J. McInerney. During the fiscal year ended December 31, 2002, each Investment Review Committee held _____ meetings.

      GOVERNANCE COMMITTEE. Until February 26, 2002, the Board had a Governance Committee, composed entirely of Independent Trustees, for the purpose of establishing a structure for the operation of the Board and overseeing the administration of and ensuring compliance with the Trust's Governance Procedures and Guidelines. The Governance Committee consisted of R. Barbara Gitenstein (Chair), Roger B. Vincent, Robert A. Grayson and Elizabeth J. Newell. During the fiscal year ended December 31, 2002, the Governance Committee held _____ meetings.

      INDEPENDENT TRUSTEE COMMITTEE. Until February 26, 2002, the Board had an Independent Trustee Committee consisting of Roger B. Vincent (Chair), Robert A. Grayson, R. Barbara Gitenstein, J. Michael Earley, Stanley B. Seidler and Elizabeth J. Newell. During the fiscal year ended December 31, 2002, each Investment Review Committee held _____ meetings. FREQUENCY OF BOARD MEETINGS

      The Board currently conducts regular meetings four times a year. The Audit and Valuation Committees also meet regularly four times per year, respectively, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.

COMPENSATION OF TRUSTEES

      Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any committee attended. Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.

      Prior to February 26, 2002, each Independent Trustee, and any Interested Trustee that is not an interested person of ING or DSI, received (i) an annual retainer of $20,000, payable in equal quarterly installments; (ii) $5,000 per meeting for each Board meeting attended in person; (iii) $1,000 for attendance in person at any committee meeting not held in conjunction with a regular Board Meeting or for any specially called telephonic meeting; (iv) $5,000 per annum for serving as a committee chairperson, paid in equal quarterly installments;
(v) $1,250 per meeting for attendance at a regular Board meeting by telephone;
(vi) $250 per meeting for attendance of a committee meeting not held in conjunction with a regular Board meeting by telephone; and (vii) reimbursement for out-of-pocket expenses. In addition, the Lead Trustee received an additional 50% of the regular retainer of $20,000 plus 50% of the full quarterly meeting fee of $20,000 plus 50% of $1,000 for attendance in person at any committee meeting not held in conjunction with a regular Board meeting or for any specially called telephonic meeting. The pro rata share paid by each Portfolio was based on the Portfolio's average net assets as a percentage of the average net assets of all the Portfolios for which the Trustees serve in common as trustees as of the date the payment is due. None of the Trustees of the Trust was entitled to receive pension or retirement benefits during the year ended December 31, 2001.]

      Effective February 26, 2002, each Portfolio of the Trust pays each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $35,000 (Messrs. Patton and May, as lead directors, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board; (iii) $1,000 per attendance of any Committee meeting; (iv) $1,000 for attendance at any Special meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as directors/trustees.

      The following table sets forth information regarding the compensation paid to the Trustees then in office for the year ended December 31, 2002, for service on the Board.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           AGGREGATE
                          COMPENSATION                      AGGREGATE                        AGGREGATE       AGGREGATE
                              FROM         AGGREGATE      COMPENSATION      AGGREGATE      COMPENSATION    COMPENSATION
                            SALOMON       COMPENSATION     FROM CAPITAL    COMPENSATION         FROM          FROM FMR
       NAME OF           BROTHERS ALL     FROM UBS U.S.      GUARDIAN       FROM PIMCO       DEVELOPING     DIVERSIFIED
   PERSON, POSITION          CAP (1)        BALANCED        SMALL CAP        CORE BOND         WORLD          MID-CAP
-----------------------  -------------    -------------   -------------    -------------   ------------    -------------
JOHN G. TURNER
TRUSTEE(4), (5)

THOMAS J.
MCINERNEY
TRUSTEE(4), (5)

R. GLENN
HILLIARD
TRUSTEE(4), (5)

J. MICHAEL EARLY
TRUSTEE

R. BARBARA
GITENSTEIN
TRUSTEE

ROGER B. VINCENT
TRUTEE

PAUL S. DOHERTY
TRUSTEE(4)

WALTER H. MAY
TRUSTEE(4)

BLAINE E. RIEKE
TRUSTEE(4), (8)

RICHARD A.
WEDEMEYER
TRUSTEE(4)

JOCK PATTON
TRUSTEE(4)

DAVID W.C.
PUTNAM
TRUSTEE(4)

ROBERT A.
GRAYSON
TRUSTEE(6)

STANLEY B.
SEIDLER TRUSTEE(6)

ELIZABETH J.
NEWELL
TRUSTEE(6)

JOHN R. BARMEYER
TRUSTEE(6)

ROBERT C.
SALIPANTE
TRUSTEE(5), (6)




                           AGGREGATE        AGGREGATE       AGGREGATE       AGGREGATE
                         COMPENSATION    COMPENSATION     COMPENSATION    COMPENSATION
                            FROM VAN      FROM T. ROWE    FROM JENNISON        FROM
       NAME OF           KAMPEN EQUITY    PRICE EQUITY        EQUITY      MERCURY FOCUS
   PERSON, POSITION          GROWTH          INCOME       OPPORTUNITIES       VALUE
-----------------------  -------------   --------------   -------------   ---------------
JOHN G. TURNER
TRUSTEE(4), (5)

THOMAS J.
MCINERNEY
TRUSTEE(4), (5)

R. GLENN
HILLIARD
TRUSTEE(4), (5)

J. MICHAEL EARLY
TRUSTEE

R. BARBARA
GITENSTEIN
TRUSTEE

ROGER B. VINCENT
TRUTEE

PAUL S. DOHERTY
TRUSTEE(4)

WALTER H. MAY
TRUSTEE(4)

BLAINE E. RIEKE
TRUSTEE(4), (8)

RICHARD A.
WEDEMEYER
TRUSTEE(4)

JOCK PATTON
TRUSTEE(4)

DAVID W.C.
PUTNAM
TRUSTEE(4)

ROBERT A.
GRAYSON
TRUSTEE(6)

STANLEY B.
SEIDLER TRUSTEE(6)

ELIZABETH J.
NEWELL
TRUSTEE(6)

JOHN R. BARMEYER
TRUSTEE(6)

ROBERT C.
SALIPANTE
TRUSTEE(5), (6)

                                                            AGGREGATE
                            AGGREGATE       AGGREGATE      COMPENSATION      AGGREGATE
                          COMPENSATION    COMPENSATION       FROM JP       COMPENSATION      AGGREGATE       AGGREGATE
                          FROM T. ROWE    FROM MERCURY        MORGAN         FROM VAN       COMPENSATION    COMPENSATION
       NAME OF           PRICE CAPITAL     FUNDAMENTAL    FLEMING SMALL    KAMPEN GLOBAL        FROM        FROM MFS MID
   PERSON, POSITION       APPRECIATION       GROWTH         CAP EQUITY       FRANCHISE     MARSICO GROWTH    CAP GROWTH
---------------------    --------------   ------------    --------------   -------------   --------------   ------------
JOHN G. TURNER
TRUSTEE(4), (5)

THOMAS J.
MCINERNEY
TRUSTEE(4), (5)

R. GLENN
HILLIARD
TRUSTEE(4), (5)

J. MICHAEL EARLY
TRUSTEE

R. BARBARA
GITENSTEIN
TRUSTEE

ROGER B. VINCENT
TRUTEE

PAUL S. DOHERTY
TRUSTEE(4)

WALTER H. MAY
TRUSTEE(4)

BLAINE E. RIEKE
TRUSTEE(4), (8)

RICHARD A.
WEDEMEYER
TRUSTEE(4)

JOCK PATTON
TRUSTEE(4)

DAVID W.C.
PUTNAM

TRUSTEE(4)

ROBERT A.
GRAYSON
TRUSTEE(6)

STANLEY B.
SEIDLER
TRUSTEE(6)

ELIZABETH J.
NEWELL
TRUSTEE(6)

JOHN R. BARMEYER
TRUSTEE(6)

ROBERT C.
SALIPANTE
TRUSTEE(5), (6)

                                         AGGREGATE                       AGGREGATE
                                       COMPENSATION                     COMPENSATION
                        AGGREGATE          FROM          AGGREGATE          FROM
                       COMPENSATION    J.P. MORGAN      COMPENSATION      SALOMON
       NAME OF             FROM       FLEMING INT'L         FROM         BROTHERS
   PERSON, POSITION    HARD ASSETS    ENHANCED EAFE     INT'L EQUITY     INVESTORS
---------------------  -----------    -------------     ------------    ------------
JOHN G. TURNER
TRUSTEE(4), (5)

THOMAS J.
MCINERNEY
TRUSTEE(4), (5)

R. GLENN
HILLIARD
TRUSTEE(4), (5)

J. MICHAEL EARLY
TRUSTEE

R. BARBARA
GITENSTEIN
TRUSTEE

ROGER B. VINCENT
TRUTEE

PAUL S. DOHERTY
TRUSTEE(4)

WALTER H. MAY
TRUSTEE(4)

BLAINE E. RIEKE
TRUSTEE(4), (8)

RICHARD A.
WEDEMEYER
TRUSTEE(4)

JOCK PATTON
TRUSTEE(4)

DAVID W.C.
PUTNAM

TRUSTEE(4)

ROBERT A.
GRAYSON
TRUSTEE(6)

STANLEY B.
SEIDLER
TRUSTEE(6)

ELIZABETH J.
NEWELL
TRUSTEE(6)

JOHN R. BARMEYER
TRUSTEE(6)

ROBERT C.
SALIPANTE
TRUSTEE(5), (6)

                                                                                            AGGREGATE
                           AGGREGATE        AGGREGATE                                      COMPENSATION
                          COMPENSATION    COMPENSATION      AGGREGATE       AGGREGATE          FROM
                              FROM        FROM CAPITAL     COMPENSATION   COMPENSATION       CAPITAL
       NAME OF            JANUS GROWTH      GUARDIAN       FROM LIMITED    FROM LIQUID       GUARDIAN
   PERSON, POSITION        AND INCOME    LARGE CAP VALUE  MATURITY BOND      ASSETS       MANAGED GLOBAL
----------------------   -------------   ---------------  -------------   ------------    --------------
JOHN G. TURNER
TRUSTEE(4), (5)

THOMAS J.
MCINERNEY
TRUSTEE(4), (5)

R. GLENN
HILLIARD
TRUSTEE(4), (5)

J. MICHAEL EARLY
TRUSTEE

R. BARBARA
GITENSTEIN
TRUSTEE

ROGER B. VINCENT
TRUTEE

PAUL S. DOHERTY
TRUSTEE(4)

WALTER H. MAY
TRUSTEE(4)

BLAINE E. RIEKE
TRUSTEE(4), (8)

RICHARD A.
WEDEMEYER
TRUSTEE(4)

JOCK PATTON
TRUSTEE(4)

DAVID W.C.
PUTNAM
TRUSTEE(4)

ROBERT A.
GRAYSON
TRUSTEE(6)

STANLEY B.
SEIDLER
TRUSTEE(6)

ELIZABETH J.
NEWELL
TRUSTEE(6)

JOHN R. BARMEYER
TRUSTEE(6)

ROBERT C.
SALIPANTE
TRUSTEE(5), (6)

                                                                                            AGGREGATE
                           AGGREGATE       AGGREGATE                        AGGREGATE      COMPENSATION
                          COMPENSATION    COMPENSATION     AGGREGATE      COMPENSATION        FROM
                         FROM PRECIOUS        FROM        COMPENSATION         FROM        AIM CAPITAL
       NAME OF            MFS MID-CAP     VAN KAMPEN          FROM        JANUS SPECIAL      MID CAP
   PERSON, POSITION          GROWTH       REAL ESTATE     MFS RESEARCH       EQUITY           GROWTH
----------------------   -------------    -----------     ------------    ------------    --------------
JOHN G. TURNER
TRUSTEE(4), (5)

THOMAS J.
MCINERNEY
TRUSTEE(4), (5)

R. GLENN
HILLIARD
TRUSTEE(4), (5)

J. MICHAEL EARLY
TRUSTEE

R. BARBARA
GITENSTEIN
TRUSTEE

ROGER B. VINCENT
TRUTEE

PAUL S. DOHERTY
TRUSTEE(4)

WALTER H. MAY
TRUSTEE(4)

BLAINE E. RIEKE
TRUSTEE(4), (8)

RICHARD A.
WEDEMEYER
TRUSTEE(4)

JOCK PATTON
TRUSTEE(4)

DAVID W.C.
PUTNAM
TRUSTEE(4)

ROBERT A.
GRAYSON
TRUSTEE(6)

STANLEY B.
SEIDLER
TRUSTEE(6)

ELIZABETH J.
NEWELL
TRUSTEE(6)

JOHN R. BARMEYER
TRUSTEE(6)

ROBERT C.
SALIPANTE
TRUSTEE(5), (6)



                                                                                             AGGREGATE
                           AGGREGATE        AGGREGATE       AGGREGATE                       COMPENSATION
                          COMPENSATION    COMPENSATION     COMPENSATION      AGGREGATE      FROM GOLDMAN
                              FROM         FROM EAGLE        FROM VAN      COMPENSATION        SACHS
       NAME OF             MFS TOTAL       ASSET VALUE    KAMPEN GROWTH    FROM ALLIANCE      INTERNET
   PERSON, POSITION          RETURN          EQUITY         AND INCOME    MID CAP GROWTH     TOLLKEEPER
---------------------     ------------    ------------    -------------   --------------   -------------
JOHN G. TURNER
TRUSTEE(4), (5)

THOMAS J.
MCINERNEY
TRUSTEE(4), (5)

R. GLENN
HILLIARD
TRUSTEE(4), (5)

J. MICHAEL EARLY
TRUSTEE

R. BARBARA
GITENSTEIN
TRUSTEE

ROGER B. VINCENT
TRUTEE

PAUL S. DOHERTY
TRUSTEE(4)

WALTER H. MAY
TRUSTEE(4)

BLAINE E. RIEKE
TRUSTEE(4), (8)

RICHARD A.
WEDEMEYER
TRUSTEE(4)

JOCK PATTON
TRUSTEE(4)

DAVID W.C.
PUTNAM

TRUSTEE(4)

ROBERT A.
GRAYSON
TRUSTEE(6)

STANLEY B.
SEIDLER TRUSTEE(6)

ELIZABETH J.
NEWELL
TRUSTEE(6)

JOHN R. BARMEYER
TRUSTEE(6)

ROBERT C.
SALIPANTE
TRUSTEE(5), (6)

                                  PENSION OR                         TOTAL
                                  RETIREMENT                      COMPENSATION
                                   BENEFITS        ESTIMATED          FROM
                                   ACCRUED          ANNUAL         REGISTRANT
                                  AS PART OF       BENEFITS         AND FUND
        NAME OF                      FUND            UPON         COMPLEX PAID
   PERSON, POSITION                EXPENSES       RETIREMENT(1)  TO TRUSTEES(2), (3)
----------------------            -----------     -----------    -------------------

JOHN G. TURNER
TRUSTEE(4), (5)

THOMAS J.
MCINERNEY
TRUSTEE(4), (5)

R. GLENN
HILLIARD
TRUSTEE(4), (5)

J. MICHAEL EARLY
TRUSTEE

R. BARBARA
GITENSTEIN
TRUSTEE

ROGER B. VINCENT
TRUTEE

PAUL S. DOHERTY
TRUSTEE(4)

WALTER H. MAY
TRUSTEE(4)

BLAINE E. RIEKE
TRUSTEE(4), (8)

RICHARD A.
WEDEMEYER
TRUSTEE(4)

JOCK PATTON
TRUSTEE(4)

DAVID W.C.
PUTNAM
TRUSTEE(4)

ROBERT A.
GRAYSON
TRUSTEE(6)

STANLEY B.
SEIDLER
TRUSTEE(6)

ELIZABETH J.
NEWELL
TRUSTEE(6)

JOHN R. BARMEYER
TRUSTEE(6)

ROBERT C.
SALIPANTE
TRUSTEE(5), (6)

(1) The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(2) Represents compensation for __ portfolios, the total number of Portfolios in the Trust as of December 31, 2002.

(3) Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(4)   Elected as Trustee on February 15, 2002.

(5) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of DSI, the manager and distributor to the Trust. Officers and Trustees who are interested persons of ING or the Adviser do not receive any compensation from the Portfolio.

(6) Did not stand for re-election as Trustee and stepped down from the Board as of February 26, 2002.

(7)   Resigned as a Trustee effective February 26, 2002.

(8) Mr. Rieke is an "interested person" of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, as defined in the 1940 Act, because his child is an employee of Goldman, Sachs & Co. He may also be deemed to be an "interested person" of the Trust.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

     Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the company. A control person may be able to take actions regarding its Portfolio without the consent or approval of other shareholders.

     [As of December 31, 2002,] none of the Independent Trustees or their immediate family members owned beneficially or of record securities in DSI or ING Groep, N.V. ("ING") or any affiliated companies of DSI or ING. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in DSI or ING or any affiliated companies of DSI or ING.

     As of March 31, 2003, no Variable Contract Owner owned a Variable Contract that entitled the owner to give voting instructions with respect to 5% or more of the shares of a Portfolio. As of March 31, 20032, ING Americas Holding Company held an ownership interest of ______% in the Janus Special Equity and ______% in the Goldman Sachs Internet Tollkeeper(SM) .

THE MANAGEMENT AGREEMENT

     Directed Services, Inc. ("DSI" or the "Manager") serves as Manager to the Portfolios pursuant to a Management Agreement (the "Management Agreement") between the Manager and the Trust. DSI's address is 1475 Dunwoody Drive, West Chester, PA 19380-1478. DSI is a New York corporation that is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), which, in turn, is a subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. DSI is registered with the U.S. Securities and Exchange Commission (SEC) as an investment adviser and a broker-dealer. Three Portfolio Managers of the Trust, ING Investment Management, LLC, Baring International Investment Limited and ING Investments, LLC are affiliates of DSI through their common ownership by ING. Directed Services, Inc. ("DSI") has entered into an Administrative Services Sub-Contract (the "Sub-Contract") with one of its affiliates, ING Funds Services, LLC ("ING Funds Services"), effective January 1, 2003. ING Funds Services is located at 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258. Under the Sub-Contract, ING Funds Services assumes responsibility for providing non-advisory services required of DSI under the Management Agreement to the Trust on DSI's behalf. Under the Sub-Contract, ING Funds Services is compensated by DSI a portion of the unified fee for the services performed by ING Funds Services under the Sub-Contract.

     The Trust currently offers the shares of its operating Portfolios to, among others, separate accounts of Golden American Life Insurance Company ("Golden American") to serve as the investment medium for Variable Contracts issued by Golden American. DSI is the principal underwriter and distributor of the Variable Contracts issued by Golden American. Golden American is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American is a wholly owned subsidiary of Equitable of Iowa.

     Pursuant to the Management Agreement, the Manager, subject to the direction of the Board of Trustees, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its Portfolios other than the investment advisory services performed by the Portfolio Managers. These services include, but are not limited to, (i) coordinating for all Portfolios, at the Manager's expense, all matters relating to the operation of the Portfolios, including any necessary coordination among the Portfolio Managers, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolio's portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at the Manager's expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by the Manager of such books and records of the Trust and the Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by the Manager of all federal, state, and local tax returns and reports of the Trust relating to the Portfolios required by applicable law; (v) preparing and filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law in connection with the Portfolios; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at the Manager's expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolios contemplated in the Management Agreement. Other responsibilities of the Manager are described in the Prospectus.

            The Trust and the Manager have received an exemptive order from the SEC that allows the Manager to enter into new investment sub-advisory contracts ("Portfolio Management Agreements") and to make material changes to Portfolio Management Agreements with the approval of the Board of Trustees, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Portfolio Management Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. The Manager remains responsible for providing general management services to each of the Portfolios, including overall supervisory responsibility for the general management and investment of each Portfolio's assets, and, subject to the review and approval of the Board, will among other things: (i) set each Portfolio's overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Portfolio's assets; (iii) when appropriate, allocate and reallocate a Portfolio's assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Portfolio's investment objectives, policies and restrictions.

      The Manager shall make its officers and employees available to the Board of Trustees and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.

            In connection with their deliberations relating to each Portfolio's current Management Agreement and Portfolio Manager Agreements, the Board of Trustees, including the Independent Trustees, considered information that had been provided by DSI and the Portfolio Managers to the Portfolios that engage them. In considering the Management Agreement and Portfolio Management Agreement, the Board of Trustees considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board of Trustees in reviewing the Management Agreement included, but were not limited to, the following: (1) the performance of each Portfolio compared to performance of a peer group of funds; (2) the nature and quality of the services provided by DSI to the Funds; (3) the fairness of the compensation under the Management Agreement in light of the services provided to the Funds;
(4) the profitability to DSI from the Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources utilized by DSI; (6) the expenses borne by the Portfolios and a comparison of each Portfolio's fees and expenses to those of a peer group of funds; and (7) DSI's compliance capabilities and efforts on behalf of each Portfolio. The Board of Trustees also considered the total services provided by and procured by DSI under the bundled fee arrangement.

            In considering the Management Agreement, the Board of Trustees, including the Independent Trustees, did not identity any single factor as all-important or controlling. However, the Independent Trustees indicated that, generally, they initially scrutinized the performance of each Portfolio, including performance in relation to a peer group of funds and in relation to a benchmark index or a combination of indexes, and the oversight and monitoring activities of DSI. The Trustees also initially scrutinized the fees paid by the Portfolio under the bundled fee arrangement.

            The factors considered by the Board of Trustees in reviewing the Portfolio Management Agreement included, but were not limited to, the following:
(1) the performance of each Portfolio compared to performance of a peer group of funds; and (3) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of each Portfolio Manager. The Board of Trustees also considered the fee paid to each Portfolio Manager by DSI for services to the Portfolios.

         In reviewing the terms of each Management Agreement and each Portfolio Manager Agreement and in discussions with DSI concerning such Management Agreements and Portfolio Manager Agreements, the Independent Trustees were represented by independent legal counsel. Based upon its review, the Board of Trustees has determined that the Management Agreement and Portfolio Manager Agreements are in the best interests of the Portfolios and their shareholders and that the bundled fee arrangement under the Management Agreement is fair and reasonable. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees of each Fund, including the unanimous vote of the Independent Trustees, approved the Management Agreement and Portfolio Management Agreement.

     Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no Portfolio Manager is engaged to manage the assets of such Portfolio.

     The Management Agreement continues in effect from year to year so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees, and (ii) a majority of the Trustees who are not parties to such Management Agreement or "interested persons" (as defined in the 1940 Act)) of any such party. The Management Agreement, dated October 24, 1997, was approved by shareholders at a meeting held on October 9, 1997, and was last approved by the Board of Trustees, including the Trustees who are not parties to the Management Agreement or interested persons of such parties, at a meeting held on November 7, 2001, and was last amended by such Trustees on February 26, 2002. The amended Management Agreement was last approved by shareholders at a meeting held on July 10, 2002. The Management Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Portfolio or by the Manager, on 60 days' written notice by either party to the Management Agreement, and will terminate automatically if assigned as that term is described in the 1940 Act.

     Prior to October 24, 1997, DSI served as the manager to the Trust pursuant to a Management Agreement dated August 13, 1996, and prior to August 13, 1996, DSI served as manager to the Trust pursuant to a Management Agreement dated October 1, 1993.

     As compensation for its services under the Management Agreement, the Trust pays the Manager a monthly fee (a "unified fee") expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:


T. Rowe Price Capital Appreciation, T.
      Rowe Price Equity Income,
      Van Kampen Growth and
      Income Portfolio*, Eagle Asset
      Value Equity, Jennison Equity
      Opportunities, AIM Capital Mid
      Cap Growth, Capital Guardian
      Small Cap, Van Kampen Real Estate and
      Hard Assets                                    1.00% of the first $750 million in
                                                          combined assets of these Portfolios;
                                                     0.95% of the next $1.25 billion;
                                                     0.90% of the next $1.5 billion;
                                                     0.85% of the amount in excess of $3.5 billion.

Liquid Assets and
      Limited Maturity Bond                          0.60% of the first $200 million in
                                                          combined assets of these Portfolios;
                                                     0.55% of the next $300 million; and
                                                     0.50% of the amount in excess of $500 million

Alliance Mid Cap Growth and
      Marisco Growth*                                1.10% of the first $250 million;
                                                     1.05% of the next $400 million;

                                                     1.00% of the next $450 million; and
                                                     0.95% of the amount in excess of $1.1 billion

Developing World                                     1.75%

MFS Total Return, MFS Research
      Portfolio and MFS Mid Cap Growth               1.00% of the first $250 million in
                                                          combined assets of these Portfolios
                                                     0.95% of the next $400 million;
                                                     0.90% of the next $450 million; and
                                                     0.85% of the amount in excess of $1.1 billion

PIMCO Core Bond                                      1.00% of the first $100 million
                                                     0.90% of the next $100 million
                                                     0.80% of the amount in excess of $200 million

Capital Guardian Managed Global                      1.25% of the first $500 million; and
                                                     1.05% of the amount over $500 million

Capital Guardian Large Cap Value                     1.00% of the first $500 million;
                                                     0.95% of the next $250 million;
                                                     0.90% of the next $500 million; and
                                                     0.85% of the amount in excess of $1.25 billion.

FMR Diversified Mid Cap and UBS U.S. Balanced
      1.00% of the first $500 million;
                                                     0.95% of the next $250 million;
                                                     0.90% of the next $500 million; and
                                                     0.85% of the amount in excess of $1.25 billion.

Janus Special Equity and
Janus Growth and Income                              1.10% of the first $250 million;
                                                     1.05% of the next $400 million;
                                                     1.00% of the next $450 million; and
                                                     0.95% of the amount in excess of $1.1 billion

International Equity                                 1.25% of the first $500 million; and
                                                     1.05% of the amount in excess of $500 million.

Goldman Sachs Internet Tollkeeper(SM)                1.85% of the first $1 billion;
                                                     1.75% of the amount in excess of $1 billion.

Salomon Brothers Investors and Salomon Brothers
All Cap                                              1.00% of the first $500 million
                                                          in combined assets of these Portfolios;
                                                     0.95% of the next $250 million;
                                                     0.90% of the next $500 million; and
                                                     0.85% of the amount in excess of $1.25 billion.

Mercury Fundamental Growth
and Mercury Focus Value Portfolio                    0.80% of the first $500 million;
                                                     0.75% of the next $250 million;
                                                     0.70% of the next $500 million;
                                                     0.65% of the next $750 million; and
                                                     0.60% thereafter.

J.P. Morgan Fleming
      Small Cap Equity Portfolio                     0.90% of the first $200 million;
                                                     0.85% of the next $300 million;
                                                     0.80% of the next $250 million;
                                                     0.75% thereafter.

J.P. Morgan Fleming International Enhanced EAFE      1.00% of the first $50 million;
                                                     0.95% of the next $200 million;
                                                     0.90% of the next $250 million; and
                                                     0.85% thereafter

Van Kampen Equity Growth                             0.75% of the first $250 million;
                                                     0.70% of the next $250 million;
                                                     0.65% of the next $500 million; and
                                                     0.60% thereafter.

Van Kampen Global Franchise                          1.00% of the first $250 million;
                                                     0.90% of the next $250 million; and
                                                     0.75% thereafter.

*DSI voluntarily waived 0.05% of its fee earned on assets in excess of $1.36 billion with respect to the Marisco Growth and $840 million with respect to the Van Kampen Growth and Income through December 31, 2002.

Gross fees paid to the Manager under the Management Agreement (pursuant to which the Manager provides all services reasonably necessary for the operation of the Trust) for the fiscal years ended December 31, 2002, 2001 and 2000 were as follows:

For the fiscal year ended December 31:

                                                 2002                   2001                  2000
                                            --------------         ---------------      -----------------
Salomon Brothers All Cap                                               2,062,288              362,983

UBS U.S. Balanced                                                        262,892               13,600

Alliance Mid Cap Growth                                                4,960,488            5,842,166

Capital Guardian Small Cap                                             4,452,189            4,615,849

PIMCO Core Bond                                                          769,559              543,750

Developing World                                                       1,352,437            1,267,259

FMR Diversified Mid Cap                                                  307,389               21,720

Van Kampen Equity Growth*

T. Rowe Price Equity Income                                            3,284,470            2,537,819

Jennison Equity Opportunities                                          4,324,937            4,592,624

Mercury Focus Value *

T. Rowe Price Capital Appreciation                                     4,851,508            2,809,898

Mercury Fundamental Growth*                                                  N/A                  N/A

Van Kampen Global Franchise*                                                 N/A                  N/A

Marisco Growth                                                        12,935,110           18,185,544

Hard Assets                                                              364,047              369,144

J.P. Morgan Fleming International
Enhanced EAFE*                                                               N/A                  N/A

International Equity                                                      90,043                  N/A

Goldman Sachs Internet Tollkeeper(SM) *                                   77,454                  N/A

Salomon Brothers Investors                                               606,606              117,230

J.P. Morgan Fleming Small Cap Equity*                                        N/A                  N/A

Janus Growth and Income                                                  569,426               23,092

Capital Guardian Large Cap Value                                       1,793,678              460,867

Limited Maturity Bond                                                  1,790,174            1,127,077

Liquid Assets                                                          4,960,035            3,191,473

Capital Guardian Managed Global                                        3,101,937            2,694,553

MFS Mid Cap Growth                                                    11,064,774           11,685,236

Van Kampen Real Estate                                                 1,001,812              692,930

MFS Research                                                           8,443,241           10,157,315

Janus Special Equity                                                     201,398               15,367

AIM Capital Mid Cap Growth                                             2,783,154            3,374,441

MFS Total Return                                                       7,965,629            6,202,065

Eagle Asset Value Equity                                               1,843,861            1,527,760

Van Kampen Growth and Income                                           7,740,876            8,932,963

Emerging Markets**                             N/A                           N/A              623,857

Market Manager**                               N/A                           N/A               71,429

*     Portfolio commenced operations on May 1, 2002.

**    These portfolios are no longer in operation.

PORTFOLIO MANAGERS

     The Manager has engaged the services of certain portfolio managers (the "Portfolio Managers") to provide portfolio management services to the Portfolios. The Trust, DSI and each Portfolio Manager have entered into Portfolio Management Agreements, which were approved by the Trustees of the Trust and by shareholders of each Portfolio of the Trust.

     Pursuant to separate Portfolio Management Agreements, the Manager (and not the Trust) pays each Portfolio Manager for its services a monthly fee expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:

PORTFOLIO MANAGER                            PORTFOLIO                                  PORTFOLIO MANAGEMENT FEE
----------------------------------           -------------------------------------      -------------------------------------------
Goldman Sachs Asset Management               Goldman Sachs Internet Tollkeeper(SM)      0.95% of first $1 billion; and
                                                                                        0.90% of the amount in excess of $1 billion

Marsico Capital Management, LLC              Marsico Growth                             0.55% on first $100 million;
                                                                                        0.50% on next $400 million;
                                                                                        0.45% on next $500 million;
                                                                                        0.425% on next $2 billion; and
                                                                                        0.40% in excess of $3 billion

                                             Janus Growth and Income, and Janus         0.55% of first $100 million;
                                             Special Equity                             0.50% of next $400 million; and
                                                                                        0.45% of the amount in excess of
                                                                                            $500 million

ING Investments, LLC                         International Equity                       0.65% of the first $150 million;
                                                                                        0.55% of the next $150 million;
                                                                                        0.45% of the next $300 million; and
                                                                                        0.40% thereafter

A I M Capital Management, Inc.               AIM Capital Mid Cap Growth                 0.50% of first $50 million
                                                                                        0.475% of the next $150 million;
                                                                                        0.45% of the next $300 million; and
                                                                                        0.40% of the amount in excess of
                                                                                            $500 million

Alliance Capital Management L.P.             Alliance Mid Cap Growth                    0.75% of the first $10 million;
                                                                                        0.625% of the next $10 million;
                                                                                        0.50% of the next $20 million;
                                                                                        0.375% on next $20 million; and
                                                                                        0.25% on amounts in excess of $60
                                                                                            million

Baring International Investment              Developing World                           0.90%
Limited
                                             Hard Assets                                0.40%

PORTFOLIO MANAGER                            PORTFOLIO                                  PORTFOLIO MANAGEMENT FEE
----------------------------------           -------------------------------------      -------------------------------------------
Capital Guardian Trust Company               Capital Guardian Large Cap Value           0.50% of the first $150 million;
                                                                                        0.45% of the next $150 million;
                                                                                        0.35% of the next $200 million; and
                                                                                        0.30% thereafter

                                             Capital Guardian Managed Global            0.65% of the first $150 million;
                                                                                        0.55% of the next $150 million;
                                                                                        0.45% of the next $200 million; and
                                                                                        0.40% thereafter

                                             Capital Guardian Small Cap                 0.65% of the first $150 million;
                                                                                        0.50% of the next $150 million;
                                                                                        0.40% of the next $200 million; and
                                                                                        0.35% thereafter

Eagle Asset Management, Inc.                 Eagle Asset Value Equity                   0.40% of the first $300 million; and
                                                                                        0.25% of the amount in excess of $300
                                                                                            million

Fund Asset Management, L.P.                  Fundamental Growth and Mercury Focus       0.50% of the first $500 million;
                                             Value                                      0.45% of the next $250 million;
                                                                                        0.40% of the next $500 million; and
                                                                                        0.35% thereafter

Fidelity Management & Research Company       FMR Diversified Mid Cap                    0.50% of the first $250 million;
                                                                                        0.40% of the next $500 million; and
                                                                                        0.35% of the amount in excess of $750
                                                                                            million

ING Investment Management, LLC               Limited Maturity Bond                      0.30% of the first $25 million;
                                                                                        0.25% of the next $50 million;
                                                                                        0.20% of the next $75 million; and
                                                                                        0.15% of the amount in excess
                                                                                            of $150 million subject to a minimum
                                                                                            annual fee of $35,000

                                             Liquid Assets                              0.20% of the $25 million;
                                                                                        0.15% of the next $50 million; and
                                                                                        0.10% of the amount over $75 million
                                                                                            subject to a minimum annual fee of
                                                                                            $35,000

ING Investments, LLC                         International Equity                       0.65% of the first $150 million;
                                                                                        0.55% of the next $150 million;
                                                                                        0.45% of the next $300 million; and
                                                                                        0.40% of the amount in excess
                                                                                            of $600 million

Jennison Investments, LLC                    Jennison Equity Opportunities              0.50% of the first $50 million;
                                                                                        0.475% of the next $150 million;
                                                                                        0.45% of the next $300 million; and
                                                                                        0.40% of the amount in excess
                                                                                            of $500 million

J.P. Morgan Fleming Asset Management         J.P. Morgan Fleming Small Cap Equity       0.60% of the first $200 million;
(USA) Inc.                                                                              0.55% of the next $300 million; and
                                                                                        0.50% thereafter

PORTFOLIO MANAGER                            PORTFOLIO                                  PORTFOLIO MANAGEMENT FEE
----------------------------------           -------------------------------------      -------------------------------------------
J.P. Morgan Fleming Asset Management         J.P. Morgan Fleming International          0.60% of the first $50 million; and
(London) Limited                             Enhanced EAFE                              0.55% thereafter

Morgan Stanley Investment Management         Van Kampen Growth and                      0.50% of the first $100 million;
Inc. d/b/a Van Kampen                        Income                                     0.40% of the next $100 million;
                                                                                        0.30% of the next $100 million;
                                                                                        0.25% of the next $700 million; and
                                                                                        0.20% of the amount in excess
                                                                                            of $1 billion

                                             Van Kampen Real Estate                     0.50% of the first $200 million; and
                                                                                        0.40% of the amount in excess of
                                                                                            $200 million

                                             Van Kampen Global Franchise                0.65% on first $150 million;
                                                                                        0.55% on next $150 million;
                                                                                        0.45% on next $200 million; and
                                                                                        0.40% thereafter

                                             Van Kampen Equity Growth                   0.45% on first $100 million; and
                                                                                        0.35% thereafter

Massachusetts Financial Services Company     MFS Mid-Cap Growth*                        0.35% of the first $500 million;
                                             MFS Research*                              0.30% of the first billion; and
                                             MFS Total Return*                          0.25% of the amount in excess of
                                                                                            $1.5 billion

Pacific Investment Management Company LLC    PIMCO Core Bond                            0.25%

Salomon Brothers Asset Management Inc        Salomon Brothers All Cap*                  0.50% of the first $100 million;
                                                                                        0.45% of the first $100 million;
                                                                                        0.40% of the next $200 million; and
                                                                                        0.35% of the amount in excess of
                                                                                            $400 million

                                             Salomon Brothers Investors*                0.43% of the first $100 million;
                                                                                        0.40% of the next $100 million;
                                                                                        0.35% of the next $300 million;
                                                                                        0.32% of the next $250 million;
                                                                                        0.30% of the next $250 million; and
                                                                                        0.25% of the amount in excess of $1 billion

T. Rowe Price Associates                     T. Rowe Price Equity Income **             0.40% of the first $500 million; and
                                                                                        0.35% thereafter

                                             T. Rowe Price Capital Appreciation **      0.50% of first $250 million;
                                                                                        0.40% of the next $250 million; and
                                                                                        0.40% on all assets once total assets reach
                                                                                            $500 million

UBS Global Asset Management                  UBS U.S. Balanced

PORTFOLIO MANAGER                            PORTFOLIO                                  PORTFOLIO MANAGEMENT FEE
----------------------------------           -------------------------------------      -------------------------------------------

* Assets of the Portfolio will be aggregated with the assets of a portfolio of an affiliated investment adviser of DSI managed by the same Portfolio Manager in calculating the Portfolio Manager's fee at the above-stated rate.

** The Portfolio Manager has voluntarily agreed to waive a portion of its subadvisory fees for certain registered investment companies for which it serves as sub-adviser. The fee reduction is 5% based on the combined levels of the Portfolios.

Gross fees paid by the Manager to each Portfolio Manager for the fiscal years ended December 31, 2002, 2001 and 2000 were as follows:

                                                                 FISCAL YEAR ENDED

PORTFOLIO MANAGER                                       2002         2001           2000
T. Rowe Price Associates, Inc.
         T. Rowe Price Capital
         Appreciation                                          $2,076,875     $1,435,764
         T. Rowe Price Equity Income                           $1,344,481     $1,075,312

ING Investment Management LLC
         Limited Maturity Bond                                 $  634,205     $  435,720
         Liquid Assets                                         $  990,531     $  636,564
         Market Manager+                                 N/A   $    5,841     $   35,714

Kayne Anderson Rudnick Investment
Management, LLC
         Van Kampen Growth and
         Income                                          N/A   $2,503,771     $2,815,645

EII Realty Investment Management
         Van Kampen Real Estate                          N/A          N/A     $   91,457

Eagle Asset Management, Inc.
         Eagle Asset Value Equity                              $  782,735     $  647,335

Capital Guardian Trust Company
         Capita Guardian Large Cap Value                       $  882,155     $  230,434

         Capital Guardian Small Cap                            $2,414,155     $2,340,542
         Capital Guardian Managed Global                       $1,514,852     $1,245,243

Salomon Brothers Asset Management Inc.
         Salomon Brothers Investors                               272,973         52.753
         Salomon Brothers All Cap                              $  974,915     $  181,491

Putnam Investment Management, Inc.
         Emerging Markets                                N/A          N/A     $   89,873
         Managed Global                                  N/A          N/A     $  104,984

Massachusetts Financial Services Company
         MFS Research                                          $2,842,918     $3,330,921
         MFS Mid-Cap Growth                                    $2,585,892     $3,764,285
         MFS Total Return                                      $2,707,556     $2,209,093

Pacific Investment Management LLC
         PIMCO Core Bond                                       $  135,900            N/A

Baring International Investment Limited
         Hard Assets                                           $  154,539     $  167,852
         Developing World                                      $  695,539     $  651,733
         Emerging Markets                                      $   70,046     $  239,956
         Global Fixed Income                                          N/A     $  152,930

Montgomery Asset Management LLC
         Growth Opportunities+                           N/A          N/A     $    4,775

Fred Alger Management, Inc.
         Capital Guardian Small Cap                                   N/A     $  164,815

A I M Capital Management, Inc.
         AIM Capital Mid Cap Growth                            $1,391,643     $1,671,027
         Jennison Equity Opportunities                         $2,127,977     $2,251,710

Alliance Capital Management, LLP
         Alliance Mid Cap Growth                               $1,394,938     $1,635,927

Janus Capital Management LLC
         Marsico Growth                                        $6,062,088     $8,555,694
         Janus Growth and Income                               $  284,713     $   11,546
         Janus Special Equity                                  $  100,699     $    7,683

Pilgrim Baxter & Associates
         All Growth+                                     N/A          N/A     $   63,520

The Prudential Investment Corporation
         Van Kampen Real Estate                                $  495,273     $  267,661

Fidelity Management & Research Company
         UBS U.S. Balanced                                     $  131,446     $    6,786
         FMR Diversified Mid Cap                               $  153,695     $   10,839

ING Investments, LLC
         International Equity                                  $   45,783*           N/A

Van Kampen
         Van Kampen Real Estate                                $   21,106*           N/A
         Van Kampen Growth and Income                                 N/A            N/A
         Van Kampen Equity Growth++                                   N/A            N/A
         Van Kampen Global Franchise++                                N/A            N/A

Goldman, Sachs & Co.
         Goldman Sachs Internet Tollkeeper(SM)                 $    7,094**          N/A

Mercury Advisors
         Fundamental Growth++                                         N/A            N/A
         Mercury Focus Value++                                        N/A            N/A

J.P. Morgan Fleming Asset Management (USA) Inc.
         J.P. Morgan Fleming Small Cap Equity++                       N/A            N/A
         J.P. Morgan Fleming
         International Enhanced EAFE++                                N/A            N/A

---------------------
+     Portfolio is no longer offered.

++    Portfolio commenced operations on May 1, 2002.

*     For the period from 12/17/01 to 12/31/01.

**    For the period from 5/1/01 to 12/31/01.

DISTRIBUTION OF TRUST SHARES

     DSI serves as the Portfolio's Distributor and Principal Underwriter. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of the Portfolio's shares. DSI bears all expenses of providing distribution services including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSI in connection with the distribution or sale of the shares. DSI also serves as Manager to the Trust and therefore is an affiliate to the Trust.

     The Trustees have classified shares of each of the Portfolios into three classes: Class I shares; Class S shares; and Class A shares. Shares of each class of each Portfolio represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, the Class I, Class S and Class A shares have the features described below:

     The Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing fee or a Rule 12b-1 distribution fee.

     The Class S shares are not subject to an initial sales charge, contingent deferred sales charge or Rule 12b-1 distribution fee, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.

     The Class A shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.25% of average daily net assets per annum.

     DISTRIBUTION PLAN. Effective May 1, 2002, the Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (the "Plan") on behalf of the Class A shares of the Salomon Brothers All Cap, Alliance Mid Cap Growth, Capital Guardian Small Cap , PIMCO Core Bond , Developing World, FMR Diversified Mid Cap, Van Kampen Equity Growth, T. Rowe Price Equity Income, Jennison Equity Opportunities , Mercury Focus Value , T. Rowe Price Capital Appreciation , Mercury Fundamental Growth, Van Kampen Global Franchise, Marsico Growth Portfolio, Hard Assets, J.P. Morgan Fleming International Enhanced EAFE, International Equity, Goldman Sachs Internet Tollkeeper(SM) Portfolio, Salomon Brothers Investors, J.P. Morgan Fleming Small Cap Equity, Janus Growth and Income , Capital Guardian Large Cap Value, Liquid Assets, Capital Guardian Managed Global, MFS Mid Cap Growth , Van Kampen Real Estate , MFS Research , Janus Special Equity, AIM Capital Mid Cap Growth , MFS Total Return, Eagle Asset Value Equity and Van Kampen Growth and Income (the "12b-1 Portfolios").

     The Plan provides that the Class A shares of the 12b-1 Portfolios shall pay a distribution fee (the "Distribution Fee"), for distribution services including payments to DSI, the Distributor, at annual rates not to exceed 0.25% of the average daily net assets of such 12b-1 Portfolios for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The Plan was approved by all of the Trustees, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan.

     Since the Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). The Class A shares of the 12b-1 Portfolios, however, are not liable for any distribution expenses incurred in excess of the Distribution Fee paid. Each 12b-1 Portfolio's Class A shares are entitled to exclusive voting rights with respect to matters concerning the Plan.

     The Plan permits the 12b-1 Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.25% of the average daily net assets of such 12b-1 Portfolio attributable to an insurance company's variable contract owners during that quarterly period. Expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the 12b-1 Portfolios' shares; (d) obtaining information and providing explanations to variable contract owners regarding the 12b-1 Portfolios' investment objectives and policies and other information about the 12b-1 Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the 12b-1 Portfolios; (g) personal service and/or maintenance of variable contract owners' accounts with respect to the 12b-1 Portfolios' accounts; and (h) financing any other activity that the Trust's Board of Trustees determines is primarily intended to result in the sale of the 12b-1 Portfolios' shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees. The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the 12b-1 Portfolios. The Plan may not be amended to increase materially the amount that may be spent for distribution by the 12b-1 Portfolios without the approval of a majority of the outstanding shares of each of the 12b-1 Portfolios. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

     The Plan was adopted because of its anticipated benefit to the 12b-1 Portfolios. These anticipated benefits include increased promotion and distribution of the 12b-1 Portfolios' shares, an enhancement in the 12b-1 Portfolios' ability to maintain accounts and improve asset retention and increased stability of net assets for the 12b-1 Portfolios. The Trust intends to submit the Plan to shareholders of the Trust's other portfolios for their approval in 2002.

     Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Funds for the fiscal period ended December 31, 2002 were as follows:

DISTRIBUTION EXPENSES              CLASS A                        DISTRIBUTION EXPENSES              CLASS A
--------------------------------   -------                  ---------------------------------        -------
Salomon Brothers All Cap                                    MFS Research

Advertising.....................                            Advertising
Printing........................                            Printing
Salaries & Commissions..........                            Salaries & Commissions
Broker Servicing................                            Broker Servicing
Miscellaneous...................                            Miscellaneous
TOTAL...........................                            TOTAL

UBS U.S. Balanced                                           Janus Special Equity
Advertising.....................                            Advertising
Printing........................                            Printing
Salaries & Commissions..........                            Salaries & Commissions
Broker Servicing................                            Broker Servicing
Miscellaneous...................                            Miscellaneous
TOTAL...........................                            TOTAL


DISTRIBUTION EXPENSES              CLASS A                  DISTRIBUTION EXPENSES                    CLASS A

Alliance Mid Cap Growth                                     AIM Capital Mid Cap Growth
Advertising.....................                            Advertising

Printing........................                            Printing
Salaries & Commissions..........                            Salaries & Commissions
Broker Servicing................                            Broker Servicing
Miscellaneous...................                            Miscellaneous
TOTAL...........................                            TOTAL

Capital Guardian Small Cap                                  MFS Total Return
Advertising.....................                            Advertising
Printing........................                            Printing
Salaries & Commissions..........                            Salaries & Commissions
Broker Servicing................                            Broker Servicing
Miscellaneous...................                            Miscellaneous
TOTAL...........................                            TOTAL

PIMCO Core Bond                                             Eagle Asset Value Equity
Advertising.....................                            Advertising
Printing........................                            Printing
Salaries & Commissions..........                            Salaries & Commissions
Broker Servicing................                            Broker Servicing
Miscellaneous...................                            Miscellaneous
TOTAL...........................                            TOTAL

Developing World                                            Van Kampen Growth and Income
Advertising.....................                            Advertising
Printing........................                            Printing
Salaries & Commissions..........                            Salaries & Commissions
Broker Servicing................                            Broker Servicing
Miscellaneous...................                            Miscellaneous
TOTAL...........................                            TOTAL

                                                            T. Rowe Price Capital
FMR Diversified Mid Cap                                     Appreciation
Advertising.....................                            Advertising
Printing........................                            Printing
Salaries & Commissions..........                            Salaries & Commissions
Broker Servicing................                            Broker Servicing
Miscellaneous...................                            Miscellaneous
TOTAL...........................                            TOTAL

DISTRIBUTION EXPENSES              CLASS A                  DISTRIBUTION EXPENSES                    CLASS A

Janus Growth and Income                                     Mercury Fundamental Growth
Advertising.....................                            Advertising
Printing........................                            Printing
Salaries & Commissions..........                            Salaries & Commissions
Broker Servicing................                            Broker Servicing
Miscellaneous...................                            Miscellaneous

TOTAL...........................                            TOTAL

Van Kampen Equity Growth                                    MFS Mid-Cap Growth
Advertising.....................                            Advertising
Printing........................                            Printing
Salaries & Commissions..........                            Salaries & Commissions
Broker Servicing................                            Broker Servicing
Miscellaneous...................                            Miscellaneous
TOTAL...........................                            TOTAL

T. Rowe Price Equity Income                                 Van Kampen Real Estate
Advertising.....................                            Advertising
Printing........................                            Printing
Salaries & Commissions..........                            Salaries & Commissions
Broker Servicing................                            Broker Servicing
Miscellaneous...................                            Miscellaneous
TOTAL...........................                            TOTAL

Jennison Equity Opportunities                               Liquid Assets
Advertising.....................                            Advertising
Printing........................                            Printing
Salaries & Commissions..........                            Salaries & Commissions
Broker Servicing................                            Broker Servicing
Miscellaneous...................                            Miscellaneous
TOTAL...........................                            TOTAL

Mercury Focus Value                                         Capital Guardian Managed Global
Advertising.....................                            Advertising
Printing........................                            Printing
Salaries & Commissions..........                            Salaries & Commissions
Broker Servicing................                            Broker Servicing
Miscellaneous...................                            Miscellaneous
TOTAL...........................                            TOTAL


DISTRIBUTION EXPENSES              CLASS A                  DISTRIBUTION EXPENSES                    CLASS A

Van Kampen Global Franchise                                 J.P. Morgan Fleming Small Cap
Advertising.....................                            Equity
Printing........................                            Advertising
Salaries & Commissions..........                            Printing
Broker Servicing................                            Salaries & Commissions
Miscellaneous...................                            Broker Servicing
TOTAL...........................                            Miscellaneous
                                                            TOTAL

Marsico Growth                                              Capital Guardian Large Cap Value
Advertising.....................                            Advertising
Printing........................                            Printing
Salaries & Commissions..........                            Salaries & Commissions
Broker Servicing................                            Broker Servicing
Miscellaneous...................                            Miscellaneous
TOTAL...........................                            TOTAL

Hard Assets                                                 Limited Maturity
Advertising.....................                            Advertising
Printing........................                            Printing
Salaries & Commissions..........                            Salaries & Commissions
Broker Servicing................                            Broker Servicing
Miscellaneous...................                            Miscellaneous
TOTAL...........................                            TOTAL


J.P. Morgan Fleming                                         Salomon Brothers Investors
  International Enhanced EAFE
Advertising.....................                            Advertising
Printing........................                            Printing
Salaries & Commissions..........                            Salaries & Commissions
Broker Servicing................                            Broker Servicing
Miscellaneous...................                            Miscellaneous
TOTAL...........................                            TOTAL

International Equity                                        Goldman Sachs Internet Tollkeeper
Advertising.....................                            Advertising
Printing........................                            Printing
Salaries & Commissions..........                            Salaries & Commissions
Broker Servicing................                            Broker Servicing
Miscellaneous...................                            Miscellaneous
TOTAL...........................                            TOTAL

      SHAREHOLDER SERVICING AGREEMENT. Effective May 1, 2002, the Trust has entered into a shareholder servicing agreement (the "Shareholder Servicing Agreement") on behalf of the Class S and Class A shares of each Portfolio of the Trust. ( Under the Shareholder Services Agreement, DSI (the "Shareholder Services Agent") has agreed to providecertain services including, but not limited to, the following:

      Answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Portfolios and certain other matters pertaining to the Portfolios; assist shareholders in designating or changing account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish quarterly and year-end statements and confirmations of purchases and redemptions; transmit on behalf of the Portfolios, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Portfolios; receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the 12b-1 Portfolios; and provide such other related services as the Funds or a shareholder may request. The Shareholder Servicing Agent may subcontract with other parties for the provision of shareholder support services.

      In consideration of the services provided by the Shareholder Servicing Agent pursuant to the Servicing Agreement, the Shareholder Servicing Agent receives from each 12b-1 Portfolio's Class A and Class S shares a fee of 0.25%, expressed as a percentage of the average daily net asset values of the Portfolio's shares. The Shareholder Services Agreement will also be available to other Class A and Class S shares of the Trust's portfolios following applicable shareholder approval to amend the Trust's Management Agreement to provide for the payment of a shareholder servicing fee.

For the fiscal year ended December 31, 2002, the Shareholder Services Agent received the following fees from the Portfolios:

                                              CLASS A                 CLASS S
Salomon Brothers All Cap
UBS U.S. Balanced
Alliance Mid Cap Growth
Capital Guardian Small Cap
PIMCO Core Bond
Developing World
FMR Diversified Mid Cap
Van Kampen Equity Growth
T. Rowe Price Equity Income
Jennison Equity Opportunities
Mercury Focus Value
T. Rowe Price Capital Appreciation
Mercury Fundamental Growth
Van Kampen Global Franchise
Marisco Growth
Hard Assets
J.P. Morgan Fleming International Enhanced EAFE
International Equity
Goldman Sachs Internet Tollkeeper(SM) *
Salomon Brothers Investors
J.P. Morgan Fleming Small Cap Equity
Janus Growth and Income
Capital Guardian Large Cap Value
Limited Maturity Bond
Liquid Assets
Capital Guardian Managed Global
MFS Mid Cap Growth
Van Kampen Real Estate
MFS Research
Janus Special Equity
AIM Capital Mid Cap Growth
MFS Total Return
Eagle Asset Value Equity
Van Kampen Growth and Income

CODE OF ETHICS

      To mitigate the possibility that a Portfolio will be adversely affected by personal trading of employees, the Portfolios, Manager, Portfolio Managers, any sub-advisers and Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal trading accounts of Trustees and others who normally come into possession of information on portfolio transactions. The Codes of Ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of the Codes of Ethics also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS

      Investment decisions for each Portfolio are made by the Portfolio Manager of each Portfolio. Each Portfolio Manager has investment advisory clients other than the Portfolio. A particular security may be bought or sold by a Portfolio Manager for clients even though it could have been bought or sold for other clients at the same time. In the event that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, allocated between such clients in a manner deemed fair and reasonable by the Portfolio Manager. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Portfolio Manager, and the results of such allocations, are subject to periodic review by the Trust's Manager and Board of Trustees. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES

      The Portfolio Manager for a Portfolio places all orders for the purchase and sale of portfolio securities, options, and futures contracts for a Portfolio through a substantial number of brokers and dealers or futures commission merchants. In executing transactions, the Portfolio Manager will attempt to obtain the best execution for a Portfolio taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, confidentiality, including trade anonymity, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In transactions on stock exchanges in the United States, payments of brokerage commissions are negotiated. In effecting purchases and sales of portfolio securities in transactions on U.S. stock exchanges for the account of the Trust, the Portfolio Manager may pay higher commission rates than the lowest available when the Portfolio Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as described below. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Portfolio Manager may be unable to negotiate commission rates for these transactions. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price includes an undisclosed commission or markup. There is generally no stated commission in the case of fixed income securities, which are generally traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.

      It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers. Consistent with this practice, the Portfolio Manager for a Portfolio may receive research services from many broker-dealers with which the Portfolio Manager places the Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Portfolio Manager and its affiliates in advising its various clients (including the Portfolio), although not all of these services are necessarily useful and of value in managing a Portfolio. The advisory fee paid by the Portfolio to the Portfolio Manager is not reduced because the Portfolio Manager and its affiliates receive such services.

      As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Portfolio Manager may cause a Portfolio to pay a broker-dealer, which provides "brokerage and research services" (as defined in the Act) to the Portfolio Manager, a disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

      In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolios as well as shares of other investment companies or accounts managed by the Portfolio Managers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolios.

      On occasions when a Portfolio Manager deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser or subadviser), the Portfolio Manager, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Portfolio Manager in the manner it considers to be equitable and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.

      Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

      A Portfolio Manager may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Portfolio Manager where, in the judgment of the Portfolio Manager, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

      Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Manager or a Portfolio Manager or, if it is also a broker-dealer, the Portfolio Manager may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer or Portfolio Manager, and if there is in effect a written contract between the Portfolio Manager and the Trust expressly permitting the affiliated broker-dealer or Portfolio Manager to receive and retain such compensation. The Portfolio Management Agreements provide that each Portfolio Manager may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.

      SEC rules further require that commissions paid to such an affiliated broker-dealer or Portfolio Manager by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board of Trustees has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically. Each of the following is a registered broker-dealer and an affiliate of Directed Services, Inc., Manager to ING Investors Trust as of March 31, 2002: ING Baring Financial Products, ING Baring Grupo Financiero (Mexico) S.A. de C.V, ING Baring Holding Nederland B.V., ING Baring Holdings Limited, ING Baring Investment (Eurasia) ZAO, ING Baring Operational Services (Taiwan) Limited, ING Baring Securities (France ) S.A., ING Baring Securities (Hong Kong) Ltd., ING Baring Securities (Hungary) Rt., ING Baring Securities (India) Pvt. Ltd., ING Baring

Securities (Japan) Limited, ING Baring Securities (Overseas) Ltd., ING Baring Securities (Philippines) Inc., ING Baring Securities (Poland) Holding B.V.ING Baring Securities (Romania) S.A., ING Baring Securities (Singapore) Pte Ltd, ING Baring Securities (Slovakia), o.c.p.a.s., ING Baring Securities (Taiwan) Limited
(SICE), ING Baring Securities (Thailand) Limited, ING Baring Securities Argentina S.A., ING Baring Securities Holdings Limited, ING Baring Securities Management Services (Hong Kong) Ltd, ING Baring Securities Pakistan (Private) Limited, ING Baring Securities Services Limited, ING Baring Sociedad de Bolsa (Argentina), S.A., ING Baring South Africa Limited, ING Barings Corp., ING Barings Deutschland (GmbH), ING Barings Ecuador Casa de Valores S.A., ING Barings Southern Africa (proprietary) Limited, ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.

      Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.

      Effective March 1, 2002, DSI, as manager to the Trust, may direct the Trust's portfolio managers to use their best efforts (subject to obtaining best execution of each transaction) to allocate up to 25% of a portfolio's equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will effect a recapture of a portion of the brokerage commissions (in the form of a credit to the portfolio) to pay certain expenses of that portfolio.

      For the fiscal year ended December 31, 2002, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):

                                    TOTAL AMOUNT
                         TOTAL           OF        % OF TOTAL        % OF
                       AMOUNT OF     COMMISSION    COMMISSION      PORTFOLIO
                       COMMISSION     PAID TO        PAID TO     DOLLAR AMOUNT
PORTFOLIO                 PAID       AFFILIATES    AFFILIATES   OF TRANSACTIONS   AFFILIATE
---------              ----------   ------------   ----------   ---------------   ---------

      For the fiscal year ended December 31, 2001, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):

                                  TOTAL AMOUNT
                       TOTAL           OF        % OF TOTAL        % OF
                     AMOUNT OF     COMMISSION    COMMISSION      PORTFOLIO
                     COMMISSION     PAID TO        PAID TO     DOLLAR AMOUNT
PORTFOLIO               PAID       AFFILIATES    AFFILIATES   OF TRANSACTIONS   AFFILIATE
---------            ----------   ------------   ----------   ---------------   ---------
UBS U.S. Balanced
Portfolio             $ 16,792        $ 25          0.15%          0.04%        ING Barings
                                      $ 87          0.52%          0.40%        Fidelity
                                                                                Capital
                                                                                Markets (FCM)
Salomon Brothers      $148,299        $ 55          0.04%          0.03%        Salomon Smith
Investors                                                                       Barney
Goldman Sachs         $ 13,704        $ 22          0.16%          0.20%        Goldman Sachs
Internet
Tollkeeper(SM)
Developing World      $648,098        $480          0.07%          0.26%        ING Barings
FMR Diversified       $ 53,835        $305          0.57%          0.10%        ING Barings
Mid Cap
                                      $544          1.01%          0.62%        FCM

*     For the period 12/17/01 to 12/31/01.

      For the fiscal year ended December 31, 2000, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):

                                  TOTAL AMOUNT
                       TOTAL           OF        % OF TOTAL        % OF
                     AMOUNT OF     COMMISSION    COMMISSION      PORTFOLIO
                     COMMISSION     PAID TO        PAID TO     DOLLAR AMOUNT
PORTFOLIO               PAID       AFFILIATES    AFFILIATES   OF TRANSACTIONS   AFFILIATE
---------            ----------   ------------   ----------   ---------------   ---------
Capital Guardian      $602,390      $ 1,262          0.21%          0.12%       Furman Selz
  Small Cap                         $11,089          1.84%          1.30%       Fred Alger
T. Rowe Price         $221,911      $ 1,270          0.57%          0.39%       Baring
Equity Income                                                                   Securities
T. Rowe Price         $196,648      $   300          0.15%          0.14%       Baring
Capital                                                                         Securities
Appreciation
Van Kampen Real       $297,488      $ 1,962          0.66%          0.69%       Furman Selz
Estate
Salomon Brothers      $147,599      $    48          0.03%          0.01%       Furman Selz
All Cap
                                    $   540          0.37%          0.48%       Salomon Smith
                                                                                Barney
Salomon Brothers      $ 48,871      $    12          0.02%          0.01%       Furman Selz
Investors
                                    $    66          0.14%          0.32%       Salomon Smith
                                                                                Barney
Hard Assets           $308,265      $   505          0.16%          0.11%       Furman Selz
Developing World      $401,927      $   510          0.13%          0.08%       Furman Selz

      Barings Securities Corporation is an affiliate of Barings International Investment Limited, an affiliate of the Manager and Portfolio Manager of the Hard Assets and Developing Worlds. Raymond James & Associates is an affiliate of Eagle Asset Management, Inc., Portfolio Manager of the Eagle Asset Value Equity. Furman Selz Securities Corp. is an affiliate of the Manager, as each is owned by ING Groep. Fred Alger & Company is an affiliate of Fred Alger Management, Inc., a former Portfolio Manager to the Capital Guardian Small Cap. Goldman Sachs & Co. is an affiliate of Goldman Sachs Asset Management, the Portfolio Manager to the Goldman Sachs Internet Tollkeeper (SM) Portfolio. Fidelity Capital Markets is an affiliate of Fidelity Management & Research Company, the Portfolio Manager to the FMR Diversified Mid Cap and UBS U.S. Balanced . Salomon Smith Barney is an affiliate of Salomon Brothers Asset Management Inc, the Portfolio Manager to the Salomon Brothers Investors and Salomon Brothers All Cap.

The Manager, Directed Services, Inc., is an affiliate of ING Investors Trust.

PORTFOLIO TURNOVER

Before investing in a portfolio, you should review its portfolio turnover rate, which may be found in the financial highlights section of the prospectus. A Portfolio's turnover rate will provide you with an indication of the potential effect of transaction costs on the portfolio's future returns. In general, the greater the volume of buying and selling by the portfolio, the greater the impact that brokerage commissions and other transaction costs will have on its return.

Portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of portfolio securities owned by the portfolio during the year. A 100% portfolio turnover rate would occur, for example, if a portfolio sold and replaced securities valued at 100% of its total net assets within a one-year period.

                                 NET ASSET VALUE

      As noted in the Prospectus, the net asset value ("NAV") and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this Statement of Additional Information, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      Portfolio securities listed or traded on a national securities exchange or included in the NASDAQ National Market System will be valued at the last reported sale price on the valuation day. Securities traded on an exchange or NASDAQ for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See "Share Price" in the Prospectus. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

      Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the

Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

      The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the United States is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of a Portfolio's valuation). Foreign securities markets may close before a Portfolio determines its NAV. European, Asian, Latin American, or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.

      If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its net asset value. The Board of Trustees has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event, be determined as of the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board of Trustees has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board of Trustees, the Portfolios are not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless a market movement or other event has occurred which constitutes a significant event under procedures adopted by the Board of Trustees, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's net asset value.

      Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time NAV is computed.

      Options on currencies purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

      The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by Hard Assets's custodian bank or other broker-dealers or banks approved by Hard Assets, on each date that the NYSE is open for business.

      The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.

      In computing the net asset value for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

      The per share net asset value of Class I shares generally will be higher than the per share NAV of shares of the other classes, reflecting daily expense accruals of the distribution and service fees applicable to Class I and Class S. It is expected, however, that the per share net asset value of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.

      Orders received by dealers prior to the close of regular trading on the NYSE will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after the close of regular trading on the NYSE will be confirmed at the next computed offering price as described in the Prospectus.

                             PERFORMANCE INFORMATION

      The Trust may, from time to time, include the yield of the Portfolios, and the total return of the Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

      Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:
                                    6
         YIELD = 2 [((a-b)/cd  + 1)   - 1]

where,

         a = dividends and interest earned during the period,

         b = expenses accrued for the period (net of reimbursements),

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

         d = the maximum offering price per share on the last day of the period.

      Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

The following is the average annual total return for the periods indicated ended December 31, 2002 for each Portfolio of the Trust:

                           SINCE                                              DATE OF
       PORTFOLIO          INCEPTION    10 YEARS      5 YEARS       1 YEAR     INCEPTION
       ---------          ---------    --------      -------       ------     ---------
Salomon Brothers All
Cap                                                                           9/9/02
        Class A
        Class I                                                               2/1/00
        Class S

UBS U.S. Balanced
        Class A
        Class I
        Class S
                                                                              10/2/00
Alliance Mid Cap Growth

        Class A
        Class I                                                               9/9/02
        Class S
                                                                              8/14/98
Capital Guardian Small
Cap
        Class A
        Class I                                                               9/9/02
        Class S
                                                                              1/3/96
PIMCO Core Bond
        Class A                                                               9/9/02
        Class I
        Class S                                                               8/14/98

Developing World
        Class A
        Class I                                                               9/9/02
        Class S
                                                                              2/18/98

FMR Diversified Mid Cap
        Class A
        Class I                                                               9/9/02
        Class S
                                                                              10/2/00

Van Kampen Equity
Growth                                                                        9/9/02
        Class A                                                               5/1/02
        Class I
        Class S

T. Rowe Price Equity
Income                                                                        9/9/02
        Class A
        Class I                                                               1/24/89
        Class S

Jennison Equity
Opportunities
        Class A
        Class I
        Class S                                                               9/9/02

                                                                              5/4/92

Mercury Focus Value
        Class A                                                               9/9/02
        Class I
        Class S                                                               5/1/02

T. Rowe Price Capital
Appreciation                                                                  9/9/02
        Class A
        Class I                                                               1/24/89
        Class S
Mercury Fundamental
Growth
        Class A                                                               9/9/02
        Class I                                                               5/1/02
        Class S

Van Kampen Global
Franchise                                                                     9/9/02
        Class A
        Class I                                                               5/1/02
        Class S


Marisco Growth
        Class A                                                               9/9/02
        Class I
        Class S                                                               8/14/98

Hard Assets
        Class A                                                               9/9/02
        Class I
        Class S                                                               1/24/89

J.P. Morgan Fleming
International Enhanced
EAFE                                                                          9/9/02
        Class A
        Class I                                                               5/1/02
        Class S

International Equity
        Class A
        Class I                                                               9/9/02
        Class S
                                                                              12/17/01

Goldman Sachs Goldman
Sachs Internet
Tollkeeper(SM) *                                                              9/9/02
        Class A
        Class I                                                               5/1/01
        Class S

Salomon Brothers
Investors                                                                     9/9/02
        Class A                                                               2/1/00
        Class I
        Class S

J.P. Morgan Fleming
Small Cap Equity
        Class A                                                               9/9/02
        Class I
        Class S                                                               5/1/02

Janus Growth and
Income
        Class A
        Class I                                                               9/9/02
        Class S
                                                                              10/2/00

Capital Guardian Large
Cap Value
        Class A                                                               9/9/02
        Class I
        Class S                                                               2/1/00

Limited Maturity Bond
        Class A
        Class I
        Class S
                                                                              1/24/89

Liquid Assets
        Class A                                                               9/9/02
        Class I
        Class S                                                               1/24/89

Capital Guardian
Managed Global
        Class A                                                               9/9/02
        Class I
        Class S                                                               10/21/92

MFS Mid Cap Growth
        Class A
        Class I                                                               9/9/02
        Class S
                                                                              8/14/98

Van Kampen Real Estate
        Class A                                                               9/9/02
        Class I
        Class S                                                               1/24/89

MFS Research Portfolio
        Class A                                                               9/9/02
        Class I
        Class S                                                               8/14/98

Janus Special Equity
        Class A                                                               9/9/02
        Class I
        Class S                                                               10/2/00

AIM Capital Mid Cap
Growth                                                                        9/9/02
        Class A
        Class I                                                               10/2/95
        Class S

MFS Total Return
        Class A                                                               9/9/02
        Class I
        Class S                                                               8/14/98

Eagle Asset Value
Equity                                                                        9/9/02
        Class A
        Class I                                                               1/3/95
        Class S

Van Kampen Growth and
Income
        Class A
        Class I
        Class S                                                               9/9/02

                                                                              10/4/93

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

      Each Portfolio may be categorized as to its market capitalization make-up ("large cap," mid cap" or "small cap") with regard to the market capitalization of the issuers whose securities it holds. A Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Portfolio's characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of a Portfolio's various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond's cash flows, the weights being present value of each cash flow as a percentage of the bond's full price.

      Beta is a historical measure of a portfolio's market risk; a Beta of 1.10 indicates that the portfolio's returns tended to be 10% higher (lower) than the market return during periods in which market returns were positive (negative).

      Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), the Dow Jones Industrial Average ("DJIA"), the Lehman Brothers Government Bond Index, the Donoghue Money Market Institutional Averages, the Lehman Brothers Government Corporate Index, the Salomon HighYield Index, the Russell

MidCap Index, the Wilshire 5000 Index, the Lehman Brothers Aggregate Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

      Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and
(ii) the effect of tax deferred compounding on a Portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

      In addition, reports and promotional literature may contain information concerning the Manager, the Portfolio Managers, or affiliates of the Trust, the Manager, or the Portfolio Managers, including (i) performance rankings of other mutual funds managed by a Portfolio Manager, or the individuals employed by a Portfolio Manager who exercise responsibility for the day-to-day management of a Portfolio, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Manager to the Trust, including information related to the selection and monitoring of the Portfolio Managers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Portfolio's investment objectives.

      In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by Golden American, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                      TAXES

      Shares of the Portfolios are offered only to the Separate Accounts that fund Variable Contracts. See the respective prospectus for the Variable Contracts for a discussion of the special taxation of insurance companies with respect to the Separate Accounts and of the Variable Contracts and the holders thereof.

      Each Portfolio that has commenced operations has qualified (any Portfolio of the Trust that has not yet commenced operations intends to qualify), and expects to continue to qualify, for treatment as a regulated investment company ("RIC") under the Code. In order to qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

      Each Portfolio must, and intends to also comply with, the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

      If a Portfolio fails to qualify as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

      Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to certain Portfolios whose only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

      The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

      Foreign Investments -- Portfolios investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

      The Portfolios listed above may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Portfolio investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Portfolio making such investments. Owners of Variable Contracts investing in such Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Portfolio may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Portfolio. However, a Portfolio's intention to qualify annually as a regulated investment company may limit a Portfolio's elections with respect to PFIC securities and no assurance can be given that such elections can or will be made.

     The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

                                OTHER INFORMATION

CAPITALIZATION

      The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 36 investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional Portfolios will not alter the rights of the Trust's shareholders, the Separate Accounts. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights or subscription rights. In liquidation of a Portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio. All of the Portfolios discussed in this Statement of Additional Information are diversified with the exception of the Janus Special Equity, J.P. Morgan Fleming International Enhanced EAFE, Van Kampen Global Franchise, MFS Mid Cap Growth , Capital Guardian Managed Global, Hard Assets and Salomon Brothers All Cap and Van Kampen Real Estate .

      On January 31, 1992, the name of the Trust was changed to ING Investors Trust. Prior to that date, the name of the Trust was The Specialty Managers Trust.

                   [INSERT DISCUSSION/CHART FOR NAME CHANGES]

VOTING RIGHTS

      Shareholders of the Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

      Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

PURCHASE OF SHARES

      Shares of a Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board of Trustees and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board of Trustees will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

      Shares of each Portfolio are sold at their respective net asset values (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES

      Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

EXCHANGES

      Shares of the same class of any one Portfolio may be exchanged for shares of the same class of any of the other Portfolios. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective net asset values per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolios, and should refer to the Prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.

      The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such Portfolio will be invested in the Liquid Assets of the Trust or any successor to such Portfolio.

CUSTODIAN AND OTHER SERVICE PROVIDERS

      The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets. PFPC Inc., a Delaware corporation, located at 103 Bellevue Parkway, Wilmington, DE 19809, provides administrative and portfolio accounting services for all Portfolios.

INDEPENDENT AUDITORS

      Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, Pennsylvania 19103 serves as the Trust's independent auditor. The auditor examines financial statements for the Trust and provides other audit, tax, and related services.

LEGAL COUNSEL

      Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

      This Statement of Additional Information and the accompanying Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

      The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

      Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

      Audited Financial Statements of the Trust for each annual period ended December 31 are included in the Trust's Annual Report to Shareholders. Financial statements and financial highlights for the Portfolios discussed in this Statement of Additional Information are included in the Trust's Annual Report for the calendar year ended December 31, 2002. Shareholders also will receive unaudited semi-annual reports describing the Portfolios' investment operations.

You can obtain a copy of the Trust's Annual Report dated December 31, 2002 by writing or calling the Distributor at the address or telephone number set forth on the cover of this Statement of Additional Information.

                     APPENDIX 1: DESCRIPTION OF BOND RATINGS

     Excerpts from Moody's Investors Service, Inc.'s ("Moody's") description of its bond ratings:

     Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

     Moody's also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings:

     AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

     S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

  DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

     MIB 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This denotes high quality. Margins of protection are ample although not as large as in the preceding group.

                                       A1

           DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

     PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations.

                DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

     AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

     BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

     D: Debt rated "D" is in default, and repayment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORTOTERM
                              DEMAND OBLIGATIONS:

     SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.


                                       A2

 DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
                                     PAPER:

     An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."


                                       A3

                            PART C. OTHER INFORMATION

Item 23. Exhibits

(a)   (1)   Amended and Restated Agreement and Declaration of Trust 3/19/96 (1)

      (2) Amendment to the Restated Agreement and Declaration of Trust adding the Managed Global Series 6/10/96 (2)

      (3) Amendment to the Restated Agreement and Declaration of Trust changing the name of the Natural Resources Series to the Hard Assets Series and adding the Mid-Cap Growth Series 1/23/97 (43)

      (4) Amendment to the Restated Agreement and Declaration of Trust redesignating the Global Equity Series as the Managed Global Series; terminating the Mid-Cap Growth Series-added January 23, 1997; adding the Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value + Growth Series, Global Fixed Income Series, Growth Opportunities Series & Developing World Series 1/12/98 (3)

      (5) Amendment to the Restated Agreement and Declaration of Trust adding Large Cap Value Series and the International Equity Series, also to change the names of the Multiple Allocation Series to the Equity Income Series and Value + Growth Series to the Growth Series 2/16/99
            (43)

      (6) Amendment to the Restated Agreement and Declaration of Trust changing the name of the Growth & Income Series to the Capital Growth Series 6/30/99 (43)

      (7) Amendment to the Restated Agreement and Declaration of Trust adding the Investors Series, All Cap Series and the Large Cap Growth Series 8/17/99 (43)

      (8) Amendment to the Restated Agreement and Declaration of Trust adding the Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series 5/18/00 (45)

      (9) Amendment to the Restated Agreement and Declaration of Trust adding the Internet Tollkeeper Series and changing the name of the Global Fixed Income Series to the Core Bond Series (48)

      (10) Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (50)

(b)   By-laws (17)

(c)   Instruments Defining Rights of Security Holders (18)

(d)   (1)   (A)   Management Agreement for all Series except The Fund For Life
                  (4)

            (B) Addendum to the Management Agreement, Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value + Growth Series, Global Fixed Income Series, Growth Opportunities Series & Developing World Series 1/2/98 (43)

            (C) Addendum to the Management Agreement, adding International Equity Series and the Large Cap Value Series 2/16/99 (43)

            (D) Addendum to the Management Agreement, adding Investors Series, All Cap Series and the Large Cap Growth Series 8/17/99 (43)

            (E) Addendum to the Management Agreement, adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series 5/18/00 (45)

            (F) Addendum to the Management Agreement, adding International Equity Series 11/16/00 (46)

            (G) Addendum to the Management Agreement, adding Internet Tollkeeper Series (48)

            (H)   Management Agreement for The Fund For Life (19)

            (I) Addendum to Management Agreement for all Series except the Fund for Life adding the new series (50)

            (J)   Amendment to Management Agreement dated February 26, 2002 (50)

            (K) Voluntary Fee Waiver Agreement with respect to Growth Series and Rising Dividends Series (50)

      (2)   Portfolio Management Agreements

            (A) Portfolio Management Agreement with T. Rowe Price Associates, Inc. (5)

            (B) Portfolio Management Agreement with ING Investment Management LLC, formerly Equitable Investment Services, Inc. (6)

            (C) Portfolio Management Agreement with Kayne Anderson Investment Management, LLC (7) (D) Addendum to the Kayne Anderson Investment Management, LLC Agreement (43)

            (E) Portfolio Management Agreement with Eagle Asset Management, Inc. (8)

            (F) Portfolio Management Agreement with Massachusetts Financial Services Company (9)

            (G) Portfolio Management Agreement with Baring International Investment Limited (20)

            (H) Portfolio Management Agreement with A I M Capital Management, Inc. (21)

            (I)   Portfolio Management Agreement with Janus Capital Corporation
                  (22)

            (J) Portfolio Management Agreement with Alliance Capital Management L.P. (23)

            (K)   Schedule Pages for T. Rowe Price Associates, Inc. (24)

            (L) Portfolio Management Agreement with Salomon Smith Barney Asset Management, Inc. (44)

            (M) Portfolio Management Agreement with Capital Guardian Trust Company (44)

            (N) Form of Portfolio Management Agreement with The Prudential Investment Corporation (44)

            (O)   Addendum to the A I M Capital Management, Inc. Agreement (44)

            (P) Addendum to the Baring International Investment Limited Agreement (44)

            (Q)   Addendum to the Capital Guardian Trust Company Agreement (44)

            (R) Form of Portfolio Management Agreement with Fidelity Management & Research Company (45)

            (S) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc. (45)

            (T)   Form of Addendum to the Janus Capital Corporation Agreement
                  (45)

            (U) Form of Portfolio Management Agreement with ING Pilgrim Investments, Inc. (46)

            (V) Form of Portfolio Management Agreement with Goldman Sachs & Company (47)

            (W) Form of Portfolio Management Agreement with Pacific Investment Management Company (47)

            (X) Form of Portfolio Management Agreement with Fund Asset Management, L.P. (50)

            (Y) Form of Portfolio Management Agreement with Morgan Stanley Investment Management Inc. (50)

            (Z) Form of Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. (50)

            (AA) Form of Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (London) Limited (50)

            (BB) Form of Portfolio Management Agreement with Janus Capital Management LLC (50)

            (CC) Amendment to Portfolio Management Agreement with T. Rowe Price Associates, Inc. (49)

            (DD) Amendment to Portfolio Management Agreement with Salomon Smith Barney Asset Management, Inc. (49)

            (EE) Amendment to Portfolio Management Agreement with Massachusetts Financial Services Company (49)

            (FF) Interim Portfolio Management Agreement with Morgan Stanley Investment Management Inc. for Real Estate Series (49)

            (GG) Interim Portfolio Management Agreement with Morgan Stanley Investment Management Inc. for Van Kampen Growth and Income Series (49)

      (3)   Administrative Services Agreement for The Fund For Life (25)

      (4)   (A)   Administration and Fund Accounting Agreement among the Trust,
                  Directed Services, Inc., and PFPC, Inc. (formerly, First Data
                  Corporation) (26)

            (B) Consent to Transaction signed by Directed Services, Inc. and The GCG Trust dated 9/9/99 (45)

            (C) Administrative Services Sub-Contract between DSI, Inc. and ING Funds Services, LLC

(e)   (1)   (A)   Distribution Agreement (10)

            (B) Amended and Restated Distribution Agreement dated February 26, 2002 (50)

(f)   Not Applicable

(g)   (1)   Custody Agreement with The Bank of New York  (44)

      (2)   Addendum to Custody Agreement with Bank of New York  (48)

      (3)   Foreign Custody Manager Agreement  (50)

(h)   (1)   (A)   Transfer Agency and Service Agreement  (27)

            (B) Addendum to the Transfer Agency and Service Agreement for The Fund For Life, Zero Target 2002 Series, and Capital Appreciation Series (12)

            (C)   Shareholder Servicing Agreement (50)

            (D)   Form of Third Party Brokerage Agreement with Merrill Lynch
                  (50)

            (E) Securities Lending and Guaranty Agreement with The Bank of New York (50)

      (2)   (A)   Organizational Agreement for Golden American Life Insurance
                  Company (28)

            (B)   Assignment Agreement for Organizational Agreement (29)

                  (C) Organizational Agreement for The Mutual Benefit Life Insurance Company (30)

                  (D)   Assignment Agreement for Organizational Agreement (31)

                  (E) Addendum to Organizational Agreement adding Market Manager Series and Value Equity Series (13)

                  (F) Addendum to the Organizational Agreement adding the Strategic Equity Series (32)

                  (G) Addendum to the organizational Agreement adding the Small Cap Series (14)

                  (H) Addendum to the Organizational Agreement adding Managed Global Series (15)

                  (I) Addendum to the Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series (11)

                  (J) Addendum to the Organizational Agreement adding International Equity Series and the Large Cap Value Series 2/16/99 (44)

                  (K) Addendum to the Organizational Agreement adding Investors Series, All Cap Series and the Large Cap Growth Series 6/15/99 (44)

                  (L) Addendum to the Organizational Agreement adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series 5/18/00 (45)

                  (M) Addendum to the Organizational Agreement adding International Equity Series (46)

                  (N) Addendum to the Organizational Agreement adding Internet Tollkeeper Series (48)

                  (O) Addendum to the Organizational Agreement adding: Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE (50)

            (3)   (A)   Settlement Agreement for Golden American Life Insurance
                        Company (33)

                  (B)   Assignment Agreement for Settlement Agreement (16)

                  (C) Settlement Agreement for The Mutual Benefit Life Insurance Company (34)

                  (D)   Assignment Agreement for Settlement Agreement (35)

            (4)   Indemnification Agreement (36)

            (5)   (A)   Expense Reimbursement Agreement  (37)

                  (B)   Amendment No. 1 to the Expense Reimbursement Agreement
                        (38)

                  (C)   Amendment No. 2 to the Expense Reimbursement Agreement
                        (39)

                  (D)   Amendment No. 3 to the Expense Reimbursement Agreement
                        (40)

                  (E)   Amendment No. 4 to the Expense Reimbursement Agreement
                        (41)

(i)   Not Applicable

(j)   (1)   Consent of Counsel -- to be filed in a subsequent post-effective amendment

(j)   (2)   Consent of Ernst & Young LLP -- to be filed in a subsequent post-effective amendment

(k)   Not Applicable

(1)   Initial Capital Agreement (42)

(m)   Distribution Plan Pursuant to Rule 12b-1 (50)

(n)   Multiple Class Plan Pursuant to Rule 18f-3 (50)

(o)   Not Applicable

(p)   Other Exhibits

      (1)   Powers of Attorney (50)

      (2)   ING Group affiliate list (50)

      (3)   The GCG Trust Code of Ethics (45)

      (4)   Fidelity Management & Research Company Code of Ethics (47)

      (5)   Janus Capital Corporation Code of Ethics (45)

      (6)   ING Pilgrim Investments, Inc. Code of Ethics (46)

      (7)   Goldman Sachs & Company Code of Ethics (47)

      (8)   Pacific Investment Management Company Code of Ethics (47)

      (9)   Baring International Investment Limited Code of Ethics (49)

      (10) T. Rowe Price Associates, Inc. Code of Ethics -- incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement of T. Rowe Price Corporate Income Fund, Inc. as filed on September 21, 2001 File No. 33-62275 and 811-07353.

      (11) Alliance Capital Management L.P. Code of Ethics -- incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement of Alliance Variable Products Series Fund, Inc. as filed on April 27, 2001 File No. 33-18647 and 811-5398.

      (12) Prudential Investment Corporation Code of Ethics -- incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Prudential Pacific Growth Fund, Inc. as filed on December 28, 2001 File No. 33-42391.

      (13)  Form of Participation Agreement (50)

      (14) J.P. Morgan Fleming Asset Management (USA) Inc., J.P. Morgan Investment Management Inc., Robert Fleming, Inc., J.P. Morgan Fleming Asset Management (London) Limited, JP International Management Limited's Code of Ethics (50)

      (15) Merrill Lynch Investment Managers (MLIM) Registered Investment Companies and Their Investment Advisers and Principal Underwriter Code of Ethics (50)

      (16)  Morgan Stanley Dean Witter Asset Management Code of Ethics (50)

      (23)  Marsico Capital Management, LLC Code of Ethics

-----------

      (1) Incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 2, 1996, File No. 33-23512.

      (2) Incorporated by reference to Exhibit 1(b) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.

      (3) Incorporated by reference to Exhibit (b)1(c) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.

      (4) Incorporated by reference to Exhibit 5(a)(i) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

      (5) Incorporated by reference to Exhibit 5(b)(iv) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

      (6) Incorporated by reference to Exhibit 5(b)(vi) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

      (7) Incorporated by reference to Exhibit 5(b)(ix) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

      (8) Incorporated by reference to Exhibit 5(b)(xi) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

      (9) Incorporated by reference to Exhibit 5(b)(xii) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.

      (10) Incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.

      (11) Incorporated by reference to Exhibit 9(b)(ix) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.

      (12) Incorporated by reference to Exhibit 9(a)(ii) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

      (13) Incorporated by reference to Exhibit 9(b)(v) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

      (14) Incorporated by reference to Exhibit 9(b)(vii) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 22, 1995, File No. 33-23512.

      (15) Incorporated by reference to Exhibit 9(b)(viii) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.

      (16) Incorporated by reference to Exhibit 9(c)(ii) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

      (17) Incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (18) Incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (19) Incorporated by reference to Exhibit (d)(1)(B) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (20) Incorporated by reference to Exhibit (d)(2)(K) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (21) Incorporated by reference to Exhibit (d)(2)(L) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (22) Incorporated by reference to Exhibit (d)(2)(M) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (23) Incorporated by reference to Exhibit (d)(2)(N) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (24) Incorporated by reference to Exhibit (d)(2)(O) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (25) Incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (26) Incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (27) Incorporated by reference to Exhibit (h)(1)(A) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (28) Incorporated by reference to Exhibit (h)(2)(A) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-lA of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (29) Incorporated by reference to Exhibit (h)(2)(B) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (30) Incorporated by reference to Exhibit 9(b)(iii) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997 File No. 33-23512.

      (31) Incorporated by reference to Exhibit (h)(2)(D) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (32) Incorporated by reference to Exhibit (h)(2)(F) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (33) Incorporated by reference to Exhibit (h)(3)(A) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (34) Incorporated by reference to Exhibit (h)(3)(C) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (35) Incorporated by reference to Exhibit (h)(3)(D) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (36) Incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (37) Incorporated by reference to Exhibit (h)(5)(A) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (38) Incorporated by reference to Exhibit (h)(5)(B) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (39) Incorporated by reference to Exhibit (h)(5)(C) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (40) Incorporated by reference to Exhibit (h)(5)(D) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (41) Incorporated by reference to Exhibit (h)(5)(E) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (42) Incorporated by reference to Exhibit (1)(1) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

      (43) Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512.

      (44) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512.

      (45) Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512.

      (46) Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 1, 2000 File No. 33-23512.

      (47) Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 12, 2001 File No. 33-23512.

      (48) Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of The GCG Trust as filed on April 27, 2001 File No. 33-23512.

      (49) Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 8, 2002 File No. 33-23512.

      (50) Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of The GCG Trust as filed on April 24, 2002 File No. 33-23512.

Item 24. Persons Controlled by or Under Control with Registrant.

      As of the date of this Post-Effective Amendment, a separate account of Security Equity Life Insurance Company, a separate account of Equitable Life Insurance Company of Iowa, Golden American Life Insurance Company and its separate account, a separate account of Security Life of Denver, a separate account of Southland Life and a separate account of Reliastar Life Insurance Company of New York own all of the outstanding shares of the Registrant.

      Security Equity Life Insurance Company, a separate account of Security Equity Life Insurance Company, Equitable Life Insurance Company of Iowa, Golden American Life Insurance Company, Security Life of Denver, Southland Life and ReliaStar Life Insurance Company of New York are required to vote fund shares in accordance with instructions received from owners of variable life insurance and annuity contracts funded by separate accounts of the relevant company.

Item 25. Indemnification.

      Reference is made to Article V, Section 5.4 of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

      Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee's serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

      The Trust has a management agreement with Directed Services Inc. ("DSI"), and The Trust and DSI have various portfolio management agreements with the portfolio managers (the "Agreements"). Generally, the Trust will indemnify DSI and the portfolio managers under the Agreements for acts and omissions by DSI and/or the portfolio managers. Also, DSI will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSI nor the portfolio managers are indemnified for acts or omissions where DSI and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Adviser.

Directed Services, Inc.

The Manager of all Series of the Trust is Directed Services, Inc. ("DSI"). The directors and officers of the Manager have, during the past two fiscal years, had substantial affiliations with Golden American Life Insurance Company ("Golden American") and Equitable of Iowa Companies ("EIC") and its affiliates. Unless otherwise indicated below all officers of DSI have a principal business address of 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. Most directors of DSI are employees of either EIC or one of its affiliates and each serves as a director of some or all of EIC's subsidiaries. In addition to DSI and Golden American, EIC's subsidiaries are Equitable Life Insurance Company of Iowa ("Equitable Life"), Equitable American Insurance Company ("Equitable American") USG Annuity & Life Company ("USG") and Locust Street Securities. EIC's principal business address 909 Locust Street, Des Moines, Iowa 50306.

Name                           Position With Adviser       Other Affiliations
James R. McInnis               Director and President      Executive Vice President of Golden
                                                           American Life Insurance Company and
                                                           ReliaStar Life Insurance Company of
                                                           New York.

Stephen J. Preston             Director                    Executive Vice President and Chief
                                                           Actuary of Golden American Life
                                                           Insurance Company, Inc. and
                                                           ReliaStar Life Insurance Company of
                                                           New York

David S. Pendergrass           Vice President and          Vice President and Treasurer of
ING Insurance Operations       Treasurer                   Golden American Life Insurance
Life Insurance Company                                     Company
5780 Powers Ferry Road
Atlanta, GA 30327-4390

David L. Jacobson              Senior Vice President       Senior Vice President and Assistant
                                                           Secretary of Golden American Life
                                                           Insurance Company, Inc.
Alan G. Hoden                  Director

                         T. Rowe Price Associates, Inc.

For information regarding T. Rowe Price Associates, Inc., reference is made to Form ADV of T. Rowe Price Associates, Inc., SEC File No. 801-00856, which is incorporated by reference.

                          Eagle Asset Management, Inc.

For information regarding Eagle Asset Management, Inc., reference is made to Form ADV of Eagle Asset Management, Inc., SEC File No. 801-21343, which is incorporated by reference.

                         A I M Capital Management, Inc.

For information regarding A I M Capital Management, Inc., reference is made to Form ADV of A I M Capital Management, Inc., SEC File No. 801-15211, which is incorporated by refereence.

                         ING Investment Management, LLC

For information regarding ING Investment Management, LLC, reference is made to Form ADV of ING Investment Management, LLC, SEC File No. 801-15160, which is incorporated by reference.

                     Baring International Investment Limited

For information regarding Baring International Investment Limited, reference is made to Form ADV of Baring International Investment Limited, SEC File No. 801-15160, which is incorporated by reference.

                    Massachusetts Financial Services Company

For information regarding Massachusetts Financial Services Company, reference is made to Form ADV of Massachusetts Financial Services Company, SEC File No. 801-15160, which is incorporated by reference.

                         Janus Capital Managemment LLC

For information regarding Janus Capital Corporation reference is made to Form ADV of Janus Capital Corporation, SEC File No. 801-13991, which is incorporated by reference.

                        Alliance Capital Management L.P.

For information regarding Alliance Capital Management L.P. reference is made to Form ADV of Alliance Capital Management L.P., SEC File No. 801-32361, which is incorporated by reference.

                      Salomon Brothers Asset Management Inc

For information regarding Salomon Smith Barney Asset Management Inc, reference is made to Form ADV of Salomon Smith Barney Asset Management Inc, SEC File No. 801-32046, which is incorporated by reference.

                         Capital Guardian Trust Company

For information regarding The Capital Guardian Trust Company reference is made to Form ADV of Capital Guardian Trust Company SEC File No. 801-60145, which is incorporated by reference. Fidelity Management & Research Company

For information regarding Fidelity Management & Research Company reference is made to Form ADV of Fidelity Investment Management SEC File No. 801-7884, which is incorporated by reference.

                              ING Investments, LLC

For information regarding ING Pilgrim Investments, Inc. reference is made to Form ADV of ING Pilgrim Investment, LLC SEC File No. 801-48282, which is incorporated by reference.

                    Pacific Investment Managment Company LLC

For information regarding Pacific Investment Managment Company LLC reference is made to Form ADV of Pacific Investment Managment Company LLC SEC File No. 801-48187 which is incorporated by reference.

                         Goldman Sachs Asset Management

For information regarding Goldman Sachs Asset Management reference is made to Form ADV of Goldman Sachs Asset Management SEC File No. 801-16048, which is incorporated by reference.

                    Morgan Stanley Investment Management Inc.

For information regarding Morgan Stanley Investment Management Inc. reference is made to Form ADV of Morgan Stanley Investment Management Inc. SEC File No. 801-15757, which is incorporated by reference.

                J.P. Morgan Fleming Asset Management (USA), Inc.

For information regarding J.P. Morgan Fleming Asset Management (USA), Inc. reference is made to Form ADV of J.P. Morgan Fleming Asset Management (USA), Inc. SEC File No. 801-46669 (London) and 801-50256 (USA), which is incorporated by reference.

                           Fund Asset Management, L.P.

For information regarding Fund Asset Management, Limited reference is made to Form ADV of Fund Asset Management, Limited . SEC File No.801-12485, which is incorporated by reference.

Item 27. Principal Underwriters.

      (a) Directed Services, Inc. serves as Distributor of Shares of The GCG Trust.

      (b) The following officers of Directed Services, Inc. hold positions with the registrant: Barnett Chernow, Vice President, and Myles R. Tashman, Secretary.

NAME and PRINCIPAL                POSITIONS and OFFICES           POSITIONS and OFFICES
BUSINESS ADDRESS                  with UNDERWRITER                with FUND
Stephen J. Preston                Director                        Vice President
Golden American Life
Insurance Co.
1475 Dunwoody Drive
West Chester, PA 19380

      (c)   Not Applicable (Underwriter Receives No Compensation)

Item 28. Location of Accounts and Records.

      The Trust maintains its books of account for each Series as required by
      Section 31(a) of the 1940 Act and rules thereunder at its principal office at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478. The Trust's books of account are also kept at the offices of PFPC Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903.

Item 29. Management Services.

      There are no management-related service contracts not discussed in Part A or Part B.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 50 to the Registration Statement on Form N-lA to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Scottsdale, and the State of Arizona, on the 10th day of February, 2003.

                                               THE GCG TRUST

                                               /s/ Kimberly A. Anderson
                                               --------------------------
                                               Kimberly A. Anderson
                                               Vice President and Secretary

Pursuant to the requirements of the 1933 Act, the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

            SIGNATURE                TITLE                            DATE

---------------------------------    Trustee and Chairman      February 10, 2003
         John G. Turner*

---------------------------------    President                 February 10, 2003
       Mary Bea Wilkinson*

---------------------------------    Treasurer and Principal   February 10, 2003
      Christopher W. Smythe*         Accounting Officer


---------------------------------    Trustee                   February 10, 2003
         Paul S. Doherty*

---------------------------------    Trustee                   February 10, 2003
        J. Michael Earley

---------------------------------    Trustee                   February 10, 2003
      R. Barbara Gitenstein*

---------------------------------    Trustee                   February 10, 2003
        R. Glenn Hilliard*

---------------------------------    Trustee                   February 10, 2003
       Walter H. May, Jr.*

---------------------------------    Trustee                   February 10, 2003
       Thomas J. McInerney

---------------------------------    Trustee                   February 10, 2003
           Jock Patton*

---------------------------------    Trustee                   February 10, 2003
        David W.C. Putnam

---------------------------------    Trustee                   February 10, 2003
         Blaine E. Rieke*

---------------------------------    Trustee                   February 10, 2003
        Roger B. Vincent*

---------------------------------    Trustee                   February 10, 2003
      Richard A. Wedemeyer*


*By:          /s/ Kimberly A. Anderson
              -----------------------------------
              Kimberly A. Anderson
              as Attorney-in-Fact**


**       Pursuant to powers of attorney filed herewith.

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Kimberly A. Anderson her true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of her in her name, place and stead, to sign any and all registration statements applicable to the GCG Trust, and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated:  February 6, 2003


                                            /s/ Mary Bea Wilkinson
                                            ------------------------------
                                            Mary Bea Wilkinson

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Kimberly A. Anderson, Michael J. Roland, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to the GCG Trust, and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated:  February 6, 2003


                                            /s/ Blaine E. Rieke
                                            --------------------------
                                            Blaine E. Rieke

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Kimberly A. Anderson his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to the GCG Trust, and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated:  February 6, 2003


                                            /s/ Christopher W. Smythe
                                            ------------------------------
                                            Christopher W. Smythe

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Kimberly A. Anderson, Michael J. Roland, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to the GCG Trust, and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated:  February 6, 2003


                                            /s/ R. Glenn Hilliard
                                            --------------------------
                                            R. Glenn Hilliard

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Kimberly A. Anderson, Michael J. Roland, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to the GCG Trust, and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated:  February 6, 2003


                                            /s/ Jock Patton
                                            --------------------------
                                            Jock Patton

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Kimberly A. Anderson, Michael J. Roland, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to the GCG Trust, and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated:  February 6, 2003


                                            /s/ John G. Turner
                                            --------------------------
                                            John G. Turner

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Kimberly A. Anderson, Michael J. Roland, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to the GCG Trust, and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated:  February 6, 2003


                                            /s/ Paul S. Doherty
                                            --------------------------
                                            Paul S. Doherty

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Kimberly A. Anderson, Michael J. Roland, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to the GCG Trust, and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated:  February 6, 2003


                                            /s/ R. Barbara Gitenstein
                                            --------------------------
                                            R. Barbara Gitenstein

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Kimberly A. Anderson, Michael J. Roland, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to the GCG Trust, and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated:  February 6, 2003


                                            /s/ Richard A. Wedemeyer
                                            -----------------------------------
                                            Richard A. Wedemeyer

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Kimberly A. Anderson, Michael J. Roland, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to the GCG Trust, and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated:  February 6, 2003


                                            /s/ Roger B. Vincent
                                            --------------------------
                                            Roger B. Vincent

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Kimberly A. Anderson, Michael J. Roland, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to the GCG Trust, and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated:  February 6, 2003


                                            /s/ Walter H. May
                                            ------------------------------
                                            Walter H. May

                                  EXHIBIT INDEX

Number                Exhibit Name
------                ------------
(d)(4)(C)             Administrative Services Sub-Contract between DSI,
                      Inc. and ING Funds Services, LLC

(p)(23)               Marsico Capital Management, LLC Code of Ethics

                                       17